------------
 PARKSTONE
------------
MUTUAL FUNDS


                                        [PICTURE APPEARS HERE]


May 31, 1998
ANNUAL REPORT

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

Message From Your Chairman..................................................   2
Message From Your Investment Adviser........................................   4
Portfolio Performance Discussion............................................   6
Report of Independent Accountants...........................................  35
Statements of Assets and Liabilities........................................  36
Statements of Operations....................................................  41
Statements of Changes in Net Assets.........................................  50
Statements of Cash Flows....................................................  59
Schedules of Portfolio Investments..........................................  62
Notes to Financial Statements............................................... 113
Financial Highlights........................................................ 138

--------------------------------------------------------------------------------
A Message From The Chairman
--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


Dear Shareholders:

It was a year of solid gains for the financial markets, and a year of change for the Parkstone Funds. During the course of the 11 months ended May 31, 1998, the Dow Jones Industrial Average rocketed 1569 points higher. With the prospect of the first government budget surplus in decades and no prospect of inflation, the fixed-income markets gained ground as well. As a result, we're pleased to report that the year was a very good one for financial markets and for investors.

A BROADER TALENT POOL AND MORE OPTIONS

It was also an eventful year for the Parkstone Funds. On March 31, 1998, the merger of National City and First of America Bank Corporation was completed. As of that date, First of America Investment Corporation became part of National City, which greatly expands distribution opportunities for the Parkstone Funds.

In addition, as a direct result of the merger of National City and First of America, our funds will be advised and managed by a larger team of investment professionals.

This team, which includes many Parkstone managers, places a high premium on disciplined investment management, superior performance and responsiveness to client service. The depth and breadth of expertise and experience this team brings to our funds will enhance our ability to meet our clients' objective--as well as offer a broad array of investment products, strong investment performance and a comprehensive package of investment advice.

A FEW CHANGES

Of course, while much remains the same with the Parkstone Funds, there have also been some changes in management of several of the Parkstone portfolios. Rest assured, however, that our team of investment advisors are dedicated to maintaining--and achieving--the objectives of the Parkstone Funds.

IN CLOSING . . . .

In the pages that follow, you will find a detailed discussion of the performance of each of the Parkstone Mutual Funds during the eleven months ended May 31, 1998. You will also find a letter from our Investment Advisor, which includes an economic outlook for the coming months. We urge you to read this material closely.

--------------------------------------------------------------------------------
A Message From The Chairman, continued
--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

            NOTICE TO SHAREHOLDERS
            PLEASE BE ADVISED OF THE FOLLOWING FACTS ABOUT MUTUAL
            FUNDS:

                   . YOUR PRINCIPAL IS AT RISK.

                   . NOT AN OBLIGATION OF FIRST OF AMERICA OR NATIONAL CITY.

                   . NO FDIC COVERAGE.

Finally, we thank you for your continued confidence in us. As always, if you have any questions or require any assistance, please don't hesitate to call us at 1-800-451-8377.

Sincerely,

/s/ John Rapp

John Rapp
Chairman
The Parkstone Funds

THE PARKSTONE FUNDS(R) ARE NOT FDIC INSURED AND ARE NOT OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK OR ITS AFFILIATES. INVESTMENT PRODUCTS INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
Message From Your Investment Adviser
--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

Dear Shareholders:

Benign inflation, low interest rates, an economy growing steadily--as Federal Reserve Chairman Alan Greenspan recently noted, domestically, economic conditions have never been more positive. In its eighth year of expansion, our economy is moving along briskly--and there are few indications that a significant change in this environment is in the offing. However, is this really the case?

FLU SYMPTOMS

While personal consumption and investment in the United States remain extremely strong, economies abroad are considerably weaker and--because of the situation in Asian markets and the sheer strength of the dollar--may grow even weaker. Consequently, U.S. exports are slowing, and our trade deficit is exploding. In fact, the deficit is now estimated to have subtracted a full 2.6% from growth in the first quarter alone--and, we believe, will likely dampen growth even more over the next several quarters as a wave of imports from distressed Asian manufacturers reaches our shores.

Of course, a slower rate of growth, as the Federal Reserve has preached for several years, is not necessarily a negative. In fact, minutes from the March meeting of the Federal Reserve Open Market Committee (FOMC) showed that the Fed changed its bias from a neutral stance to one of tightening. At that meeting, the members agreed that should the strength of the economic expansion and the firming of the labor markets persist, policy tightening likely would be needed at some point to head off imbalances that might undermine economic growth. However, the markets then--and now--clearly did not agree. The Fed Fund and Eurodollar futures have yet to show a tightening in prices for 1998.

HIGHER OR LOWER INTEREST RATES

In addition, looking ahead, we do not believe the Fed will tighten rates anytime soon either. In fact, we expect to see the economy growing in the range of 2.5% to 3.0% in the second half of the year, with consumption and housing remaining strong, investment slowing and trade finally stabilizing, albeit at record deficit levels. Inflation should remain calm given the continued decline in goods prices, the strength of the dollar and the extremely competitive pricing environment.

Consequently, while cases can be made for both higher and lower interest rates, we believe the Fed will remain on hold through at least the summer. Moreover, given the environment, consistently good news on inflation and the continued turmoil in Asian and other markets, we believe the long bond has yet to see its low. What, then, is the reason for concern?

THE BIGGER PICTURE . . .

In short, after eight years of uninterrupted expansion and increasing productivity, our economy and some of our corporations are now facing some new and very real pressures at home and abroad. In markets around the world, the strength of the dollar is making U.S. goods prohibitively expensive for potential consumers. At the same time, at home, with imports from markets with devalued currencies entering the marketplace at record levels, corporations have very little, if any, pricing power. This, coupled with increasing wage pressures from a tight domestic labor market, is beginning to squeeze profit margins--and may soon impact corporate profits and growth.

Previously in the expansion, increases in productivity have more or less offset much of these pressures. At this point, however, productivity is no longer increasing as rapidly. Consequently, after years of simply fantastic performance, we do expect to see corporate profit growth slow to lower levels. Thus, we believe earnings estimates appear overly optimistic--even while stocks are valued at peak multiples of peak profits.

--------------------------------------------------------------------------------
Message From Your Investment Adviser, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

 . . . AND WHAT IT SHOWS

Consequently, now is the time to approach the markets cautiously. Looking out longer term, we are extremely optimistic regarding the markets--we believe our economy has never been stronger, our corporations have never been leaner, and the potential has never been as bright. Over the short-term, however, upside potential may be somewhat limited, and downside risks are increasing.

In short, many of the trends that have fueled our advance over the past several years seem to be running out of steam now. Consequently, rather than another year of double-digit gains in stock prices, we would not be surprised--when all has been said and done--to see the market return to its historic norm of 9% or so.

Sincerely,

/s/ Mark R. Kummerer


Mark R. Kummerer
Director

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
                          Small Capitalization Fund+

In short, it was a disappointing year for small-cap investors, in general, and for growth investors, in particular. Despite the sheer fundamental strength of many companies in this sector, market sentiment continued to favor larger cap issues. Therefore, while the earnings and profits of many of our holdings increased at a rate double or triple that of large-cap issues, the stock prices of most remained stable or--in the case of technology and health care stocks-- even weakened.

Given the dearth of interest in the small cap sector, bright moments were few. Nevertheless, there were some, and they were impressive, Omni Energy Services (0.8% of the portfolio's net assets), Envoy (1.6%) and Staff Leasing (1.8%)* soared 40% or more over the course of the period. Overall, however, the period was a discouraging one for small-cap investors. For the year ended May 31, 1998, the Fund produced a total return of 5.48% (Investor A shares without sales charge).

OUTSTANDING VALUES
Out of favor for more than two years now, many of the stocks in the small-cap sector are astonishingly cheap when compared to larger capitalization issues. Moreover, we expect that many of the companies the portfolio has invested in may grow at a rate of 40% or more in the year ahead--and make these stocks even more attractive.

Therefore, we believe that when the market does turn and notice small-cap stocks, and, in particular, small-cap growth stocks, again, the move upward could be a powerful one. Consequently, we are extremely optimistic about the prospects for the Fund over the long-term. Currently, however, sentiment continues to favor larger cap issues and may do so in the months ahead.

As of May 31, 1998, the top five holdings in the Fund's portfolio were Visio Corp. (3.2% of the portfolio's net assets), Concord EFS (2.7%), Orthodontic Centers of America (2.2%), Veritas (2.2%) and Sanmina Corp. (2.1%).*

-------
* The composition of the Portfolio is subject to change.
+ Small-capitalization funds typically carry additional risks since smaller companies general have a higher risk of failure and, historically, their stocks have experienced a greater degree of market volatility than stocks on average.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
                       ---------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
                       ---------------------------------

         Investor A*      0.74%      14.72%      16.82%
                       ---------------------------------
         Institutional    5.77%      16.06%      17.53%
                       ---------------------------------
         * Reflects 4.50% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
                       ---------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
                       ---------------------------------

         Investor B**    -0.19%                  13.22%
                       ---------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
                       ---------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
                       ---------------------------------

         Investor C***    4.81%      15.28%      17.12%
                       ---------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%


                           SMALL CAPITALIZATION FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                       Investor A   Institutional    Russell 2000
          Oct-88        $ 9,551        $10,000         $10,000
          Jun-89         11,136         11,660          11,512
          Jun-90         14,285         14,957          11,862
          Jun-91         13,320         13,946          12,008
          Jun-92         15,045         15,752          13,753
          Jun-93         21,931         22,962          17,324
          Jun-94         21,811         22,927          18,086
          Jun-95         31,599         33,318          21,716
          Jun-96         47,378         49,987          26,913
          Jun-97         45,231         47,791          31,308
          May-98         44,361         47,013          36,398


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                       Investor B**   Russell 2000
          Feb-94         $10,000        $10,000
          Jun-94           8,382          9,071
          Jun-95          12,155         10,892
          Jun-96          18,390         13,498
          Jun-97          17,431         15,701
          May-98          17,093         18,254


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                      Investor C***   Russell 2000
          Oct-88         $10,000         $10,000
          Jun-89          11,560          11,512
          Jun-90          14,957          11,862
          Jun-91          13,946          12,008
          Jun-92          15,752          13,753
          Jun-93          22,962          17,324
          Jun-94          22,927          18,086
          Jun-95          33,100          21,716
          Jun-96          49,092          26,913
          Jun-97          46,598          31,308
          May-98          45,462          36,398


The Fund's performance is compared to the Russell 2000 Stock Index, which represents the performance of domestically traded common stocks of small- to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Small Capitalization Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                            MID CAPITALIZATION FUND

The action was where the liquidity was during the year ended May 31, 1998--and therefore, the largest and best-known names were strong performers during the period. Nonetheless, while the vast majority of mid- and smaller capitalization stocks were overlooked and undervalued by comparison, several of the holdings of the portfolio did make impressive gains.

Over the course of the year, Health Management Associates (3.1% of the portfolio's net assets), SunAmerica (2.8%) and Finova (2.5%)* all gained 50% or more. Chancellor Media (1.9%) rose an astonishing 112%. Nevertheless, with market sentiment so clearly favoring larger capitalization issues, mid-cap stocks lagged--and smaller capitalization issues more or less wilted in comparison, from neglect. Focused on these sectors, and with a sizable portion of its assets invested in small-cap issues, the Fund's performance lagged as well. For the twelve months ended May 31, 1998, the Fund posted a total return of 21.40% (Investor A shares without sales charge).

SENTIMENTAL FAVORITES
We remain very optimistic about the Fund's prospects in the year ahead. True to any growth strategy, the portfolio is heavily weighted in health care and technology: two sectors that we believe offer the best long-term growth potential than many others. In addition, the Fund has sizable positions in consumer cyclicals. Given that personal incomes are rising faster than inflation, the fundamentals suggest that this sector could produce strong results in the coming year. At the same time, however, sentiment still clearly favors larger capitalization issues, and they may continue to outperform over the near-term. Therefore, we are reducing our exposure in the small-cap sector slightly--and put the money to work in companies we believe are more highly capitalized and better able to ride the waves of sentiment.

As of May 31, 1998, the top five holdings in the Fund's portfolio were Service Corp. International (3.1% of the Fund's net assets), Health Management Associates (3.1%), SunAmerica (2.8%), Paychex (2.7%) and Chancellor Media Corp. (2.6%). *
-------
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor A*     15.93%      13.54%      14.32%
         -----------------------------------------------
         Institutional   21.52%      14.73%      14.93%
         -----------------------------------------------
         * Reflects 4.50% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**    15.79%                  12.92%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor C***   20.79%      14.03%      14.57%
         -----------------------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%




                            MID CAPITALIZATION FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                       Investor A*   Institutional   S&P 400 Index
          Oct-88         $ 9,551       $ 10,000        $ 10,000
          Jun-89          11,159         11,683          12,293
          Jun-90          13,305         13,930          14,190
          Jun-91          13,245         13,867          16,012
          Jun-92          15,255         15,972          18,982
          Jun-93          18,524         19,381          23,290
          Jun-94          18,048         18,909          23,281
          Jun-95          22,533         23,674          28,483
          Jun-96          29,197         30,736          34,631
          Jun-97          30,886         32,450          42,710
          May-98          36,058         37,941          53,971


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                       Investor B**     S&P 400
          Feb-94        $ 10,000       $ 10,000
          Jun-94           8,430          9,059
          Jun-95          10,486         11,083
          Jun-96          13,689         13,475
          Jun-97          14,407         16,619
          May-98          16,897         21,000


                           [LINE GRAPH APPEARS HERE]


                          Value of $10,000 Investment

                      Investor C***     S&P 400
          Oct-88        $ 10,000       $ 10,000
          Jun-89          11,583         12,293
          Jun-90          13,930         14,190
          Jun-91          13,867         16,012
          Jun-92          15,972         18,982
          Jun-93          19,381         23,290
          Jun-94          18,909         23,281
          Jun-95          23,364         28,483
          Jun-96          30,066         34,631
          Jun-97          31,621         42,710
          May-98          36,799         53,971


The Fund's performance is being compared to the Standard & Poor's Mid-Cap 400 Index to reflect the Fund's focus on the mid-cap sector of the U.S. stock market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Mid-Cap Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                           LARGE CAPITALIZATION FUND

Investors' key concern during the year ended May 31, 1998, was liquidity--and therefore, large-capitalization stocks led the market to ever-higher highs throughout the period. Of course, there were a few bumpy moments in the fall and early spring as investors worried about the impact of collapsing Asian currencies on the profits of multinationals. But, at least initially, it seemed that few would experience problems.

Among the funds largest holdings Pfizer (3.4% of the portfolio's net assets) was up 104% on the strength of its new impotence drug, Viagra. Lucent Technologies (3.1%) and Warner-Lambert (2.8%) too, made gains of 123% and 90% respectively over the course of the period. Therefore, the Fund benefited handsomely and posted a total return of 33.05% (Investor A shares without sales charge) for the year ended May 31, 1998.

HOW MUCH BETTER CAN IT GET?
As Alan Greenspan recently noted, economic conditions have never been better. Inflation is benign, interest rates are low, and our economy is in its eighth year of expansion and gives every indication of continuing growth. In short, the backdrop is extremely positive--and yet, we believe there is reason for caution in the months ahead.

Clearly, at some point, we believe U.S. companies will feel the impact of the cheapening of currencies around the world. In addition, the strength of the dollar is dampening enthusiasm for U.S. exports considerably. Domestically, wage pressures are increasing and the pricing power of even the largest corporations is weak. Consequently, while we are optimistic about the long-term prospects for larger cap issues, we are very carefully monitoring the pressures and competitors they face both at home and abroad.

As of May 31, 1998, the top five holdings in the Fund's portfolio were Pfizer (3.4% of the portfolio's net assets), Lucent Technologies (3.1%), Cisco Systems (3.1%), Warner-Lambert (2.8%) and Home Depot (2.7%).*

-------
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/1/96)
         -----------------------------------------------

         Investor A*     27.06%                  25.52%
         -----------------------------------------------
         Investor B**    27.13%                  25.93%
         -----------------------------------------------
         Investor C***   31.89%                  26.84%
         -----------------------------------------------

         *  Reflects 4.50% Sales Charge
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 1.00%


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                              (12/28/95)
         -----------------------------------------------

         Institutional   33.36%                  28.83%
         -----------------------------------------------








                           LARGE CAPITALIZATION FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                       Investor A*    Investor B**    Investor C***    S&P 500
          Feb-96        $ 9,547       $ 10,000        $ 10,000       $ 10,000
          Jun-96         10,405         10,477          10,714         10,653
          Jun-97         13,477         14,349          13,930         13,490
          May-98         16,979         17,107          17,395         16,874



                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                     Institutional      S&P 500
          Dec-95       $ 10,000       $ 10,000
          Jun-96         11,286         11,032
          Jun-97         14,650         15,202
          May-98         18,483         19,018


The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Large Capitalization Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                         INTERNATIONAL DISCOVERY FUND+

To put it simply, the year ended May 31, 1998, was an interesting one for international investors. Early in the period, currency problems engulfed Asian markets, and over the course of the next several months, investors worried that this crisis would seriously reduce global economic growth. At the same time, profound structural changes were taking place in Europe as markets there moved closer to monetary union. These changes created a very positive environment for growth in the region.

With only a small portion of its assets invested in the Asian arena, the Fund was not as dramatically impacted by events there. Performance was somewhat disappointing, however, due to our holdings in smaller and middle-capitalization companies in the U.K. and Continental Europe. There, as in the U.S. domestic market, small- and mid-cap stocks were simply overlooked as investors stampeded to large-cap issues. Consequently, for the year ended
May 31, 1998, the Fund posted a total return of 9.35% (Investor A shares without sales charge), versus its benchmark, the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, which produced a return of 11.40%.

GOING FORWARD
We will be monitoring events in Asia very closely in the coming months. Very little progress has been made in addressing this region's structural problems-- and there is little to indicate that any will be made in the near future. The Fund has only minimal exposure in this arena; nonetheless, the situation is worrisome, and markets worldwide will continue to feel the impact of the Asian economic crisis.

At the same time, we believe Continental Europe continues to offer investors long-term opportunities. European corporations are in the early stages of creating more efficient, globally competitive organizations--a process that will compound earnings growth as profit margins expand. As a result, we are very optimistic about the prospects for growth in this region and in Latin America, where relatively low valuations and projected double-digit earnings growth offer investors strong potential.

As of May 31, 1998, the top five holdings in the Fund's portfolio were Altran Technologies (2.6% of the portfolio's net assets), Oce van der Grinten (2.6%), Mannesmann AG (2.5%), Nestles SA (2.4%) and Alcatel Alsthom (2.4%).*

-------
+ International investing is subject to certain risk factors, such as currency exchange-rate volatility, possible political, social or economic instability, foreign taxation and/or differences in accounting and other financial standards.
* The composition of the Fund's portfolio is subject to change.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (12/29/92)
         -----------------------------------------------

         Investor A*      4.42%       7.79%      10.64%
         -----------------------------------------------
         Institutional    9.58%       9.01%      11.86%
         -----------------------------------------------
         * Reflects 4.50% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     3.58%                   4.65%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (12/29/92)
         -----------------------------------------------

         Investor C***    8.58%       8.55%      11.42%
         -----------------------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%






                         INTERNATIONAL DISCOVERY FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                          Morgan Stanley Europe
                       Investor A*   Institutional        Australia & Far East
          Dec-92        $ 9,551       $ 10,000                 $ 10,000
          Jun-93         10,994         11,552                   12,228
          Jun-94         12,642         13,299                   14,104
          Jun-95         12,366         13,051                   14,115
          Jun-96         14,177         14,977                   15,989
          Jun-97         16,444         17,424                   18,040
          May-98         17,297         18,353                   18,998


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                           Morgan Stanley Europe
                       Investor B**        Australia & Far East
          Feb-94       $ 10,000                $ 10,000
          Jun-94          8,981                   9,971
          Jun-95          8,728                   9,979
          Jun-96          9,989                  11,304
          Jun-97         11,535                  12,755
          May-98         12,168                  13,431


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                           Morgan Stanley Europe
                      Investor C***        Australia & Far East
          Dec-92       $ 10,000                $ 10,000
          Jun-93         11,452                  12,228
          Jun-94         13,299                  14,104
          Jun-95         13,146                  14,115
          Jun-96         14,937                  15,989
          Jun-97         17,197                  18,041
          May-98         17,969                  18,998


The Fund's performance is compared to the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone International Discovery Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Mutual Funds                                          May 31, 1998

                          CONSERVATIVE ALLOCATION FUND

Interest rates tumbled as worries about the stability of Asian markets swept through the U.S. markets during the year ended May 31, 1998. Investors sought liquidity and safety--and found them in high-quality, fixed-income securities and larger capitalization stocks. With a sizable portion of its assets invested in high-quality bonds, the Fund benefited handsomely as the bond markets rallied. Holdings in the large-cap sector also made a solid contribution to performance.

Nevertheless, a portion of the portfolio, albeit considerably smaller than the allocation to fixed-income securities, was invested in small- and mid-cap stocks. Despite the sheer fundamental strength of their balance sheets and astonishingly cheap valuations in comparison to larger capitalization issues, these stocks were once again overlooked as market sentiment focused almost exclusively on large caps. As a result, while performance was strong, the Fund fell short of its benchmarks. For the year ended May 31, 1998, the Fund produced a total return of 13.56%, versus returns of 30.66% and 10.99% for the S&P 500 and the Salomon Brothers Broad Index, respectively.

INTERESTING TIMES
We remain cautiously optimistic about the prospects for the Fund in the months ahead. We believe the full impact of events in Asia has yet to be felt. When it is, our economy may slow, and interest rates, already low, could trend lower-- which would create a very positive environment in the fixed-income markets. Moreover, it is our view that investors' focus on larger cap issues is sure to shift at some point. When it does, the Fund's holdings in the small- and mid-cap sectors--which are significantly undervalued now--could move upward quickly.

As of May 31, 1998, approximately 28% of the Fund's net assets were invested in stocks, 69% in bonds, and the remaining 3% was held in cash or cash equivalents. The fixed-income portion of the portfolio was widely diversified, with exposures in corporate bonds, mortgage-related and asset-backed securities as well as Treasury securities. The average maturity of these holdings was (5.8) years. The top five holdings in the equity portion of the portfolio were Pfizer (0.6% of the portfolio's net assets), Service Corp. International (0.6%), Warner-Lambert (0.5%), Cardinal Health (0.5%), and SunAmerica (0.5%).*

-------
* The Portfolio's composition is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                              (12/30/96)
         -----------------------------------------------

         Institutional   13.56%                  11.45%
         -----------------------------------------------



                         CONSERVATIVE ALLOCATION FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                           Lehman Intermediate
                                           Government/Corporate     Salomon Brothers Broad
            Institutional     S&P 500          Bond Index                Broad Index
Dec-96       $ 10,000       $ 10,000          $ 10,000                   $ 10,000
Jan-97          9,865         10,621            10,039                     10,039
Feb-97          9,865         10,707            10,058                     10,050
Mar-97          9,865         10,262             9,989                      9,948
Apr-97         10,486         10,874            10,107                     10,090
May-97         10,486         11,542            10,190                     10,185
Jun-97         10,486         12,057            10,283                     10,307
May-98         11,660         15,082            11,091                     10,736

The Fund's performance is compared to the Standard & Poor's 500 Stock Index, the Lehman Brothers Intermediate Government/Corporate Bond Index and the Salomon Brothers Broad Index The S&P 500 Index represents the performance of the U.S. stock market as a whole; the Lehman Brothers Intermediate Government/Corporate Bond Index is representative of intermeidate-term bonds; and the Salomon Brothers Broad Index represents the performance of the overall bond market. These indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Conservative Allocation Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARE, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                            BALANCED ALLOCATION FUND

Benign inflation and a steadily growing economy provided a positive backdrop for the equity market during the year ended May 31, 1998. Yet, as the market roared higher, investors sought safety--and with every notch upward in the Dow, they focused their attention ever more narrowly on large-capitalization stocks. Moreover, as events in Asia unfolded throughout the fall and early spring, enthusiasm for liquidity and safety grew even stronger. Therefore, large-cap stocks moved even higher, and bonds rose, too.

As investors rushed to "safety," most small- and mid-cap stocks were left behind--and international stocks, particularly those with close ties to Asian markets, wilted. Given the environment, bonds gained ground, but their returns, too, simply could not compete with the large caps. As a result, the performance of widely diversified portfolios, particularly those with international holdings like ours, lagged the benchmarks. For the year ended May 31, 1998, the Fund posted a total return of 15.41% (Investor A shares without load) versus the average of its industry benchmarks, the S&P 500 and the Salomon Brothers Broad Index, which were 30.66% and 10.99%, respectively, over the same period.

NOTHING LASTS FOREVER
Ironically, as the prices of large-cap stocks rose over the past year, so did downside risk in the sector. Valuations in the sector are now extremely high in comparison to small- and mid-capitalization stocks. On a risk-adjusted basis, bonds, too, are now very attractive in comparison. In short, at current levels, it is somewhat debatable whether large-capitalization stocks still offer the level of safety investors seem to be seeking--and, at some point, we expect market sentiment will shift in response. Widely diversified, and holding several stocks that have been overlooked and undervalued for quite some time, we believe the portfolio is well positioned should this turn of events occur.

As of May 31, 1998, approximately 51% of the Fund's net assets were invested in stocks, 44% in bonds, and the remaining 5% was held in cash or cash equivalents. The fixed-income portion of the portfolio was widely diversified, with exposures in corporate bonds, mortgage-related and asset-backed securities, as well as Treasury securities. The average maturity of these holdings was 9.10 years. The top five holdings in the equity portion of the portfolio were SunAmerica Inc. (0.7%), Pfizer, Inc. (0.7%), Service Corp. International (0.7%), Lucent Technologies (0.6%) and Warner-Lambert Co. (0.6%)*

-------
* The composition of the Portfolio is subject to change.

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998



       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (1/31/92)
------------------------------------------
Investor A*    10.22%   10.78%   10.59%
------------------------------------------
Institutional  15.64%   12.04%   11.57%
------------------------------------------

*Reflects 4.50% Sales Charge


Balanced Allocation Fund

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                               Salomon Brothers
 Date         Investor A*     Institutional      S&P 500          Broad Index
 ----         -----------     -------------      -------          -----------

Jan-92         $ 9,551           $10,000         $10,000            $10,000
Jun-92           9,354             9,794          10,121             10,418
Jun-93          11,013            11,523          11,500             11,666
Jun-94          10,834            11,357          11,662             11,528
Jun-95          12,889            13,540          14,702             12,975
Jun-96          15,146            15,951          18,525             13,622
Jun-97          16,905            17,843          24,953             14,732
May-98          18,918            20,006          31,213             15,345


    Average Annual Total Return
         As of May 31, 1998
-------------------------------------
                             Since
                1 Year     Inception
                           (2/4/94)
-------------------------------------
Investor B**    9.58%       10.45%
-------------------------------------

**Reflects Applicable Contingent
  Deferred Sales Charge of 5.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                             Salomon Brothers
 Date                Investor B**         S&P 500               Broad Index
 ----                ------------         -------               -----------

Feb-94                 $10,000            $10,000                 $10,000
Jun-94                   8,820              9,344                   9,947
Jun-95                  10,434             11,780                  10,689
Jun-96                  12,344             14,843                  11,222
Jun-97                  13,714             17,902                  12,136
May-98                  15,361             22,393                  12,641


       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (1/31/92)
------------------------------------------
Investor C***  14.51%   11.10%   10.83%
------------------------------------------

***Reflects Applicable Contingent Deferred
   Sales Charge of 1.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                              Salomon Brothers
 Date        Investor C***    S&P 500            Broad Index
 ----        -------------    -------            -----------

Jan-92         $10,000        $10,000              $10,000
Jun-92           9,694         10,121               10,418
Jun-93          11,523         11,500               11,666
Jun-94          11,357         11,662               11,528
Jun-95          13,348         14,702               12,975
Jun-96          15,571         18,525               13,622
Jun-97          17,268         24,953               14,732
May-98          19,179         31,213               15,345


The Fund's performance is compared to the Standard & Poor's 500 Stock Index, a broad measure of the stock market as a whole, and the Salomon Brothers Broad Index, which represents the performance of the overall bond market. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Balanced Fund reflects the deduction of fees for these value-

INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
                           AGGRESSIVE ALLOCATION FUND
As troubles arose in Asia during the year ended May 31, 1998, investors sought liquidity and safety. To this end, investors focused on high-quality fixed-income securities and large-capitalization stocks. Already highly valued, the large-caps moved higher. The bond market, too, rallied as interest rates tumbled. Sadly, much as they have been for the past two years, smaller and mid-capitalization stocks continued to be overlooked as investors sped to "safety." International stocks suffered, too, as the majority of markets around the world responded to events in Asia more dramatically than the U.S. equity market.

Aggressively oriented, the Fund held slightly over 20% of its net assets in fixed-income securities and more than 75% of its net assets in stocks throughout the period.* While a portion of the equity allocation was invested in large-cap issues, the Fund also held positions in a number of small- and mid-cap companies. In addition, a sizable portion of its assets were invested internationally. Consequently, while performance of both our stock and bond holdings was good, it simply was not as impressive as the performance of the large-cap sector alone. For the year ended May 31, 1998, the Fund produced a total return of 16.79%.

THE SPOTLIGHT WILL SHIFT
Simply put, at some point, the market's infatuation with larger cap issues is likely to disappear--if for no other reason than with every step higher, downside risks and the attractiveness of neglected sectors increase. Eventually, too, we anticipate that many of the larger cap companies will feel--to greater or lesser degrees--some impact of the events in Asia. In addition to extremely strong balance sheets, the majority of the small- and mid-cap companies we hold have little or no exposure in this region. Moreover, the international component of the portfolio is focused on regions beyond Asia, such as Continental Europe, where the benefits of restructuring and downsizing are now becoming apparent.

As a result, we are optimistic about the Fund's prospects in the months ahead and more committed than ever to taking a balanced approach to the marketplace. As of May 31, 1998, approximately 75% of the Fund's net assets were invested in stocks, 20% in bonds and the remaining 3% was held in cash or cash equivalents. The fixed-income portion of the portfolio was widely diversified, with exposures in corporate bonds, mortgage-related and asset-backed securities as well as Treasury securities. The average maturity of these holdings was 9.09 years. The top five holdings in the equity portion of the portfolio were Service Corp. International (0.9% of the portfolio's net assets), SunAmerica (0.8%), Pfizer (0.7%), Cardinal Health (0.7%) and Concord (0.6%).*
-------
* The Portfolio's composition is subject to change.

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


     Average Annual Total Return
         As of May 31, 1998
--------------------------------------
                             Since
                1 Year     Inception
                           (12/30/96)
--------------------------------------
Institutional   16.79%       13.49%
--------------------------------------


Aggressive Allocation Fund

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                        Saloman Brothers
           Date      Institutional      S&P 500            Broad Index
           ----      -------------      -------            -----------

          Dec-96         $10,000        $10,000              $10,000
                          10,000         10,621               10,039
                          10,000         10,707               10,050
          Mar-97           9,565         10,262                9,948
                           9,565         10,874               10,090
                           9,565         11,542               10,185
          Jun-97          10,638         12,057               10,307
          May-98          11,963         15,082               10,736


The Fund's performance is compared to the Standard & Poor's 500 Stock Index, a broad measure of the stock market as a whole, and the Salomon Brothers Broad Index, which represents the performance of the overall bond market. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Aggressive Allocation Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
                               EQUITY INCOME FUND
The Fund was concentrated in dividend-paying stocks and convertibles throughout the year ended May 31, 1998. While many of these companies were large-cap stocks, the most stellar performance, to a large extent, was concentrated in higher risk, growth companies, rather than in low-risk income-producers. Nonetheless, several of the Fund's holdings made impressive advances. Over the course of the year, Masco (2.5% of the portfolio's net assets), Dial Corp. (2.3%) and First Tennessee National (2.0%) all gained over 40%, and Frontier Corp. (2.1%)* rocketed up 66%.

Although the large cap growth sector provided the best returns, large cap income-oriented stocks' outpaced many other sectors of the market.While the Fund fell short of its industry benchmark, the S&P 500, it posted a very respectable total return of 21.68% (Investor A shares without sales charge) for the year ended May 31, 1998.

CONSERVATIVELY POSITIONED

While we are optimistic about the prospects for the stock market in the months ahead, we are cautious. Valuations of large-cap growth stocks are at levels that are described as lofty--and at some point, sentiment is likely to shift. At that point, a correction would not be surprising. At the very least, we could expect to see a very choppy market. Designed to protect assets as well as provide growth, the Fund's assets remain invested in income-producing stocks and convertibles with solid records of accomplishment. These holdings should cushion the blow of any market sell-off. At the same time, should the rest of the market simply begin to catch up with the Nifty Fifty, the Fund is widely diversified, with holdings across the market in dividend-paying companies with strong balance sheets. Consequently, no significant changes are anticipated in the portfolio's allocation or holdings in the coming months.

As of May 31, 1998, the top five holdings in the Fund's portfolio were Home Depot (3.9% of the portfolio's net assets), Bristol Myers Squibb (3.8%), JC Penney Co. (3.6%), American Home Products (3.5%) and MBNA (3.4%).*

-------
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (10/31/88)
------------------------------------------
Investor A*    16.20%   14.00%   14.20%
------------------------------------------
Institutional  21.96%   15.21%   14.83%
------------------------------------------

*Reflects 4.50% Sales Charge


Equity Income Fund

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

           Date         Investor A*            Institutional     S&P 500
           ----         -----------            -------------     -------

          Oct-88         $ 9,551                  $10,000        $10,000
          Jun-89          11,172                   11,697         11,673
          Jun-90          12,777                   13,378         13,599
          Jun-91          13,828                   14,477         14,628
          Jun-92          15,565                   16,296         16,590
          Jun-93          18,165                   19,022         18,851
          Jun-94          17,870                   18,731         19,116
          Jun-95          19,714                   20,708         24,100
          Jun-96          24,653                   25,947         30,366
          Jun-97          30,522                   32,123         40,903
          May-98          35,680                   37,622         51,165


     Average Annual Total Return
         As of May 31, 1998
-------------------------------------
                             Since
                1 Year     Inception
                           (2/4/94)
-------------------------------------
Investor B**    15.78%      13.86%
-------------------------------------

**Reflects Applicable Contingent
  Deferred Sales Charge of 5.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

           Date        Investor B**               S&P 500
           ----        ------------               -------

          Feb-94         $10,000                  $10,000
          Jun-94           8,762                    9,344
          Jun-95           9,595                   11,780
          Jun-96          12,090                   14,843
          Jun-97          14,936                   19,994
          May-98          17,511                   25,010


       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (10/31/88)
------------------------------------------
Investor C*    20.76%   14.44%    14.43%
------------------------------------------

***Reflects Applicable Contingent Deferred
   Sales Charge of 1.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

           Date       Investor C***               S&P 500
           ----       -------------               -------

          Oct-88         $10,000                  $10,000
          Jun-89          11,597                   11,673
          Jun-90          13,378                   13,599
          Jun-91          14,477                   14,628
          Jun-92          16,296                   16,590
          Jun-93          19,022                   18,851
          Jun-94          18,731                   19,116
          Jun-95          20,550                   24,100
          Jun-96          25,518                   30,366
          Jun-97          31,352                   40,903
          May-98          36,392                   51,165


The Fund's performance is compared to the Standard & Poor's 500 Stock Index, which represents the performance of the U.S. stock market as a whole. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Equity Income Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
                               FIXED INCOME FUNDS
The year ended May 31, 1998, was a good one for many fixed-income investors. Solid growth, benign inflation, a neutral Federal Reserve and the expectation of the first government budget surplus since the Sixties put downward pressure on interest rates throughout the year. In the second half, events in Asia prompted investors to seek quality and safety--and many found it in the U.S. fixed-income markets.

While many sectors produced sub-par results over the course of the year, mortgage-backed securities did particularly well. The performance of securities from Asian markets, as well as corporate securities from companies perceived to have a large presence in these markets, were negatively impacted by events in Asia.

While there is little now on the horizon that foreshadows a major change in the environment, we expect to approach the marketplace cautiously in the months ahead. Biased in the direction of tightening, the Fed could move to increase interest rates on any news of inflation or accelerated growth. This seems rather unlikely now, in that we are beginning to see signs of weakness in our economy, and activity is expected to slow in the second half of the year. Therefore, we believe the Fed will remain on hold over the short-term. Looking out longer term, while strong cases can be made for both higher and lower interest rates, we believe the Fed's ultimate move will be to lower rates.

BOND FUND
Positioned relatively conservatively throughout much of the period, the Fund felt the impact of events in Asia but did not suffer significantly. Moreover, throughout the first half of the year, the Fund's positions in mortgage-backed securities performed strongly. Nonetheless, as interest rates fell, prepayment risks increased, and the value of these securities on a fundamental basis decreased.

Consequently, the Fund was in a position to seize a number of extremely attractive opportunities in the corporate sector as these bonds suffered a bout of "Asian Flu." Therefore, the Fund performed strongly over the course of the year ended May 31, 1998, producing a total return of 10.12% (Investor A Shares without sales charge).

A LONG-TERM PERSPECTIVE
Given the environment, the months ahead may be even quieter for bond investors--which, we believe, will significantly reduce opportunities to implement short-term strategies. Longer term sector strategies seem to hold the greatest prospect for success, and consequently, in the coming months, barring any significant change in the environment, we expect to focus our efforts in this area.

As of May 31, 1998, approximately 48% of the Fund's net assets were invested in U.S. Treasury and agency securities, 6% in mortgage-backed securities, 28% in corporate bonds and 13% in asset-backed securities, with the remainder invested in cash equivalents. As of the same date, the average maturity of the holdings of the portfolio was 11.99 years; the average credit quality, Aaa.*

-------
* The composition of the Portfolio is subject to change.

================================================================================

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998



       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (10/31/88)
------------------------------------------
Investor A*     5.73%    5.48%    7.57%
------------------------------------------
Institutional  10.46%    6.69%    8.21%
------------------------------------------

*Reflects 4.00% Sales Charge


Bond Fund

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                       Salomon Brothers
           Date         Investor A*   Institutional       Broad Index
          ------        -----------   -------------       -----------
          Oct-88         $ 9,597         $10,000            $10,000
          Jun-89          10,213          10,642             10,801
          Jun-90          10,922          11,381             11,635
          Jun-91          11,883          12,382             12,896
          Jun-92          13,483          14,050             14,722
          Jun-93          15,092          15,714             16,485
          Jun-94          14,847          15,474             16,290
          Jun-95          16,459          17,297             18,334
          Jun-96          17,161          18,075             19,249
          Jun-97          18,521          19,557             20,818
          May-98          20,116          21,294             21,684


     Average Annual Total Return
         As of May 31, 1998
-------------------------------------
                             Since
                1 Year     Inception
                           (2/4/94)
-------------------------------------
Investor B**     4.29%       5.13%
-------------------------------------

**Reflects Applicable Contingent
  Deferred Sales Charge of 5.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                        Salomon Brothers
           Date        Investor B**        Broad Index
          ------       ------------        -----------
          Feb-94         $10,000             $10,000
          Jun-94           9,144               9,497
          Jun-95          10,138              10,689
          Jun-96          10,605              11,222
          Jun-97          11,371              12,136
          May-98          12,412              12,641


       Average Annual Total Return
           As of May 31, 1998
------------------------------------------
                                  Since
               1 Year  5 Years  Inception
                                (10/31/88)
------------------------------------------
Investor C*     9.33%    5.45%     7.55%
------------------------------------------

***Reflects Applicable Contingent Deferred
   Sales Charge of 1.00%

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                        Salomon Brothers
           Date        Investor C***       Broad Index
          ------       -------------       -----------
          Oct-88         $10,000            $10,000
          Jun-89          10,542             10,801
          Jun-90          11,381             11,635
          Jun-91          12,382             12,896
          Jun-92          14,050             14,722
          Jun-93          15,713             16,485
          Jun-94          15,478             16,290
          Jun-95          16,780             18,334
          Jun-96          17,368             19,249
          Jun-97          18,610             20,818
          May-98          20,080             21,684


The Parkstone Bond Fund's performance is compared to the Salomon Brothers Broad Index, which represents the performance of the overall U.S. bond market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Bond Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

-------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

-------------------------------------------------------------------------------
The Parkstone Group of Funds                                       May 31, 1998
                          LIMITED MATURITY BOND FUND
While the long markets were relatively quiet, the shorter markets were positively sleepy at times during the year ended May 31, 1998. As a result, like most of its peers, the Fund's return was due almost entirely to the coupon of its holdings, rather than price appreciation. Nevertheless, because our efforts were focused on yield enhancement throughout the year, the Fund produced a strong return of 5.83% (Investor A shares without sales charge).

In the months ahead, we do not expect to see volatility in the short end of the market increase dramatically. Therefore, we will continue to focus our efforts on yield enhancement. To this end, we may move to increase exposures in asset-backed securities--which currently offer competitive yields and more prepayment certainty than mortgage-backed securities.

As of May 31, 1998, approximately 47% of the Fund's net assets were invested in Treasury securities, 11% in asset-backed securities and 32.1% in corporate bonds, with the remainder invested in a wide range of shorter term instruments including U.S. Government agency securities. As of the same date, the average credit quality of the portfolio was Aaa; the average maturity of the portfolio was approximately 2.35 years.*

-------
* The composition of the Portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor A*      1.60%       4.04%       6.17%
         -----------------------------------------------
         Institutional    6.09%       5.13%       6.75%
         -----------------------------------------------
         * Reflects 4.00% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     0.14%                   3.71%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor C***    5.01%       3.69%       5.99%
         -----------------------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%





                          LIMITED MATURITY BOND FUND

                          Value of $10,000 Investment

                          [LINE GRAPH APPEARS  HERE]

                                            Salomon Brothers
                                                1-5 Year
                                            Investment-Grade         Merril Lynch
             Investor A*   Institutional       Bond Index       1-3 Yr. Gov/Corp Index
Oct-88       $  9,597        $ 10,000          $ 10,000               $ 10,000
Jun-89         10,143          10,570            10,646                 10,641
Jun-90         10,864          11,320            11,514                 11,535
Jun-91         11,805          12,301            12,726                 12,727
Jun-92         13,104          13,654            14,241                 14,061
Jun-93         14,147          14,743            15,461                 15,012
Jun-94         14,193          14,807            15,589                 15,266
Jun-95         15,261          15,956            16,960                 16,459
Jun-96         15,928          16,697            17,862                 17,369
Jun-97         16,902          17,770            19,078                 18,523
May-98         17,747          18,693            19,771                 19,690

                          Value of $10,000 Investment

                          [LINE GRAPH APPEARS  HERE]


                              Salomon Brothers
                                  1-5 Year
                              Investment-Grade          Merril Lynch
             Investor B**        Bond Index        1-3 Yr. Gov/Corp Index
Feb-94       $ 10,000           $ 10,000                 $ 10,000
Jun-94          9,408              9,781                    9,959
Jun-95         10,056             10,641                   10,737
Jun-96         10,519             11,207                   11,331
Jun-97         11,100             11,970                   12,084
May-98         11,703             12,405                   12,845


                          Value of $10,000 Investment

                          [LINE GRAPH APPEARS  HERE]


                               Salomon Brothers
                                  1-5 Year
                               Investment-Grade          Merril Lynch
             Investor C***       Bond Index         1-3 Yr. Gov/Corp Index
Oct-88         $ 10,000           $ 10,000                 $ 10,000
Jun-89           10,570             10,646                   10,641
Jun-90           11,320             11,514                   11,535
Jun-91           12,301             12,726                   12,727
Jun-92           13,654             14,241                   14,061
Jun-93           14,743             15,461                   15,012
Jun-94           14,807             15,589                   15,266
Jun-95           15,336             16,960                   16,459
Jun-96           15,906             17,862                   17,369
Jun-97           16,742             19,078                   18,523
May-98           17,468             19,771                   19,690


Until recently, the Parkstone Limited Maturity Bond Fund's performance was compared to the Salomon Brothers 1-5-Year Investment Grade Bond Index, which represents the performance of U.S. Government and investment-grade corporate bonds with maturities of 1 to 5 years. However, the fund's benchmark has been changed to the Merrill Lynch 1-3-Year Government/Corporate Index which represents the total return of short-term government and corporate bonds. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Limited Maturity Bond Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                    INTERMEDIATE GOVERNMENT OBLIGATIONS FUND

Throughout the year ended May 31, 1998, as interest rates moved lower, prepayment jitters swirled through the mortgage-backed sector of the fixed-income market. In addition, prepayments were high--not the tidal wave seen in 1993, but certainly, at times, at levels considered significant.

While it did have exposures in this sector, the Fund was not impacted dramatically by this turn of events. In addition, sizable portions of the Fund's assets were invested in CMOs, which provide significant prepayment protections, and Treasury securities. As a result, for the year ended May 31, 1998, the Fund produced a strong return of 7.51% (Investor A shares without sales charge).

In the months ahead, as we expect interest rates to trend lower rather than higher over the long-term, we expect to continue peeling back exposures in the mortgage-backed sector. No other major changes in the Fund's allocation or maturity structure are anticipated. As of May 31, 1998, approximately 72% of the Fund's net assets were invested in U.S. Treasury and agency securities, with the remainder invested in mortgage-backed securities and government agency-backed CMOs. As of the same date, the average maturity of the Fund's holdings was 4.46 years.*

-------
* The composition of the Portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor A*      3.25%       4.22%       6.41%
         -----------------------------------------------
         Institutional    7.78%       5.29%       6.99%
         -----------------------------------------------
         * Reflects 4.00% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     1.83%                   3.84%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor C***    6.86%       3.95%       6.27%
         -----------------------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%





                   INTERMEDIATE GOVERNMENT OBLIGATIONS FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                                         Salomon Brothers 1-10
                       Investor A*   Institutional        Year Treasury Index
          Oct-88       $  9,597       $ 10,000               $  10,000
          Jun-89         10,069         10,492                  10,696
          Jun-90         10,781         11,234                  11,506
          Jun-91         11,785         12,280                  12,710
          Jun-92         13,203         13,757                  14,345
          Jun-93         14,380         14,987                  15,803
          Jun-94         14,251         14,867                  15,780
          Jun-95         15,490         16,209                  17,301
          Jun-96         16,062         16,849                  18,142
          Jun-97         17,011         17,879                  19,387
          May-98         18,129         19,097                  21,062


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                       Investor B**          Salomon Brothers 1-10
                                              Year Treasury Index
          Oct-88       $ 10,000                   $ 10,000
          Jun-89
          Jun-90          9,290                      9,669
          Jun-91
          Jun-92         10,037                     10,601
          Jun-93
          Jun-94         10,450                     11,118
          Jun-95
          Jun-96         10,996                     11,881
          Jun-97
          May-98         11,769                     13,367


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                      Investor C***           Salomon Brothers 1-10
                                               Year Treasury Index
          Oct-88       $ 10,000                   $ 10,000
          Jun-89         10,392                     10,696
          Jun-90         11,234                     11,506
          Jun-91         12,280                     12,710
          Jun-92         13,757                     14,345
          Jun-93         14,987                     15,803
          Jun-94         14,867                     15,780
          Jun-95         15,642                     17,301
          Jun-96         16,088                     18,142
          Jun-97         16,897                     19,387
          May-98         17,912                     21,062


The performance of the Parkstone Intermediate Government Obligations Fund is compared to the Salomon Brothers 1-10-Year Treasury Index, which represents the performance of Treasury bonds in that maturity range. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Intermediate Government Obligations Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                          U.S. GOVERNMENT INCOME FUND

While many other funds suffered the slings and arrows of prepayment during the year ended May 31, 1998, the Fund's core holdings of seasoned, "super coupon" mortgages were again strong performers. Refinanceable at lower rates for many years now, most of our holdings were not, for whatever reason, refinanced as rates fell over the period. As a result, while we did see some prepayments, the performance of the portfolio was slightly impacted by the drop in rates. For the year ended, the Fund produced a solid return of 8.61% (Investor A shares without sales charge).

Over the past several years, more and more investors have been attracted to this type of security--and as a result of this, and the fact that many of these securities are now expiring every quarter, supply is dwindling. Therefore, it is far more difficult to increase exposures in this area. As a result, we expect to begin exploring more traditional opportunities in the mortgage-backed sector in the months ahead.

As of May 31, 1998, approximately 75% of the Fund's assets were invested in mortgage-backed securities and commercial mortgage obligations, and 23% in U.S. Treasury and agency securities. As of the same date, the average maturity of the Fund's holdings was 6.04 years.*

-------
* The composition of the Portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (11/12/92)
         -----------------------------------------------

         Investor A*      4.27%       5.29%       5.56%
         -----------------------------------------------
         Institutional    8.88%       6.36%       6.52%
         -----------------------------------------------
         * Reflects 4.00% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     2.72%                   5.06%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%



                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (11/12/92)
         -----------------------------------------------

         Investor C***    7.74%       5.09%       5.38%
         -----------------------------------------------
         *** Reflects Applicable Contingent Deferred
             Sales Charge of 1.00%



                          U.S. GOVERNMENT INCOME FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                                                        Salomon Brothers 1-10
                        Investor A*  Institutional          Year Treasury
          Nov-92        $ 9,597       $ 10,000               $ 10,000
          Jun-93         10,110         10,537                 10,677
          Jun-94         10,205         10,647                 10,661
          Jun-95         11,069         11,573                 11,689
          Jun-96         11,730         12,308                 12,863
          Jun-97         12,535         13,159                 13,746
          May-98         13,501         14,200                 14,934


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]

                                          Salomon Brothers 1-10
                       Investor B**           Year Treasury
          Feb-94       $ 10,000                $ 10,000
          Jun-94          9,394                   9,669
          Jun-95         10,148                  10,601
          Jun-96         10,798                  11,118
          Jun-97         11,472                  11,881
          May-98         12,375                  12,908


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                                           Salomon Brothers 1-10
                      Investor C***            Year Treasury
          Nov-92       $ 10,000                $ 10,000
          Jun-93         10,437                  10,677
          Jun-94         10,647                  10,661
          Jun-95         11,207                  11,689
          Jun-96         11,795                  12,863
          Jun-97         12,511                  13,746
          May-98         13,377                  14,934


The performance of the Parkstone U.S. Government Income Fund is compared to the Salomon Brothers 1-10-Year Treasury Index, which represents the performance of Treasury bonds in that maturity range. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone U.S. Government Income Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST.

--------------------------------------------------------------------------------
Portfolio Performance Discussion, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                              MUNICIPAL BOND FUND+

Unlike other sectors of the fixed-income markets, the municipal markets were active over the course of the year ended May 31, 1998. Throughout the period, anticipation of interest rate hikes by the Fed, fears regarding inflation and uncertainty concerning the situation in Asia kept investors on edge. Despite all the anticipation and activity, however, the period was--while not a standout year for investors--a positive one overall.

Looking ahead, we expect the muni markets to be somewhat volatile in the months ahead, until the direction of interest rates is clearer. Nonetheless, now, we expect interest rates will eventually move lower rather than increase. Therefore, we are optimistic about the prospects for municipals in both the short and long term--particularly for higher quality issues. In fact, even if rates do not drop dramatically lower, the municipal markets--much like the equity markets have benefited as the baby boomers have sought to amass wealth-- may benefit in the years ahead as this same generation seeks to preserve it.

Activity in the marketplace does not always create opportunities for investors--and that was certainly the case for investors focused on the intermediate sector of the municipal market during the year ended May 31, 1998. During the period, longer term securities offered the greatest value. Yet, due to investors' nervousness and resulting desire for flexibility, market sentiment favored shorter term bonds. In short, those in the middle were somewhat overlooked. Therefore, for the year ended May 31, 1998, the Fund slightly underperformed its benchmark and produced a total return of 6.14% (Investor A shares without sales charge).

Looking ahead, no significant changes are anticipated in the Fund's allocation, credit or maturity structure. As of May 31, 1998, the average maturity of the Fund's portfolio was approximately 6.98 years. Widely diversified, the portfolio held securities issued by more than 32 municipalities, and the average credit quality of these holdings was AA.*

-------
+ The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
* The composition of the portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (10/31/88)
         -----------------------------------------------

         Investor A*      1.87%       4.00%       5.68%
         -----------------------------------------------
         Institutional    6.52%       5.10%       6.27%
         -----------------------------------------------
         * Reflects 4.00% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     0.46%                   3.19%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%




                              MUNICIPAL BOND FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                                           Lehman Brothers
                                             Mutual Fund   Lehman Brothers
                                            Intermediate    Municipal Bond
             Investor A*   Institutional       Index            Index
Oct-88        $ 9,597       $ 10,000        $ 10,000         $ 10,000
Jun-89         10,127         10,552          10,672           10,672
Jun-90         10,590         11,035          11,398           11,398
Jun-91         11,385         11,863          12,424           12,424
Jun-92         12,422         12,944          13,888           13,888
Jun-93         13,597         14,171          15,548           15,548
Jun-94         13,694         14,286          15,579           15,579
Jun-95         14,656         15,322          16,945           16,945
Jun-96         15,285         16,019          17,238           18,106
Jun-97         16,123         16,962          18,553           19,605
May-98         16,985         17,913          19,165           21,444


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                             Lehman Brothers
                               Mutual Fund      Lehman Brothers
                               Intermediate     Municipal Bond
             Investor B**         Index             Index
Feb-94       $ 10,000          $ 10,000          $ 10,000
Jun-94          9,277             9,450             9,450
Jun-95          9,870            10,279            10,279
Jun-96         10,322            10,457            10,983
Jun-97         10,830            11,255            11,892
May-98         11,453            12,170            13,007


Until recently the Municipal Bond Fund's performance was compared to the Lehman Brothers Municipal Bond Index. However, the Fund's performance is now also being compared to the Lehman Brothers Mutual Fund Intermediate Index, which better reflects the Fund's current focus. The Lehman Brothers Intermediate Mutual Fund Index consists of the Lehman Brothers Municipal Bond Index from 10/31/88 through 10/31/95. Thereafter, the data is from the Lehman Brothers Intermediate Mutual Fund Index, which corresponds with the inception of the Index on 10/31/95. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Municipal Bond Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                         MICHIGAN MUNICIPAL BOND FUND+

The year ended May 31, 1998, was a good one for municipal bond investors, and for those invested in Michigan's municipal bonds in particular. During the period, Moody's Rating Services upgraded the state's credit rating to AA1 which gave the market a substantial boost. Moreover, among the securities benefitting from qualified for this upgrade were school district bonds--and with some 22% of its net assets invested in these securities, the Fund benefited handsomely. Therefore, for the year ended May 31, 1998, the portfolio posted a total return of 6.76% (Investor A shares without sales charge).

Looking ahead, we expect the Michigan municipal markets to continue to perform strongly. Supply is building again, but, with the new higher rating, new issues may be attractive to a wide range of investors. Therefore, we expect the environment to remain relatively stable in the coming months and plan to make no major changes in the allocation, credit quality or maturity structure of the Fund's portfolio in the near-term. As of May 31, 1998, the average maturity of the holdings in the Fund's portfolio was 7.24 years; the average credit quality was a strong AA. No more than 5% of the Fund's assets were invested in any one issue.*
-------
+ The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
* The composition of the Portfolio is subject to change.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year     5 Years   Inception
                                              (07/02/90)
         -----------------------------------------------

         Investor A*      2.50%       4.35%       5.79%
         -----------------------------------------------
         Institutional    7.12%       5.45%       6.50%
         -----------------------------------------------
         * Reflects 4.00% Sales Charge




                          Average Annual Total Return
                              As of May 31, 1998
         -----------------------------------------------
                                                Since
                         1 Year               Inception
                                               (2/4/94)
         -----------------------------------------------

         Investor B**     1.04%                   3.48%
         -----------------------------------------------
         ** Reflects Applicable Contingent Deferred
            Sales Charge of 5.00%


                         MICHIGAN MUNICIPAL BOND FUND

                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                                           Lehman Brothers
                                             Mutual Fund      Shearson 3-15
                                             Intermediate    Years Municipal
             Investor A*   Institutional        Index             Index
Jul-90        $ 9,597        $ 10,000         $ 10,000          $ 10,000
Jun-91         10,247          10,677           10,884            10,884
Jun-92         11,244          11,716           12,065            12,065
Jun-93         12,301          12,820           13,338            13,338
Jun-94         12,414          12,951           13,487            13,487
Jun-95         13,282          13,900           14,608            14,608
Jun-96         13,928          14,611           14,861            15,499
Jun-97         14,749          15,503           15,995            16,684
May-98         15,612          16,462           17,295            18,097


                          Value of $10,000 Investment

                           [LINE GRAPH APPEARS HERE]


                             Lehman Brothers
                               Mutual Fund      Shearson 3-15
                               Intermediate    Years Municipal
             Investor B**         Index             Index
Feb-94        $ 10,000          $ 10,000          $ 10,000
Jun-94           9,251             9,566             9,566
Jun-95           9,848            10,405            10,405
Jun-96          10,368            10,585            11,040
Jun-97          10,902            11,393            11,884
May-98          11,590            12,319            12,891


Until recently the fund's performance was compared to the Shearson 3-15-Year Municipal Index. However, the Fund's performance is now also being compared to the Lehman Brothers Mutual Fund Intermediate Index, which we believe better reflects the Fund's current focus. The Lehman Brothers Intermediate Mutual Fund Index consists of Shearson 3-15-Year Municipal Index from 10/31/88 through 10/31/95. Thereafter, the data is from the Lehman Brothers Intermediate Mutual Fund Index, which corresponds with the inception of the Index on 10/31/95. These indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Parkstone Michigan Municipal Bond Fund reflects the deduction of fees for these value-added services. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND NAV WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

                               MONEY MARKET FUNDS

During the year ended May 31, 1998, the economy continued to grow, unemployment hit record lows, and consumer confidence hit multi-decade highs. Traditionally, this kind of news has sparked inflation--but this time, much to investors' surprise, inflation failed to materialize, and interest rates drifted lower. Moreover, as 1997 drew to a close and throughout the spring of 1998, uncertainty in the Asian markets put further downward pressure on rates.

Therefore, interest rates traded within a relatively narrow range throughout much of the year. And, looking ahead, barring an unforeseen event, we see little on the horizon that might cause this environment to change significantly in the very near-term. Inflationary pressures remain benign, and economic growth is still strong. Consequently, in the months ahead, we expect to maintain the current maturity structure of our Funds; however, should opportunities arise to enhance yield, we will make every effort to seize them.

 . THE PRIME OBLIGATIONS FUND: As of May 31, 1998, approximately 80.16% of the Fund's assets were invested in commercial paper, with the remainder invested in overnight securities. The average maturity of the Fund's holdings was 57 days.*

 . THE U.S. GOVERNMENT OBLIGATIONS FUND: As of May 31, 1998, the Fund's assets were invested in overnight securities, as well as short-term agency and Treasury securities. The average maturity of the portfolio was approximately 41 days.*

 . THE TREASURY FUND: This Fund was primarily invested in repurchase agreements as of May 31, 1998, and the average maturity of the portfolio was 27 days.

 . THE TAX-FREE FUND: As of May 31, 1998, the average maturity of assets in the Fund's portfolio was approximately 42 days. As of the same date, assets were invested primarily in high-quality variable demand notes, tax-exempt commercial paper and short-term bonds.*

-------
* The composition of the Portfolio is subject to change.
 An investment in the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

 THIS MATERIAL IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE PARKSTONE MUTUAL FUNDS ARE A FAMILY OF MUTUAL FUNDS THAT ARE DISTRIBUTED BY BISYS FUND SERVICES. FOR MORE COMPLETE INFORMATION ON ANY OF THE PARKSTONE MUTUAL FUNDS, INCLUDING FEES, EXPENSES AND SALES CHARGES, PLEASE CALL 1-800-451-8377 FOR A FREE PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

To the Shareholders and Trustees of the Parkstone Group of Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, cash flows, and changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Parkstone Group of Funds (comprising, respectively, the Prime Obligations Fund,
U. S. Government Obligations Fund, Tax-Free Fund, Treasury Fund, Small Capitalization Fund, Mid Capitalization Fund, Large Capitalization Fund, International Discovery Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, U. S. Government Income Fund, Bond Fund, Municipal Bond Fund, Michigan Municipal Bond Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, and Equity Income Fund) at May 31, 1998, the results of each of their operations for the eleven months ended May 31, 1998 and for the year ended June 30, 1997, the cash flows of the Mid Capitalization Fund, Large Capitalization Fund, Limited Maturity Bond Fund, Intermediate Government Obligations Fund, U. S. Government Income Fund, Bond Fund, Conservative Allocation Fund, Balanced Allocation Fund, Aggressive Allocation Fund, and Equity Income Fund for the eleven months ended May 31, 1998, the changes in each of their net assets for the eleven months ended May 31, 1998 and for each of the two years in the period ended June 30, 1997, and their financial highlights for the eleven months ended May 31, 1998 and for each of the five years in the period ended June 30, 1997, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Parkstone Group of Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Columbus, OH
July 20, 1998

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
THE PARKSTONE GROUP OF FUNDS                                        May 31, 1998

                                     (Amounts in Thousands, except Per Share
                                                    Amounts)
                                     PRIME    U.S. GOVERNMENT
                                  OBLIGATIONS   OBLIGATIONS   TAX-FREE  TREASURY
                                     FUND          FUND         FUND      FUND
                                  ----------- --------------- --------  --------
ASSETS:
Investments, at value (Amortized
 cost $786,634; $202,968;
 $158,607 and $87,699,
 respectively)..................   $786,634      $202,968     $158,607  $ 87,699
Repurchase agreements, at cost..    126,073       152,562          --    474,666
                                   --------      --------     --------  --------
TOTAL INVESTMENTS...............    912,707       355,530      158,607   562,365
Cash............................          8             8          --          1
Interest and dividends
 receivable.....................        518           639        1,072     1,939
Receivable for capital shares
 issued.........................         30           --             1       --
Prepaid expenses and other
 assets.........................          4             2            1         2
                                   --------      --------     --------  --------
TOTAL ASSETS....................    913,267       356,179      159,681   564,307
                                   --------      --------     --------  --------
LIABILITIES:
Dividends payable...............      3,822         1,496          430     2,403
Payable for capital shares
 redeemed.......................          6           --            26       --
Accrued expenses and other
 payables:
 Investment advisory fees.......         30            12            5        18
 Administration fees............         74            28           13        25
 12b-1 fees (Investor A)........         19            15            5        21
 Accounting fees................          8             3            2         4
 Transfer agent fees............          2             7            9         1
 Legal fees.....................          5             4            2         5
 Audit fees.....................         14             5            3         6
 Trustees' fees and expenses....          1           --           --          1
 Custodian fees.................          7             3            1         4
 Other..........................         11            12           17        27
                                   --------      --------     --------  --------
TOTAL LIABILITIES...............      3,999         1,585          513     2,515
                                   --------      --------     --------  --------
NET ASSETS:
Paid-in capital.................    909,268       354,595      159,169   561,782
Accumulated undistributed net
 realized gains (losses) on
 investment transactions........        --             (1)          (1)       10
                                   --------      --------     --------  --------
NET ASSETS......................   $909,268      $354,594     $159,168  $561,792
                                   ========      ========     ========  ========
Net Assets
 Investor A.....................   $217,934      $169,210     $ 55,106  $240,208
 Investor B.....................        387           --           --        --
 Institutional..................    690,947       185,384      104,062   321,584
                                   --------      --------     --------  --------
   Total........................   $909,268      $354,594     $159,168  $561,792
                                   ========      ========     ========  ========
Outstanding units of beneficial
 interest (shares)
 Investor A.....................    217,937       169,193       55,106   240,206
 Investor B.....................        386           --           --        --
 Institutional..................    690,947       185,369      104,059   321,575
                                   --------      --------     --------  --------
   Total........................    909,270       354,562      159,165   561,781
                                   ========      ========     ========  ========
Net Asset Value--offering and
 redemption price per share
 Investor A.....................      $1.00         $1.00        $1.00     $1.00
                                      =====         =====        =====     =====
 Investor B.....................      $1.00           --           --        --
                                      =====         =====        =====     =====
 Institutional..................      $1.00         $1.00        $1.00     $1.00
                                      =====         =====        =====     =====

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
THE PARKSTONE GROUP OF FUNDS                                        May 31, 1998

                                 (Amounts in Thousands, except Per Share Amounts)
                              SMALL           MID           LARGE      INTERNATIONAL
                          CAPITALIZATION CAPITALIZATION CAPITALIZATION   DISCOVERY
                               FUND           FUND           FUND          FUND
                          -------------- -------------- -------------- -------------
ASSETS:
Investments, at value
 (Cost $554,399;
 $575,996; $324,314 and
 $358,739,
 respectively)..........     $701,281       $771,014       $473,982      $484,364
Repurchase agreements,
 at cost................       23,533         62,715         29,152           --
                             --------       --------       --------      --------
TOTAL INVESTMENTS.......      724,814        833,729        503,134       484,364
Cash....................          --               1            --            --
Interest and dividends
 receivable.............          122            177            227           880
Foreign currency (Cost
 $0, $0, $0 and $63,
 respectively)..........          --             --             --             63
Receivable from brokers
 for investments sold...       26,953          6,394            --            --
Receivable for capital
 shares issued..........          102             69             23            26
Reclaims receivable.....          --             --             --            236
Prepaid expenses and
 other assets...........            3              2              1             2
                             --------       --------       --------      --------
TOTAL ASSETS............      751,994        840,372        503,385       485,571
                             --------       --------       --------      --------
LIABILITIES:
Payable for return of
 collateral received for
 securities on loan.....          --         205,530        112,934           --
Payable to brokers for
 investments purchased..        4,026            --             --            --
Payable for capital
 shares redeemed........          489            343             75           134
Accrued expenses and
 other payables:
 Investment advisory
  fees..................           61             52             26            46
 Administration fees....           67             56             35            43
 12b-1 fees (Investor
  A)....................           35             19              5             9
 12b-1 fees (Investor
  B)....................           28             16              6             8
 12b-1 fees (Investor
  C)....................           10              1            --              1
 Accounting fees........            8              7              4             7
 Transfer agent fees....           16              1              1            14
 Legal fees.............            8              7              1             3
 Audit fees.............           13             11              4             7
 Trustees' fees and
  expenses..............            1              1            --              1
 Custodian fees.........            6              5              2           144
 Other..................           97             52              6            98
                             --------       --------       --------      --------
TOTAL LIABILITIES.......        4,865        206,101        113,099           515
                             --------       --------       --------      --------
NET ASSETS:
Paid-in capital.........      507,441        394,395        242,396       345,284
Accumulated
 undistributed
 (distributions in
 excess) of net
 investment income......          --             --             --           (679)
Net unrealized
 appreciation
 (depreciation) from
 investments and
 translation of assets
 and liabilities in
 foreign currencies.....      146,882        195,018        149,668       125,613
Accumulated
 undistributed net
 realized gains (losses)
 from investment and
 foreign currency
 transactions...........       92,806         44,858         (1,778)       14,838
                             --------       --------       --------      --------
NET ASSETS..............     $747,129       $634,271       $390,286      $485,056
                             ========       ========       ========      ========
Net Assets
 Investor A.............     $163,178       $ 90,183       $ 21,628      $ 43,268
 Investor B.............       41,399         23,780         10,169        12,840
 Investor C.............       14,747          2,228            268         1,026
 Institutional..........      527,805        518,080        358,221       427,922
                             --------       --------       --------      --------
   Total................     $747,129       $634,271       $390,286      $485,056
                             ========       ========       ========      ========
Outstanding units of
 beneficial interest
 (shares)
 Investor A.............        6,345          6,020          1,336         2,621
 Investor B.............        1,655          1,675            637           803
 Investor C.............          588            155             17            63
 Institutional..........       20,185         34,267         22,017        25,620
                             --------       --------       --------      --------
   Total................       28,773         42,117         24,007        29,107
                             ========       ========       ========      ========
Net Asset Value--
 offering and redemption
 price per share
 Investor A.............       $25.72         $14.98         $16.19        $16.51
                               ======         ======         ======        ======
 Investor B*............       $25.02         $14.20         $15.95        $15.98
                               ======         ======         ======        ======
 Investor C*............       $25.08         $14.36         $15.84        $16.36
                               ======         ======         ======        ======
 Institutional..........       $26.15         $15.12         $16.27        $16.70
                               ======         ======         ======        ======
 Maximum Sales Charge
  (Investor A)..........         4.50%          4.50%          4.50%         4.50%
                               ======         ======         ======        ======
Maximum Offering Price
 (100%/(100%--Maximum
 Sales Charge) of net
 asset value adjusted to
 nearest cent) per share
 (Investor A)...........       $26.93         $15.69         $16.95        $17.29
                               ======         ======         ======        ======

-------
* Redemption price per share varies by length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
THE PARKSTONE GROUP OF FUNDS                                        May 31, 1998

                               (Amounts in Thousands, except Per Share Amounts)

                                            INTERMEDIATE    U.S.
                                 LIMITED     GOVERNMENT  GOVERNMENT
                              MATURITY BOND OBLIGATIONS    INCOME     BOND
                                  FUND          FUND        FUND      FUND
                              ------------- ------------ ---------- --------
ASSETS:
Investments, at value (Cost
 $207,713; $179,234;
 $240,352 and $597,191,
 respectively)..............    $207,864      $179,696    $242,919  $602,327
Repurchase agreements, at
 cost.......................      32,070        41,266      25,531    60,618
                                --------      --------    --------  --------
TOTAL INVESTMENTS...........     239,934       220,962     268,450   662,945
Cash........................         --            --            1         1
Interest and dividends
 receivable.................       2,779         2,561       2,369     6,430
Receivable from brokers for
 investments sold...........         --             43         682       --
Receivable for capital
 shares issued..............         179           --           42         3
Prepaid expenses and other
 assets.....................           1             1           1         2
                                --------      --------    --------  --------
TOTAL ASSETS................     242,893       223,567     271,545   669,381
                                --------      --------    --------  --------
LIABILITIES:
Payable for return of
 collateral received for
 securities on loan.........      46,982        35,420      30,904   130,272
Payable to brokers for
 investments purchased......         --            --          --     33,159
Payable for capital shares
 redeemed...................          30            69         185       139
Accrued expenses and other
 payables:
 Investment advisory fees...           9            11           9        29
 Administration fees........          13            12          16        33
 12b-1 fees (Investor A)....           9             3          12         4
 12b-1 fees (Investor B)....           1             1          15         4
 12b-1 fees (Investor C)....           1           --          --        --
 Accounting fees............           2           --            2         8
 Transfer agent fees........           1             5           2         3
 Legal fees.................           1             1           1         3
 Audit fees.................           4             3           4         7
 Trustees' fees and
  expenses..................         --              1           1         1
 Custodian fees.............           1             1           1         4
 Other......................           6            11          14        30
                                --------      --------    --------  --------
TOTAL LIABILITIES...........      47,060        35,538      31,166   163,696
                                --------      --------    --------  --------
NET ASSETS:
Paid-in capital.............     205,377       199,405     245,353   503,811
Accumulated undistributed
 (distributions in excess)
 of net investment income...           1           --          --        206
Net unrealized appreciation
 (depreciation) from
 investments ...............         151           462       2,567     5,136
Accumulated undistributed
 net realized gains (losses)
 from investment
 transactions ..............      (9,696)      (11,838)     (7,541)   (3,468)
                                --------      --------    --------  --------
NET ASSETS..................    $195,833      $188,029    $240,379  $505,685
                                ========      ========    ========  ========
Net Assets
 Investor A.................    $ 41,571      $ 14,461    $ 54,710  $ 16,669
 Investor B.................       1,553         1,852      23,739     6,423
 Investor C.................       2,199           235         363       595
 Institutional..............     150,510       171,481     161,567   481,998
                                --------      --------    --------  --------
   Total....................    $195,833      $188,029    $240,379  $505,685
                                ========      ========    ========  ========
Outstanding units of
 beneficial interest
 (shares)
 Investor A.................       4,375         1,464       5,903     1,669
 Investor B.................         163           188       2,568       642
 Investor C.................         237            24          39        60
 Institutional..............      15,836        17,365      17,432    48,012
                                --------      --------    --------  --------
   Total....................      20,611        19,041      25,942    50,383
                                ========      ========    ========  ========
Net Asset Value--offering
 and redemption price per
 share
 Investor A.................       $9.50        $ 9.88       $9.27    $ 9.99
                                   =====        ======       =====    ======
 Investor B*................       $9.50        $ 9.85       $9.24    $10.00
                                   =====        ======       =====    ======
 Investor C*................       $9.28        $ 9.68       $9.21    $ 9.96
                                   =====        ======       =====    ======
 Institutional..............       $9.50        $ 9.88       $9.27    $10.04
                                   =====        ======       =====    ======
Maximum Sales Charge
 (Investor A)...............        4.00%         4.00%       4.00%     4.00%
                                   =====        ======       =====    ======
Maximum Offering Price
 (100%/(100%--Maximum Sales
 Charge) of net asset value
 adjusted to nearest cent)
 per share (Investor A).....       $9.90        $10.29       $9.66    $10.41
                                   =====        ======       =====    ======

-------
* Redemption price per share varies by length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
                                (Amounts in Thousands, except Per Share Amounts)

                                                MICHIGAN
                                     MUNICIPAL  MUNICIPAL  CONSERVATIVE  BALANCED
                                       BOND       BOND      ALLOCATION  ALLOCATION
                                       FUND       FUND         FUND        FUND
                                     ---------  ---------  ------------ ----------
ASSETS:
Investments, at value (Cost
 $129,304; $234,467; $15,331 and
 $267,477, respectively)...........  $132,182   $247,241     $16,358     $305,833
Repurchase agreements, at cost.....       --         --        2,943       34,223
                                     --------   --------     -------     --------
TOTAL INVESTMENTS..................   132,182    247,241      19,301      340,056
Cash...............................       --         --            1            1
Interest and dividends receivable..     2,204      2,911         167        1,968
Foreign currency (Cost $0, $0, $0
 and $4, respectively).............       --         --          --             4
Receivable from brokers for
 investments sold..................       --         --           18          431
Reclaims receivable................       --         --          --            14
Prepaid expenses and other assets..       --           1         --             1
                                     --------   --------     -------     --------
TOTAL ASSETS.......................   134,386    250,153      19,487      342,475
                                     --------   --------     -------     --------
LIABILITIES:
Payable for return of collateral
 received for securities on loan...       --         --        2,429       49,587
Payable to brokers for investments
 purchased.........................       --         942         --         1,944
Payable for capital shares
 redeemed..........................       252        376         --             6
Accrued expenses and other
 payables:
 Investment advisory fees..........         6         11           1           18
 Administration fees...............         6         11           1           26
 12b-1 fees (Investor A)...........         2          8         --             4
 12b-1 fees (Investor B)...........       --           2         --             5
 12b-1 fees (Investor C)...........       --         --          --             1
 Accounting fees...................         2          2           2            3
 Transfer agent fees...............         1          3           3            3
 Legal fees........................         2          1           2            3
 Audit fees........................         6          7           4            4
 Custodian fees....................         7          4           1            5
 Other.............................        38         21          13           14
                                     --------   --------     -------     --------
TOTAL LIABILITIES..................       322      1,388       2,456       51,623
                                     --------   --------     -------     --------
NET ASSETS:
Paid-in capital....................   130,016    235,279      15,785      247,994
Accumulated undistributed
 (distributions in excess) of net
 investment income.................        (2)         1          36          316
Net unrealized appreciation
 (depreciation) from investments
 and translation of assets and
 liabilities in foreign currencies.     2,878     12,774       1,027       38,356
Accumulated undistributed net
 realized gains (losses) from
 investment and foreign currency
 transactions......................     1,172        711         183        4,186
                                     --------   --------     -------     --------
NET ASSETS.........................  $134,064   $248,765     $17,031     $290,852
                                     ========   ========     =======     ========
Net Assets
 Investor A........................  $  9,502   $ 38,536     $   --      $ 19,404
 Investor B........................       706      3,983         --         7,988
 Investor C........................       --         --          --           927
 Institutional.....................   123,856    206,246      17,031      262,533
                                     --------   --------     -------     --------
   Total...........................  $134,064   $248,765     $17,031     $290,852
                                     ========   ========     =======     ========
Outstanding units of beneficial
 interest (shares)
 Investor A........................       903      3,485         --         1,404
 Investor B........................        67        360         --           578
 Investor C........................       --         --          --            68
 Institutional.....................    11,766     18,650       1,537       19,018
                                     --------   --------     -------     --------
   Total...........................    12,736     22,495       1,537       21,068
                                     ========   ========     =======     ========
Net Asset Value--offering and
 redemption price per share
 Investor A........................    $10.53     $11.06         --        $13.82
                                       ======     ======      ======       ======
 Investor B*.......................    $10.50     $11.07         --        $13.81
                                       ======     ======      ======       ======
 Investor C*.......................       --         --          --        $13.72
                                       ======     ======      ======       ======
 Institutional.....................    $10.53     $11.06      $11.08       $13.80
                                       ======     ======      ======       ======
Maximum Sales Charge (Investor A)..      4.00%      4.00%        --          4.50%
                                       ======     ======      ======       ======
Maximum Offering Price
 (100%/(100%--Maximum Sales Charge)
 of net asset value adjusted to
 nearest cent) per share (Investor
 A)................................    $10.97     $11.52         --        $14.47
                                       ======     ======      ======       ======

-------
* Redemption price per share varies by length of time shares are held.

See notes to financial statements

--------------------------------------------------------------------------------
Statement of Assets and Liabilities

--------------------------------------------------------------------------------
The Parkstone Group Of Funds                                        May 31, 1998

                                                     (Amounts in Thousands,
                                                             except
                                                       Per Share Amounts)
                                                   AGGRESSIVE  EQUITY
                                                   ALLOCATION  INCOME
                                                      FUND      FUND
                                                   ---------- --------
ASSETS:
Investments, at value (Costs $29,601 and
 $334,686, respectively).........................   $34,811   $482,002
Repurchase agreements, at cost...................     6,115     35,804
                                                    -------   --------
TOTAL INVESTMENTS................................    40,926    517,806
Cash.............................................         1          1
Interest and dividends receivable................       116      1,455
Foreign currency (Cost $56 and $0, respectively).        56        --
Receivable from brokers for investments sold.....       117        --
Receivable for capital shares issued.............       --          79
Reclaims receivable..............................         5        --
Prepaid expenses and other assets................       --           1
                                                    -------   --------
TOTAL ASSETS.....................................    41,221    519,342
                                                    -------   --------
LIABILITIES:
Payable for return of collateral received for
 securities on loan..............................     6,923    104,142
Payable to brokers for investments purchased.....       444        --
Payable for capital shares redeemed..............       --         261
Accrued expenses and other payables:
 Investment advisory fees........................         2         34
 Administration fees.............................         3         37
 12b-1 fees (Investor A).........................       --          23
 12b-1 fees (Investor B).........................       --          18
 12b-1 fees (Investor C).........................       --           1
 Accounting fees.................................         2          5
 Transfer agent fees.............................         5          8
 Legal fees......................................       --           4
 Audit fees......................................         5          7
 Custodian fees..................................        17          3
 Other...........................................         4         40
                                                    -------   --------
TOTAL LIABILITIES................................     7,405    104,583
                                                    -------   --------
NET ASSETS:
Paid-in capital..................................    28,126    246,713
Accumulated undistributed (distributions in
 excess) of net investment income................        (1)       776
Net unrealized appreciation (depreciation) from
 investments and translation of assets and
 liabilities in foreign currencies...............     5,210    147,316
Accumulated undistributed net realized gains
 (losses) from investment and foreign currency
 transactions....................................       481     19,954
                                                    -------   --------
NET ASSETS.......................................   $33,816   $414,759
                                                    =======   ========
Net Assets
 Investor A......................................   $   --    $104,503
 Investor B......................................       --      27,767
 Investor C......................................       --       1,094
 Institutional...................................    33,816    281,395
                                                    -------   --------
   Total.........................................   $33,816   $414,759
                                                    =======   ========
Outstanding units of beneficial interest (shares)
 Investor A......................................       --       5,566
 Investor B......................................       --       1,486
 Investor C......................................       --          58
 Institutional...................................     2,878     15,058
                                                    -------   --------
   Total.........................................     2,878     22,168
                                                    =======   ========
Net Asset Value--offering and redemption price
 per share
 Investor A......................................       --      $18.78
                                                     ======     ======
 Investor B*.....................................       --      $18.68
                                                     ======     ======
 Investor C*.....................................       --      $18.79
                                                     ======     ======
 Institutional...................................    $11.75     $18.69
                                                     ======     ======
Maximum Sales Charge (Investor A)................       --        4.50%
                                                     ======     ======
Maximum Offering Price (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to nearest
 cent) per share (Investor A)....................       --      $19.66
                                                     ======     ======

-------
* Redemption price per share varies by length of time shares are held.

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                (AMOUNTS IN THOUSANDS)

                                                            U.S. GOVERNMENT
                                PRIME OBLIGATIONS FUND      OBLIGATIONS FUND
                               ------------------------ ------------------------
                               ELEVEN MONTHS YEAR ENDED ELEVEN MONTHS YEAR ENDED
                                 ENDED MAY    JUNE 30,    ENDED MAY    JUNE 30,
                                 31, 1998       1997      31, 1998       1997
                               ------------- ---------- ------------- ----------
INVESTMENT INCOME:
Interest income..............     $45,725     $47,642      $19,430     $23,220
Dividend income..............         --          --           --          --
                                  -------     -------      -------     -------
TOTAL INCOME.................      45,725      47,642       19,430      23,220
                                  -------     -------      -------     -------
EXPENSES:
Investment advisory fees.....       3,213       3,442        1,390       1,712
Administration fees..........       1,606       1,718          695         854
12b-1 fees (Investor A)......         459         439          443         496
12b-1 fees (Investor B)......           1         --           --          --
Accounting fees..............         148         151           66          81
Custodian fees...............          71          73           32          37
Legal fees...................          22          17           14           5
Audit fees...................          18          26            9          13
Trustees' fees and expenses..          21           8            5           4
Transfer agent fees..........         149          59           81          37
Registration and filing fees.          48          36            8          31
Printing costs...............         152          65           53          34
Other........................         --           20          --           10
                                  -------     -------      -------     -------
TOTAL EXPENSES...............       5,908       6,054        2,796       3,314
                                  -------     -------      -------     -------
Expenses voluntarily reduced.        (436)       (432)        (335)       (381)
                                  -------     -------      -------     -------
NET EXPENSES.................       5,472       5,622        2,461       2,933
                                  -------     -------      -------     -------
Net Investment Income........      40,253      42,020       16,969      20,287
                                  -------     -------      -------     -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment transac-
 tions.......................         --            6            7          (3)
                                  -------     -------      -------     -------
Net realized gains (losses)
 from investments............         --            6            7          (3)
                                  -------     -------      -------     -------
Change in net assets result-
 ing from operations.........     $40,253     $42,026      $16,976     $20,284
                                  =======     =======      =======     =======

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds
                                                (AMOUNTS IN THOUSANDS)

                                    TAX-FREE FUND            TREASURY FUND
                               ------------------------ ------------------------
                               ELEVEN MONTHS YEAR ENDED ELEVEN MONTHS YEAR ENDED
                                 ENDED MAY    JUNE 30,    ENDED MAY    JUNE 30,
                                 31, 1998       1997      31, 1998       1997
                               ------------- ---------- ------------- ----------
INVESTMENT INCOME:
Interest income..............     $5,569       $5,697      $26,525     $21,826
Dividend income..............        146          150          --          --
                                  ------       ------      -------     -------
TOTAL INCOME.................      5,715        5,847       26,525      21,826
                                  ------       ------      -------     -------
EXPENSES:
Investment advisory fees.....        632          652        1,905       1,619
Administration fees..........        316          325          953         808
12b-1 fees (Investor A)......        129          129          454         323
Accounting fees..............         38           38           87          76
Custodian fees...............         13           14           38          36
Legal fees...................          4           10           20           3
Audit fees...................          3           18           14           6
Trustees' fees and expenses..          3            2            8           4
Transfer agent fees..........         46           35           71          39
Registration and filing fees.          2           28            3          46
Printing costs...............         14           15           73          23
Other........................        --             4          --           44
                                  ------       ------      -------     -------
TOTAL EXPENSES...............      1,200        1,270        3,626       3,027
                                  ------       ------      -------     -------
Expenses voluntarily reduced.       (109)        (109)        (749)       (597)
                                  ------       ------      -------     -------
NET EXPENSES.................      1,091        1,161        2,877       2,430
                                  ------       ------      -------     -------
Net Investment Income........      4,624        4,686       23,648      19,396
                                  ------       ------      -------     -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS:
Net realized gains (losses)
 from investment transac-
 tions.......................         (1)         (28)          31          46
                                  ------       ------      -------     -------
Net realized gains (losses)
 from investments............         (1)         (28)          31          46
                                  ------       ------      -------     -------
Change in net assets result-
 ing from operations.........     $4,623       $4,658      $23,679     $19,442
                                  ======       ======      =======     =======

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        (Amounts in Thousands)
                          SMALL CAPITALIZATION FUND       MID CAPITALIZATION FUND
                          -----------------------------   ------------------------
                          ELEVEN MONTHS    YEAR ENDED     ELEVEN MONTHS YEAR ENDED
                            ENDED MAY       JUNE 30,        ENDED MAY    JUNE 30,
                             31, 1998         1997          31, 1998       1997
                          --------------   ------------   ------------- ----------
INVESTMENT INCOME:
Interest income.........    $       1,999   $      2,453    $  1,392     $  1,424
Dividend income.........              537            171       1,337        1,786
Securities lending in-
 come...................              349            --          567           56
Foreign withholding tax
 expense................              --             --          (17)         (14)
                            -------------   ------------    --------     --------
TOTAL INCOME............            2,885          2,624       3,279        3,252
                            -------------   ------------    --------     --------
EXPENSES:
Investment advisory
 fees...................            7,988          7,050       6,104        6,531
Administration fees.....            1,598          1,410       1,221        1,306
12b-1 fees (Investor A).              451            410         205          189
12b-1 fees (Investor B).              330            361         164          190
12b-1 fees (Investor C).              109             98          15           15
Accounting fees.........              199            180         157          168
Custodian fees..........               63             65          43           62
Legal fees..............               27             13          13           17
Audit fees..............               18             22          11           25
Trustees' fees and ex-
 penses.................               14              7          10            7
Transfer agent fees.....              603            381         289          258
Registration and filing
 fees...................               93             72          35           57
Printing costs..........              145             80          72           81
Other...................              148             17          57           20
                            -------------   ------------    --------     --------
TOTAL EXPENSES..........           11,786         10,166       8,396        8,926
                            -------------   ------------    --------     --------
Net Investment Income
 (Loss).................           (8,901)        (7,542)     (5,117)      (5,674)
                            -------------   ------------    --------     --------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gains
 (losses) from
 investment and
 transactions...........          124,813         47,197     108,493       90,985
Net change in unrealized
 appreciation
 (depreciation) from
 investments............         (119,617)       (53,844)      3,191      (46,690)
                            -------------   ------------    --------     --------
Net realized/unrealized
 gains (losses) from
 investments............            5,196         (6,647)    111,684       44,295
                            -------------   ------------    --------     --------
Change in net assets
 resulting from
 operations.............    $     (3,705)   $    (14,189)   $106,567     $ 38,621
                            =============   ============    ========     ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                          (Amounts in Thousands)
                          LARGE CAPITALIZATION FUND       INTERNATIONAL DISCOVERY FUND
                          -----------------------------   ---------------------------------
                          ELEVEN MONTHS    YEAR ENDED      ELEVEN MONTHS      YEAR ENDED
                            ENDED MAY       JUNE 30,         ENDED MAY         JUNE 30,
                             31, 1998         1997           31, 1998            1997
                          --------------   ------------   ---------------    --------------
INVESTMENT INCOME:
Interest income.........     $        628   $        972     $          --    $          --
Dividend income.........            2,290          3,474              6,048            6,718
Securities lending
 income.................              122            --                 --               --
Foreign withholding tax
 expense................              --             --                (367)            (401)
                             ------------   ------------     --------------   --------------
TOTAL INCOME............            3,040          4,446              5,681            6,317
                             ------------   ------------     --------------   --------------
EXPENSES:
Investment advisory
 fees...................            2,682          2,725              4,979            4,981
Administration fees.....              670            681                865              858
12b-1 fees (Investor A).               41             14                105              107
12b-1 fees (Investor B).               47             21                 89              112
12b-1 fees (Investor C).                1            --                   6                7
Accounting fees.........               95             98                182              181
Custodian fees..........               25             32                372              263
Legal fees..............                7             11                 13                8
Audit fees..............                9              9                 10               13
Trustees' fees and
 expenses...............                5              3                  6                4
Transfer agent fees.....              108             68                252              246
Registration and filing
 fees...................               37            114                 26               57
Printing costs..........               47             42                 62               47
Other...................               17              6                 32               10
                             ------------   ------------     --------------   --------------
TOTAL EXPENSES..........            3,791          3,824              6,999            6,894
                             ------------   ------------     --------------   --------------
Net Investment Income
 (Loss).................             (751)           622             (1,318)            (577)
                             ------------   ------------     --------------   --------------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gains
 (losses) from
 investment and foreign
 currency transactions..           23,283         16,112             27,623           12,746
Net change in unrealized
 appreciation
 (depreciation) from
 investments and
 translation of assets
 and liabilities in
 foreign currencies.....           63,562         75,519             (1,902)          55,463
                             ------------   ------------     --------------   --------------
Net realized/unrealized
 gains (losses) from
 investments and foreign
 currencies.............           86,845         91,631             25,721           68,209
                             ------------   ------------     --------------   --------------
Change in net assets
 resulting from
 operations.............     $     86,094   $     92,253     $       24,403   $       67,632
                             ============   ============     ==============   ==============

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        (Amounts in Thousands)
                                                             INTERMEDIATE GOVERNMENT
                          LIMITED MATURITY BOND FUND             OBLIGATIONS FUND
                          -------------------------------    ------------------------
                          ELEVEN MONTHS     YEAR ENDED       ELEVEN MONTHS YEAR ENDED
                            ENDED MAY        JUNE 30,          ENDED MAY    JUNE 30,
                             31, 1998          1997            31, 1998       1997
                          --------------    -------------    ------------- ----------
INVESTMENT INCOME:
Interest income.........     $      10,953   $      10,560      $11,922     $15,186
Securities lending
 income.................                52              16           42          44
                             -------------   -------------      -------     -------
TOTAL INCOME............            11,005          10,576       11,964      15,230
                             -------------   -------------      -------     -------
EXPENSES:
Investment advisory
 fees...................             1,264           1,135        1,334       1,692
Administration fees.....               342             307          361         458
12b-1 fees (Investor A).                81              50           37          52
12b-1 fees (Investor B).                10              16           14          20
12b-1 fees (Investor C).                10             --             2           1
Accounting fees.........                61              58           69          73
Custodian fees..........                14              12           15          21
Legal fees..............                 4               3            3           6
Audit fees..............                 3              10            3          11
Trustees' fees and
 expenses...............                 3               1            3           2
Transfer agent fees.....                69              93           86          96
Registration and filing
 fees...................                19              44            4          64
Printing costs..........                28              14           25          24
Other...................                 6               3            4           6
                             -------------   -------------      -------     -------
TOTAL EXPENSES..........             1,914           1,746        1,960       2,526
                             -------------   -------------      -------     -------
Expenses voluntarily
 reduced................              (410)           (366)        (162)       (201)
                             -------------   -------------      -------     -------
NET EXPENSES............             1,504           1,380        1,798       2,325
                             -------------   -------------      -------     -------
Net Investment Income
 (Loss).................             9,501           9,196       10,166      12,905
                             -------------   -------------      -------     -------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gains
 (losses) from
 investment
 transactions...........              (546)           (256)       2,682       1,200
Net change in unrealized
 appreciation
 (depreciation) from
 investments ...........               860             467          675        (461)
                             -------------   -------------      -------     -------
Net realized/unrealized
 gains (losses) from
 investments............               314             211        3,357         739
                             -------------   -------------      -------     -------
Change in net assets
 resulting from
 operations.............     $       9,815   $       9,407      $13,523     $13,644
                             =============   =============      =======     =======

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                            (Amounts in Thousands)
                                   U.S. GOVERNMENT
                                     INCOME FUND               BOND FUND
                               ------------------------ ------------------------
                               ELEVEN MONTHS YEAR ENDED ELEVEN MONTHS YEAR ENDED
                                 ENDED MAY    JUNE 30,    ENDED MAY    JUNE 30,
                                 31, 1998       1997      31, 1998       1997
                               ------------- ---------- ------------- ----------
INVESTMENT INCOME:
Interest income..............     $18,248     $18,582      $32,044     $37,445
Dividend income..............         --          --         1,195         965
Securities lending income....          28          27          384         147
                                  -------     -------      -------     -------
TOTAL INCOME.................      18,276      18,609       33,623      38,557
                                  -------     -------      -------     -------
EXPENSES:
Investment advisory fees.....       1,649       1,587        3,554       4,027
Administration fees..........         446         429          961       1,089
12b-1 fees (Investor A)......         135         139           44          51
12b-1 fees (Investor B)......         169         221           44          52
12b-1 fees (Investor C)......           1           1            4           3
Accounting fees..............         107          98          136         152
Custodian fees...............          17          19           41          50
Legal fees...................           6           4           11          12
Audit fees...................           4          10           10          18
Trustees' fees and expenses..           3           2            9           5
Transfer agent fees..........         138         146          124         127
Registration and filing fees.          22          51           23          54
Printing costs...............          47          23           79          56
Other........................          56           5           15          14
                                  -------     -------      -------     -------
TOTAL EXPENSES...............       2,800       2,735        5,055       5,710
                                  -------     -------      -------     -------
Expenses voluntarily reduced.        (758)       (727)        (432)       (478)
                                  -------     -------      -------     -------
NET EXPENSES.................       2,042       2,008        4,623       5,232
                                  -------     -------      -------     -------
Net Investment Income (Loss).      16,234      16,601       29,000      33,325
                                  -------     -------      -------     -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gains (losses)
 from investment
 transactions................        (115)     (2,156)      14,967       5,014
Net change in unrealized
 appreciation (depreciation)
 from investments............       2,119         (99)       2,035       4,705
                                  -------     -------      -------     -------
Net realized/unrealized gains
 (losses) from investments...       2,004      (2,255)      17,002       9,719
                                  -------     -------      -------     -------
Change in net assets
 resulting from operations...     $18,238     $14,346      $46,002     $43,044
                                  =======     =======      =======     =======

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                            (Amounts in Thousands)
                                                           MICHIGAN MUNICIPAL
                                 MUNICIPAL BOND FUND           BOND FUND
                               ------------------------ ------------------------
                               ELEVEN MONTHS YEAR ENDED ELEVEN MONTHS YEAR ENDED
                                 ENDED MAY    JUNE 30,    ENDED MAY    JUNE 30,
                                 31, 1998       1997      31, 1998       1997
                               ------------- ---------- ------------- ----------
INVESTMENT INCOME:
Interest income..............     $5,970       $7,472      $11,688     $12,722
Dividend income..............         40           12           38          41
                                  ------       ------      -------     -------
TOTAL INCOME.................      6,010        7,484       11,726      12,763
                                  ------       ------      -------     -------
EXPENSES:
Investment advisory fees.....        955        1,059        1,705       1,715
Administration fees..........        258          286          461         464
12b-1 fees (Investor A)......         23           22           92          95
12b-1 fees (Investor B)......          6            9           26          36
Accounting fees..............         59           62           90          88
Custodian fees...............         11           13           18          20
Legal fees...................          3            3            6           5
Audit fees...................          3           10            5          10
Trustees' fees and expenses..          2            1            3           2
Transfer agent fees..........         45           59           66          86
Registration and filing fees.         18           58            4          17
Printing costs...............         15           17           26          27
Other........................          2            3            5           6
                                  ------       ------      -------     -------
TOTAL EXPENSES...............      1,400        1,602        2,507       2,571
                                  ------       ------      -------     -------
Expenses voluntarily reduced.       (374)        (413)        (668)       (670)
                                  ------       ------      -------     -------
NET EXPENSES.................      1,026        1,189        1,839       1,901
                                  ------       ------      -------     -------
Net Investment Income (Loss).      4,984        6,295        9,887      10,862
                                  ------       ------      -------     -------
REALIZED/UNREALIZED GAINS
 (LOSSES) FROM INVESTMENTS
 AND FOREIGN CURRENCIES:
Net realized gains (losses)
 from investment
 transactions................      2,879          798        1,120         370
Net change in unrealized
 appreciation (depreciation)
 from investments............        (21)         950        3,953       2,487
                                  ------       ------      -------     -------
Net realized/unrealized gains
 (losses) from investments...      2,858        1,748        5,073       2,857
                                  ------       ------      -------     -------
Change in net assets
 resulting from operations...     $7,842       $8,043      $14,960     $13,719
                                  ======       ======      =======     =======

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                          (Amounts in Thousands)
                           CONSERVATIVE ALLOCATION FUND  BALANCED ALLOCATION FUND
                          ------------------------------ ------------------------
                          ELEVEN MONTHS   DECEMBER 30,   ELEVEN MONTHS YEAR ENDED
                            ENDED MAY   1996 TO JUNE 30,   ENDED MAY    JUNE 30,
                            31, 1998        1997(A)        31, 1998       1997
                          ------------- ---------------- ------------- ----------
INVESTMENT INCOME:
Interest income.........     $  660           $203          $ 8,706     $ 6,732
Dividend income.........         20              9              845         839
Securities lending in-
 come...................          3            --               110          40
Foreign withholding tax
 expense................        --             --               (33)        (24)
                             ------           ----          -------     -------
TOTAL INCOME............        683            212            9,628       7,587
                             ------           ----          -------     -------
EXPENSES:
Investment advisory
 fees...................        143             44            2,600       1,947
Administration fees.....         29              9              520         390
12b-1 fees (Investor A).        --             --                44          45
12b-1 fees (Investor B).        --             --                50          52
12b-1 fees (Investor C).        --             --                 6           5
Accounting fees.........          7              7              103          82
Custodian fees..........          1            --                61          34
Legal fees..............        --             --                10           2
Audit fees..............          4              7                6          10
Trustees' fees and ex-
 penses.................        --             --                 5           1
Transfer agent fees.....          8             17              135         101
Registration and filing
 fees...................          3            --                54          47
Printing costs..........          1              1               59          16
Other...................        --               1               21           3
                             ------           ----          -------     -------
TOTAL EXPENSES..........        196             86            3,674       2,735
                             ------           ----          -------     -------
Expenses voluntarily re-
 duced..................        (43)           (13)            (650)       (485)
                             ------           ----          -------     -------
NET EXPENSES............        153             73            3,024       2,250
                             ------           ----          -------     -------
Net Investment Income
 (Loss).................        530            139            6,604       5,337
                             ------           ----          -------     -------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gains
 (losses) from
 investment and foreign
 currency transactions..        387           (102)           8,982      12,043
Net change in unrealized
 appreciation
 (depreciation) from
 investments and
 translation of assets
 and liabilities in
 foreign currencies ....        692            335           16,238       5,097
                             ------           ----          -------     -------
Net realized/unrealized
 gains (losses) from
 investments and foreign
 currencies ............      1,079            233           25,220      17,140
                             ------           ----          -------     -------
Change in net assets re-
 sulting from opera-
 tions..................     $1,609           $372          $31,824     $22,477
                             ======           ====          =======     =======

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                          (Amounts in Thousands)
                            AGGRESSIVE ALLOCATION FUND      EQUITY INCOME FUND
                          ------------------------------ ------------------------
                          ELEVEN MONTHS   DECEMBER 30,   ELEVEN MONTHS YEAR ENDED
                            ENDED MAY   1996 TO JUNE 30,   ENDED MAY    JUNE 30,
                            31, 1998        1997(A)        31, 1998       1997
                          ------------- ---------------- ------------- ----------
INVESTMENT INCOME:
Interest income.........     $  711          $  331         $ 2,858     $ 3,665
Dividend income.........        160              85           8,767      10,326
Securities lending
 income.................         13             --               89         --
Foreign withholding tax
 expense................         (6)             (4)             (3)        (67)
                             ------          ------         -------     -------
TOTAL INCOME............        878             412          11,711      13,924
                             ------          ------         -------     -------
EXPENSES:
Investment advisory
 fees...................        357             137           3,930       4,336
Administration fees.....         71              27             786         867
12b-1 fees (Investor A).        --              --              239         226
12b-1 fees (Investor B).        --              --              172         161
12b-1 fees (Investor C).        --              --                6           4
Accounting fees.........         33               9             109         120
Custodian fees..........         37               1              30          42
Legal fees..............          1             --               11           9
Audit fees..............          1               7              10          15
Trustees' fees and
 expenses...............          1             --                7           5
Transfer agent fees.....          3              16             303         227
Registration and filing
 fees...................         10             --              --           70
Printing costs..........          5               2              56          52
Other...................          1               1              58          11
                             ------          ------         -------     -------
Total Expenses..........        520             200           5,717       6,145
                             ------          ------         -------     -------
Expenses voluntarily
 reduced................        (54)            (20)            --          --
                             ------          ------         -------     -------
NET EXPENSES............        466             180           5,717       6,145
                             ------          ------         -------     -------
Net Investment Income
 (Loss).................        412             232           5,994       7,779
                             ------          ------         -------     -------
REALIZED/UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gains
 (losses) from
 investment and foreign
 currency transactions..      1,126            (648)         48,190      49,802
Net change in unrealized
 appreciation
 (depreciation) from
 investments and
 translation of assets
 and liabilities in
 foreign currencies.....      2,816           2,394          13,536      38,267
                             ------          ------         -------     -------
Net realized/unrealized
 gains (losses) from
 investments and foreign
 currencies.............      3,942           1,746          61,726      88,069
                             ------          ------         -------     -------
Change in net assets
 resulting from
 operations.............     $4,354          $1,978         $67,720     $95,848
                             ======          ======         =======     =======

(a) Period from commencement of operations.

See notes to financial statements.

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Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                    (Amounts in Thousands)

                                                                             U.S. GOVERNMENT
                                 PRIME OBLIGATIONS FUND                     OBLIGATIONS FUND
                          --------------------------------------  --------------------------------------
                          ELEVEN MONTHS    YEAR         YEAR      ELEVEN MONTHS    YEAR         YEAR
                              ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                             MAY 31,     JUNE 30,     JUNE 30,       MAY 31,     JUNE 30,     JUNE 30,
                              1998         1997         1996          1998         1997         1996
                          ------------- -----------  -----------  ------------- -----------  -----------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................   $    40,253  $    42,020  $    39,546    $  16,969   $    20,287  $    20,233
 Net realized gains
  (losses) from
  investment
  transactions..........           --             6           (6)           7            (3)         --
                           -----------  -----------  -----------    ---------   -----------  -----------
Change in net assets
 resulting from
 operations.............        40,253       42,026       39,540       16,976        20,284       20,233
                           -----------  -----------  -----------    ---------   -----------  -----------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................        (9,052)      (8,431)      (6,950)      (8,537)       (9,313)      (9,106)
 In excess of net
  realized gains from
  investment
  transactions..........           --           --            (1)         --            --           --
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS(A):
 From net investment
  income................            (6)         --           --           --            --           --
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................       (31,193)     (33,589)     (32,595)      (8,396)      (10,974)     (11,126)
 In excess of net
  realized gains from
  investment
  transactions..........           --           --            (4)         --            --           --
                           -----------  -----------  -----------    ---------   -----------  -----------
Change in net assets
 from shareholder
 distributions..........       (40,251)     (42,020)     (39,550)     (16,933)      (20,287)     (20,232)
                           -----------  -----------  -----------    ---------   -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................     2,013,196    1,684,473    1,471,595      878,515     1,128,455    1,091,720
 Dividends reinvested...         8,892        8,193        6,895        1,315         1,537        1,499
 Cost of shares
  redeemed..............    (1,985,192)  (1,563,855)  (1,483,872)    (947,523)   (1,102,140)  (1,095,569)
                           -----------  -----------  -----------    ---------   -----------  -----------
Change in net assets
 from capital
 transactions...........        36,896      128,811       (5,382)     (67,693)       27,852       (2,350)
                           -----------  -----------  -----------    ---------   -----------  -----------
Change in net assets....        36,898      128,817       (5,392)     (67,650)       27,849       (2,349)
NET ASSETS:
 Beginning of period....       872,370      743,553      748,945      422,244       394,395      396,744
                           -----------  -----------  -----------    ---------   -----------  -----------
 End of period..........   $   909,268  $   872,370  $   743,553    $ 354,594   $   422,244  $   394,395
                           ===========  ===========  ===========    =========   ===========  ===========

-------
(a) Fund commenced offering of Investor B shares on September 26, 1997.

See notes to financial statements.

--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
The Parkstone Group of Funds


                                                  (Amounts in Thousands)

                                    TAX-FREE FUND                         TREASURY FUND
                          ----------------------------------  --------------------------------------
                          ELEVEN MONTHS   YEAR       YEAR     ELEVEN MONTHS    YEAR         YEAR
                              ENDED       ENDED      ENDED        ENDED        ENDED        ENDED
                             MAY 31,    JUNE 30,   JUNE 30,      MAY 31,     JUNE 30,     JUNE 30,
                              1998        1997       1996         1998         1997         1996
                          ------------- ---------  ---------  ------------- -----------  -----------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $   4,624   $   4,686  $   4,632   $    23,648  $    19,396  $    16,064
 Net realized gains
  (losses) from
  investment
  transactions..........           (1)        (28)        30            31           46           11
                            ---------   ---------  ---------   -----------  -----------  -----------
Change in net assets
 resulting from
 operations.............        4,623       4,658      4,662        23,679       19,442       16,075
                            ---------   ---------  ---------   -----------  -----------  -----------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................       (1,482)     (1,450)    (1,469)       (8,907)      (6,104)      (5,795)
 From net realized gains
  from investment
  transactions..........          --          --          (4)          (20)         --            (4)
 In excess of net
  realized gains from
  investment
  transactions..........          --          --         --            --           --           (11)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................       (3,142)     (3,236)    (3,163)      (14,741)     (13,292)     (10,269)
 From net realized gains
  from investment
  transactions..........          --          --          (8)          (32)         --            (7)
 In excess of net
  realized gains from
  investment
  transactions..........          --          --         --            --           --           (20)
                            ---------   ---------  ---------   -----------  -----------  -----------
Change in net assets
 from shareholder
 distributions..........       (4,624)     (4,686)    (4,644)      (23,700)     (19,396)     (16,106)
                            ---------   ---------  ---------   -----------  -----------  -----------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      442,581     407,038    376,346     1,682,410    1,723,599    2,002,575
 Dividends reinvested...          914         824        820           554          627          493
 Cost of shares
  redeemed..............     (440,676)   (399,351)  (372,907)   (1,621,534)  (1,606,028)  (1,918,521)
                            ---------   ---------  ---------   -----------  -----------  -----------
Change in net assets
 from capital
 transactions...........        2,819       8,511      4,259        61,430      118,198       84,547
                            ---------   ---------  ---------   -----------  -----------  -----------
Change in net assets....        2,818       8,483      4,277        61,409      118,244       84,516
NET ASSETS:
 Beginning of period....      156,350     147,867    143,590       500,383      382,139      297,623
                            ---------   ---------  ---------   -----------  -----------  -----------
 End of period..........    $ 159,168   $ 156,350  $ 147,867   $   561,792  $   500,383  $   382,139
                            =========   =========  =========   ===========  ===========  ===========


See notes to financial statements.

--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                 (Amounts in Thousands)

                              SMALL CAPITALIZATION FUND             MID CAPITALIZATION FUND
                          -----------------------------------  ----------------------------------
                          ELEVEN MONTHS    YEAR       YEAR     ELEVEN MONTHS   YEAR       YEAR
                              ENDED       ENDED       ENDED        ENDED       ENDED      ENDED
                             MAY 31,     JUNE 30,   JUNE 30,      MAY 31,    JUNE 30,   JUNE 30,
                              1998         1997       1996         1998        1997       1996
                          ------------- ----------  ---------  ------------- ---------  ---------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $  (8,901)  $   (7,542) $  (5,835)   $  (5,117)  $  (5,674) $  (5,788)
 Net realized gains
  (losses) from
  investment
  transactions..........      124,813       47,197     97,422      108,493      90,985    176,714
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........     (119,617)     (53,844)   159,250        3,191     (46,690)    44,007
                            ---------   ----------  ---------    ---------   ---------  ---------
Change in net assets
 resulting from
 operations.............       (3,705)     (14,189)   250,837      106,567      38,621    214,933
                            ---------   ----------  ---------    ---------   ---------  ---------
DISTRIBUTIONS TO INVESTOR A
 SHAREHOLDERS:
 From net realized gains
  from investment
  transactions..........       (8,917)     (25,439)   (11,580)     (15,794)    (23,501)    (1,837)
DISTRIBUTIONS TO INVESTOR B
 SHAREHOLDERS:
 From net realized gains
  from investment
  transactions..........       (2,324)      (5,903)    (1,972)      (4,492)     (5,643)      (333)
DISTRIBUTIONS TO INVESTOR C
 SHAREHOLDERS:
 From net realized gains
  from investment
  transactions..........         (759)      (1,578)       (67)        (409)       (458)       (14)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net realized gains
  from investment
  transactions..........      (27,708)     (78,723)   (52,159)     (97,196)   (167,629)   (26,657)
                            ---------   ----------  ---------    ---------   ---------  ---------
Change in net assets
 from shareholder
 distributions..........      (39,708)    (111,643)   (65,778)    (117,891)   (197,231)   (28,841)
                            ---------   ----------  ---------    ---------   ---------  ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      901,362    1,051,669    914,251      344,908     344,245    195,102
 Dividends reinvested...       31,608       85,417     47,118       87,033     140,424     20,862
 Cost of shares
  redeemed..............     (995,717)    (909,908)  (831,418)    (435,074)   (411,014)  (401,722)
                            ---------   ----------  ---------    ---------   ---------  ---------
Change in net assets
 from share
 transactions...........      (62,747)     227,178    129,951       (3,133)     73,655   (185,758)
                            ---------   ----------  ---------    ---------   ---------  ---------
Change in net assets....     (106,160)     101,346    315,010      (14,457)    (84,955)       334
NET ASSETS:
 Beginning of period....      853,289      751,943    436,933      648,728     733,683    733,349
                            ---------   ----------  ---------    ---------   ---------  ---------
 End of period..........    $ 747,129   $  853,289  $ 751,943    $ 634,271   $ 648,728  $ 733,683
                            =========   ==========  =========    =========   =========  =========


See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                  (Amounts in Thousands)


                               LARGE CAPITALIZATION FUND          INTERNATIONAL DISCOVERY FUND
                          ------------------------------------- ----------------------------------
                          ELEVEN MONTHS   YEAR     DECEMBER 28, ELEVEN MONTHS   YEAR       YEAR
                              ENDED       ENDED      1995 TO        ENDED       ENDED      ENDED
                             MAY 31,    JUNE 30,     JUNE 30,      MAY 31,    JUNE 30,   JUNE 30,
                              1998        1997       1996 (A)       1998        1997       1996
                          ------------- ---------  ------------ ------------- ---------  ---------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $    (751)  $     622    $    338     $ (1,318)   $    (577) $     243
 Net realized gains
  (losses) from
  investment and foreign
  currency transactions.       23,283      16,112         (74)      27,623       12,746      9,372
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  translation of assets
  and liabilities in
  foreign currencies....       63,562      75,519      10,587       (1,902)      55,463     38,177
                            ---------   ---------    --------     --------    ---------  ---------
Change in net assets
 resulting from
 operations.............       86,094      92,253      10,851       24,403       67,632     47,792
                            ---------   ---------    --------     --------    ---------  ---------
DISTRIBUTIONS TO INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................          --          (4)          (1)         --           --         --
 In excess of net
  investment income.....          --          --          --           --           --         (30)
 Tax return of capital..          (37)        --          --           --           --         --
 From net realized gains
  from investment and
  foreign currency
  transactions..........       (1,885)        (19)        --        (1,516)         --         --
DISTRIBUTIONS TO INVESTOR B
 SHAREHOLDERS:
 Tax return of capital..          (14)        --          --           --           --         --
 From net realized gains
  from investment and
  foreign currency
  transactions..........         (694)        (12)        --          (442)         --         --
DISTRIBUTIONS TO INVESTOR C
 SHAREHOLDERS:
 In excess of net
  investment income.....          --          --          --           --           --         (1)
 From net realized gains
  from investment and
  foreign currency
  transactions..........          (14)        --          --           (32)         --         --
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................          --         (728)       (304)         --           --        (243)
 In excess of net
  investment income.....          --          --          --           --          (108)      (528)
 Tax return of capital..         (700)        --          --           --           --         --
 From net realized gains
  from investment and
  foreign currency
  transactions..........      (35,301)     (2,346)        --       (13,139)         --         --
                            ---------   ---------    --------     --------    ---------  ---------
Change in net assets
 from shareholder
 distributions..........      (38,645)     (3,109)       (305)     (15,129)        (108)      (802)
                            ---------   ---------    --------     --------    ---------  ---------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................       87,053     151,936     270,745       68,864      188,198    291,763
 Dividends reinvested...       26,512       2,462         229        9,533           62        444
 Cost of shares
  redeemed..............     (125,548)   (165,363)     (4,879)     (91,674)    (180,358)  (230,102)
                            ---------   ---------    --------     --------    ---------  ---------
Change in net assets
 from share
 transactions...........      (11,983)    (10,965)    266,095      (13,277)       7,902     62,105
                            ---------   ---------    --------     --------    ---------  ---------
Change in net assets....       35,466      78,179     276,641       (4,003)      75,426    109,095
NET ASSETS:
 Beginning of period....      354,820     276,641         --       489,059      413,633    304,538
                            ---------   ---------    --------     --------    ---------  ---------
 End of period..........    $ 390,286   $ 354,820    $276,641     $485,056    $ 489,059  $ 413,633
                            =========   =========    ========     ========    =========  =========

-------
(a) Period from commencement of operations.


See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds
See notes to financial statements.

                                              (Amounts in Thousands)

                                                                INTERMEDIATE GOVERNMENT
                            LIMITED MATURITY BOND FUND             OBLIGATIONS FUND
                          --------------------------------  --------------------------------
                          ELEVEN MONTHS   YEAR      YEAR    ELEVEN MONTHS   YEAR      YEAR
                              ENDED      ENDED     ENDED        ENDED      ENDED     ENDED
                             MAY 31,    JUNE 30,  JUNE 30,     MAY 31,    JUNE 30,  JUNE 30,
                              1998        1997      1996        1998        1997      1996
                          ------------- --------  --------  ------------- --------  --------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $  9,501    $  9,196  $  9,848    $ 10,166    $ 12,905  $ 15,345
 Net realized gains
  (losses) from
  investment
  transactions..........        (546)       (256)   (1,938)      2,682       1,200        80
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........         860         467      (764)        675        (461)   (4,771)
                            --------    --------  --------    --------    --------  --------
Change in net assets
 resulting from
 operations.............       9,815       9,407     7,146      13,523      13,644    10,654
                            --------    --------  --------    --------    --------  --------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................      (1,734)     (1,142)   (1,014)       (822)     (1,130)   (1,390)
 In excess of net
  investment income.....         (11)         --       (40)        --           --       (69)
 Tax return of capital..          (4)         (6)      (63)        (16)         --       (22)
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS:
 From net investment
  income................         (62)        (78)      (57)        (87)        (90)      (68)
 In excess of net
  investment income.....          --          --        (1)        --          --         (3)
 Tax return of capital..          --          --        (4)         (2)        --         (1)
DISTRIBUTIONS TO
 INVESTOR C
 SHAREHOLDERS:
 From net investment
  income................         (61)        (1)       --          (10)         (7)       (3)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................      (7,645)     (8,051)   (8,776)     (9,353)    (11,898)  (13,884)
 In excess of net
  investment income.....         (48)         --      (290)        --          --       (691)
 Tax return of capital..         (16)        (29)     (535)       (174)        --       (215)
                            --------    --------  --------    --------    --------  --------
Change in net assets
 from shareholder
 distributions..........      (9,581)     (9,307)  (10,780)    (10,464)    (13,125)  (16,346)
                            --------    --------  --------    --------    --------  --------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      94,826      67,317    33,795      32,342      28,502    50,593
 Dividends reinvested...       4,297       4,250     4,860       3,151       3,965     4,873
 Cost of shares
  redeemed..............     (68,564)    (59,256)  (43,995)    (59,097)    (74,602)  (77,260)
                            --------    --------  --------    --------    --------  --------
Change in net assets
 from share
 transactions...........      30,559      12,311    (5,340)    (23,604)    (42,135)  (21,794)
                            --------    --------  --------    --------    --------  --------
Change in net assets....      30,793      12,411    (8,974)    (20,545)    (41,616)  (27,486)
NET ASSETS:
 Beginning of period....     165,040     152,629   161,603     208,574     250,190   277,676
                            --------    --------  --------    --------    --------  --------
 End of period..........    $195,833    $165,040  $152,629    $188,029    $208,574  $250,190
                            ========    ========  ========    ========    ========  ========

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                              (Amounts in Thousands)

                                  U.S. GOVERNMENT
                                    INCOME FUND                        BOND FUND
                          --------------------------------  --------------------------------
                          ELEVEN MONTHS   YEAR      YEAR    ELEVEN MONTHS   YEAR      YEAR
                              ENDED      ENDED     ENDED        ENDED      ENDED     ENDED
                             MAY 31,    JUNE 30,  JUNE 30,     MAY 31,    JUNE 30,  JUNE 30,
                              1998        1997      1996        1998        1997      1996
                          ------------- --------  --------  ------------- --------  --------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $ 16,234    $ 16,601  $ 14,579    $ 29,000    $ 33,325  $ 32,983
 Net realized gains
  (losses) from
  investment
  transactions..........        (115)     (2,156)   (3,968)     14,967       5,014     6,686
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments...........       2,119         (99)      389       2,035       4,705   (15,480)
                            --------    --------  --------    --------    --------  --------
Change in net assets
 resulting from
 operations.............      18,238      14,346    11,000      46,002      43,044    24,189
                            --------    --------  --------    --------    --------  --------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................      (3,394)     (3,562)   (3,573)     (1,029)     (1,195)   (1,061)
 In excess of net
  investment income.....         --          --        --          --          --        (15)
 Tax return of capital..        (266)       (661)     (440)        --          --        --
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS:
 From net investment
  income................      (1,251)     (1,259)     (879)       (302)       (256)     (131)
 Tax return of capital..        (111)       (233)     (108)        --          --        --
 From net realized gains
  from investment
  transactions..........         --          --        --          --          --         (2)
DISTRIBUTIONS TO
 INVESTOR C
 SHAREHOLDERS:
 From net investment
  income................          (8)         (4)       (2)        (26)        (17)       (6)
 Tax return of capital..          (1)         (1)      --          --          --        --
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................      (9,477)     (9,151)   (8,525)    (27,889)    (31,847)  (31,785)
 In excess of net
  investment income.....         --          --        --          --          --       (443)
 Tax return of capital..        (718)     (1,697)   (1,052)        --          --        --
                            --------    --------  --------    --------    --------  --------
Change in net assets
 from shareholder
 distributions..........     (15,226)    (16,568)  (14,579)    (29,246)    (33,315)  (33,443)
                            --------    --------  --------    --------    --------  --------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      63,657      72,865    65,682      84,885      99,111   136,614
 Dividends reinvested...       4,148       4,289     3,922      19,777      23,608    23,823
 Cost of shares
  redeemed..............     (61,398)    (46,463)  (33,163)   (134,070)   (188,258) (105,155)
                            --------    --------  --------    --------    --------  --------
Change in net assets
 from share
 transactions...........       6,407      30,691    36,441     (29,408)    (65,539)   55,282
                            --------    --------  --------    --------    --------  --------
Change in net assets....       9,419      28,469    32,862     (12,652)    (55,810)   46,028
NET ASSETS:
 Beginning of period....     230,960     202,491   169,629     518,337     574,147   528,119
                            --------    --------  --------    --------    --------  --------
 End of period..........    $240,379    $230,960  $202,491    $505,685    $518,337  $574,147
                            ========    ========  ========    ========    ========  ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                               (Amounts in Thousands)

                                     MUNICIPAL                     MICHIGAN MUNICIPAL
                                     BOND FUND                         BOND FUND
                          --------------------------------  ---------------------------------
                          ELEVEN MONTHS   YEAR      YEAR    ELEVEN MONTHS   YEAR       YEAR
                              ENDED      ENDED     ENDED        ENDED       ENDED     ENDED
                             MAY 31,    JUNE 30,  JUNE 30,     MAY 31,    JUNE 30,   JUNE 30,
                              1998        1997      1996        1998        1997       1996
                          ------------- --------  --------  ------------- ---------  --------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................    $  4,984    $  6,295  $  5,946    $  9,887    $  10,862  $ 10,082
 Net realized gains
  (losses) from
  investment
  transactions..........       2,879         798     1,577       1,120          370     1,191
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments ..........         (21)        950      (985)      3,953        2,487      (324)
                            --------    --------  --------    --------    ---------  --------
Change in net assets
 resulting from
 operations.............       7,842       8,043     6,538      14,960       13,719    10,949
                            --------    --------  --------    --------    ---------  --------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................        (361)       (344)     (394)     (1,611)      (1,596)   (1,652)
 In excess of net in-
  vestment income.......          (5)        --        --           (6)         --        --
 From net realized gains
  from investment
  transactions..........        (172)        (42)      --         (112)        (125)     (125)
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS:
 From net investment
  income................         (25)        (28)      (18)       (127)        (118)     (107)
 In excess of net in-
  vestment income.......         --          --        --           (1)         --        --
 From net realized gains
  from investment
  transactions..........         (13)         (5)      --          (10)         (11)       (9)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................      (5,004)     (5,598)   (5,465)     (8,863)      (8,576)   (8,321)
 In excess of net in-
  vestment income.......         (69)        --        --          (34)         --        --
 From net realized gains
  from investment
  transactions..........      (2,220)       (635)       (4)       (561)        (626)     (591)
                            --------    --------  --------    --------    ---------  --------
Change in net assets
 from shareholder
 distributions..........      (7,869)     (6,652)   (5,881)    (11,325)     (11,052)  (10,805)
                            --------    --------  --------    --------    ---------  --------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................      17,096      30,200    37,655      49,586       43,600    41,685
 Dividends reinvested...         949         686       654       2,688        2,460     2,574
 Cost of shares
  redeemed..............     (29,067)    (28,261)  (44,478)    (43,899)     (37,409)  (35,178)
                            --------    --------  --------    --------    ---------  --------
Change in net assets
 from share
 transactions...........     (11,022)      2,625    (6,169)      8,375        8,651     9,081
                            --------    --------  --------    --------    ---------  --------
Change in net assets....     (11,049)      4,016    (5,512)     12,010       11,318     9,225
NET ASSETS:
 Beginning of period....     145,113     141,097   146,609     236,755      225,437   216,212
                            --------    --------  --------    --------    ---------  --------
 End of period..........    $134,064    $145,113  $141,097    $248,765    $ 236,755  $225,437
                            ========    ========  ========    ========    =========  ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                          (Amounts in Thousands)

                                 CONSERVATIVE                   BALANCED
                               ALLOCATION FUND               ALLOCATION FUND
                          -------------------------- --------------------------------
                          ELEVEN MONTHS DECEMBER 30, ELEVEN MONTHS   YEAR      YEAR
                              ENDED       1996 TO        ENDED      ENDED     ENDED
                             MAY 31,      JUNE 30,      MAY 31,    JUNE 30,  JUNE 30,
                              1998        1997 (A)       1998        1997      1996
                          ------------- ------------ ------------- --------  --------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income
  (loss)................     $   530      $   139      $  6,604    $  5,337  $  2,996
 Net realized gains
  (losses) from
  investment and foreign
  currency transactions.         387         (102)        8,982      12,043    12,212
 Net change in
  unrealized
  appreciation
  (depreciation) from
  investments and
  translation of assets
  and liabilities in
  foreign currencies....         692          335        16,238       5,097     3,923
                             -------      -------      --------    --------  --------
Change in net assets
 resulting from
 operations.............       1,609          372        31,824      22,477    19,131
                             -------      -------      --------    --------  --------
DISTRIBUTIONS TO
 INVESTOR A
 SHAREHOLDERS:
 From net investment
  income................         --           --           (460)       (454)     (338)
 From net realized gains
  from investment and
  foreign currency
  transactions..........         --           --           (504)     (1,957)     (668)
DISTRIBUTIONS TO
 INVESTOR B
 SHAREHOLDERS:
 From net investment
  income................         --           --           (125)        (90)      (41)
 From net realized gains
  from investment and
  foreign currency
  transactions..........         --           --           (192)       (547)     (119)
DISTRIBUTIONS TO
 INVESTOR C
 SHAREHOLDERS:
 From net investment
  income................         --           --            (16)        (10)       (4)
 From net realized gains
  from investment and
  foreign currency
  transactions..........         --           --            (26)        (56)       (9)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
 From net investment
  income................        (515)        (122)       (6,660)     (4,750)   (2,494)
 From net realized gains
  from investment and
  foreign currency
  transactions..........         (98)         --         (6,807)    (13,278)   (4,422)
                             -------      -------      --------    --------  --------
Change in net assets
 from shareholder
 distributions..........        (613)        (122)      (14,790)    (21,142)   (8,095)
                             -------      -------      --------    --------  --------
CAPITAL TRANSACTIONS:
 Proceeds from shares
  issued................       9,933       11,873        72,317     167,477    42,664
 Dividends reinvested...         610         122         13,392      17,657     6,646
 Cost of shares
  redeemed..............      (4,795)      (1,958)      (83,157)    (50,433)  (28,664)
                             -------      -------      --------    --------  --------
Change in net assets
 from share
 transactions...........       5,748       10,037         2,552     134,701    20,646
                             -------      -------      --------    --------  --------
Change in net assets....       6,744       10,287        19,586     136,036    31,682
NET ASSETS:
 Beginning of period....      10,287          --        271,266     135,230   103,548
                             -------      -------      --------    --------  --------
 End of period..........     $17,031      $10,287      $290,852    $271,266  $135,230
                             =======      =======      ========    ========  ========

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                             (Amounts in Thousands)


                                 AGGRESSIVE                     EQUITY
                              ALLOCATION FUND                 INCOME FUND
                         -------------------------- --------------------------------
                         ELEVEN MONTHS DECEMBER 30, ELEVEN MONTHS   YEAR      YEAR
                             ENDED       1996 TO        ENDED      ENDED     ENDED
                            MAY 31,      JUNE 30,      MAY 31,    JUNE 30,  JUNE 30,
                             1998        1997(A)        1998        1997      1996
                         ------------- ------------ ------------- --------  --------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
  Net investment income
   (loss)...............    $   412      $   232      $  5,994    $  7,779  $  8,736
  Net realized gains
   (losses) from
   investment and
   foreign currency
   transactions.........      1,126         (648)       48,190      49,802    45,001
  Net change in
   unrealized
   appreciation
   (depreciation) from
   investments and
   translation of assets
   and liabilities in
   foreign currencies ..      2,816        2,394        13,536      38,267    42,614
                            -------      -------      --------    --------  --------
Change in net assets
 resulting from
 operations.............      4,354        1,978        67,720      95,848    96,351
                            -------      -------      --------    --------  --------
DISTRIBUTIONS TO INVESTOR A
 SHAREHOLDERS:
  From net investment
   income...............        --           --         (1,126)     (1,408)   (1,414)
  From net realized
   gains from investment
   and foreign currency
   transactions.........        --           --        (15,973)     (8,386)   (2,095)
DISTRIBUTIONS TO INVESTOR B
 SHAREHOLDERS:
  From net investment
   income...............        --           --           (127)       (150)     (104)
  In excess of net
   investment income....        --           --            --          --         (7)
  From net realized
   gains from investment
   and foreign currency
   transactions.........        --           --         (3,858)     (1,419)     (244)
DISTRIBUTIONS TO
 INVESTOR C
 SHAREHOLDERS:
  From net investment
   income...............        --           --             (4)         (4)       (1)
  From net realized
   gains from investment
   and foreign currency
   transactions.........        --           --           (116)        (25)       (2)
DISTRIBUTIONS TO
 INSTITUTIONAL
 SHAREHOLDERS:
  From net investment
   income...............       (437)        (195)       (3,961)     (6,142)   (7,170)
  In excess of net
   investment income....        (10)         --            --          --        --
  From net realized
   gains from investment
   and foreign currency
   transactions.........        --           --        (48,180)    (32,123)   (9,595)
                            -------      -------      --------    --------  --------
Change in net assets
 from shareholder
 distributions..........       (447)        (195)      (73,345)    (49,657)  (20,632)
                            -------      -------      --------    --------  --------
CAPITAL TRANSACTIONS:
  Proceeds from shares
   issued...............      9,513       39,922        41,683      78,441    50,436
  Dividends reinvested..        446          195        31,258      18,619     7,352
  Cost of shares
   redeemed.............    (19,093)      (2,857)      (89,674)   (138,602) (125,422)
                            -------      -------      --------    --------  --------
Change in net assets
 from share
 transactions...........     (9,134)      37,260       (16,733)    (41,542)  (67,634)
                            -------      -------      --------    --------  --------
Change in net assets....     (5,227)      39,043       (22,358)      4,649     8,085
NET ASSETS:
  Beginning of period...     39,043          --        437,117     432,468   424,383
                            -------      -------      --------    --------  --------
  End of period.........    $33,816      $39,043      $414,759    $437,117  $432,468
                            =======      =======      ========    ========  ========  ===

(a) Period from commencement of operations.

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Cash Flows

--------------------------------------------------------------------------------
The Parkstone Group of Funds            For the Eleven Months Ended May 31, 1998


                                           (Amounts in thousands)

                                                                      INTERMEDIATE
                                MID           LARGE        LIMITED     GOVERNMENT
                           CAPITALIZATION CAPITALIZATION  MATURITY    OBLIGATIONS
                                FUND           FUND       BOND FUND       FUND
                           -------------- -------------- -----------  ------------
CASH FLOWS FROM OPERATING
ACTIVITIES:
 Total Investment
  Income.................   $     3,279    $     3,040   $    11,005   $   11,964
 Net expenses............        (8,396)        (3,791)       (1,504)      (1,798)
                            -----------    -----------   -----------   ----------
   Net Investment Income
    (loss)...............        (5,117)          (751)        9,501       10,166
Adjustments to reconcile
 net investment income to
 net
 cash provided (used) by
  operating activities:
 Amortization of
  discount/premium.......           --             --           (124)        (378)
 Change in interest and
  dividend receivable....           (67)            57          (766)         781
 Change in accrued
  expenses and other
  payables...............          (517)          (213)          (68)        (150)
                            -----------    -----------   -----------   ----------
 Total adjustments.......          (584)          (156)         (958)         253
                            -----------    -----------   -----------   ----------
   Net cash provided
    (used) by operating
    activities...........        (5,701)          (907)        8,543       10,419
CASH FLOWS FROM INVESTING
ACTIVITIES:
 Proceeds from sales of
  investments............     6,541,934      2,929,933     5,546,791    2,688,126
 Purchases of
  investments............    (6,418,271)    (2,878,167)   (5,579,338)  (2,664,548)
 Net purchases of short-
  term investments.......      (205,530)      (112,934)      (46,982)     (35,420)
                            -----------    -----------   -----------   ----------
   Net cash provided
    (used) by investing
    activities...........       (81,867)       (61,168)      (79,529)     (11,842)
CASH FLOWS FROM FINANCING
ACTIVITIES:
 Proceeds from shares
  issued.................       347,750         87,106        97,864       32,345
 Cost of shares
  redeemed...............      (434,854)      (125,833)      (68,585)     (59,029)
 Distributions paid to
  shareholders...........      (117,891)       (38,645)       (9,581)     (10,464)
 Dividends reinvested....        87,033         26,512         4,297        3,151
 Net proceeds received
  from short-term
  borrowings.............       205,530        112,934        46,982       35,420
                            -----------    -----------   -----------   ----------
   Net cash provided
    (used) by financing
    activities...........        87,568         62,074        70,977        1,423
Net increase (decrease)
 in cash.................           --              (1)           (9)         --
Cash at beginning of
 period..................             1              1             9          --
                            -----------    -----------   -----------   ----------
Cash at end of period....   $         1    $       --    $       --    $      --
                            ===========    ===========   ===========   ==========

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Cash Flows

--------------------------------------------------------------------------------
The Parkstone Group of Funds            For the Eleven Months Ended May 31, 1998

                                           (Amounts in thousands)
                                       U.S.
                                    GOVERNMENT                 CONSERVATIVE
                                      INCOME         BOND       ALLOCATION
                                       FUND          FUND          FUND
                                    -----------  ------------  ------------
CASH FLOWS FROM OPERATING
ACTIVITIES:
 Total Investment Income........... $    18,276  $     33,623   $     683
 Net expenses......................      (2,042)       (4,623)       (153)
                                    -----------  ------------   ---------
   Net Investment Income (loss)....      16,234        29,000         530
Adjustments to reconcile net
 investment income to net
 cash provided (used) by operating
  activities:
 Amortization of discount/premium..        (443)         (454)        --
 Change in interest and dividend
  receivable.......................         (95)         (503)        (20)
 Change in accrued expenses and
  other payables...................         (69)         (276)         (6)
                                    -----------  ------------   ---------
 Total adjustments.................        (607)       (1,233)        (26)
                                    -----------  ------------   ---------
   Net cash provided (used) by
    operating activities...........      15,627        27,767         504
CASH FLOWS FROM INVESTING
ACTIVITIES:
 Proceeds from sales of
  investments......................   1,607,674    12,102,324     251,153
 Purchases of investments..........  (1,615,117)  (12,077,096)   (256,791)
 Net purchases of short-term
  investments......................     (30,904)     (130,272)     (2,429)
                                    -----------  ------------   ---------
   Net cash provided (used) by
    investing activities...........     (38,347)     (105,044)     (8,067)
CASH FLOWS FROM FINANCING
ACTIVITIES:
 Proceeds from shares issued.......      64,151        84,899       9,933
 Cost of shares redeemed...........     (61,256)     (133,932)     (4,795)
 Distributions paid to
  shareholders.....................     (15,226)      (29,246)       (613)
 Dividends reinvested..............       4,148        19,777         610
 Net proceeds received from short-
  term borrowings..................      30,904       130,272       2,429
                                    -----------  ------------   ---------
   Net cash provided (used) by
    financing activities...........      22,721        71,770       7,564
Net increase (decrease) in cash....           1        (5,507)          1
Cash at beginning of period........         --          5,508         --
                                    -----------  ------------   ---------
Cash at end of period.............. $         1  $          1   $       1
                                    ===========  ============   =========

See notes to financial statements.

--------------------------------------------------------------------------------
Statements of Cash Flows

--------------------------------------------------------------------------------
The Parkstone Group of Funds            For the eleven months ended May 31, 1998
See notes to financial statements.

                                                (Amounts in thousands)
                                           BALANCED    AGGRESSIVE    EQUITY
                                          ALLOCATION   ALLOCATION    INCOME
                                             FUND         FUND        FUND
                                          -----------  ----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
 Total Investment Income................. $     9,628  $     878   $    11,711
 Net expenses............................      (3,024)      (466)       (5,717)
                                          -----------  ---------   -----------
   Net Investment Income (loss)..........       6,604        412         5,994
Adjustments to reconcile net investment
 income to net cash provided (used) by
 operating activities:
 Change in interest and dividend
  receivable.............................         (12)        49          (268)
 Change in accrued expenses and other
  payables...............................        (393)       (59)         (343)
                                          -----------  ---------   -----------
 Total adjustments.......................        (405)       (10)         (611)
                                          -----------  ---------   -----------
   Net cash provided (used) by operating
    activities...........................       6,199        402         5,383

CASH FLOWS FROM INVESTING ACTIVITIES:
 Proceeds from sales of investments......   3,793,006    454,634     2,341,345
 Purchases of investments................  (3,787,011)  (445,444)   (2,256,694)
 Net purchases of short-term
  investments............................     (49,587)    (6,923)     (104,142)
                                          -----------  ---------   -----------
   Net cash provided (used) by investing
    activities...........................     (43,592)     2,267       (19,491)

CASH FLOWS FROM FINANCING ACTIVITIES:
 Proceeds from shares issued.............      72,358      9,513        41,676
 Cost of shares redeemed.................     (83,153)   (19,093)      (89,623)
 Distributions paid to shareholders......     (14,790)      (447)      (73,345)
 Dividends reinvested....................      13,392        446        31,258
 Net proceeds received from short-term
  borrowings.............................      49,587      6,923       104,142
                                          -----------  ---------   -----------
   Net cash provided (used) by financing
    activities...........................      37,394     (2,658)       14,108
Net increase (decrease) in cash..........           1         11           --
Cash at beginning of period..............         --         (10)            1
                                          -----------  ---------   -----------
Cash at end of period.................... $         1  $       1   $         1
                                          ===========  =========   ===========

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Prime Obligations Fund
(Amounts in Thousands)
Continued

 PRINCIPAL                        SECURITY                           AMORTIZED
  AMOUNT                         DESCRIPTION                           COST
 --------- ------------------------------------------------------   -----------
 COMMERCIAL PAPER (80.5%):
 Agriculture (1.1%):
  $ 5,000  Archer Daniels Midland, 5.56%, 8/21/98................   $     4,939
    5,000  Cargill Global Funding, 5.50%, 9/15/98................         4,920
                                                                    -----------
                                                                          9,859
                                                                    -----------
 Automotive (2.7%):
    5,000  Daimler Benz, 5.56%, 7/23/98..........................         4,960
    5,000  Daimler Benz, 5.54%, 10/21/98.........................         4,892
    5,000  Eaton Corp., 5.55%, 7/10/98...........................         4,970
    5,000  Eaton Corp., 8.24%, 8/24/98...........................         4,937
    5,000  Volkswagen, 5.55%, 7/9/98.............................         4,972
                                                                    -----------
                                                                         24,731
                                                                    -----------
 Banking (4.9%):
    5,000  Abbey National, 5.60%, 7/2/98.........................         4,976
    5,000  Abbey National, 5.50%, 8/24/98........................         4,937
    5,000  Abbey National, 5.55%, 11/4/98........................         4,881
    5,000  First Chicago NBD Corp., 5.56%, 11/12/98..............         4,875
    5,000  Lloyds Bank, 5.41%, 6/12/98...........................         4,991
    5,000  Lloyds Bank, 5.48%, 7/6/98............................         4,974
    5,000  Lloyds Bank, 5.56%, 9/16/98...........................         4,919
    5,000  Societe Generale, North America, 5.53%, 10/1/98.......         4,908
    5,000  Societe Generale, North America, 5.54%, 10/7/98.......         4,903
                                                                    -----------
                                                                         44,364
                                                                    -----------
 Consumer Goods & Services (0.5%):
    5,000  Procter & Gamble Co., 5.55%, 11/12/98.................         4,875
                                                                    -----------
 Diversified Operation (2.2%):
    5,000  BTR Dunlop Finance, Inc., 5.55%, 7/8/98...............         4,972
    5,000  BTR Dunlop Finance, Inc., 5.56%, 8/14/98..............         4,944
    5,000  Rexam, 5.59%, 6/10/98.................................         4,993
    5,000  Rexam, 5.62%, 7/24/98.................................         4,959
                                                                    -----------
                                                                         19,868
                                                                    -----------
 Education (1.1%):
    5,000  Columbia University, 5.57%, 6/18/98...................         4,987
    5,000  Columbia University, 5.58%, 7/1/98....................         4,977
                                                                    -----------
                                                                          9,964
                                                                    -----------
 Electric Utility (3.3%):
    5,000  Electricite du France, 5.57%, 10/28/98................         4,886
    5,000  National Rural Utilities Cooperative Finance Corp.,
            5.58%, 6/25/98.......................................         4,982
    5,000  National Rural Utilities Cooperative Finance Corp.,
            5.58%, 8/5/98........................................         4,950
    5,000  Vattenfall Treasury, 5.56%, 6/17/98...................         4,988
  $ 5,000  Vattenfall Treasury, 5.58%, 6/30/98....................        4,978
    5,000  Vattenfall Treasury, 5.58%, 7/15/98....................        4,966
                                                                    -----------
                                                                         29,750
                                                                    -----------
 Electrical & Electronic (1.1%):
    5,000  Avnet, Inc., 5.58%, 6/16/98............................        4,988
    5,000  Avnet, Inc., 5.58%, 7/13/98............................        4,968
                                                                    -----------
                                                                          9,956
                                                                    -----------
 Financial Services (22.4%):
    5,000  ABB Treasury, 5.57%, 6/1/98............................        5,000
    5,000  ABB Treasury, 5.56%, 6/23/98...........................        4,983
    5,000  ABB Treasury, 5.57%, 8/26/98...........................        4,934
    5,000  ABN-Amro North America Finance, Inc., 5.57%, 8/5/98....        4,950
    5,000  ABN-Amro North America Finance, Inc., 5.52%, 9/21/98...        4,915
    5,000  ABN-Amro North America Finance, Inc., 5.56%, 11/5/98...        4,881
    5,000  American Express Credit Corp., 5.58%, 8/5/98...........        4,950
    5,000  Avco Financial Services, Inc., 5.58%, 8/13/98..........        4,944
    5,000  Avco Financial Services, Inc., 5.60%, 7/29/98..........        4,956
    5,000  Cemex SA, 5.52%, 6/11/98...............................        4,992
    5,000  Cemex SA, 5.60%, 8/12/98...............................        4,945
    5,000  Ford Motor Credit, 5.58%, 6/4/98.......................        4,998
    5,000  Ford Motor Credit, 5.56%, 7/22/98......................        4,961
   10,000  Ford Motor Credit, 5.57%, 8/19/98......................        9,880
    5,000  Franklin Resources, 5.59%, 6/9/98......................        4,994
    5,000  Franklin Resources, 5.59%, 8/19/98.....................        4,940
    5,000  Franklin Resources, 5.59%, 8/26/98.....................        4,934
    5,000  GE Capital, 5.58%, 6/9/98..............................        4,994
    5,000  GE Capital, 5.52%, 7/29/98.............................        4,956
    5,000  GE Capital, 5.54%, 8/5/98..............................        4,951
    5,000  GE Capital, 5.44%, 8/12/98.............................        4,946
    5,000  GE Capital, 5.54%, 9/23/98.............................        4,914
    5,000  General Motors Acceptance Corp., 5.58%, 6/12/98........        4,992
    5,000  General Motors Acceptance Corp., 5.58%, 8/5/98.........        4,950
    5,000  General Motors Acceptance Corp., 5.54%, 9/23/98........        4,914
    5,000  Goldman Sachs, 5.56%, 11/19/98.........................        4,870
    5,000  International Lease, 5.58%, 9/15/98....................        4,919
    5,000  JP Morgan, 5.56%, 11/16/98.............................        4,872
    5,000  JP Morgan, 5.56%, 11/24/98.............................        4,866
    5,000  Merrill Lynch & Co., Inc., 5.73%, 6/3/98...............        4,998
    5,000  Merrill Lynch & Co., Inc., 5.57%, 6/17/98..............        4,988

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Prime Obligations Fund
(Amounts in Thousands)
Continued

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                           DESCRIPTION                           COST
 --------- ---------------------------------------------------------   ---------
 COMMERCIAL PAPER, CONTINUED:
 Financial Services, continued:
  $ 5,000  Merrill Lynch & Co., Inc., 5.50%, 9/16/98................   $  4,919
    5,000  Merrill Lynch & Co., Inc., 5.53%, 10/1/98................      4,908
    5,000  Merrill Lynch & Co., Inc., 5.59%, 11/18/98...............      4,870
    5,000  Morgan Stanley, 5.72%, 6/17/98...........................      4,987
    5,000  Morgan Stanley, 5.48%, 7/29/98...........................      4,957
    5,000  Prudential Finance, 5.56%, 7/7/98........................      4,973
    5,000  Salomon Smith Barney, 5.48%, 7/1/98......................      4,978
    5,000  Salomon Smith Barney, 5.57%, 7/15/98.....................      4,966
    5,000  Salomon Smith Barney, 5.59%, 9/8/98......................      4,924
                                                                       --------
                                                                        202,769
                                                                       --------
 Financial - Banking (7.3%):
    4,200  American Family Financial Services, Inc.,
            5.58%, 6/5/98...........................................      4,197
    5,000  ANZ Delaware., 5.41%, 6/17/98............................      4,988
    5,000  Associates Corporation of North America,
            5.58%, 8/5/98...........................................      4,950
    5,000  Bbl North America, Inc., 5.58%, 6/4/98...................      4,998
    5,000  Bbl North America, Inc., 5.58%, 6/23/98..................      4,983
    5,000  Bbl North America, Inc., 5.57%, 7/29/98..................      4,956
    2,800  Caterpillar Financial, 5.58%, 6/24/98....................      2,790
    5,000  Caterpillar Financial, 5.45%, 7/27/98....................      4,958
    5,000  Cregem North America, 5.58%, 6/5/98......................      4,997
    5,000  Cregem North America, 5.57%, 7/17/98.....................      4,965
    5,000  Cregem North America, 5.58%, 8/6/98......................      4,950
    5,000  Island Finance, 5.56%, 7/22/98...........................      4,961
    5,000  Island Finance, 5.62%, 7/27/98...........................      4,957
    5,000  Island Finance, 5.62%, 8/13/98...........................      4,944
                                                                       --------
                                                                         66,594
                                                                       --------
 Food & Beverage (1.2%):
    5,000  Diageo, 5.53%, 7/6/98....................................      4,974
    6,000  Diageo, 5.48%, 7/6/98....................................      5,968
                                                                       --------
                                                                         10,942
                                                                       --------
 Food Products & Services (0.5%):
    5,000  Golden Peanut Co., 5.53%, 7/17/98........................      4,965
                                                                       --------
 Foreign Banking & Financial Services (17.6%):
    5,000  Bank of Montreal, 5.49%, 10/5/98.........................      4,905
    5,000  Bank of Nova Scotia, 5.57%, 9/1/98.......................      4,930
    5,000  Bank of Nova Scotia, 5.58%, 10/20/98.....................      4,892
    5,000  Bank of Scotland Treasury, 5.50%, 10/7/98................      4,904
    5,000  Bank of Montreal, 5.56%, 9/11/98.........................      4,922
    5,000  Bank of Montreal, 5.53%, 10/1/98.........................      4,908
    5,000  Banque Generale du Luxembourg, 5.58%, 7/17/98............      4,965
    2,000  Commonwealth Bank of Australia, 5.50%, 7/29/98...........      1,983
    5,000  Commonwealth Bank of Australia, 5.53%, 10/19/98..........      4,894
    5,000  Commonwealth Bank of Australia, 5.58%, 11/4/98...........      4,881
    5,000  Credit Suisse, 5.59%, 6/10/98............................      4,993
    5,000  Den Danske Bank, 5.57%, 7/22/98..........................      4,961
    5,000  Den Danske Bank, 5.51%, 8/20/98..........................      4,940
    5,000  Eksportfinans, 5.57%, 6/25/98............................      4,982
    5,000  Eksportfinans, 5.56%, 7/17/98............................      4,965
    5,000  Generale Bank, 5.50%, 9/16/98............................      4,919
    5,000  Generale Bank, 5.50%, 10/7/98............................      4,904
    5,000  Generale Bank, 5.58%, 11/4/98............................      4,881
    5,000  International Nederladen, 5.73%, 6/4/98..................      4,998
    5,000  International Nederladen, 5.58%, 7/13/98.................      4,968
    5,000  International Nederladen, 5.55%, 8/3/98..................      4,952
    5,000  Monsanto Co., 5.51%, 6/9/98..............................      4,994
    5,000  National Australian Funding, 5.58%, 8/3/98...............      4,952
    5,000  National Australian Funding, 5.57%, 10/26/98.............      4,888
    5,000  Nordbanken, 5.45%, 8/20/98...............................      4,940
    5,000  Nordbanken, 5.53%, 9/22/98...............................      4,914
    5,000  Svenska Handlesbanken, 5.39%, 7/15/98....................      4,967
    5,000  Svenska Handlesbanken, 5.61%, 7/29/98....................      4,955
    5,000  Svenska Handlesbanken, 5.59%, 8/20/98....................      4,939
    5,000  Toronoto Dominion, 5.57%, 6/30/98........................      4,978
    5,000  Westpac Capital Corp., 5.46%, 7/15/98....................      4,967
    5,000  Westpac Capital Corp., 5.51%, 9/1/98.....................      4,931
    5,000  Westpac Capital Corp., 5.53%, 10/19/98...................      4,894
                                                                       --------
                                                                        159,966
                                                                       --------
 Glass - Home & Auto (1.0%):
    4,000  Guardian Industries, 5.56%, 7/14/98......................      3,974
    5,000  Guardian Industries, 5.59%, 8/19/98......................      4,939
                                                                       --------
                                                                          8,913
                                                                       --------
 Housewares (0.6%):
    5,410  Rubbermaid, 5.58%, 8/27/98...............................      5,338
                                                                       --------
 Industrial Goods & Services (0.5%):
    5,000  Sherwin Williams, 5.57%, 6/8/98..........................      4,995
                                                                       --------
 Insurance (4.2%):
    4,300  Allianz of America Finance Corp., 5.57%, 7/8/98..........      4,276
    5,000  Allianz of America Finance Corp., 5.62%, 7/20/98.........      4,962
    4,000  Allianz of America Finance Corp., 5.61%, 8/4/98..........      3,961
    5,000  American General Finance Corp., 5.57%, 7/15/98...........      4,966

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Prime Obligations Fund
(Amounts in Thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 COMMERCIAL PAPER, CONTINUED:
 Insurance, continued:
  $ 5,000  Great Western Life, 5.61%, 7/23/98.......................   $  4,960
    5,615  International Nederladen Americas Co., 5.59%, 8/28/98....      5,540
    5,000  New York Life, 5.57%, 10/7/98............................      4,902
    5,000  SunAmerica Life Insurance Co., 5.58%, 6/30/98............      4,978
                                                                       --------
                                                                         38,545
                                                                       --------
 Metals & Mining (2.2%):
    5,000  Rio Tinto American, 5.45%, 8/7/98........................      4,950
    5,000  Rio Tinto American, 5.58%, 8/12/98.......................      4,945
    5,000  Rio Tinto American, 5.58%, 8/14/98.......................      4,943
    5,000  U.S. Borax, 5.60%, 7/29/98...............................      4,956
                                                                       --------
                                                                         19,794
                                                                       --------
 Oil & Exploration, Production & Services (3.3%):
    5,000  Baker Hughes, Inc., 5.58%, 7/7/98........................      4,973
    5,000  Pemex, 5.50%, 6/18/98....................................      4,987
    5,000  Pemex, 5.58%, 9/11/98....................................      4,922
    5,000  Statoil, 5.58%, 8/25/98..................................      4,935
    5,000  Statoil, 5.59%, 8/26/98..................................      4,934
    5,000  Statoil, 5.58%, 8/27/98..................................      4,934
                                                                       --------
                                                                         29,685
                                                                       --------
 Oil & Gas (2.3%):
    5,000  Burmah Castrol Oil, 5.50%, 10/6/98.......................      4,904
    5,000  Colonial Pipeline Co., 5.56%, 10/16/98...................      4,896
    8,000  Explorer Pipeline, 5.59%, 6/10/98........................      7,989
    3,000  Explorer Pipeline, 5.61%, 6/22/98........................      2,990
                                                                       --------
                                                                         20,779
                                                                       --------
 Pharmaceuticals (0.5%):
    5,000  American Home Products, 5.56%, 6/19/98...................      4,986
                                                                       --------
  Total Commercial Paper                                                731,638
                                                                       --------
 CORPORATE BONDS (5.5%):
 Banking (1.6%):
    5,000  Absit 97-CN, 5.66%*, 6/15/98.............................      5,000
    5,000  Comerica Bank, 5.64%*, 6/10/98...........................      5,000
    5,000  Comerica Bank, 5.70%*, 10/21/98..........................      4,999
                                                                       --------
                                                                         14,999
                                                                       --------
 Financial & Insurance (0.5%):
  $ 5,000  SMM Trust, 5.69%*, 12/16/98..............................      5,000
                                                                       --------
 Financial Services (3.4%):
   10,000  All State Funding, 5.72%*, 12/1/98.......................     10,000
    5,000  Bear Stearns, 5.66%*, 6/16/98............................      5,000
    5,000  Bear Stearns, 5.74%*, 11/12/98...........................      5,000
    5,000  Travelers Funding Agreement, 5.72%*, 8/17/98.............      5,000
    5,000  Travelers Funding Agreement, 5.74%*, 3/26/99.............      5,000
                                                                       --------
                                                                         30,000
                                                                       --------
  Total Corporate Bonds                                                  49,999
                                                                       --------
 U.S. GOVERNMENT AGENCIES (0.5%):
 Student Loan Marketing Assoc. (0.5%):
    5,000  5.35%*, 11/10/98.........................................      4,997
                                                                       --------
  Total U.S. Government Agencies                                          4,997
                                                                       --------
 REPURCHASE AGREEMENTS (13.9%):
   40,000  Greenwich Capital, 5.62%, 6/1/98, (Collateralized by
            $41,348, FNMA's, 6.00-6.50%, 3/1/13-1/1/28, market
            value--$40,802).........................................     40,000
   61,073  HSBC, 5.61%, 6/1/98, (Collateralized by $63,861, U.S.
            Treasury Bills, 0.00%, 11/5/98-11/19/98, market value--
            $62,298)................................................     61,073
   25,000  Morgan Stanley, 5.79%, 6/1/98, (Collateralized by
            $6,000, Vesta Capital, 0.00%, 1/15/27, market value--
            $6,480, by $100, CBM National City Bank, 0.00%,
            5/13/02, market value--$95, by $14,500, Lowen Group,
            0.00%, 4/15/01, market value--$14,203, by $5,000,
            Conseco Financial Trust, 0.00%, 4/15/01, market value--
            $5,335) ................................................     25,000
                                                                       --------
  Total Repurchase Agreements                                           126,073
                                                                       --------
  Total Investments
   (Cost $912,707)(a)--100.4%                                           912,707
  Liabilities in excess of other assets (0.4)%                           (3,439)
                                                                       --------
  Total Net Assets--100.0%                                             $909,268
                                                                       ========

-------
* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at May 31,1998.
(a) Cost for federal income tax and financial reporting purposes are the same.



See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
U.S. Government Obligations Fund
(Amounts in Thousands)

 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                           DESCRIPTION                           COST
 --------- ----------------------------------------------------------  ---------
 U.S. GOVERNMENT AGENCIES (57.3%):
 Federal Farm Credit Bank (4.2%):
  $ 5,000  5.90%, 6/2/98.............................................  $  5,000
    5,000  5.44%*, 7/1/98............................................     5,000
    5,000  5.75%, 9/11/98............................................     4,999
                                                                       --------
                                                                         14,999
                                                                       --------
 Federal Home Loan Bank (7.0%):
    5,000  5.39%, 8/26/98............................................     4,936
    5,000  5.69%, 9/24/98............................................     5,001
    5,000  5.63%*, 10/20/98..........................................     4,999
    5,000  5.43%, 10/21/98...........................................     4,894
    5,000  5.78%, 10/30/98...........................................     5,004
                                                                       --------
                                                                         24,834
                                                                       --------
 Federal Home Loan Mortgage Corp. (16.7%):
    4,560  5.65%, 6/5/98.............................................     4,557
    5,000  5.49%, 6/8/98.............................................     4,994
    5,000  5.48%, 6/12/98............................................     4,992
    5,000  5.49%, 6/17/98............................................     4,988
    5,000  5.51%, 6/30/98............................................     4,978
    5,000  5.35%, 7/6/98.............................................     4,974
    5,000  5.45%, 7/10/98............................................     4,971
    5,000  5.50%, 7/23/98............................................     4,961
    5,000  5.48%, 8/3/98.............................................     4,953
    5,000  5.48%, 8/6/98.............................................     4,951
    5,000  5.42%, 9/4/98.............................................     4,929
    5,000  5.41%, 10/6/98............................................     4,906
                                                                       --------
                                                                         59,154
                                                                       --------
 Federal National Mortgage Assoc. (23.8%):
    5,000  5.49%, 6/11/98............................................     4,992
    5,000  5.48%, 7/16/98............................................     4,966
    5,000  5.42%, 7/27/98............................................     4,958
   10,000  5.48%, 8/10/98............................................     9,897
    5,000  5.35%, 8/18/98............................................     4,943
    5,000  5.34%, 8/20/98............................................     4,941
   10,000  5.42%, 8/24/98............................................     9,875
    5,000  5.49%, 8/27/98...........................................      4,935
    5,000  5.41%, 8/28/98...........................................      4,935
    5,000  5.43%, 9/14/98...........................................      4,922
    5,000  5.45%, 9/24/98...........................................      4,914
    5,000  5.44%, 9/28/98...........................................      4,911
    5,000  5.41%, 10/13/98..........................................      4,901
    5,000  5.45%, 10/14/98..........................................      4,899
    5,000  5.54%*, 3/3/99...........................................      5,000
                                                                       --------
                                                                         83,989
                                                                       --------
 Student Loan Marketing Assoc. (5.6%):
    5,000  5.60%, 8/11/98...........................................      4,998
    5,000  5.64%*, 11/4/98..........................................      4,999
   10,000  5.35%*, 11/10/98.........................................      9,995
                                                                       --------
                                                                         19,992
                                                                       --------
  Total U.S. Government Agencies                                        202,968
                                                                       --------
 REPURCHASE AGREEMENTS (43.0%):
   40,000  Greenwich Capital, 5.62%, 6/1/98 (b).....................     40,000
   25,000  Greenwich Capital, 5.62%, 6/1/98 (b).....................     25,000
   67,562  HSBC, 5.61%, 6/1/98, (Collateralized by $44,010, U.S.
            Treasury Bill, 0.00%, 11/5/98, market value--$43,002, by
            $25,660, SLMA, 5.54%, 2/25/00, market value--$25,915)...     67,562
   20,000  Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $20,310, FNMA ARM, 6.11%, 11/1/27, market value--
            $20,513)................................................     20,000
                                                                       --------
  Total Repurchase Agreements                                           152,562
                                                                       --------
  Total Investments
   (Cost $355,530)(a)--100.3%                                           355,530
  Liabilities in excess of other assets (0.3)%                             (936)
                                                                       --------
  Total Net Assets--100.0%                                             $354,594
                                                                       ========

-------
* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rates, which will change periodically, are based upon bank prime rates or an index of the market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on May 31, 1998.
(a)  Cost for federal income tax and financial reporting purposes are the same.
(b)  Collateralized by $67,126, FNMA's, 6.00%-9.50%, 1/1/03-5/1/29, market value-$66,305.


See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Tax-Free Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 MUNICIPAL BONDS, NOTES, & COMMERCIAL PAPER (95.5%):
 Arizona (1.4%):
  $ 1,000  Phoenix, Highway User Revenue,
            6.90%, 7/1/04, Prerefunded 7/1/98 @102.................   $  1,022
    1,250  Pima County, 6.10%, 7/1/98..............................      1,253
                                                                      --------
                                                                         2,275
                                                                      --------
 Colorado (5.3%):
    1,000  Denver City & County, Refunding Bonds, 5.60%, 8/1/98....      1,003
    2,900  Platte River, 3.45%, 6/10/98............................      2,900
    4,600  Platte River, 3.40%, 7/8/98.............................      4,600
                                                                      --------
                                                                         8,503
                                                                      --------
 Georgia (5.2%):
    2,315  Cobb County School District,
            3.70%, 2/1/99..........................................      2,334
    1,100  Hapeville, Development Authority, IDR, 3.95%*, 11/1/15..      1,100
    3,585  Municipal Gas Authority, Natural Gas Revenue, Southern
            Portfolio I Project, 3.75%*, 7/19/98...................      3,585
    1,285  Private Colleges & Universities Authority, 5.00%,
            11/1/98................................................      1,293
                                                                      --------
                                                                         8,312
                                                                      --------
 Illinois (1.3%):
    2,000  Health Facilities Authority Advocate, Health Care,
            Series B, 4.05%*, 8/15/22..............................      2,000
                                                                      --------
 Kansas (6.3%):
    5,000  Burlington, Kansas City Power & Light, Series A, 3.75%,
            8/12/98, LOC: Tornoto Dominion.........................      5,000
    2,000  Burlington, Series 87B, 3.60%, 6/11/98..................      2,000
    3,000  State, Series 94B, 3.75%*, 9/1/14, Prerefunded 6/3/98
            @100...................................................      3,000
                                                                      --------
                                                                        10,000
                                                                      --------
 Kentucky (3.9%):
    6,200  Lexington-Fayette, Urban County Airport, AMT, 3.90%*,
            4/1/24**...............................................      6,200
                                                                      --------
 Louisiana (3.0%):
    1,300  De Soto Parish, PCR, Central Louisana Electric Co.,
            Refunding Bonds, Series A, 3.85%*, 7/1/18**............      1,300
    2,000  East Baton Rouge, 3.85%, 10/1/27**......................      2,001
    1,400  Public Facilities Authority, Series 1985, IDR, 3.95%*,
            12/1/15................................................      1,400
                                                                      --------
                                                                         4,701
                                                                      --------
 Maryland (1.9%):
  $ 3,000  Montgomery County, 3.70%, 7/8/98, LOC: Union Bank of
            Switzerland............................................      3,000
                                                                      --------
 Michigan (12.5%):
    1,700  Delta County, Economic Development Corp., Environmental
            Improvement Revenue Bonds, (Mead Escanaba Paper),
            Series F, 4.00%*, 12/1/13..............................      1,700
    1,000  Delta County, Economic Development Corp., Environmental
            Improvement Revenue Bonds, (Mead Escanaba Paper),
            Series E, 4.00%*, 12/1/23..............................      1,000
      700  Delta County, Economic Development Corp., AMT,
            Environmental Improvement Revenue Bond,
            4.00%*, 12/1/23........................................        700
    2,000  Detroit Water Revenue Bond, 7.88%, 7/1/19, Prerefunded
            7/1/98 @102............................................      2,047
    3,900  Housing Development Authority,
            3.80%*, 10/1/07**......................................      3,900
    2,000  Municipal Bond Authority, 4.50%, 7/2/98.................      2,001
      900  Royal Oak Michigan Hospital Finance Authority, Revenue
            Bond, Series L, 4.00%*, 6/1/98, Callable Daily @100,
            LOC: Bank of America...................................        900
    2,500  Royal Oak, Hospital Financial Authority, William
            Beaumont Hospital, Series C, 7.38%, 1/1/20**...........      2,599
      600  Strategic Fund, 3.85%*, 9/1/30, LOC: Barclays PLC.......        600
      500  University Of Michigan Hospital, Revenue Bond, Series A,
            4.00%*, 12/1/27........................................        500
    3,000  University Of Michigan Hospital, Revenue Bond, Series A-
            2, 4.00%*, 12/1/24.....................................      3,000
      100  University of Michigan, Hospital Revenue, Series A,
            3.90%*, 12/1/27........................................        100
    1,000  Wayne Charter County, Airport Revenue, AMT, 3.85%*,
            12/1/16**..............................................      1,000
                                                                      --------
                                                                        20,047
                                                                      --------
 Minnesota (0.6%):
    1,000  State, Refunding Bonds, 6.60%, 8/1/99, Prerefunded
            8/1/98 @100............................................      1,005
                                                                      --------
 North Carolina (3.8%):
    6,000  Eastern Municipal Power Authority, 3.80%, 6/8/98........      6,000
                                                                      --------
 Oklahoma (0.8%):
    1,200  Muskogee, PCR, Oklahoma Gas & Electric Co., Series A,
            4.00%*, 1/1/25.........................................      1,200
                                                                      --------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Tax-Free Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                         SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                           COST
 --------- --------------------------------------------------------   ---------
 MUNICIPAL BONDS, NOTES, & COMMERCIAL PAPER, CONTINUED:
 Oregon (1.3%):
  $ 2,000  State Housing & Community Service, Series C, 3.75%,
            5/13/99................................................   $  2,000
                                                                      --------
 Pennsylvania (10.2%):
    2,500  Allegheny County, IDR, 3.65%*, 12/16/98.................      2,500
    1,000  College Township, IDR, 3.85%*, 11/1/11..................      1,000
    2,900  Higher Educational Facilities Authority, Carnegie
            Mellon, 4.00%*, 11/1/25, LOC: 50% Union Bank of
            Switzerland, 50% Morgan Guaranty Trust.................      2,900
    5,000  Montgomery County, Series 1994-A, 3.65%, 8/26/98, LOC:
            Deutsch................................................      5,000
    1,900  Philadelphia Hospitals & Higher Education Facilities
            Authority Revenue, 4.00%*, 3/1/27, Children's Hospital
            of Philadelphia Project, LOC: Morgan Guaranty Trust....      1,900
    3,000  Washington County Higher Education, Pooled Equipment
            Lease Revenue, 3.85%*, 11/1/05.........................      3,000
                                                                      --------
                                                                        16,300
                                                                      --------
 Tennessee (4.1%):
    3,500  State School Bond Authority, Series A, 3.70%, 8/18/98,
            LOC: Union Bank of Switzerland.........................      3,500
    3,000  Tennessee Schools, 3.45%, 6/15/98.......................      3,000
                                                                      --------
                                                                         6,500
                                                                      --------
 Texas (13.2%):
    3,600  Harris County, Health Facilities Authority, Methodist
            Hospital, 3.85%*, 12/1/25..............................      3,600
    4,000  Houston, Series A, 3.85%, 6/10/98, LOC: Toronto
            Dominion...............................................      4,000
    2,000  Houston, Series B, 3.70%, 7/22/98, LOC: Union Bank of
            Switzerland............................................      2,000
    2,600  Revenue Bond, 3.20%*, 6/1/98, Sewer Improvements........      2,600
    1,000  San Antonio, 3.70%, 7/9/98, LOC: Texas Commerce.........      1,000
    5,000  San Antonio, Electric & Gas,
            3.75%, 8/19/98.........................................      5,000
    2,000  San Antonio, Electric & Gas, 3.70%, 8/25/98.............      2,000
    1,000  Texas Tax and Revenue Anticipation Notes, 1997 Series A,
            4.75%, 8/31/98.........................................      1,002
                                                                      --------
                                                                        21,202
                                                                      --------
 Utah (3.6%):
    3,500  Salt Lake County, PCR, Service Station Holding Project,
            Series B, 3.80%*, 8/1/07...............................      3,500
    2,200  State Recreational Facilities Improvement, 5.00%,
            7/1/98.................................................      2,202
                                                                      --------
                                                                         5,702
                                                                      --------
 Virginia (2.5%):
    2,000  Alexandria Industrial Development Authority, AMT,
            3.95%*, 12/1/16........................................      2,000
    1,000  Chesapeake, Water & Sewer System Revenue Bond, 6.50%,
            12/1/20, Prerefunded 12/1/98 @102......................      1,015
    1,000  Virginia State, Refunding Bonds,
            5.50%, 12/1/98.........................................      1,015
                                                                      --------
                                                                         4,030
                                                                      --------
 Washington (5.7%):
    6,000  King County, 3.75%, 7/17/98.............................      6,000
    3,000  King County, Sewer System,
            3.75%, 7/23/98.........................................      3,000
                                                                      --------
                                                                         9,000
                                                                      --------
 Wisconsin (0.9%):
    1,400  Milwaukee, Revenue Bond,
            4.25%, 8/27/98.........................................      1,402
                                                                      --------
 Wyoming (8.0%):
    2,400  Converse County, PCR, Pacificorp Projects, 4.90%*,
            11/1/24................................................      2,400
    2,000  Lincoln County, 3.65%, 7/20/98, LOC: Union Bank of
            Switzerland............................................      2,000
    4,000  Lincoln County, 3.65%, 7/20/98, LOC: Union Bank of
            Switzerland............................................      4,000
    2,000  Lincoln County, 3.70%, 7/21/98, LOC: Union Bank of
            Switzerland............................................      2,000
    2,300  Lincoln County, PCR, Exxon Project-A, 4.05%*, 11/1/14...      2,300
                                                                      --------
                                                                        12,700
                                                                      --------
  Total Municipal Bonds, Notes, & Commercial Paper                     152,079
                                                                      --------


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Tax-Free Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                           AMORTIZED
  AMOUNT                          DESCRIPTION                            COST
 --------- ---------------------------------------------------------   ---------
 INVESTMENT COMPANIES (4.1%):
 6,516,767 Municipal Cash Mutual Fund...............................   $  6,517
    11,377 PIMCO Municipal Fund.....................................         11
                                                                       --------
  Total Investment Companies.........................................     6,528
                                                                       --------
  Total Investments
   (Cost $158,607)(a)--99.6%.........................................   158,607
  Other assets in excess of liabilities--0.4%........................       561
                                                                       --------
  Total Net Assets--100.0%...........................................  $159,168
                                                                       ========

-------
* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at May 31, 1998.
** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods of less than one year.
(a) Cost for federal income tax and financial reporting purposes are the same.
AMT--Alternative Minimum Tax
IDR--Industrial Development Revenue
LOC--Letter of Credit
PCR--Pollution Control Revenue


See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Treasury Fund
(Amounts in Thousands)

 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------
 U.S. TREASURY NOTES (15.6%):
 $ 10,000  6.25%, 6/30/98...........................................   $ 10,005
    7,500  6.25%, 7/31/98...........................................      7,507
   15,000  6.13%, 8/31/98...........................................     15,022
   12,500  6.00%, 9/30/98...........................................     12,520
   12,500  5.63%, 11/30/98..........................................     12,508
    5,000  5.75%, 12/31/98..........................................      5,009
   10,000  6.38%, 1/15/99...........................................     10,050
    5,000  5.88%, 3/31/99...........................................      5,015
    5,000  6.25%, 3/31/99...........................................      5,028
    5,000  6.38%, 4/30/99...........................................      5,035
                                                                       --------
  Total U.S. Treasury Notes                                              87,699
                                                                       --------
 REPURCHASE AGREEMENTS (84.5%):
   28,000  Bank of America Securities, 5.54%, 6/1/98,
            (Collateralized by $25,730, U.S. Treasury Note, 7.00%,
            7/15/06, market value--$28,560).........................     28,000
   28,000  Dresdner Securities, 5.50%, 6/1/98, (Collateralized by
            $27,199, U.S. Treasury Note, 6.00%, 6/30/99, market
            value--$28,000).........................................     28,000
   10,000  Goldman Sachs, 5.43%, 6/2/98 (b).........................     10,000
   10,000  Goldman Sachs, 5.43%, 6/16/98 (b)........................     10,000
  140,000  Greenwich Capital, 5.56%, 6/1/98, (Collateralized by
            $141,288, U.S. Treasury Notes, 4.75-6.00%, 8/31/98-
            9/30/99,
            market value--$142,802).................................    140,000
   28,000  HSBC, 5.56%, 6/1/98, (Collateralized by $27,626, U.S.
            Treasury Notes, 3.38%-6.25%, 5/31/98-1/15/08, market
            value--$28,564).........................................     28,000
   28,000  J.P. Morgan Securities, Inc., 5.54%, 6/1/98,
            (Collateralized by $27,595, U.S. Treasury Note, 6.25%,
            2/28/02, market value--$28,561).........................     28,000
   10,000  Morgan Stanley, 5.45%, 6/22/98, (Collateralized by
            $9,845, U.S. Treasury Note, 6.50%, 8/31/01, market
            value--$10,053).........................................     10,000
  140,000  Nomura Securities, 5.57%, 6/1/98, (Collateralized by
            $450,016, U.S. Treasury Note Strips, 0.00%, 8/15/14-
            5/15/20,
            market value--$140,000).................................    140,000
   24,666  Prudential Securities, 5.50%, 6/1/98, (Collateralized by
            $24,790, U.S. Treasury Note, 5.88%, 2/28/99, market
            value--$25,614).........................................     24,666
   28,000  Union Bank of Switzerland, 5.54%, 6/1/98,
            (Collateralized by $20,962, U.S. Treasury Note, 11.75%,
            2/15/10, market value--$28,561).........................     28,000
                                                                       --------
  Total Repurchase Agreements                                           474,666
                                                                       --------
  Total Investments (Cost $562,365)(a)--100.1%                          562,365
  Liabilities in excess of other assets (0.1)%                             (573)
                                                                       --------
  Total Net Assets--100.0%                                             $561,792
                                                                       ========

-------
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Collateralized by $12,734, U.S. Treasury Bond, 13.25%, 5/15/14, market value--$20,000.



See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Small Capitalization Fund
(Amounts in Thousands, except Shares)
Continued

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 COMMON STOCKS (90.9%):
 Advertising (1.8%):
  428,125  HA-LO Industries, Inc.(b).................................   $ 13,245
                                                                        --------
 Business Services (18.0%):
  205,300  Applied Graphics Technologies, Inc.(b)....................      9,906
  645,750  Concord EFS, Inc.(b)......................................     20,584
  277,100  Envoy Corp.(b)............................................     12,158
  244,900  Hagler Bailly, Inc.(b)....................................      6,735
  370,650  International Telecommunications Data Systems, Inc.(b)....      9,127
  246,300  Iron Mountain, Inc.(b)....................................     10,229
  121,500  Metzler Group, Inc.(b)....................................      3,394
  298,550  NCO Group, Inc.(b)........................................      6,661
  212,500  NOVA Corp (Georgia)(b)....................................      6,999
  422,700  Novacare Employee Services(b).............................      3,699
  624,500  Renaissance Worldwide, Inc.(b)............................     11,748
  232,300  SOS Staffing Services, Inc.(b)............................      4,530
  482,850  Staff Leasing, Inc.(b)....................................     13,761
  502,600  Technology Solutions Co.(b)...............................     15,172
                                                                        --------
                                                                         134,703
                                                                        --------
 Computer Hardware (1.1%):
  341,250  Apex PC Solutions, Inc.(b)................................      8,574
                                                                        --------
 Computer Services (0.8%):
  161,400  Quickresponse Services(b).................................      5,725
                                                                        --------
 Computer Software & Peripherals (13.3%):
  343,300  Aspen Technologies, Inc.(b)...............................     15,288
  376,700  Axent Technologies, Inc.(b)...............................      9,276
  346,050  Deltek Systems, Inc.(b)...................................      7,310
  348,700  JDA Software Group, Inc.(b)...............................     15,746
  490,000  Pegasystems, Inc.(b)......................................     10,612
  415,000  VERITAS Software Corp.(b).................................     16,743
  512,900  Visio Corp.(b)............................................     24,042
                                                                        --------
                                                                          99,017
                                                                        --------
 Correctional Facilities (1.9%):
  518,200  Wackenhut Corrections Corp.(b)............................     12,566
  235,500  Youth Services International, Inc.(b).....................      1,693
                                                                        --------
                                                                          14,259
                                                                        --------
 Financial Services (7.2%):
  170,600  DVI, Inc.(b)..............................................      3,636
  558,100  Franchise Mortgage Acceptance Co.(b)......................     12,278
  567,580  Imperial Credit Industries, Inc.(b).......................     11,990
  242,950  Metris Cos., Inc. ........................................     13,909
  444,700  Sirrom Capital Corp. .....................................     11,840
                                                                        --------
                                                                          53,653
                                                                        --------

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 Funeral Services (1.1%):
  347,500  Equity Corp. International(b).............................   $  8,253
                                                                        --------
 Health Care - Services (14.0%):
  236,000  Advanced Health Corp.(b)..................................      2,950
  666,000  American Oncology Resources, Inc.(b)......................      8,492
  202,600  Boron, Lepore & Assoc., Inc.(b)...........................      5,977
  323,050  Capital Senior Living Corp.(b)............................      4,179
  282,400  Carematrix Corp.(b).......................................      6,531
  183,550  Concentra Managed Care, Inc.(b)...........................      4,290
  119,800  Healthcare Financial Partners, Inc.(b)....................      5,885
  250,750  Medquist, Inc.(b).........................................     11,002
  464,800  NCS HealthCare, Inc., Class A(b)..........................     13,421
  798,300  Orthodontic Centers of America, Inc.(b)...................     16,913
  464,800  Parexel International Corp.(b)............................     13,944
  384,800  Serologicals Corp.(b).....................................     11,352
                                                                        --------
                                                                         104,936
                                                                        --------
 Insurance (0.1%):
   22,700  Annuity and Life Re(b)....................................        518
                                                                        --------
 Manufactured Housing (0.5%):
  189,350  Modtech, Inc.(b)..........................................      3,716
                                                                        --------
 Medical Equipment & Supplies (1.5%):
   92,400  Cryolife, Inc.(b).........................................      1,525
  206,600  Molecular Devices Corp.(b)................................      3,125
  135,700  Sabratek Corp.(b).........................................      3,562
  180,200  Schick Technologies, Inc.(b)..............................      3,322
                                                                        --------
                                                                          11,534
                                                                        --------
 Oilfield Services & Equipment (2.6%):
  669,600  IRI International Corp.(b)................................      8,663
  295,100  Key Energy Group, Inc.(b).................................      4,851
  345,400  Omni Energy Services,(b)..................................      6,001
                                                                        --------
                                                                          19,515
                                                                        --------
 Pharmaceuticals (3.2%):
  425,200  Dura Pharmaceuticals, Inc.(b).............................     11,082
  414,525  Jones Pharma Incorporation................................     12,746
                                                                        --------
                                                                          23,828
                                                                        --------
 Printing & Publishing (1.6%):
  232,450  Consolidated Graphics, Inc.(b)............................     11,899
                                                                        --------
 Records Management (0.4%):
   80,100  Lason, Inc.(b)............................................      3,254
                                                                        --------
 Rental Equipment Furniture (3.0%):
  432,600  Rental Service Corp.(b)...................................     11,220
  411,700  Renter's Choice, Inc.(b)..................................     10,962
                                                                        --------
                                                                          22,182
                                                                        --------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Small Capitalization Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 Resorts & Entertainment (3.5%):
  296,250  Family Golf Centers, Inc.(b)..............................   $  7,777
  608,150  Signature Resorts, Inc.(b)................................      9,426
  414,300  Vistana, Inc.(b)..........................................      8,804
                                                                        --------
                                                                          26,007
                                                                        --------
 Restaurants (2.4%):
  418,000  Landry's Seafood Restaurants(b)...........................      9,470
  420,000  The Cheesecake Factory(b).................................      8,479
                                                                        --------
                                                                          17,949
                                                                        --------
 Retail Stores (3.3%):
  265,450  Insight Enterprises(b)....................................      8,295
  227,500  Party City Corp.(b).......................................      6,683
  224,900  The Men's Warehouse, Inc.(b)..............................      9,586
                                                                        --------
                                                                          24,564
                                                                        --------
 Services (1.3%):
  250,000  American Disposal Services(b).............................      9,789
                                                                        --------
 Technology (2.1%):
  204,600  Sanmina Corp.(b)..........................................     15,933
                                                                        --------
 Telecommunications - Services & Equipment (3.1%):
  303,450  Pacific Gateway Exchange, Inc.(b).........................     12,934
  381,800  SmarTalk Teleservices, Inc.(b)............................      7,016
  223,700  USN Communications, Inc.(b)...............................      2,908
                                                                        --------
                                                                          22,858
                                                                        --------
 Transportation & Shipping (1.0%):
  231,400  Eagle USA Airfreight, Inc.(b).............................      7,535
                                                                        --------
 Wholesale Distribution (2.1%):
  997,424  Brightpoint, Inc.(b)......................................     15,772
                                                                        --------
  Total Common Stocks                                                    679,218
                                                                        --------

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 FOREIGN COMMON STOCKS (3.0%):
 Canada (0.7%):
 Computer Software (0.7%):
  376,500  Discreet Logic, Inc.(b)..................................   $  5,271
                                                                       --------
 Israel (2.3%):
 Computer Hardware (1.1%):
  228,400  Nice Systems Ltd.(b).....................................      8,337
                                                                       --------
 Computer Software (0.4%):
  144,100  MEMCO Software, Inc.(b)..................................      3,206
                                                                       --------
 Medical Equipment & Supplies (0.7%):
  188,300  ESC Medical Systems Ltd.(b)..............................      5,249
                                                                       --------
                                                                         16,792
                                                                       --------
  Total Foreign Common Stocks                                            22,063
                                                                       --------
 REPURCHASE AGREEMENTS (3.1%):
  $23,533  Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $24,138, FNMA ARM, 6.21%, 6/1/32, market value--
            $24,138)................................................     23,533
                                                                       --------
  Total Repurchase Agreements                                            23,533
                                                                       --------
  Total Investments (Cost $577,932)(a)--97.0%                           724,814
  Other assets in excess of liabilities 3.0%                             22,315
                                                                       --------
  Total Net Assets--100.0%                                             $747,129
                                                                       ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $17. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..................................... $182,398
          Unrealized depreciation.....................................  (35,533)
                                                                       --------
          Net unrealized appreciation................................. $146,865
                                                                       ========

(b)  Represents non-income producing securities.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Mid Capitalization Fund
(Amounts in Thousands, except Shares)
Continued

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                            VALUE
 --------- ---------------------------------------------------------   ---------

 COMMON STOCKS (96.8%):
 Apparel/Shoes (1.1%):
  153,300  Brylane, Inc.(b).........................................   $   7,282
                                                                       ---------
 Broadcasting & Publishing (6.2%):
  579,700  CanWest Global Communications Corp. .....................      10,217
  404,000  Chancellor Media Corp.(b)(c).............................      16,892
  128,600  Clear Channel Communications, Inc.(b)(c).................      12,330
                                                                       ---------
                                                                          39,439
                                                                       ---------
 Building Products (1.1%):
  259,100  Royal Group Technologies Ltd.(b)(c)......................       6,980
                                                                       ---------
 Business Services (7.4%):
  269,600  BA Merchant Services, Inc.(b)............................       4,870
  232,500  Cintas Corp..............................................      10,622
  470,812  Paychex, Inc.............................................      16,949
  421,400  SunGard Data Systems, Inc.(b)(c).........................      14,380
                                                                       ---------
                                                                          46,821
                                                                       ---------
 Commercial Services (0.9%):
  134,300  Central Parking Corp.(c).................................       6,018
                                                                       ---------
 Computer Software & Peripherals (12.3%):
  287,600  BMC Software, Inc.(b)(c).................................      13,248
  385,700  Cadence Design Systems, Inc.(b)(c).......................      13,595
  257,900  Cambridge Technology Partners, Inc.(b)...................      12,935
  234,600  CBT Group PLC(b)(c)......................................      11,671
  260,000  Parametric Technology Corp.(b)(c)........................       7,971
  267,900  PeopleSoft, Inc.(b)(c)...................................      11,704
  163,350  VERITAS Software Corp.(b)................................       6,590
                                                                       ---------
                                                                          77,714
                                                                       ---------
 Consumer Goods & Services (1.0%):
  197,000  U.S. Rentals, Inc.(b)....................................       6,390
                                                                       ---------
 Correctional Facilities (0.5%):
  137,000  Corrections Corp. of America(b)..........................       3,117
                                                                       ---------
 Data Processing & Reproduction (3.3%):
  276,700  Fiserv, Inc.(b)..........................................      16,316
  112,800  Sterling Commerce, Inc.(b)(c)............................       4,477
                                                                       ---------
                                                                          20,793
                                                                       ---------
 Educational Services (2.4%):
  162,150  Apollo Group, Inc.(b)(c).................................       5,179
  332,475  Sylvan Learning Systems, Inc.(b).........................      10,140
                                                                       ---------
                                                                          15,319
                                                                       ---------
 Electrical & Electronic (2.0%):
  256,800  Analog Devices, Inc.(b)(c)...............................       6,340
  243,260  Molex, Inc...............................................       6,340
                                                                       ---------
                                                                          12,680
                                                                       ---------
 COMMON STOCKS, CONTINUED:
 Financial Services (5.8%):
   73,100  CMAC Investment Corp.....................................   $   4,423
  255,150  Concord EFS, Inc.(b).....................................       8,133
  258,200  Finova Group, Inc........................................      14,281
  226,200  Nationwide Financial Services............................       9,826
                                                                       ---------
                                                                          36,663
                                                                       ---------
 Funeral Services (4.7%):
  484,400  Service Corp. International..............................      19,800
  375,100  Stewart Enterprises......................................      10,128
                                                                       ---------
                                                                          29,928
                                                                       ---------
 Health & Personal Care (0.8%):
  195,400  Alberto-Culver Co.(c)....................................       5,276
                                                                       ---------
 Health Care - Services (5.4%):
  146,800  Health Care & Retirement Corp.(b)........................       5,679
  661,687  Health Management Associates, Inc.(b)(c).................      19,726
  185,000  Quintiles Transnational Corp.(b)(c)......................       8,996
                                                                       ---------
                                                                          34,401
                                                                       ---------
 Hotels & Lodging (1.2%):
  257,500  Capstar Hotel(b)(c)......................................       7,532
                                                                       ---------
 Insurance (2.8%):
  367,800  SunAmerica, Inc.(c)......................................      17,884
                                                                       ---------
 Manufacturing - Consumer Goods (2.3%):
  300,200  Newell Co................................................      14,485
                                                                       ---------
 Medical Equipment & Supplies (5.3%):
  142,000  Guidant Corp.............................................       9,150
  210,600  Henry Schein, Inc.(b)....................................       8,108
  470,700  Omnicare, Inc.(c)........................................      16,504
                                                                       ---------
                                                                          33,762
                                                                       ---------
 Medical - Hospital Services (1.0%):
  214,000  Total Renal Care Holdings, Inc.(b)(c)....................       6,567
                                                                       ---------
 Oilfield Services & Equipment (3.7%):
   93,200  Camco International, Inc.(c).............................       6,501
  137,400  Cooper Cameron Corp.(b)..................................       8,175
  480,400  Newpark Resources, Inc.(b)...............................       8,737
                                                                       ---------
                                                                          23,413
                                                                       ---------
 Pharmaceuticals (2.0%):
  119,500  Biovail Corp. International(b)(c)........................       4,056
  192,500  Dura Pharmaceuticals, Inc.(b)(c).........................       5,017
  123,300  Jones Pharma Incorporation(c)............................       3,791
                                                                       ---------
                                                                          12,864
                                                                       ---------
 Resorts & Entertainment (2.1%):
  132,700  Royal Caribbean Cruises Ltd.(c)..........................       9,247
  253,800  Signature Resorts, Inc.(b)(c)............................       3,934
                                                                       ---------
                                                                          13,181
                                                                       ---------

-------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

-------------------------------------------------------------------------------
The Parkstone Group of Funds                                       May 31, 1998
Mid Capitalization Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

 SHARES OR
 PRINCIPAL                          SECURITY                           MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ---------
 COMMON STOCKS, CONTINUED:
 Retail Stores (6.7%):
  284,843  Consolidated Stores Corp.(b)(c).........................   $  10,877
  222,187  Dollar General Corp.(c).................................       8,471
  184,400  Linens 'n Things, Inc.(b)...............................       5,924
  452,200  MSC Industrial Direct Co., Inc.(b)......................      12,069
  179,200  Office Depot, Inc.(b)(c)................................       5,286
                                                                      ---------
                                                                         42,627
                                                                      ---------
 Savings & Loans Thrift (1.4%):
  355,600  Ocwen Financial Services Corp.(b).......................       8,668
                                                                      ---------
 Semiconductors (0.9%):
  221,600  Vitesse Semiconductor Corp.(b)..........................       5,679
                                                                      ---------
 Technology (1.9%):
   60,000  Sanmina Corp.(b)(c).....................................       4,673
  138,600  Uniphase Corp.(b)(c)....................................       7,068
                                                                      ---------
                                                                         11,741
                                                                      ---------
 Technology - Software (1.8%):
  238,950  Visio Corp.(b)..........................................      11,201
                                                                      ---------
 Telecommunications - Services & Equipment (4.2%):
  181,000  Electric Lightwave(b)...................................       2,466
  156,100  McLeod USA, Inc.(b).....................................       6,478
  194,500  MRV Communications(b)(c)................................       4,522
  205,800  Qwest Communications International, Inc.(b)(c)..........       6,804
  457,500  West TeleServices Corp.(b)..............................       6,291
                                                                      ---------
                                                                         26,561
                                                                      ---------
 Transportation & Shipping (1.2%):
  179,100  Kansas City Southern Industries, Inc. ..................       7,589
                                                                      ---------
 Wholesale Distribution (1.7%):
  335,200  Brightpoint, Inc.(b)(c).................................       5,300
  214,300  Richfood Holdings, Inc..................................       5,237
                                                                      ---------
                                                                         10,537
                                                                      ---------
 COMMON STOCKS, CONTINUED:
 Wholesale Distribution - Pharmaceuticals (1.7%):
            121,375 Cardinal Health, Inc.(c).......................   $  10,818
                                                                      ---------
  Total Common Stocks                                                   613,930
                                                                      ---------
 REPURCHASE AGREEMENTS (2.2%):
  $          14,269 Prudential Securities, 5.60%, 6/1/98,
                     (Collateralized by $14,344, FNMA ARM,
                     6.64%, 12/1/27, market value--$14,631)........      14,269
                                                                      ---------
  Total Repurchase Agreements                                            14,269
                                                                      ---------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (32.4%):
 Commercial Paper (9.8%):
             17,310 KZH Holding Corp., 5.13%, 6/29/98..............      17,220
             30,000 McKesson Corp..................................      29,985
             15,000 Nomura Holdings America, 5.71%, 6/11/98........      14,887
                                                                      ---------
                                                                         62,092
                                                                      ---------
 Floating Rate Note (15.0%):
             20,000 Bankers Trust New York, 5.64%*, 9/11/98........      19,991
             20,000 Chrylser Financial Corp, 5.64%*,
                     2/10/99.......................................      20,003
             15,000 Household, 5.66%*, 1/15/99.....................      15,000
             15,000 Merrill Lynch & Co., 5.75%* 8/11/98 ...........      14,997
             25,000 Sigma Finance Inc., 5.69%*, 9/9/98.............      25,001
                                                                      ---------
                                                                         94,992
                                                                      ---------
 Repurchase Agreements (7.6%):
             48,446 PaineWebber, 5.68%, 6/1/98, (See
                     Significant Accounting Policies,
                     Lending Portfolio Securities in the
                     Notes to Financial Statements for
                     collateral description).......................      48,446
                                                                      ---------
  Total Short Term Securities Purchased with Collateral                 205,530
                                                                      ---------
  Total Investments (Cost $638,711)(a)--131.4%                          833,729
  Liabilities in excess of other assets (31.4)%                        (199,458)
                                                                      ---------
  Total Net Assets--100.0%                                            $ 634,271
                                                                      =========

-------
* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at May 31, 1998.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $5. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..................................   $ 217,327
          Unrealized depreciation..................................     (22,314)
                                                                      ---------
          Net unrealized appreciation..............................   $ 195,013
                                                                      =========

(b) Represents non-income producing securities.
(c) All or part of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Large Capitalization Fund
(Amounts in Thousands, except Shares)
Continued

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                            VALUE
 --------- ---------------------------------------------------------   ---------

 COMMON STOCKS (98.4%):
 Banking (1.4%):
   78,100  State Street Corp.(c)....................................   $   5,384
                                                                       ---------
 Broadcasting/Cable (0.2%):
    9,500  Clear Channel Communications, Inc.(b)(c).................         911
                                                                       ---------
 Business Services (1.1%):
   67,100  Automatic Data Processing, Inc...........................       4,269
                                                                       ---------
 Chemicals (1.5%):
  102,300  Monsanto Co..............................................       5,665
                                                                       ---------
 Computer Hardware (1.8%):
   87,800  EMC Corp.(b).............................................       3,639
   85,600  Sun Microsystems, Inc.(b)(c).............................       3,429
                                                                       ---------
                                                                           7,068
                                                                       ---------
 Computer Software & Peripherals (12.5%):
   78,400  America Online, Inc.(b)(c)...............................       6,532
  105,400  BMC Software, Inc.(b)(c).................................       4,855
  102,600  Cadence Design Systems, Inc.(b)(c).......................       3,617
  163,650  Cisco Systems, Inc.(b)(c)................................      12,374
   32,300  HBO & Company............................................       1,864
  119,600  Microsoft, Inc.(b).......................................      10,144
  109,000  Parametric Technology Corp.(b)(c)........................       3,342
  139,600  PeopleSoft, Inc.(b)(c)...................................       6,099
                                                                       ---------
                                                                          48,827
                                                                       ---------
 Consumer Goods & Services (4.2%):
   57,064  Cendant Corp.(b).........................................       1,238
   71,800  Clorox Co................................................       5,995
  108,200  Procter & Gamble Co.(c)..................................       9,082
                                                                       ---------
                                                                          16,315
                                                                       ---------
 Cosmetics/Personal Care (1.0%):
   32,600  Gillette Co..............................................       3,818
                                                                       ---------
 Diversified Operations (3.2%):
  125,600  Cognizant Corp. .........................................       6,689
  107,800  Tyco International Ltd. .................................       5,969
                                                                       ---------
                                                                          12,658
                                                                       ---------
 Electrical & Electronic (4.3%):
   69,400  Applied Materials, Inc.(b)(c)............................       2,221
   94,500  Emerson Electric Co. ....................................       5,741
  103,900  General Electric Co......................................       8,662
                                                                       ---------
                                                                          16,624
                                                                       ---------
 Environmental Services (1.5%):
  120,000  USA Waste Services, Inc. (b)(c)..........................       5,663
                                                                       ---------

 COMMON STOCKS, CONTINUED:
 Financial Services (10.3%):
   88,200  American Express Co. ....................................   $   9,051
   99,700  Associates First Capital Corp............................       7,459
  123,200  Federal Home Loan Mortgage Corp. ........................       5,606
   46,500  Household International, Inc.(c).........................       6,292
  241,275  MBNA Corp.(c)............................................       7,645
   86,800  Newcourt Credit Group, Inc. .............................       4,264
                                                                       ---------
                                                                          40,317
                                                                       ---------
 Food & Beverage (1.4%):
   71,300  The Coca-Cola Co.........................................       5,588
                                                                       ---------
 Food Products & Services (3.3%):
  105,400  Bestfoods................................................       5,949
  186,600  Safeway, Inc.(b)(c)......................................       6,799
                                                                       ---------
                                                                          12,748
                                                                       ---------
 Funeral Services (1.5%):
  141,500  Service Corp. International..............................       5,784
                                                                       ---------
 Health Care - Services (1.0%):
  138,900  HEALTHSOUTH Corp.(b)(c)..................................       3,941
                                                                       ---------
 Hotels & Lodging (1.5%):
  152,600  Marriott International, Inc. Class A(c)..................       5,303
   19,075  Sedexho Marriott Services................................         542
                                                                       ---------
                                                                           5,845
                                                                       ---------
 Industrial Goods & Services (1.4%):
   59,800  United Technologies Corp.................................       5,621
                                                                       ---------
 Insurance (8.2%):
   76,000  American International Group, Inc. ......................       9,411
   97,100  Conseco, Inc.(c).........................................       4,527
   88,100  Marsh & McLennan Cos., Inc...............................       7,714
  110,800  MGIC Investment Corp.(c).................................       6,641
   80,250  SunAmerica, Inc.(c)......................................       3,902
                                                                       ---------
                                                                          32,195
                                                                       ---------
 Medical Equipment & Supplies (2.2%):
   71,000  Guidant Corp.............................................       4,575
   73,800  Medtronic, Inc.(c).......................................       4,105
                                                                       ---------
                                                                           8,680
                                                                       ---------
 Office Equipment & Services (2.2%):
   59,300  Hewlett-Packard Co.......................................       3,684
   48,400  Xerox Corp...............................................       4,973
                                                                       ---------
                                                                           8,657
                                                                       ---------
 Oil & Gas (0.8%):
   41,200  Schlumberger Ltd.(c).....................................       3,216
                                                                       ---------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Large Capitalization Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                            VALUE
 --------- ---------------------------------------------------------   ---------

 Pharmaceuticals (9.1%):
  128,800  Eli Lilly & Co...........................................   $   7,913
   50,200  Johnson & Johnson(c).....................................       3,467
  126,200  Pfizer, Inc..............................................      13,227
  171,000  Warner-Lambert Co.(c)....................................      10,912
                                                                       ---------
                                                                          35,519
                                                                       ---------
 Resorts & Entertainment (2.0%):
  116,100  Carnival Cruise Lines....................................       7,866
                                                                       ---------
 Retail Stores (8.0%):
   64,000  CVS Corp.................................................       4,492
  134,650  Home Depot, Inc.(c)......................................      10,579
  122,500  Lowe's Cos.(c)...........................................       9,700
  184,900  Walgreen Co.(c)..........................................       6,506
                                                                       ---------
                                                                          31,277
                                                                       ---------
 Semiconductors (0.9%):
   39,700  KLA-Tencor Corp.(b)......................................       1,345
   39,600  Texas Instruments........................................       2,034
                                                                       ---------
                                                                           3,379
                                                                       ---------
 Technology (1.4%):
   76,900  Intel Corp...............................................       5,494
                                                                       ---------
 Telecommunications - Services & Equipment (8.7%):
  122,800  AirTouch Communications, Inc.(b)(c)......................       5,848
  170,400  Lucent Technologies, Inc. ...............................      12,088
  107,100  Nextel Communications, Inc., Series A(b).................       2,524
   72,300  Teleport Communications Group, Inc.(b)...................       4,044
   55,900  Tellabs, Inc.(b)(c)......................................       3,841
  122,100  WorldCom, Inc.(b)(c).....................................       5,556
                                                                       ---------
                                                                          33,901
                                                                       ---------
 Wholesale Distribution - Pharmaceuticals (1.8%):
   77,350  Cardinal Health, Inc.(c).................................       6,894
                                                                       ---------
  Total Common Stocks                                                    384,124
                                                                       ---------

 REPURCHASE AGREEMENTS (1.6%):
  $ 6,076  Prudential Securities, 5.60%, 6/1/98, (Collateralized
            by $6,129, FNMA ARM, 6.87%, 10/1/26, market value--
            $6,228)...............................................   $   6,076
                                                                     ---------
  Total Repurchase Agreements                                            6,076
                                                                     ---------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (28.9%):
 Commercial Paper (14.0%):
   12,041  KZH Holding Corp., 5.63%, 6/29/98......................      11,979
   18,000  McKesson Corp., 5.70%, 6/1/98..........................      17,993
   10,000  Nomura Holdings America, 5.71%, 6/11/98................       9,924
   15,000  PHH Corp., 5.66%, 6/10/98..............................      14,967
                                                                     ---------
                                                                        54,863
                                                                     ---------
 Floating Rate Note (9.0%):
   10,000  Bankers Trust, 5.64%*, 9/11/98.........................       9,996
    5,000  Household, 5.66%*, 1/15/99.............................       5,000
   10,000  Merril Lynch & Co., 5.77%*, 6/12/98....................      10,000
   10,000  Sigma Finance, Inc., 5.69%*, 9/9/98....................       9,999
                                                                     ---------
                                                                        34,995
                                                                     ---------
 Repurchase Agreements (5.9%):
   23,076  Paine Webber, 5.68%, 6/1/98, (See Significant
            Accounting Policies, Lending Portfolio Securities in
            the Notes to Financial Statements for collateral
            description)..........................................      23,076
                                                                     ---------
  Total Short Term Securities Purchased with Collateral                112,934
                                                                     ---------
  Total Investments (Cost $353,466)(a)--128.9%                         503,134
  Liabilities in excess of other assets (28.9)%                       (112,848)
                                                                     ---------
  Total Net Assets--100.0%                                           $ 390,286
                                                                     =========

-------
* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at May 31, 1998.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $61. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..................................... $152,990
          Unrealized depreciation.....................................   (3,383)
                                                                       --------
          Net unrealized appreciation................................. $149,607
                                                                       ========

(b) Represents non-income producing securities.
(c) All or part of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
International Discovery Fund
(Amounts in Thousands, except Shares)
Continued

                                     SECURITY                            MARKET
   SHARES                          DESCRIPTION                           VALUE
 ---------- ---------------------------------------------------------   --------

 COMMON STOCKS (90.7%):
 ARGENTINA (0.9%):
 Oil & Gas Exploration, Production & Services (0.9%):
    147,000 Sociedad Anonima, ADR....................................   $  4,566
                                                                        --------
 AUSTRALIA (2.2%):
 Construction (0.3%):
    485,000 Leighton Holdings........................................      1,640
                                                                        --------
 Diversified Operations (0.5%):
    269,684 Wesfarmers(b)............................................      2,187
                                                                        --------
 Pharmaceuticals (0.9%):
    651,500 CSL Ltd.(b)..............................................      4,387
                                                                        --------
 Real Estate (0.5%):
    106,600 Lend Lease Corp. Ltd.(b).................................      2,277
                                                                        --------
                                                                          10,491
                                                                        --------
 AUSTRIA (0.4%):
 Engineering (0.4%):
     13,300 VA Technologie AG........................................      1,802
                                                                        --------
 BELGIUM (2.1%):
 Electronic Components/Instruments (0.7%):
     13,000 Barco N.V. ..............................................      3,329
                                                                        --------
 Retail Stores/Catalog (1.4%):
     11,000 Colruyt N.V..............................................      7,050
                                                                        --------
                                                                          10,379
                                                                        --------
 CANADA (1.2%):
 Electronic Components/Instruments (0.6%):
    333,100 CAE, Inc. ...............................................      2,782
                                                                        --------
 Manufacturing - Consumer Goods (0.6%):
    120,000 Bombardier, Inc., Class B................................      3,088
                                                                        --------
                                                                           5,870
                                                                        --------
 CHILE (0.5%):
 Telecommunications (0.5%):
    102,225 Cia de Telecomunicaciones de Chile SA, ADR...............      2,268
                                                                        --------
 DENMARK (0.9%):
 Pharmaceuticals (0.5%):
     15,500 Novo-Nordisk AS, Series B................................      2,441
                                                                        --------
 Textile Products (0.4%):
     24,000 Carli Gry International..................................      1,891
                                                                        --------
                                                                           4,332
                                                                        --------
 FINLAND (3.7%):
 Computer Software (1.1%):
     25,000 TT Tieto Oy--B Shares....................................      5,491
                                                                        --------
 Diversified Operations (0.6%):
     48,700 Huhtamaki Group..........................................      2,688
                                                                        --------
 Telecommunications - Services & Equipment (2.0%):
    150,000 Nokia AB, Class A, ADR...................................      9,740
                                                                        --------
                                                                          17,919
                                                                        --------
FRANCE (10.3%):
 Broadcasting & Publishing (0.6%):
     20,000 Television Francaise.....................................   $  2,821
                                                                        --------
 Electrical & Electronic (2.4%):
     54,000 Alcatel Alstholm.........................................     11,553
                                                                        --------
 Electrical Equipment (0.6%):
      6,300 Le Carbone Lorraine(b)...................................      2,875
                                                                        --------
 Engineering (2.6%):
     62,400 Altran Technologies......................................     12,777
                                                                        --------
 Machinery & Equipment (1.7%):
    100,000 Sidel SA.................................................      8,140
                                                                        --------
 Medical Equipment & Supplies (0.7%):
      8,461 Essilor International....................................      3,606
                                                                        --------
 Retail Stores/Catalog (1.6%):
      9,700 Pinault-Printemps-Redoute SA.............................      7,985
                                                                        --------
                                                                          49,757
                                                                        --------
 GERMANY (6.3%):
 Diversified Operations (1.5%):
    113,000 Siemens AG...............................................      7,416
                                                                        --------
 Engineering (2.6%):
     13,525 Mannesmann AG............................................     12,583
                                                                        --------
 Manufacturing - Consumer Goods (2.2%):
     59,835 Adidas AG................................................     10,565
                                                                        --------
                                                                          30,564
                                                                        --------
 GREECE (1.0%):
 Beverages & Tobacco (0.5%):
     66,000 Hellenic Bottling Co. SA.................................      2,211
                                                                        --------
 Telecommunications - Services & Equipment (0.5%):
     94,000 Hellenic Telecommunication Organization..................      2,763
                                                                        --------
                                                                           4,974
                                                                        --------
 HONG KONG (1.7%):
 Automobiles (0.4%):
  4,704,000 Qingling Motors Co.(b)...................................      1,851
                                                                        --------
 Electrical & Electronic (0.5%):
    643,000 Johnson Electric Holdings Ltd. ..........................      2,490
                                                                        --------
 Food Products & Services (0.4%):
  2,100,000 Ng Fung Hong Ltd.(b).....................................      1,789
                                                                        --------
 Utilities - Electrical & Gas (0.4%):
  1,560,724 Hong Kong & China Gas Co. Ltd.(b)........................      2,044
                                                                        --------
                                                                           8,174
                                                                        --------
 ISRAEL (0.8%):
 Pharmaceuticals (0.8%):
     93,600 Teva Pharmaceutical Industries, Ltd. ....................      3,838
                                                                        --------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
International Discovery Fund
(Amounts in Thousands, except Shares)
Continued

                                     SECURITY                            MARKET
   SHARES                          DESCRIPTION                           VALUE
 ---------- ---------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 ITALY (3.1%):
 Electronic Components/Instruments (0.5%):
    108,000 Gewiss SpA...............................................   $  2,459
                                                                        --------
 Jewelry (1.1%):
    887,200 Bulgari SpA..............................................      5,277
                                                                        --------
 Medical Equipment & Supplies (0.6%):
     78,000 Safilo SpA...............................................      2,930
                                                                        --------
 Telecommunications - Services & Equipment (0.9%):
    750,000 Telecom Italia Mobile SpA................................      4,438
                                                                        --------
                                                                          15,104
                                                                        --------
 JAPAN (16.7%):
 Computer Software (1.9%):
    115,000 TDK Corp. ...............................................      9,030
                                                                        --------
 Consumer Electronics (1.4%):
     81,000 Sony Corp. ..............................................      6,840
                                                                        --------
 Electrical & Electronic (3.0%):
     40,500 Keyence Corp. ...........................................      4,878
     95,000 Rohm Corp. ..............................................      9,873
                                                                        --------
                                                                          14,751
                                                                        --------
 Electronic Components/Instruments (1.1%):
    350,000 Omron Corp.(b)...........................................      5,279
                                                                        --------
 Food Products & Services (0.7%):
    102,000 Matsumotokiyoshi.........................................      3,511
                                                                        --------
 Machinery & Equipment (0.1%):
      8,600 Union Tool(b)............................................        304
                                                                        --------
 Manufacturing - Consumer Goods (3.6%):
    318,000 Canon, Inc...............................................      7,573
    553,000 Casio Computer...........................................      5,148
    130,000 Fuji Photo Film Ltd. ....................................      4,400
                                                                        --------
                                                                          17,121
                                                                        --------
 Office Equipment & Services (0.9%):
    383,000 Ricoh Co. Ltd. ..........................................      4,135
                                                                        --------
 Pharmaceuticals (3.2%):
    233,000 Sankyo Co. Ltd. .........................................      5,616
    376,000 Takeda Chemical Industries(b)............................      9,715
                                                                        --------
                                                                          15,331
                                                                        --------
 Toys (0.8%):
     44,000 Nintendo(b)..............................................      4,112
                                                                        --------
                                                                          80,414
                                                                        --------
 MEXICO (1.9%):
 Beverages & Tobacco (0.8%):
    119,560 Fomento Economico ADR....................................      3,974
                                                                        --------
 Brewery (0.4%):
     62,000 Panamerican Beverages ADR................................      2,096
                                                                        --------
 MEXICO, CONTINUED:
 Diversified Operations (0.7%):
    644,000 Grupo Carso SA de CV.....................................   $  3,262
                                                                        --------
                                                                           9,332
                                                                        --------
 NETHERLANDS (7.9%):
 Broadcasting & Publishing (1.4%):
     49,943 Wolters Kluwer NV........................................      7,023
                                                                        --------
 Commercial Services (1.3%):
    124,960 Getronics NV.............................................      6,220
                                                                        --------
 Electrical & Electronic (0.5%):
     54,400 Draka Holding............................................      2,329
                                                                        --------
 Engineering (1.1%):
    143,111 Internatio-Muller NV.....................................      5,164
                                                                        --------
 Office Equipment & Services (3.6%):
    152,984 Ahrend...................................................      4,919
    303,200 Oce Van Grinten(b).......................................     12,752
                                                                        --------
                                                                          17,671
                                                                        --------
                                                                          38,407
                                                                        --------
 NEW ZEALAND (0.4%):
 Appliances & Household Products (0.4%):
    692,679 Fisher & Paykel Industries Ltd...........................      1,984
                                                                        --------
 PHILIPPINES (0.5%):
 Telecommunications (0.5%):
     95,000 Philippine Long Distance--Sp ADR(b)......................      2,411
                                                                        --------
 PORTUGAL (2.0%):
 Telecommunications (2.0%):
    183,000 Portugal Telecom SA......................................      9,653
                                                                        --------
 SOUTH AFRICA (1.5%):
 Beverages & Tobacco (0.4%):
     75,000 South African Breweries Ltd.(b)..........................      2,115
                                                                        --------
 Insurance (0.5%):
     80,000 Liberty Life Association of Africa(b)....................      2,219
                                                                        --------
 Investment Company (0.6%):
    427,550 Dimension Data Holdings Ltd.(b)..........................      2,861
                                                                        --------
                                                                           7,195
                                                                        --------
 SPAIN (3.2%):
 Apparel/Shoes (0.7%):
    150,000 Cortefiel SA(b)..........................................      3,400
                                                                        --------
 Beverages & Tobacco (1.0%):
    225,000 Tabacalera SA(b).........................................      4,855
                                                                        --------
 Commercial Services (1.5%):
    589,269 Prosegur, Cia de Seguridad SA(b).........................      7,458
                                                                        --------
                                                                          15,713
                                                                        --------
 SWEDEN (2.5%):
 Building Products (0.4%):
     99,300 Lindab AB--Class B.......................................      1,902
                                                                        --------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
International Discovery Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

                                     SECURITY                            MARKET
   SHARES                          DESCRIPTION                           VALUE
 ---------- ---------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 SWEDEN, CONTINUED:
 Machinery & Equipment (1.6%):
    270,000 Atlas Copco AB...........................................   $  7,827
                                                                        --------
 Metals (0.4%):
     55,000 Assa Abloy AB--Class B...................................      2,156
                                                                        --------
                                                                          11,885
                                                                        --------
 SWITZERLAND (5.2%):
 Food Products & Services (2.4%):
      5,430 Nestle SA................................................     11,652
                                                                        --------
 Pharmaceuticals (2.8%):
      3,350 Novartis AG..............................................      5,682
        779 Roche Holdings AG........................................      8,027
                                                                        --------
                                                                          13,709
                                                                        --------
                                                                          25,361
                                                                        --------
 UNITED KINGDOM (13.8%):
 Aerospace/Defense (2.3%):
    882,400 British Aerospace PLC(b).................................      7,813
    187,000 Cobham PLC(b)............................................      3,732
                                                                        --------
                                                                          11,545
                                                                        --------
 Air Transportation/Related (1.0%):
    669,000 Airtours PLC(b)..........................................      4,991
                                                                        --------
 Appliances & Household Products (0.2%):
    211,000 D.F.S. Furniture Co. PLC(b)..............................        874
                                                                        --------
 Building Products (1.2%):
  1,819,100 Polypipe PLC.............................................      5,592
                                                                        --------
 Computer Software (1.5%):
    242,857 Logica PLC(b)............................................      7,158
                                                                        --------
 Diversified Operations (1.0%):
    229,400 Bodycote International(b)................................      4,695
                                                                        --------
 Engineering (1.7%):
    333,000 Siebe PLC................................................      8,183
                                                                        --------
 Food Products & Services (1.6%):
    400,000 Compass Group PLC........................................      7,824
                                                                        --------
 Machinery & Equipment (1.0%):
    809,100 TT Group PLC.............................................      4,882
                                                                        --------
 Manufacturing - Consumer Goods (1.2%):
  2,874,800 Halma PLC(b).............................................   $  6,047
                                                                        --------
 Metals (1.1%):
    522,000 Johnson Matthey PLC......................................      5,261
                                                                        --------
                                                                          67,052
                                                                        --------
  Total Common Stocks                                                    439,445
                                                                        --------
 PREFERRED STOCKS (4.7%):
 BRAZIL (0.5%):
 Banking (0.5%):
  4,320,000 Banco Itau S.A...........................................      2,592
                                                                        --------
 GERMANY (4.2%):
 Business Services (2.3%):
     20,000 SAP AG...................................................     11,078
                                                                        --------
 Consumer Goods & Services (0.6%):
      3,000 Wella....................................................      2,886
                                                                        --------
 Medical Equipment & Supplies (1.3%):
     30,300 Fresenius AG.............................................      6,458
                                                                        --------
                                                                          20,422
                                                                        --------
  Total Preferred Stocks                                                  23,014
                                                                        --------
 RIGHTS - FOREIGN SECURITIES (0.0%):
 HONG KONG (0.0%):
 Gas & Electric Utility (0.0%):
     70,942 Hong Kong & China Gas Co. Ltd............................         --
                                                                        --------
  Total Rights - Foreign Securities                                           --
                                                                        --------
 INVESTMENT COMPANIES (4.5%):
  6,052,915 Parkstone Government Obligations Fund....................      6,053
 15,851,798 Parkstone Prime Obligations Fund.........................     15,852
                                                                        --------
  Total Investment Companies                                              21,905
                                                                        --------
  Total Investments (Cost $358,739)(a)--99.9%                            484,364
                                                                        --------
  Other assets in excess of liabilities--0.1%                                692
                                                                        --------
  Total Net Assets--100.0%                                              $485,056
                                                                        ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $8. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation..................................... $136,700
          Unrealized depreciation.....................................  (11,083)
                                                                       --------
          Net unrealized appreciation................................. $125,617
                                                                       ========

(b) Represents non-income producing securities.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Limited Maturity Bond Fund
(Amounts in Thousands)
See notes to financial statements.

 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 U.S. TREASURY NOTES (46.8%):
  $ 3,000  6.00%, 6/30/99............................................   $  3,015
    2,200  5.88%, 8/31/99............................................      2,209
   12,000  5.75%, 9/30/99............................................     12,029
    5,000  5.38%, 1/31/00(b).........................................      4,987
   15,000  5.50%, 4/15/00(b).........................................     14,993
   15,000  6.13%, 9/30/00............................................     15,188
   38,210  6.50%, 8/31/01(b).........................................     39,226
                                                                        --------
  Total U.S. Treasury Notes                                               91,647
                                                                        --------
 CORPORATE BONDS (32.1%):
 Euro Dollar (7.3%):
    3,750  British Gas & Finance, 8.38%, 9/8/99......................      3,888
    5,000  National Power Co. PLC, 7.12%, 7/11/01....................      5,145
    5,000  SNCB Belgium Rail, 8.25%, 2/2/00..........................      5,178
                                                                        --------
                                                                          14,211
                                                                        --------
 Financial Services (11.5%):
    5,000  AT&T Capital Corp., 6.41%, 8/13/99........................      5,001
    2,500  Beneficial Corp., 6.03%, 1/14/03..........................      2,475
    4,000  ERAC USA Finance Co, 7.00%, 6/15/00.......................      4,045
    5,000  Lehman Brothers Holdings, 6.89%, 10/10/00.................      5,088
    5,000  Main Place Real Estate Investment, 5.65%, 3/25/00.........      5,000
    1,000  Wachovia Bank, 6.70%, 4/14/99.............................      1,006
                                                                        --------
                                                                          22,615
                                                                        --------
 Industrial Goods & Services (2.4%):
    4,700  Ingersoll-Rand, 6.34%, 12/3/01............................      4,741
                                                                        --------
 Industrials (2.5%):
    5,000  Occidental Petroleum, 5.85%, 11/9/98......................      4,987
                                                                        --------
 Oil & Gas Exploration, Production & Services (4.4%):
    8,614  Amresco Snimt, 7.55%, 6/26/27.............................      8,624
                                                                        --------
 Telecommunications (2.6%):
    5,000  US West Communications, 6.13%, 11/21/00...................      5,006
                                                                        --------
 Yankee (1.4%):
    2,477  Quebec Province, 13.00%, 10/1/13..........................      2,647
                                                                        --------
  Total Corporate Bonds                                                   62,831
                                                                        --------
 ASSET BACKED SECURITIES (10.6%):
    2,211  Alps, 7.15%, 9/15/04......................................      2,228
    3,800  Champion Home Equity Loan Trust, Series 1997-2, Class A2,
            6.49%, 1/25/13...........................................      3,805
    3,000  EQCC Home Equity Loan Trust, 1998-1, A3f, 6.23%, 12/15/12.      2,998
    3,000  First Plus Home Loan Trust, Series 1998-2, Class A3,
            6.32%*, 11/10/13.........................................      3,008
  $   893  GE Capital Services, Inc., 7.50%, 5/25/20.................   $    893
    3,796  Green Tree Financial Corp., 6.55%, 7/15/28................      3,824
    1,211  Green Tree Home Improvement Loan Trust, 7.85%, 7/15/09....      1,232
      646  Lehman FHA--Title 1 Loan Trust, 6.78%, 3/25/08............        649
    1,414  Lehman Mortgage Trust, 8.00%, 3/20/99, Series 91-92.......      1,433
      617  Structured Asset Securities Co., 7.50%, 8/25/26...........        628
                                                                        --------
  Total Asset Backed Securities                                           20,698
                                                                        --------
 FLOATING RATE NOTES (3.9%):
    5,000  AT&T Universal Credit Card Master Trust, 5.79%*,
            4/19/04..................................................      5,000
    2,574  HFC Home Equity Loan, 6.39%*, 10/20/07....................      2,591
                                                                        --------
  Total Floating Rate Notes                                                7,591
                                                                        --------
 REPURCHASE AGREEMENTS (5.2%):
   10,185  Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $10,460, FNMA ARM, 6.22%, 7/1/34, market value--
            $10,460).................................................     10,185
                                                                        --------
  Total Repurchase Agreements                                             10,185
                                                                        --------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (24.0%):
 Commercial Paper (12.8%):
    7,651  Centerior Fuel Corp., 5.70%, 6/1/98.......................      7,647
    7,500  Engelhard Corp., 5.77%, 6/1/98............................      7,496
   10,000  Glencore Asset Funding, 5.63%, 6/4/98.....................      9,954
                                                                        --------
                                                                          25,097
                                                                        --------
 Repurchase Agreements (11.2%):
   21,885  Paine Webber, 5.68%, 6/1/98, (See Significant Accounting
            Policies, Lending Portfolio Securities in the Notes to
            Financial Statements for collateral description).........     21,885
                                                                        --------
  Total Short Term Securities Purchased with collateral                   46,982
                                                                        --------
  Total Investments (Cost $239,783)(a)--122.5%                           239,934
  Liabilities in excess of other assets (22.5)%                          (44,101)
                                                                        --------
  Total Net Assets--100.0%                                              $195,833
                                                                        ========

-------
* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rates, which will change periodically, are based upon bank prime rates or an index of the market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on May 31, 1998.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

          Unrealized appreciation........................................ $ 490
          Unrealized depreciation........................................  (339)
                                                                          -----
          Net unrealized depreciation.................................... $ 151
                                                                          =====

(b) All or a portion of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Intermediate Government Obligations Fund
(Amounts in Thousands)
See notes to financial statements.

 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- -----------------------------------------------------------  --------

 U.S. GOVERNMENT AGENCY BONDS (23.7%):
 Federal Home Loan Bank (7.9%):
  $10,000  5.63%, 3/19/01.............................................  $  9,975
    5,000  5.53%, 1/15/03.............................................     4,953
                                                                        --------
                                                                          14,928
                                                                        --------
 Federal Home Loan Mortgage Corp. (2.8%):
    5,000  7.44%, 9/20/06, Callable 9/20/01 @ 100.....................     5,220
                                                                        --------
 Federal National Mortgage Association (13.0%):
   10,000  5.63%, 3/15/01.............................................     9,988
   14,000  6.39%, 9/24/07.............................................    14,463
                                                                        --------
                                                                          24,451
                                                                        --------
  Total U.S. Government Agency Bonds                                      44,599
                                                                        --------
 U.S. TREASURY NOTES (40.2%):
    2,950  5.50%, 12/31/00............................................     2,946
   18,300  6.63%, 7/31/01(b)..........................................    18,852
   15,360  7.88%, 8/15/01(b)..........................................    16,375
    4,900  6.50%, 8/31/01.............................................     5,030
    8,280  6.13%, 12/31/01(b).........................................     8,419
    9,015  6.63%, 3/31/02(b)..........................................     9,329
   13,480  7.00%, 7/15/06(b)..........................................    14,642
                                                                        --------
  Total U.S. Treasury Notes                                               75,593
                                                                        --------
 U.S. TREASURY STRIPS (7.8%):
    5,700  0.00%, 5/15/99.............................................     5,413
   10,100  0.00%, 2/15/00.............................................     9,207
                                                                        --------
  Total U.S. Treasury Strips                                              14,620
                                                                        --------
 GOVERNMENT OBLIGATIONS (12.3%):
 Mortgage Pass Thru's (12.0%):
 Federal Home Loan Mortgage Corp. (0.9%):
    1,131  8.75%, 4/1/17..............................................     1,200
      494  8.00%, 5/1/17..............................................       516
                                                                        --------
                                                                           1,716
                                                                        --------
 Federal National Mortgage Assoc. (6.3%):
      722  8.75%, 8/1/09..............................................       757
    2,978  9.00%, 08/01/09-01/01/10...................................     3,141
    1,312  11.50%, 5/1/10.............................................     1,411
    2,950  13.00%, 8/15/15............................................     3,550
    1,306  8.25%, 7/1/17..............................................     1,356
    1,608  8.50%, 2/1/25..............................................     1,678
                                                                        --------
                                                                          11,893
                                                                        --------
 Government National Mortgage Assoc. (4.8%):
    2,570  9.00%, 9/15/04-7/15/09.....................................     2,755
    5,765  9.50%, 12/20/13-12/20/22...................................     6,188
                                                                        --------
                                                                           8,943
                                                                        --------
                                                                          22,552
                                                                        --------

 GOVERNMENT OBLIGATIONS, CONTINUED:
 Guaranteed Export Trust (0.3%):
  $   478  6.61%, 6/15/99, Series 94-D................................  $    482
                                                                        --------
 Total Government Obligations                                             23,034
                                                                        --------
 ASSET BACKED SECURITIES (0.6%):
    1,049  GE Capital Services, Inc., 7.50%, 5/25/20..................     1,050
                                                                        --------
 Total Asset Backed Securities                                             1,050
                                                                        --------
 COLLATERALIZED MORTGAGE OBLIGATIONS (11.1%):
 Federal Home Loan Mortgage Corp. (1.6%):
    3,000  7.50%, 4/15/21, Series 1343--K.............................     3,102
                                                                        --------
 Federal National Mortgage Association (7.5%):
    1,528  7.50%, 3/25/21, Series 1992--171 ZC........................     1,578
    2,287  7.75%, 3/25/21, Series 1992-1..............................     2,389
    2,500  8.00%, 9/25/21, Series 1992--117 LA........................     2,597
    7,000  7.50%, 8/25/22, Series 1994-93.............................     7,346
                                                                        --------
                                                                          13,910
                                                                        --------
 Ryland Acceptance Corp. (2.0%):
    3,560  9.00%, 7/1/16..............................................     3,788
                                                                        --------
 Total Collateralized Mortgage Obligations                                20,800
                                                                        --------
 REPURCHASE AGREEMENTS (3.1%):
    5,846  Prudential Securities, 5.60%, 6/1/98, (Collateralized
            by $5,965, FNMA ARM, 6.68%, 11/1/27, market value--
            $5,995)...................................................     5,846
                                                                        --------
 Total Repurchase Agreements                                               5,846
                                                                        --------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (18.8%):
 Repurchase Agreements (18.8%):
   35,420  Paine Webber, 5.63%, 6/1/98, (Collateralized by
            $6,389, Glendale Federal Bank, 5.82%, 11/25/29,
            market value--$6,533, by $3,277, Prudential Home
            Mortgage Securities, 5.30%, 10/25/23, market value--
            $3,298, by $47,488, FNMA Strips, 0.00%, 12/1/24-
            8/1/26, market value--$26,394)............................    35,420
                                                                        --------
 Total Short Term Securities Purchased with Collateral                    35,420
                                                                        --------
 Total Investments (Cost $220,500)(a)--117.5%                            220,962
                                                                        --------
 Liabilities in excess of other assets (17.5)%                           (32,933)
                                                                        --------
 Total Net Assets--100.0%                                               $188,029
                                                                        ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $88. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation........................................ $ 894
          Unrealized depreciation........................................  (520)
                                                                          -----
          Net unrealized appreciation.................................... $ 374
                                                                          =====

(b) All or a portion of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
U.S. Government Income Fund
(Amounts in Thousands)
Continued

 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 GOVERNMENT OBLIGATIONS (68.4%):
 Federal Home Loan Mortgage Corp. (10.8%):
  $ 3,434  8.00%, 9/1/02-3/1/22......................................   $  3,628
      112  8.25%, 8/1/17.............................................        118
    5,482  8.50%, 3/1/06-4/1/26......................................      5,804
    1,305  8.75%, 6/1/16-8/1/17......................................      1,384
    3,847  9.00%, 4/1/06-9/1/20......................................      4,135
      258  9.25%, 8/1/13-11/1/19.....................................        278
    4,620  9.50%, 3/1/01-12/1/22.....................................      4,939
      719  9.75%, 11/1/08-4/1/09.....................................        780
    1,585  10.00%, 7/1/00-9/1/16.....................................      1,691
      881  10.50%, 7/1/00-11/1/02....................................        932
      325  11.5%, 3/1/99-1/1/01......................................        347
      477  12.00%, 10/1/99-11/1/01...................................        513
    1,173  12.25%, 8/1/15............................................      1,355
      140  12.50%, 7/1/99-7/1/00.....................................        151
                                                                        --------
                                                                          26,055
                                                                        --------
 Federal National Mortgage Association (3.8%):
      916  7.50%, 9/1/22-11/1/22.....................................        948
    1,060  8.00%, 12/1/17-3/1/23.....................................      1,110
    2,413  8.50%, 5/1/08-9/1/12......................................      2,548
      788  9.00%, 6/1/09-10/1/19.....................................        842
      188  10.00%, 6/1/21............................................        204
      462  10.50%, 9/1/00-5/1/04.....................................        490
      513  11.00%, 8/1/00-9/1/06.....................................        546
      315  11.25%, 6/1/13-12/1/15....................................        352
      167  11.50%, 11/1/98-2/1/01....................................        180
      153  12.00%, 1/1/99-9/1/00.....................................        167
    1,211  12.50%, 2/1/00-5/1/15.....................................      1,389
      411  14.00%, 11/1/12...........................................        457
                                                                        --------
                                                                           9,233
                                                                        --------
 Government National Mortgage Association (32.6%):
      439  6.50%, 11/15/23-12/15/23..................................        440
    1,164  7.00%, 3/15/23-11/15/23...................................      1,188
    1,032  7.50%, 5/15/22-12/15/23...................................      1,070
    3,303  8.00%, 4/15/17-5/20/24....................................      3,456
    1,795  8.25%, 1/15/05-6/15/16....................................      1,904
    3,058  8.50%, 6/15/05-9/15/24....................................      3,268
      942  8.75%, 8/15/08-6/15/17....................................      1,017
    7,170  9.00%, 11/15/04-9/20/22...................................      7,673
    2,186  9.25%, 5/15/16-5/15/21....................................      2,377
   20,532  9.50%, 6/15/09-11/15/21...................................     22,201
      269  10.00%, 9/20/00-10/20/04..................................        291
      691  10.50%, 6/15/98-12/20/04..................................        733
      849  11.00%, 9/15/98-3/20/01...................................        903
    1,089  11.50%, 1/15/99-12/15/15..................................      1,224
      117  11.75%, 9/15/98-15/15/99..................................        127
    4,142  12.00%, 9/15/98-5/15/18...................................      4,744
    6,084  12.50%, 4/15/10-1/20/16...................................      7,079
      283  12.75%, 9/20/13-7/20/15...................................        328

 Government National Mortgage Association, continued:
  $ 3,029  13.00%, 11/15/10-6/20/15..................................   $  3,542
    2,991  13.50%, 5/15/10-6/20/15...................................      3,559
    2,601  14.00%, 5/15/11-2/15/15...................................      3,142
      104  14.50%, 9/15/12-8/15/14...................................        127
    6,152  15.00%, 6/15/11-4/15/13...................................      7,613
      118  16.00%, 10/15/11-4/15/12..................................        141
      118  17.00%, 11/15/11..........................................        141
                                                                        --------
                                                                          78,288
                                                                        --------
 U.S. Treasury Notes (18.7%):
   13,000  5.88%, 11/15/05(b)........................................     13,183
    4,500  6.50%, 8/15/05(b).........................................      4,729
    4,500  6.50%, 10/15/06(b)........................................      4,746
   15,400  7.00%, 7/15/06(b).........................................     16,727
    5,000  7.50%, 2/15/05(b).........................................      5,519
                                                                        --------
                                                                          44,904
                                                                        --------
 U.S. Treasury Strips (2.5%):
   10,400  0.00%, 5/15/08............................................      5,914
                                                                        --------
  Total Government Obligations                                           164,394
                                                                        --------
 COLLATERALIZED MORTGAGE OBLIGATIONS (28.5%):
      395  CityFed Mortgage Trust, Series 1, Class D, 10.00%,
            1/1/18...................................................        419
    2,106  Drexel Burnham Lambert, Series H, Class 4, 8.50%, 4/1/17..      2,213
    3,000  Federal Home Loan Mortgage Corp., Series 1265, Class J,
            7.00%, 6/15/21...........................................      3,045
    1,566  Federal Home Loan Mortgage Corp., Series 1273, Class Z,
            7.50%, 5/15/22                                                 1,608
    3,000  Federal Home Loan Mortgage Corp., Series 1252, Class J,
            8.00%, 5/15/22...........................................      3,202
    6,003  Federal Home Loan Mortgage Corp., Series 1311, Class J,
            7.50%, 9/15/21...........................................      6,180
    7,000  Federal Home Loan Mortgage Corp., Series 1343, Class K,
            7.50%, 4/15/21...........................................      7,237
    3,100  Federal National Mortgage Assoc., Series 1992-214 Pl,
            7.50%, 5/25/21...........................................      3,239
    5,360  Federal National Mortgage Assoc., Series 1992-117l,
            8.00%, 9/25/21...........................................      5,569
    2,027  Federal National Mortgage Assoc., Series 1992-158z,
            7.75%, 3/25/21...........................................      2,117
    3,560  Federal National Mortgage Assoc., Series 1992-171 Class
            ZD, 8.00%, 6/25/21.......................................      3,880
    8,388  Federal National Mortgage Assoc., Series 1992-171z,
            7.50%, 3/25/21...........................................      8,664
    1,635  Federal National Mortgage Assoc., Series 1992-29z, 8.00%,
            2/25/22..................................................      1,753
    5,000  Federal National Mortgage Assoc., Series 1993, Class 2,
            7.35%, 3/25/21...........................................      5,115

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
U.S. Government Income Fund
(Amounts in Thousands)
See notes to financial statements.

 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 COLLATERALIZED MORTGAGE OBLIGATIONS, CONTINUED:
  $ 3,000  Federal National Mortgage Assoc., Series 1994-93ph,
            7.50%, 8/25/22..........................................   $  3,149
    4,940  Federal National Mortgage Assoc., Series Global, 7.88%,
            2/24/05.................................................      5,495
      943  MDC Asset Investors Trust, Series 6, Class 8, 7.00%,
            2/20/19.................................................        946
      771  Prudential Bache, Series 12, Class F, 8.49%, 10/20/20....        847
    3,000  Security Mortgage Acceptance Corp., Series II, 9.00%,
            12/1/16.................................................      3,234
      570  Structured Mortgage Residential Trust, 8.25%, 6/25/19....        618
                                                                       --------
  Total Collateralized Mortgage Obligations                              68,530
                                                                       --------
 REPURCHASE AGREEMENTS (1.9%):
    4,622  Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $4,577, FNMA ARM, 7.95%, 10/1/24, market value--$4,737).      4,622
                                                                       --------
  Total Repurchase Agreements                                             4,622
                                                                       --------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (12.9%):
 Commercial Paper (4.2%):
  $10,000  Centerior Fuel Corp., 5.70%, 6/1/98.....................   $  9,995
                                                                      --------
 Repurchase Agreements (8.7%):
   20,909  Paine Webber, 5.68%, 6/1/98, (See Significant Accounting
            Policies, Lending Portfolio Securities in the Notes to
            Financial Statements for collateral)...................     20,909
                                                                      --------
  Total Short Term Securities Purchased with Collateral                 30,904
                                                                      --------
  Total Investments (Cost $265,883)(a)--111.7%                         268,450
  Liabilities in excess of other assets (11.7)%                        (28,071)
                                                                      --------
  Total Net Assets--100.0%                                            $240,379
                                                                      ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $48. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation....................................... $2,956
          Unrealized depreciation.......................................   (437)
                                                                         ------
          Net unrealized appreciation................................... $2,519
                                                                         ======

(b)All or part of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Bond Fund
(Amounts in Thousands)
Continued

 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------  ---------

 MORTGAGE BACKED SECURITIES (2.0%):
  $10,100  First Union Lehman 98-C1 A2, 6.56%, 11/18/35..............  $  10,316
                                                                       ---------
  Total Mortgage Backed Securities                                        10,316
                                                                       ---------
 U.S. TREASURY BONDS (10.9%):
    1,975  6.38%, 8/15/27(c).........................................      2,122
   50,850  6.13%, 11/15/27(c)........................................     53,168
                                                                       ---------
  Total U.S. Treasury Bonds                                               55,290
                                                                       ---------
 U.S. TREASURY NOTES (17.9%):
   14,800  6.00%, 8/15/00(c).........................................     14,938
   11,500  5.38%, 2/15/01(c).........................................     11,449
    4,900  5.88%, 11/30/01(c)........................................      4,944
    5,000  6.13%, 12/31/01(c)........................................      5,084
      700  5.88%, 9/30/02............................................        707
   13,000  5.50%, 1/31/03(c).........................................     12,958
    2,300  5.50%, 2/28/03(c).........................................      2,292
    4,350  5.50%, 3/31/03(c).........................................      4,337
    5,000  7.88%, 11/15/04(c)........................................      5,603
    6,950  6.13%, 8/15/07(c).........................................      7,179
   21,300  5.50%, 2/15/08(c).........................................     21,170
                                                                       ---------
  Total U.S. Treasury Notes                                               90,661
                                                                       ---------
 U.S. TREASURY STRIPS (0.8%):
    6,400  0.00%, 5/15/07............................................      3,865
                                                                       ---------
  Total U.S. Treasury Strips                                               3,865
                                                                       ---------
 GOVERNMENT OBLIGATIONS (18.6%):
 Mortgage Pass Thru's (18.6%):
 Federal Home Loan Mortgage Corp. (0.8%):
    1,144  9.00%, 5/15/20............................................      1,215
    2,831  9.50%, 10/1/20............................................      3,046
                                                                       ---------
                                                                           4,261
                                                                       ---------
 Federal National Mortgage Assoc. (10.7%):
    5,073  9.00%, 8/1/09-11/1/24.....................................      5,355
    3,278  8.25%, 7/1/17.............................................      3,404
    3,327  8.50%, 7/1/25.............................................      3,471
    8,736  6.50%, 8/1/27-12/1/27.....................................      8,685
   32,800  7.00%, 7/15/28(b).........................................     33,210
                                                                       ---------
                                                                          54,125
                                                                       ---------
 Government National Mortgage Assoc. (7.1%):
   31,634  7.50%, 4/15/23-8/15/25....................................     32,715
    3,071  6.50%, 9/15/23............................................      3,079
                                                                       ---------
                                                                          35,794
                                                                       ---------
  Total Government Obligations                                            94,180
                                                                       ---------
 CORPORATE BONDS (28.0%):
 Euro Dollar (3.3%):
   10,000  National Bank of Canada, 4.56%*, 8/29/87..................      8,451
    3,000  Skandia Capital Corp., 6.00%, 11/2/98.....................      2,996
    5,000  Sweden Kingdom, 6.75, 5/27/04.............................      5,186
                                                                       ---------
                                                                          16,633
                                                                       ---------
 Financial (11.9%):
  $ 7,000  AT&T Capital Corp., 6.41%, 8/13/99.......................   $   7,001
   10,000  Beneficial Corp., 6.03%, 1/14/03.........................       9,900
    5,000  Chrysler Financial Corp., 6.08%, 4/6/01..................       4,994
   10,400  Continental Bank, N.A., 11.25%, 7/1/01...................      10,438
    5,000  Jackson National Life Insurance Co., 8.15%, 3/15/27......       5,594
    6,000  Lumbermen's Tiers Trust, 8.45%, 12/1/17..................       6,778
   10,000  Morgan Guaranty Trust, 6.75%, 5/28/02....................      10,263
    5,000  Sears Roebuck Acceptance Corp., 6.63%, 2/25/02...........       5,063
                                                                       ---------
                                                                          60,031
                                                                       ---------
 Industrials (8.5%):
    5,000  Chrysler Corp., 7.40%, 8/1/2097, Callable on 8/1/2087
            @100....................................................       5,419
    8,050  ERAC USA Finance Co., 6.35%, 1/15/01.....................       8,090
    5,700  Ingersoll-Rand, 6.39%, 11/15/27..........................       5,807
    5,000  Johnson & Johnson, 8.25%, 11/9/04........................       5,563
    6,700  News America Holdings, 7.75%, 12/1/45....................       7,102
    9,300  Time Warner Entertainment, 8.38%, 3/15/23................      10,834
                                                                       ---------
                                                                          42,815
                                                                       ---------
 Private Placement (1.1%):
    5,000  Cargill, Inc., 7.41%, 6/18/27............................       5,544
                                                                       ---------
 Telecommunications (2.1%):
   10,000  WorldCom, Inc., 9.38%, 11/15/04..........................      10,650
                                                                       ---------
 Transportation (1.1%):
    5,000  Federal Express, 7.60%, 7/1/46...........................       5,419
                                                                       ---------
  Total Corporate Bonds                                                  141,092
                                                                       ---------
 ASSET BACKED SECURITIES (12.6%):
    4,699  EQCC Home Equity Loan Trust, 5.73%, 12/15/08.............       4,634
   10,850  First Plus Home Loan Trust, Series A3, 6.27%, 5/10/13....      10,865
   10,000  First USA Credit Card Master Trust, 5.87%*, 10/17/06.....       9,984
    5,000  First USA Credit Card Master Trust, 6.19%*, 2/17/10......       5,000
    2,685  General Motors Acceptance Corp., 6.50%, 4/15/02..........       2,703
   11,000  Green Tree Financial Corp., 7.20%, 4/15/19...............      11,319
    2,336  Green Tree Home Improvement Loan Trust, 7.85%, 7/15/09...       2,378
    2,930  Lehman FHA--Title 1 Loan Trust, 6.78%, 3/25/08...........       2,944
    5,000  MBNA Master Credit Card Trust, 5.78%*, 2/15/07...........       4,994

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Bond Fund
(Amounts in Thousands)
See notes to financial statements.

 PRINCIPAL                         SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- --------------------------------------------------------   ---------

 ASSET BACKED SECURITIES, CONTINUED:
  $ 1,702  Structured Asset Securities Co., 7.50%, 8/25/26.........   $   1,730
    7,234  The Money Store, 6.00%*, 10/15/27.......................       7,238
                                                                      ---------
  Total Asset Backed Securities                                          63,789
                                                                      ---------
 COLLATERALIZED MORTGAGE OBLIGATIONS (4.4%):
 Federal National Mortgage Assoc. (4.4%):
   15,000  5.75%, 4/15/03..........................................      14,987
    3,928  9.00%, 7/25/20, Series 90-84............................       4,175
    3,215  8.00%, 2/25/21, Series G92-35...........................       3,321
                                                                      ---------
  Total Collateralized Mortgage Obligations                              22,483
                                                                      ---------
 REPURCHASE AGREEMENTS (10.1%):
   50,997  Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $51,762, FNMA ARM's, 6.22%-7.42%, 8/1/25-7/1/34, market
            value--$52,337)........................................      50,997
                                                                      ---------
  Total Repurchase Agreements                                            50,997
                                                                      ---------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (25.8%)
 Commercial Paper (21.9%):
   10,973  Bridgestone/Firestone, 5.80%, 6/1/98....................      10,968
   20,000  Engelhard Corp., 5.77%, 6/1/98..........................      19,990
 Commercial Paper, continued:
  $15,871  Glencore Asset Funding, 5.63%, 6/3/98..................   $  15,799
   10,035  KZH Holding Corp., 5.63%, 6/18/98......................      10,001
   25,000  McKesson Corporation, 5.70%, 6/1/98....................      24,988
    9,000  Mitsubishi Motors Credit, 5.69%, 6/15/98...............       8,953
   20,000  PHH Corp., 5.66%, 6/10/98..............................      19,956
                                                                     ---------
                                                                       110,655
                                                                     ---------
 Floating Rate Note (2.0%):
   10,000  Bankers Trust, 5.64%, 9/11/98..........................       9,996
                                                                     ---------
 Repurchase Agreements (1.9%):
    9,621  Paine Webber, 5.68%, 6/1/98, (See Significant
            Accounting Policies, Lending Portfolio Securities in
            the Notes to Financial Statements for collateral).....       9,621
                                                                     ---------
  Total Short Term Securities Purchased with Collateral                130,272
                                                                     ---------
  Total Investments (Cost $657,809)(a)--131.1%                         662,945
  Liabilities in excess of other assets (31.1)%                       (157,260)
                                                                     ---------
  Total Net Assets--100.0%                                           $ 505,685
                                                                     =========

-------
* Variable rate securities having liquidity sources through bank letters of credit or other credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at May 31, 1998.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $93. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...................................... $ 6,549
          Unrealized depreciation......................................  (1,506)
                                                                        -------
          Net unrealized appreciation.................................. $ 5,043
                                                                        =======

(b) On May 31, 1998, the total cost of investments purchased on a when-issued basis was $32,636.
(c) All or a portion of this security has been loaned at May 31, 1998.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Municipal Bond Fund
(Amounts in Thousands, except Shares)
Continued

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS (98.3%):
 Arizona (3.8%):
  $ 2,825  Phoenix, 5.00%, 7/1/08...................................   $  2,949
    2,000  Tempe, 5.00%, 7/1/04.....................................      2,085
                                                                       --------
                                                                          5,034
                                                                       --------
 Colorado (1.6%):
    1,000  Arapahoe County School District, # 005, Cherry Creek,
            5.50%, 12/15/01.........................................      1,049
    1,000  Jefferson County School District, 5.25%, 12/15/05........      1,059
                                                                       --------
                                                                          2,108
                                                                       --------
 Connecticut (6.8%):
    1,770  Clean Water Fund, 6.38%, 6/1/05..........................      2,005
    1,000  Stamfort, 5.00%, 7/15/08.................................      1,053
    1,880  State, 5.00%, 3/15/07....................................      1,962
    2,000  State Special Tax Obligation, 5.38%, 9/1/08..............      2,148
    1,825  State, PCR, 5.50%, 3/1/06................................      1,971
                                                                       --------
                                                                          9,139
                                                                       --------
 Delaware (3.4%):
    1,250  Delaware Transportation Authority, 6.00%, 7/1/06.........      1,383
    2,000  State, 5.00%, 5/1/04.....................................      2,080
    1,000  Transportation Authority, 7.80%, 7/1/04..................      1,135
                                                                       --------
                                                                          4,598
                                                                       --------
 Florida (8.8%):
      135  Board of Education Capital Outlay, 9.13%, 6/1/14.........        191
    2,000  Board of Education, Series G, 6.90%, 5/1/03, ETM.........      2,241
    1,000  Dade County, 6.00%, 7/15/04..............................      1,095
    1,630  Dade County School District, 6.50%, 2/15/06..............      1,856
    1,000  Gulf Breeze, Revenue, 4.80%, 12/1/17.....................        980
    2,000  Jacksonville, 6.00%, 10/1/05.............................      2,203
    1,000  Jacksonville Electric & Water Authority Revenue, 5.00%,
            10/1/03.................................................      1,040
    1,000  State Department of Transportation Right-of-Way, 6.00%,
            7/1/07..................................................      1,121
    1,000  Tampa Sports Authority Revenue, 6.00%, 1/1/06............      1,105
                                                                       --------
                                                                         11,832
                                                                       --------
 Georgia (2.7%):
    1,200  Fayette County School District, G.O., 6.25%, 3/1/04......      1,334
    2,000  State, 6.60%, 4/1/05.....................................      2,270
                                                                       --------
                                                                          3,604
                                                                       --------
 Guam (1.2%):
  $ 1,505  Government Highway Revenue, Series A, 5.90%, 5/1/02......   $  1,605
                                                                       --------
 Idaho (1.4%):
    1,560  Canyon County School District, G.O., MBIA, 8.13%,
            7/30/03.................................................      1,847
                                                                       --------
 Kansas (0.9%):
    1,000  Department of Transportation & Highway, 7.25%, 3/1/04....      1,159
                                                                       --------
 Kentucky (3.3%):
    3,000  Turnpike Authority, 6.50%, 7/1/07........................      3,457
    1,000  Turnpike Authority, Economic Development, Refunding
            Bonds, 5.00%, 7/1/02....................................      1,034
                                                                       --------
                                                                          4,491
                                                                       --------
 Maryland (5.6%):
    1,150  Howard County, Series A, 5.00%, 2/15/08..................      1,205
    4,000  Montgomery County, 5.00%, 5/1/03.........................      4,159
    1,000  Montgomery County, 5.70%, 7/1/05.........................      1,088
    1,000  Montgomery County, Series A, 5.38%, 5/1/06...............      1,071
                                                                       --------
                                                                          7,523
                                                                       --------
 Massachusetts (0.8%):
    1,000  State, 5.75%, 8/1/08.....................................      1,105
                                                                       --------
 Minnesota (7.2%):
    1,000  Minneapolis, 6.05%, 4/1/03...............................      1,085
    1,000  North Saint Paul Maplewood, 6.88%, 2/1/15, Prerefunded
            2/1/05 @100.............................................      1,158
    3,000  Northern Municipal Power Agency, 7.25%, 1/1/16...........      3,116
    1,000  Public Facilities Water & Pollution, 6.50%, 3/1/03.......      1,104
    2,000  Public Facilities Water & Pollution, 5.00%, 3/1/06.......      2,098
    1,000  State, 6.00%, 5/1/06.....................................      1,114
                                                                       --------
                                                                          9,675
                                                                       --------
 Missouri (3.7%):
    1,535  Kansas City, G.O., 6.00%, 2/1/04.........................      1,673
      495  State Environmental Energy, Water Pollution Control,
            7.00%, 10/1/10..........................................        538
    1,545  State Environmental Improvements, 6.00%, 1/1/07..........      1,746
    1,000  State G.O., Series A, 6.00%, 4/1/02......................      1,070
                                                                       --------
                                                                          5,027
                                                                       --------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Municipal Bond Fund
(Amounts in Thousands, except Shares)
Continued

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                          DESCRIPTION                           VALUE
 --------- ---------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 New Mexico (2.6%):
  $1,000   Albuquerque Water & Sewer, 6.00%, 7/1/05.................   $  1,101
   1,000   Albuquerque Water & Sewer, 6.00%, 7/1/07.................      1,116
   1,200   Albuquerque, G.O., Series A, 5.00%, 7/1/04...............      1,253
                                                                       --------
                                                                          3,470
                                                                       --------
 New York (3.7%):
   1,000   Municipal Assistance Corp., 6.00%, 7/1/04................      1,094
   2,000   New York City, G.O., 8.00%, 4/1/03, AMBAC................      2,325
   1,365   New York City, Transitional Financial Authority Revenue,
            5.50%, 8/15/07..........................................      1,476
                                                                       --------
                                                                          4,895
                                                                       --------
 North Carolina (3.1%):
   3,000   Mecklenburg County, G.O., 5.10%, 3/1/05..................      3,143
   1,000   State School Improvements, 5.10%, 3/1/05.................      1,050
                                                                       --------
                                                                          4,193
                                                                       --------
 Ohio (6.3%):
   1,000   Cleveland, 5.50%, 8/1/06.................................      1,074
   1,020   Cleveland School District, 8.00%, 12/1/01, Callable
            12/1/97 @100............................................      1,151
   1,000   Columbus Refund Bond, Series B, 5.25%, 5/15/08...........      1,068
   1,000   State Highway Improvements, 5.00%, 5/1/06................      1,044
   1,000   State Refund Infrastructure Improvements, Series R,
            5.45%, 9/1/03...........................................      1,064
   1,715   State Water Revenue Bonds, 6.00%, 6/1/07.................      1,910
   1,110   University of Cincinnati, General Receipts, Series T,
            5.50%, 6/1/11...........................................      1,196
                                                                       --------
                                                                          8,507
                                                                       --------
 Oklahoma (2.3%):
   2,865   State Turnpike Authority, Series A, 5.90%, 1/1/03,
            Callable 7/1/02 @ 102...................................      3,062
                                                                       --------
 Oregon (5.9%):
   1,000   Deschutes & Jefferson School District, G.O., 6.00%,
            6/1/03..................................................      1,091
   1,435   Lane County School District, G.O., 6.00%, 1/1/04.........      1,562
   1,500   Portland, 5.00%, 6/1/04..................................      1,564
   1,220   Washington County School District, 7.80%, 6/1/04.........      1,447
   2,000   Washington County, Refunding Bonds, 5.75%, 10/1/08.......      2,216
                                                                       --------
                                                                          7,880
                                                                       --------
 Puerto Rico (6.0%):
  $1,000   6.50%, 7/1/04, MBIA.......................................   $  1,124
   5,000   Electric Power Authority, 6.50%, 7/1/06...................      5,749
   1,000   University of Puerto Rico, 6.25%, 6/1/07..................      1,141
                                                                        --------
                                                                           8,014
                                                                        --------
 Rhode Island (0.9%):
   1,130   State, 5.00%, 8/1/06......................................      1,179
                                                                        --------
 South Carolina (1.7%):
   2,095   Cherokee County, 5.50%, 3/1/05............................      2,242
                                                                        --------
 Tennessee (5.4%):
   1,290   Memphis, G.O., 6.00%, 11/1/03.............................      1,404
   1,435   Metro Government Nashville County, 5.25%, 5/15/07.........      1,518
   2,000   Shelby, G.O., 5.00%, 8/1/06...............................      2,088
   2,000   State, G.O., 6.00%, 5/1/05................................      2,210
                                                                        --------
                                                                           7,220
                                                                        --------
 Texas (1.6%):
   1,000   Dallas County, 5.00%, 8/15/04.............................      1,046
   1,000   Dallas, G.O., 6.13%, 2/15/07, Prerefunded 2/15/03 @ 100...      1,082
                                                                        --------
                                                                           2,128
                                                                        --------
 Utah (1.6%):
   2,000   State Highway Improvements, 5.50%, 7/1/04.................      2,143
                                                                        --------
 Vermont (1.1%):
   1,355   Burlington Electric Revenue Bond, 6.00%, 7/1/07...........      1,506
                                                                        --------
 Virginia (0.8%):
   1,000   Newport News, 5.00%, 3/1/05...............................      1,044
                                                                        --------
 Washington (1.5%):
   1,000   King County, 6.10%, 12/1/01...............................      1,002
   1,000   Seattle, 5.00%, 12/1/03...................................      1,042
                                                                        --------
                                                                           2,044
                                                                        --------
 Wisconsin (2.6%):
   2,000   Milwaukee, 6.00%, 2/1/07..................................      2,233
   1,170   State Public Improvements, 5.25%, 5/1/07..................      1,237
                                                                        --------
                                                                           3,470
                                                                        --------
 Total Municipal Bonds                                                   131,744
                                                                        --------

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Municipal Bond Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 INVESTMENT COMPANIES (0.3%):
  437,589  Provident Institutional Muni Cash Fund....................   $    438
                                                                        --------
  Total Investment Companies                                                 438
                                                                        --------
  Total Investments (Cost $129,304)(a)--98.6%                            132,182
  Other assets in excess of liabilities 1.4%                               1,882
                                                                        --------
  Total Net Assets--100.0%                                              $134,064
                                                                        ========

-------
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation....................................... $3,014
          Unrealized depreciation.......................................   (136)
                                                                         ------
          Net unrealized appreciation................................... $2,878
                                                                         ======

AMBAC--American Municipal Bond Assurance Corp.
ETM--Escrowed to Maturity
G.O.--General Obligation
MBIA--Municipal Bond Insurance Association
PCR--Pollution Control Revenue

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Michigan Municipal Bond Fund
(Amounts in Thousands, except Shares)
Continued

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 MUNICIPAL BONDS (99.0%):
 Michigan (91.7%):
  $1,850   Avondale School District, 5.80%, 5/1/07, Callable 5/1/02 @
            102......................................................   $  1,977
  1,000    Birmingham School District, 5.5%, 11/1/04.................      1,070
  1,380    Byron Center Public Schools, G.O., 8.25%, 5/1/08, MBIA....      1,785
  1,380    Byron Center Public Schools, G.O., 8.25%, 5/1/09, MBIA....      1,823
  1,285    Chippewa Valley School District, Refunding Bonds, 6.00%,
            5/1/08...................................................      1,439
   1,000   Chippewa Valley School District, 7.00%, 5/1/11,
            Prerefunded 5/1/01 @ 102.................................      1,098
   2,375   Chippewa Valley School District, G.O., 7.80%, 5/1/01......      2,621
   1,000   Clarkston Commerce Schools, 6.25%, 5/1/05.................      1,114
   1,155   Clarkston Community Schools, Refunding Bonds, 5.00%,
            5/1/08...................................................      1,203
   1,150   Clarkston County Schools, G.O., 6.00%, 5/1/04.............      1,255
   1,600   Comprehensive Transportation, Series B, 5.40%, 5/15/01....      1,660
   1,100   Dearborn School District, 8.38%, 5/1/01, Prerefunded
            5/1/00 @ 102.............................................      1,209
   1,065   Detroit, 5.50%, 5/1/03....................................      1,122
   1,415   Detroit, Refunding Bonds, 5.50%, 4/1/07...................      1,519
   1,000   Detroit, 5.50%, 4/1/08....................................      1,076
   1,600   Detroit, 6.25%, 7/15/11...................................      1,840
   2,000   Detroit Revenue Bonds, G.O., 5.25%, 5/1/08, AMBAC.........      2,115
   1,275   Detroit Sewage Disposal, 6.20%, 7/1/02, Prerefunded
            7/1/01@ 102..............................................      1,380
   2,500   Detroit Sewage Disposal, 6.00%, 7/1/07....................      2,775
   1,000   Detroit Sewage Disposal Revenue, 6.00%, 7/1/10............      1,128
   1,000   Detroit Sewage Disposal Revenue, Series B, 6.00%, 7/1/09..      1,124
   1,000   Detroit Water, 6.50%, 7/1/15, FGIC........................      1,188
   2,000   Detroit Water Supply System, 5.40%, 7/1/10................      2,145
   2,250   Detroit Water Supply Systems, Series B, 5.55%, 7/1/12,
            MBIA.....................................................      2,422
   1,375   East Lansing Building Authority, 6.90%, 10/1/11...........      1,452
   1,350   Ecorse Public School, 6.50%, 5/1/07.......................      1,554
   2,250   Farmington, 5.00%, 5/1/03.................................      2,329
   1,000   Farmington, 5.00%, 5/1/06.................................      1,040
   1,110   Flint, 6.00%, 11/1/04.....................................      1,220
   1,125   Goodrich Area School District, G.O., 7.65%, 5/1/11,
            Callable 5/1/05 @ 102, MBIA..............................      1,368
   1,000   Grand Haven Electric, 5.20%, 7/1/06, MBIA.................      1,054
   1,235   Grand Haven Public Schools, G.O., 7.00%, 5/1/07, Callable
            5/1/03 @ 102.............................................      1,462
  $2,655   Grand Ledge Public School District, 5.25%, 5/1/09.........   $  2,828
   1,250   Grand Ledge Public School District, G.O., 5.45%, 5/1/11,
            MBIA.....................................................      1,336
   2,400   Grand Rapids Public Schools, 8.00%, 5/1/99................      2,491
   1,925   Grand Rapids School District, G.O., 5.00%, 5/1/06,
            Callable 5/1/01 @ 102....................................      1,990
   1,200   Grand Rapids, G.O., 6.50%, 5/1/00.........................      1,256
   1,000   Grand Valley, Michigan State, 7.88%, 10/1/08..............      1,033
   1,500   Greater Detroit Resources Recovery, 6.25%, 12/13/08.......      1,703
   1,000   Hartland School District, G.O., 5.35%, 5/1/03.............      1,051
   1,570   Holland Electric, 6.25%, 7/1/01...........................      1,670
     600   Holt School District, G.O., 8.75%, 5/1/00.................        652
     600   Holt School District, G.O., 8.75%, 5/1/01.................        674
   1,525   Housing Development Authority, AMT, 5.75%, 10/1/04........      1,637
   1,000   Housing Development Authority, Series A, 6.45%, 6/1/04,
            Callable 6/1/02 @ 102....................................      1,075
   1,000   Huron Valley School District, 5.75%, 5/1/06...............      1,091
   2,000   Kalamazoo Hospital Authority, 6.25%, 7/1/04, Callable
            7/1/99 @ 100.............................................      2,048
   1,015   Kalamazoo Hospital Authority, Bronson Hospital, 5.63%,
            5/15/01..................................................      1,057
   1,000   Kalamazoo Hospital Finance Authority, 5.63%, 7/1/00.......      1,033
   2,000   Kalamazoo Hospital Finance Authority, Borgess Medical
            Center, 6.13%, 7/1/07, FGIC..............................      2,155
   2,000   Kalamazoo Hospital Finance Authority, Borgess Medical
            Center, Series A, 6.00%, 6/1/03..........................      2,155
   1,440   Kalamazoo Hospital Finance Authority, Bronson Hospital,
            5.88%, 5/15/03...........................................      1,539
   1,000   Kalamazoo Public Library, 5.20%, 5/1/11...................      1,053
   1,650   Kalamazoo, G.O., 6.20%, 10/1/06, Callable 10/1/02 @ 101.5.      1,786
   1,300   Kenowa Hills, G.O., 5.50%, 5/1/04.........................      1,385
   1,120   Kent County, 8.00%, 12/1/98...............................      1,145
   1,250   Kent County Building Authority, 6.00%, 12/1/09............      1,289
   5,000   Kent County Hospital Authority, Butterworth Hospital,
            Series A, 7.25%, 1/15/13.................................      6,250
   3,000   Kent County, G.O., 5.00%, 11/1/06.........................      3,124
   1,000   Kent Hospital Finance Authority, Revenue Bonds, 5.10%,
            1/15/07..................................................      1,038
     500   Kentwood School District, 5.90%, 5/1/04, Prerefunded
            5/1/02 @ 102.............................................        540

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Michigan Municipal Bond Fund
(Amounts in Thousands, except Shares)
Continued

  SHARES
    OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 MUNICIPAL BONDS, CONTINUED:
 Michigan, continued:
  $  500   Kentwood School District, 5.90%, 5/1/04...................   $    538
   2,000   Lake Orion County School District, G.O., 7.00%, 5/1/20,
            Prerefunded 5/1/05 @101..................................      2,348
   1,000   Lansing Building Authority, 6.00%, 6/1/04.................      1,056
   1,000   Lansing Michigan Light, G.O., 6.00%, 10/1/02..............      1,073
   2,000   Lansing School District, G.O., 6.88%, 5/1/09, Callable
            5/1/05 @100..............................................      2,305
   1,335   Lansing, G.O., 6.00%, 1/1/07..............................      1,477
   1,000   Livonia School District, G.O., 6.35%, 5/1/04, Callable
            5/01/02 @102.............................................      1,094
   1,000   Local Government Loan Program, 6.20%, 5/1/04..............      1,100
   1,000   Michigan State University, Series A, 5.70%, 8/15/03,
            Callable 8/15/02 @101....................................      1,070
   2,075   Mona Shores School District, G.O., 6.75%, 5/1/09..........      2,477
   2,515   Mount Pleasant School District, 5.75%, 5/1/05.............      2,726
   2,000   Municipal Bond Authority, 6.25%, 5/15/00..................      2,090
   1,000   Municipal Bond Authority, Detroit Schools State Aid,
            6.70%, 11/1/99...........................................      1,028
   1,000   Municipal Bond Authority, Local Government Program, 6.90%,
            5/1/99...................................................      1,040
   1,000   Oakland County Community College, 6.65%, 5/1/11...........      1,106
   1,000   Oakland, University of Michigan, 5.00%, 5/15/05...........      1,038
   1,000   Paw Paw Public School District, G.O., 6.50%, 5/1/09, FGIC.      1,171
   1,000   Plymouth School District, 6.50%, 5/1/05, Callable 5/1/01 @
            101......................................................      1,071
   1,000   Rochester, 5.75%, 5/1/08..................................      1,101
   1,000   Rochester Community School District, 5.25%, 5/1/04........      1,053
   2,000   Rochester School District, 6.30%, 5/1/04, Prerefunded
            5/1/02 @100..............................................      2,153
   2,000   Rochester School District, 5.70%, 5/1/07..................      2,185
   1,000   Rochester School District, 6.50%, 5/1/07, Prerefunded
            5/1/02 @100..............................................      1,084
   1,000   Rochester School District, 6.50%, 5/1/08, Prerefunded
            5/1/02 @100..............................................      1,084
   1,135   Rockford School District, 5.75%, 5/1/07, Callable 5/1/02
            @102.....................................................      1,210
     400   Rockford School District, Refunding Bonds, 6.00%, 5/1/07..        446
   2,260   Romeo Community School District, 5.25%, 5/1/06............      2,390
  $2,120   Royal Oak Hospital Financial Authority, William Beaumont
            Hospital, Series G, 6.00%, 11/15/02......................   $  2,266
   1,130   South Lyon Community Schools, 5.375%, 5/1/07..............      1,208
     955   St. Johns Public Schools, 5.00%, 5/1/21, FGIC.............        942
   1,000   State Building Authority, 6.25%, 10/1/00..................      1,051
   3,475   State Building Authority, 6.25%, 10/1/03..................      3,818
   1,000   State Building Authority, 7.25%, 10/1/08, Prerefunded
            10/1/99 @100.............................................      1,044
   2,000   State Building Authority Revenue, 5.50%, 10/15/05.........      2,145
   1,020   State Building Authority, Michigan University Adult
            General Hospital, 7.00%, 12/1/08, Prerefunded 12/1/02 @
            100......................................................      1,140
   1,000   State Building Authority, Series II, 6.40%, 10/1/04,
            Callable 10/1/01 @102....................................      1,088
   3,000   State Environmental Protection Program, G.O., 5.50%,
            11/1/05..................................................      3,229
   2,825   State Environmental Protection Program, G.O., 6.25%,
            11/1/07, Prerefunded 11/1/02 @ 102.......................      3,108
   3,250   State Environmental Protection Program, G.O., 6.25%,
            11/1/12..................................................      3,778
     500   State Hospital Authority, Henry Ford, 6.00%, 9/1/11.......        562
   2,000   State Hospital Authority, Henry Ford, 6.00%, 9/1/12,
            AMBAC....................................................      2,233
   1,135   State Hospital Finance Authority, Harper Grace Hospital,
            7.12%, 5/1/09, ETM.......................................      1,304
   1,200   State Hospital Finance Authority, Oakwood Hospital, Series
            A, 5.00%, 11/1/03........................................      1,242
   5,000   State Hospital Finance Authority, Sisters of Mercy, 5.38%,
            8/15/14, MBIA............................................      5,231
   1,000   State Hospital Revenue Bonds, 6.00%, 8/15/02..............      1,065
   1,000   State Housing Development, 6.63%, 10/15/06, Callable
            10/15/02 @103............................................      1,094
   1,055   State Power Agency, 5.70%, 11/1/04........................      1,139
   2,000   State Recreation Program, G.O., 5.75%, 11/1/01............      2,113
   2,000   State South Central Power Agency, 5.80%, 11/1/05..........      2,180
     500   State Trunk Line, 6.80%, 8/15/02, Prerefunded 8/15/99 @
            102......................................................        527
   1,005   State Trunk Line, 6.25%, 11/1/03..........................      1,106
   1,000   State Underground Storage, 6.00%, 5/1/05..................      1,098
   2,000   State Underground Tank Financial Assurance Authority,
            6.00%, 5/1/04............................................      2,180

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Michigan Municipal Bond Fund
(Amounts in Thousands, except Shares)
See notes to financial statements.

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                          VALUE
 --------- ----------------------------------------------------------  --------

 MUNICIPAL BONDS, CONTINUED:
 Michigan, continued:
  $2,165   State, G.O., 5.00%, 12/1/03...............................  $  2,257
   3,000   Strategic Fund (Detroit Edison), 7.00%, 7/15/08...........     3,596
   2,000   Strategic Fund (Detroit Edison), 6.95%, 5/1/11............     2,435
   5,950   Strategic Fund (Ford), 7.10%, 2/1/06......................     6,980
   1,000   Traverse City Public Schools, 7.00%, 5/1/05, Prerefunded
            5/1/01 @101.5............................................     1,094
     400   Traverse City School District, G.O., 9.00%, 5/1/99........       419
   1,325   Tri County School District, G.O., 6.88%, 5/1/16,
            Prerefunded 5/1/01 @101.50...............................     1,446
   1,000   Troy School District, 7.75%, 5/1/01, Prerefunded 5/1/00 @
            102......................................................     1,089
     500   University of Michigan, 6.00%, 4/1/05.....................       548
   2,000   University of Michigan Hospital Revenue Bonds, 7.00%,
            12/1/21, Prerefunded 12/1/00 @ 102.......................     2,178
   1,000   University of Michigan, Student Fees, 5.00%, 4/1/02.......     1,031
   1,315   University of Michigan, Student Fees, Series A, 6.00%,
            4/1/06...................................................     1,453
   2,000   University of Michigan, Student Fees, Series B, 5.60%,
            4/1/08, Callable 4/1/03 @102.............................     2,140
   1,975   Utica School District, 5.60%, 5/1/05......................     2,116
     285   Wayne County Airport Revenue, AMT, 7.25%, 12/1/10.........       310
   2,000   Wayne County Building Authority, 6.00%, 6/1/07, Callable
            6/1/06 @102..............................................     2,230
   1,985   West Ottawa, 6.00%, 5/1/06................................     2,198
   1,680   Western Michigan School District, 5.90%, 5/1/10, MBIA.....     1,884
     400   Western Michigan University, 5.00%, 11/15/07..............       417
   1,500   Western Michigan University, Series A, 5.40%, 7/15/08,
            Callable 7/15/03 @105....................................     1,581
 $  1,000  Western Township Utilities Authority, 6.00%, 1/1/00......   $  1,033
    1,000  Western Township Utilities Authority, 6.10%, 1/1/01......      1,051
    1,000  Wyandotte City School District, G.O., 6.90%, 5/1/16,
            Prerefunded 5/1/01 @102.................................      1,095
    3,000  Wyandotte Electric Revenue, 6.25%, 10/1/08, MBIA.........      3,428
                                                                       --------
                                                                        228,065
                                                                       --------
 Puerto Rico (6.7%):
    1,000  Commonwealth, Aqueduct & Sewer Authority, 6.00%, 7/1/07,
            MBIA....................................................      1,124
    4,000  Commonwealth, G.O., 6.25%, 7/1/09........................      4,630
    2,000  Commonwealth, G.O., 6.25%, 7/1/10........................      2,330
      500  Commonwealth, G.O., 6.25%, 7/1/12........................        581
    1,250  Electric Power Authority, Series W, 6.50%, 7/1/05, MBIA..      1,422
    1,000  Electric Power Authority, Series Y, 6.50%, 7/1/06, MBIA..      1,150
    4,000  Public Buildings Authority, 5.50%, 7/1/07, FSA...........      4,345
    1,000  University of Puerto Rico, 6.25%, 6/1/07.................      1,141
                                                                       --------
                                                                         16,723
                                                                       --------
 Virgin Islands (0.6%):
    1,340  Public Finance Authority, 7.00%, 10/1/04.................      1,492
                                                                       --------
  Total Municipal Bonds                                                 246,280
                                                                       --------
 INVESTMENT COMPANIES (0.4%):
  961,195  Federated Michigan Tax Free Money Market.................        961
                                                                       --------
  Total Investment Companies                                                961
                                                                       --------
  Total Investments (Cost $234,467)(a)--99.4%                           247,241
  Other assets in excess of liabilities 0.6%                              1,524
                                                                       --------
  Total Net Assets--100.0%                                             $248,765
                                                                       ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $19. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...................................... $12,821
          Unrealized depreciation......................................     (66)
                                                                        -------
          Net unrealized appreciation.................................. $12,755
                                                                        =======

AMBAC--American Municipal Bond Assurance Corp.
AMT--Alternative Minimum Tax
ETM--Escrowed to Maturity
FGIC--Federal Guarantee Insurance Corp.
FSA--Financial Securities Assurance, Inc.
G.O.--General Obligation
MBIA--Municipal Bond Insurance Association

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Conservative Allocation Fund
(Amounts in Thousands, except Shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 COMMON STOCKS (28.1%):
 Apparel/Shoes (0.1%):
     400   Brylane, Inc.(b)...........................................   $    19
                                                                         -------
 Banking (0.2%):
     600   State Street Corp.(c)......................................        41
                                                                         -------
 Broadcasting & Publishing (0.7%):
   1,700   CanWest Global Communications Corp.........................        30
   1,200   Chancellor Media Corp.(b)(c)...............................        50
     400   Clear Channel Communications, Inc.(b)......................        38
                                                                         -------
                                                                             118
                                                                         -------
 Building Products (0.1%):
     800   Royal Group Technologies Ltd.(b)...........................        22
                                                                         -------
 Business Services (1.1%):
     800   Analog Devices, Inc.(b)(c).................................        20
     500   Automatic Data Processing, Inc.............................        32
     800   BA Merchant Services, Inc.(b)..............................        14
     700   Cintas Corp................................................        32
   1,500   Paychex, Inc...............................................        54
   1,200   SunGard Data Systems, Inc.(b)..............................        41
                                                                         -------
                                                                             193
                                                                         -------
 Chemicals (0.3%):
     900   Monsanto Co................................................        50
                                                                         -------
 Commercial Services (0.1%):
     400   Central Parking Corp.(c)...................................        18
                                                                         -------
 Computer Hardware (0.2%):
     700   Sun Microsystems, Inc.(b)(c)...............................        28
                                                                         -------
 Computer Software & Peripherals (3.0%):
   1,800   BMC Software, Inc.(b)......................................        83
   1,100   Cadence Design Systems, Inc.(b)(c).........................        39
     800   Cambridge Technology Partners, Inc.(b).....................        40
     600   CBT Group PLC(b)(c)........................................        30
     900   Cisco Systems, Inc.(b).....................................        68
     250   HBO & Company..............................................        14
   1,000   Microsoft, Inc.(b).........................................        86
   1,600   Parametric Technology Corp.(b).............................        49
   1,400   PeopleSoft, Inc.(b)(c).....................................        61
     450   VERITAS Software Corp.(b)..................................        18
                                                                         -------
                                                                             488
                                                                         -------
 Consumer Goods & Services (0.8%):
     450   Apollo Group, Inc.(b)(c)...................................        14
     500   Clorox Co..................................................        42
     900   Procter & Gamble Co.(c)....................................        76
                                                                         -------
                                                                             132
                                                                         -------
 Correctional Facilities (0.1%):
     400   Corrections Corp. of America(b)............................         9
                                                                         -------
 Cosmetics/Personal Care (0.1%):
     200   Gillette Co................................................        23
                                                                         -------
 Data Processing & Reproduction (0.3%):
     800   Fiserv, Inc.(b)............................................        47
     300   Sterling Commerce, Inc.(b)(c)..............................        12
                                                                         -------
                                                                              59
                                                                         -------
 Diversified Operations (0.5%):
     900   Cognizant Corp.............................................        48
     800   Tyco International Ltd.....................................        44
                                                                         -------
                                                                              92
                                                                         -------
 Educational Services (0.2%):
     975   Sylvan Learning Systems, Inc.(b)...........................        30
                                                                         -------
 Electrical & Electronic (0.8%):
     800   Emerson Electric Co........................................        49
     800   General Electric Co........................................        67
     781   Molex, Inc.................................................        20
                                                                         -------
                                                                             136
                                                                         -------
 Environmental Services (0.2%):
     900   USA Waste Services, Inc.(b)(c).............................        42
                                                                         -------
 Financial Services (2.4%):
     600   American Express Co........................................        61
     800   Associates First Capital Corp..............................        60
     200   CMAC Investment Corp.......................................        12
     800   Concord EFS, Inc.(b).......................................        26
     900   Federal Home Loan Mortgage Corp............................        41
     800   Finova Group, Inc..........................................        44
     300   Household International, Inc.(c)...........................        41
   1,800   MBNA Corp.(c)..............................................        57
     650   Nationwide Financial Services, Inc.........................        28
     700   Newcourt Credit Croup, Inc.................................        34
                                                                         -------
                                                                             404
                                                                         -------
 Food & Beverage (0.2%):
     500   The Coca-Cola Co...........................................        39
                                                                         -------
 Food Products & Services (0.6%):
     800   Bestfoods..................................................        45
   1,500   Safeway, Inc.(b)(c)........................................        55
                                                                         -------
                                                                             100
                                                                         -------
 Funeral Services (0.8%):
   2,500   Service Corp. International................................       103
   1,200   Stewart Enterprises........................................        32
                                                                         -------
                                                                             135
                                                                         -------
 Health & Personal Care (0.1%):
     600   Alberto-Culver Co.(c)......................................        16
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Conservative Allocation Fund
(Amounts in Thousands, except Shares)

  SHARES
    OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------
 COMMON STOCKS, CONTINUED:
 Health Care - Services (0.9%):
     500   Health Care & Retirement Corp.(b)..........................   $    19
   1,950   Health Management Associates, Inc.(b)(c)...................        59
   1,100   HEALTHSOUTH Corp.(b)(c)....................................        31
     500   Quintiles Transnational Corp.(b)(c)........................        24
     600   Total Renal Care Holdings, Inc.(b)(c)......................        18
                                                                         -------
                                                                             151
                                                                         -------
 Hotels & Lodging (0.4%):
     800   Capstar Hotel(b)...........................................        23
   1,200   Marriott International, Class A(c).........................        42
                                                                         -------
                                                                              65
                                                                         -------
 Industrial Goods & Services (0.2%):
     400   United Technologies Corp...................................        38
                                                                         -------
 Insurance (1.8%):
     550   American International Group, Inc..........................        68
     800   Conseco, Inc.(c)...........................................        37
     700   Marsh & McLennan Cos., Inc.................................        61
   1,000   MGIC Investment Corp.(c)...................................        60
   1,725   SunAmerica, Inc.(c)........................................        85
                                                                         -------
                                                                             311
                                                                         -------
 Manufacturing - Consumer Goods (0.3%):
     900   Newell Co..................................................        43
                                                                         -------
 Medical Equipment & Supplies (1.0%):
     900   Guidant Corp...............................................        59
     600   Henry Schein, Inc.(b)......................................        23
     600   Medtronic, Inc.............................................        33
   1,400   Omnicare, Inc.(c)..........................................        49
                                                                         -------
                                                                             164
                                                                         -------
 Office Equipment & Services (0.4%):
     500   Hewlett-Packard Co.........................................        31
     400   Xerox Corp.................................................        41
                                                                         -------
                                                                              72
                                                                         -------
 Oil & Gas (0.6%):
   1,050   Baker Hughes(c)............................................        38
     900   Halliburton Co.............................................        43
     300   Schlumberger Ltd.(c).......................................        23
                                                                         -------
                                                                             104
                                                                         -------
 Oilfield Services & Equipment (0.4%):
     300   Camco International, Inc...................................        21
     400   Cooper Cameron Corp.(b)....................................        24
   1,400   Newpark Resources, Inc.(b).................................        25
                                                                         -------
                                                                              70
                                                                         -------
 Pharmaceuticals (1.9%):
     300   Biovail Corp International(b)(c)...........................        10
     600   Dura Pharmaceuticals, Inc.(b)..............................        16
   1,100   Eli Lilly & Co.............................................        68
     400   Johnson & Johnson(c).......................................        28
     300   Jones Medical Industries, Inc..............................         9
   1,000   Pfizer, Inc................................................       104
   1,500   Warner-Lambert Co..........................................        96
                                                                         -------
                                                                             331
                                                                         -------
 Rental Equipment Furniture (0.1%):
     600   U.S. Rentals, Inc.(b)......................................        19
                                                                         -------
 Resorts & Entertainment (0.6%):
     900   Carnival Cruise Lines......................................        61
     400   Royal Caribbean Cruises Ltd................................        28
     700   Signature Resorts, Inc.(b).................................        11
                                                                         -------
                                                                             100
                                                                         -------
 Retail Stores (2.6%):
     850   Consolidated Stores Corp.(b)...............................        32
     850   Costco Companies, Inc.(b)..................................        49
     500   CVS Corp...................................................        35
     800   Dayton Hudson Corp.........................................        37
     593   Dollar General(c)..........................................        23
   1,050   Home Depot, Inc............................................        83
     600   Linens 'N Things, Inc.(b)..................................        19
     900   Lowe's Cos.(c).............................................        71
   1,400   MSC Industrial Direct Co., Inc.(b).........................        37
     500   Office Depot, Inc.(b)(c)...................................        15
   1,300   Walgreen Co.(c)............................................        46
                                                                         -------
                                                                             447
                                                                         -------
 Savings & Loans Thrift (0.2%):
   1,100   Ocwen Financial Services Corp.(b)..........................        27
                                                                         -------
 Semiconductors (0.6%):
     400   Applied Materials, Inc.(b)(c)..............................        13
     600   Intel Corp.................................................        44
     300   KLA-Tencor Corp.(b)........................................        10
     300   Texas Instruments..........................................        15
     600   Vitesse Semiconductor Corp.(b).............................        15
                                                                         -------
                                                                              97
                                                                         -------
 Technology (0.2%):
     200   Sanmina Corp.(b)...........................................        16
     400   Uniphase Corp.(b)(c).......................................        20
                                                                         -------
                                                                              36
                                                                         -------
 Technology - Software (0.2%):
     700   Visio Corp.(b).............................................        33
                                                                         -------


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Conservative Allocation Fund
(Amounts in Thousands, except Shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   -------
 COMMON STOCKS, CONTINUED:
 Telecommunications - Services & Equipment (2.0%):
    1,000  AirTouch Communications, Inc.(b)(c).......................   $    48
      500  Electric Lightwave(b).....................................         7
    1,200  Lucent Technologies, Inc..................................        83
      500  McLeod USA, Inc.(b).......................................        21
      600  MRV Communications(b).....................................        14
      900  Nextel Communications, Inc., Series A(b)..................        21
      600  Qwest Communications International, Inc.(b)...............        20
      600  Teleport Communications Group, Inc.(b)....................        34
      450  Tellabs, Inc.(b)(c).......................................        31
    1,300  West TeleServices Corp.(b)................................        18
    1,000  WorldCom, Inc.(b)(c)......................................        46
                                                                        -------
                                                                            343
                                                                        -------
 Transportation & Shipping (0.1%):
      500  Kansas City Southern Industries, Inc......................        21
                                                                        -------
 Wholesale Distribution (0.2%):
    1,000  Brightpoint, Inc.(b)(c)...................................        16
      700  Richfood Holdings, Inc....................................        17
                                                                        -------
                                                                             33
                                                                        -------
 Wholesale Distribution - Pharmaceuticals (0.5%):
    1,000  Cardinal Health, Inc......................................        89
                                                                        -------
  Total Common Stocks                                                     4,788
                                                                        -------
 CORPORATE BONDS (20.4%):
 Consumer Goods & Services (1.2%):
 $200,000  Nike, Inc., 6.38%, 12/1/03................................       203
                                                                        -------
 Financial Services (11.8%):
      200  Associates Corp., 6.00%, 4/15/03..........................       199
      171  Banc One Auto Grantor Trust, Series 1997-B, 6.29%,
            7/20/04..................................................       172
      200  Countrywide Home, 6.84%, 10/22/04.........................       206
      500  EQCC Home Equity Loan Trust, 1998-1, A3F, 6.23%, 12/15/12.       500
      500  First Plus Home Loan Trust, Series 1988-2, 6.32%,
            11/10/13.................................................       502
      150  Ford Motor Credit, 8.20%, 2/15/02.........................       160
      175  General Motors Acceptance Corp., 6.38%, 12/1/01...........       176
      100  Salomon Smith Barney, 6.25%, 1/15/05......................        99
                                                                        -------
                                                                          2,014
                                                                        -------
 Food & Household Products (1.4%):
      250  Nabisco, Inc., 6.38%, 2/01/35.............................       246
                                                                        -------
 Foreign Governments (1.1%):
      175  Quebec Province, 13.00%, 10/1/13..........................       187
                                                                        -------
 Industrial (4.2%):
      249  Amoco Canada, 6.75%, 2/15/05.............................        260
      150  Honeywell, Inc., 6.75%, 3/15/02..........................        154
      300  Monsanto Co., 6.11%, 2/03/05.............................        298
                                                                        -------
                                                                            712
                                                                        -------
 Resorts & Entertainment (0.7%):
      105  Time Warner Entertainment, 9.63%, 5/01/02................        117
                                                                        -------
  Total Corporate Bonds                                                   3,479
                                                                        -------
 ASSET BACKED SECURITIES (1.8%):
      101  Banc One Auto Grantor Trust, 6.27%, 11/20/03.............        102
      200  Discover Card Master Trust, 6.05%, 8/18/08...............        200
                                                                        -------
  Total Asset Backed Securities                                             302
                                                                        -------
 COLLATERALIZED MORTGAGE OBLIGATIONS (0.6%):
 Government Agency Backed CMO's (0.6%):
       98  Securitized Asset Sales, Inc., 7.53%, 3/25/24............        100
                                                                        -------
  Total Collateralized Mortgage Obligations                                 100
                                                                        -------
 U.S. TREASURY NOTES (45.1%):
      500  5.88%, 10/31/98..........................................        501
      250  5.75%, 9/30/99...........................................        251
      300  5.50%, 4/15/00(c)........................................        300
    2,115  6.50%, 8/31/01...........................................      2,171
    2,280  6.25%, 2/28/02...........................................      2,328
      125  6.25%, 8/31/02...........................................        128
      650  7.88%, 11/15/04(c).......................................        728
    1,180  7.00%, 7/15/06...........................................      1,282
                                                                        -------
  Total U.S. Treasury Notes                                               7,689
                                                                        -------
 REPURCHASE AGREEMENTS (3.0%):
      514  Prudential Securities, 5.60%, 6/1/98, (Collaterized by
            $519, FNMA ARM, 6.10%, 6/1/27, market value--$527)......        514
                                                                        -------
  Total Repurchase Agreements                                               514
                                                                        -------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (14.3%):
 Repurchase Agreements (14.3%):
    2,429  Paine Webber, 5.68%, 6/1/98, (See Significant Accounting
            Policies, Lending Portfolio Securities in the Notes to
            Financial Statements for collateral description)........      2,429
                                                                        -------
  Total Short Term Securities Purchased with Collateral                   2,429
                                                                        -------
  Total Investments (Cost $18,274)(a)--113.3%                            19,301
                                                                        -------
  Liabilities in excess of other assets (13.3)%                          (2,270)
                                                                        -------
  Total Net Assets--100.0%                                              $17,031
                                                                        =======


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                                       93

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Conservative Allocation Fund
(Amounts in Thousands, except Shares)
-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $5. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation....................................... $1,175
          Unrealized depreciation.......................................   (153)
                                                                         ------
          Net unrealized appreciation................................... $1,022
                                                                         ======

(b) Represents non-income producing securities.
(c) All or part of this security has been loaned at May 31, 1998.



See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS (40.3%):
 Advertising (0.2%):
  17,450   HA-LO Industries, Inc.(b).................................   $    540
                                                                        --------
 Apparel/Shoes (0.1%):
   7,600   Brylane, Inc.(b)..........................................        361
                                                                        --------
 Banking (0.3%):
  12,100   State Street Corp.(c).....................................        834
                                                                        --------
 Broadcasting & Publishing (0.8%):
  29,200   CanWest Global Communications Corp. ......................        515
  20,000   Chancellor Media Corp.(b)(c)..............................        836
   6,550   Clear Channel Communications, Inc.(b)(c)..................        628
   8,350   Consolidated Graphics, Inc.(b)............................        427
                                                                        --------
                                                                           2,406
                                                                        --------
 Building Products (0.1%):
  13,100   Royal Technologies Group Ltd.(b)..........................        353
                                                                        --------
 Business Services (1.9%):
  12,700   Analog Devices, Inc.(b)(c)................................        314
  10,500   Automatic Data Processing, Inc. ..........................        668
  13,700   BA Merchant Services, Inc.(b).............................        247
   7,300   Boron Lepore & Associates(b)..............................        215
  12,600   Cintas Corp. .............................................        576
   8,900   Hagler Bailly, Inc.(b)....................................        245
  13,400   International Telecommunications Data Systems(b)..........        330
   4,400   Metzler Group, Inc.(b)....................................        123
  10,450   NCO Group, Inc.(b)........................................        233
   7,700   Nova Corp.(b).............................................        254
  15,100   Novacare Employee Services(b).............................        132
  24,750   Paychex, Inc. ............................................        891
   8,400   SOS Staffing Services(b)..................................        164
  17,350   Staff Leasing, Inc.(b)(c).................................        494
  21,200   SunGard Data Systems, Inc.(b)(c)..........................        723
                                                                        --------
                                                                           5,609
                                                                        --------
 Commercial Services (0.4%):
   7,400   Central Parking Corp.(c)..................................        332
   8,800   Iron Mountain, Inc.(b)....................................        365
  22,200   Renaissance Worldwide, Inc.(b)(c).........................        418
                                                                        --------
                                                                           1,115
                                                                        --------
 Computer Hardware (0.4%):
  12,100   Apex PC Solutions, Inc.(b)................................        304
   9,500   Insight Enterprises(b)....................................        297
  12,700   Sun Microsystems, Inc.(b)(c)..............................        509
                                                                        --------
                                                                           1,110
                                                                        --------
 Computer Services (0.1%):
   5,700   Quickresponse Services(b).................................        202
                                                                        --------
 Computer Software & Peripherals (4.0%):
  13,600   Aspen Technologies, Inc.(b)...............................        606
  13,300   Axent Technologies(b).....................................        328
  31,400   BMC Software(b)(c)........................................      1,446
  19,200   Cadence Design Systems, Inc.(b)(c)........................        677
  12,700   Cambridge Technology Partners, Inc.(b)....................        637
  11,800   CBT Group(b)(c)...........................................        587
  16,800   Cisco Systems, Inc.(b)....................................      1,271
   4,900   HBO & Company.............................................        283
  12,000   JDA Software Group, Inc.(b)...............................        542
  18,600   Microsoft Inc.(b).........................................      1,577
  29,600   Parametric Technology Corp.(b)(c).........................        907
  17,000   Pegasystems(b)(c).........................................        368
  23,300   PeopleSoft, Inc.(b)(c)....................................      1,018
  28,988   VERITAS Software Corp.(b).................................      1,169
                                                                        --------
                                                                          11,416
                                                                        --------
 Consumer Goods & Services (0.9%):
   8,700   Apollo Group, Inc.(b)(c)..................................        278
  11,100   Clorox Co. ...............................................        927
   6,200   DVI, Inc.(b)..............................................        132
  16,600   Procter & Gamble Co.(c)...................................      1,393
                                                                        --------
                                                                           2,730
                                                                        --------
 Correctional Facilities (0.2%):
   7,100   Corrections Corp. of America(b)...........................        162
  18,600   Wackenhut Corrections Corp.(b)............................        451
   8,400   Youth Services International, Inc.(b).....................         60
                                                                        --------
                                                                             673
                                                                        --------
 Cosmetics/Personal Care (0.2%):
   5,400   Gillette Co. .............................................        632
                                                                        --------
 Data Processing & Reproduction (0.6%):
   7,200   Applied Graphics Technologies, Inc.(b)....................        347
  12,550   Deltek Systems, Inc.(b)...................................        265
  13,900   Fiserv, Inc.(b)...........................................        820
   6,200   Sterling Commerce, Inc.(b)(c).............................        246
                                                                        --------
                                                                           1,678
                                                                        --------
 Diversified Operations (0.8%):
  14,400   Bodycote International(b).................................        295
  19,700   Cognizant Corp. ..........................................      1,050
  17,200   Tyco International Ltd.(c)................................        952
                                                                        --------
                                                                           2,297
                                                                        --------
 Educational Services (0.2%):
  16,950   Sylvan Learning Systems, Inc.(b)..........................        517
                                                                        --------


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                                       95

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 COMMON STOCKS, CONTINUED:
 Electrical & Electronic (0.9%):
  14,700   Emerson Electric(c).......................................   $    893
  16,100   General Electric Co. .....................................      1,342
  13,296   Molex, Inc. ..............................................        347
                                                                        --------
                                                                           2,582
                                                                        --------
 Environmental Services (0.4%):
   8,800   American Disposal Services(b).............................        345
  19,100   USA Waste Services, Inc.(b)(c)............................        901
                                                                        --------
                                                                           1,246
                                                                        --------
 Financial Services (3.8%):
  13,800   American Express Co. .....................................      1,416
  15,000   Associates First Capital Corp. ...........................      1,122
   4,000   CMAC Investment Corp. ....................................        242
  37,550   Concord EFS, Inc.(b)(c)...................................      1,197
  19,100   Federal Home Loan Mortgage Corp. .........................        869
  14,000   Finova Group, Inc.(c).....................................        774
  19,900   Franchise Mortgage Acceptance Co.(b)......................        438
   7,300   Household International(c)................................        988
  20,464   Imperial Credit Industries, Inc.(b).......................        432
  37,200   MBNA Corp.(c).............................................      1,179
   8,650   Metris Cos., Inc.(c)......................................        495
  14,000   Nationwide Financial Services, Inc. ......................        608
  14,200   Newcourt Credit Group, Inc. ..............................        698
  15,800   Sirrom Capital Corp.(c)...................................        421
                                                                        --------
                                                                          10,879
                                                                        --------
 Food & Beverage (0.3%):
   3,900   Panamerican Beverages ADR.................................        132
  10,900   The Coca-Cola Co. ........................................        854
                                                                        --------
                                                                             986
                                                                        --------
 Food Products & Services (0.7%):
  16,000   Bestfoods.................................................        903
  31,000   Safeway, Inc.(b)(c).......................................      1,130
                                                                        --------
                                                                           2,033
                                                                        --------
 Funeral Services (0.9%):
  12,400   Equity Corp. International(b).............................        295
  46,900   Service Corp. International...............................      1,917
  19,000   Stewart Enterprises.......................................        513
                                                                        --------
                                                                           2,725
                                                                        --------
 Health & Personal Care (0.1%):
  10,600   Alberto-Culver Co.(c).....................................        286
                                                                        --------
 Health Care - Services (2.2%):
   7,700   Advanced Health Corp.(b)(c)...............................         96
  23,800   American Oncology Resources, Inc.(b)......................        303
  11,550   Capital Senior Living Corp.(b)............................        149
  10,000   Carematrix Corp.(b)(c)....................................        231
   6,500   Concentra Managed Care, Inc.(b)...........................        152
  11,200   Envoy Corp.(b)(c).........................................        491
   8,000   Health Care & Retirement Corp.(b).........................        310
  33,150   Health Management Assoc.(b)(c)............................        991
   4,100   Healthcare Financial Partners, Inc.(b)....................        201
  21,300   HEALTHSOUTH Corp.(b)(c)...................................        604
  16,600   NCS Healthcare, Inc.(b)(c)................................        479
  31,400   Orthodontic Centers of America, Inc.(b)...................        665
  15,800   Parexel International Corp.(b)(c).........................        474
   8,600   Quintiles Transnational Corp.(b)(c).......................        418
  13,550   Serologicals Corp.(b).....................................        400
  11,600   Total Renal Care Holdings, Inc.(b)(c).....................        356
                                                                        --------
                                                                           6,320
                                                                        --------
 Hotels & Lodging (0.4%):
  12,800   Capstar Hotel(b)(c).......................................        374
  23,000   Marriott International, Class A(c)........................        800
                                                                        --------
                                                                           1,174
                                                                        --------
 Industrial Goods & Services (0.6%):
  15,800   Monsanto Co. .............................................        875
  10,000   United Technologies Corp. ................................        940
                                                                        --------
                                                                           1,815
                                                                        --------
 Insurance (2.4%):
  12,150   American International Group, Inc. .......................      1,504
     800   Annuity and Life Re(b)....................................         18
  15,000   Conseco, Inc.(c)..........................................        699
  14,000   Marsh & McLennan Cos., Inc.(c)............................      1,226
  20,600   MGIC Investment Corp.(c)..................................      1,235
  44,700   SunAmerica, Inc.(c).......................................      2,174
                                                                        --------
                                                                           6,856
                                                                        --------
 Manufactured Housing (0.0%):
   6,750   Modtech, Inc.(b)..........................................        132
                                                                        --------
 Manufacturing-Consumer Goods (0.3%):
  15,300   Newell Cos., Inc. ........................................        738
                                                                        --------
 Medical Equipment & Supplies (1.3%):
   3,000   Cryolife, Inc.(b).........................................         50
  17,900   Guidant Corp. ............................................      1,154
  11,600   Henry Schein, Inc.(b).....................................        447
  10,400   Medquist, Inc.(b).........................................        456
  11,100   Medtronic, Inc.(c)........................................        617
   7,500   Molecular Devices Corp.(b)................................        113
  23,800   Omnicare, Inc.(c).........................................        834
   4,800   Sabratek Corp.(b)(c)......................................        126
   6,500   Schick Technologies(b)(c).................................        120
                                                                        --------
                                                                           3,917
                                                                        --------


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 Office Equipment & Services (0.5%):
   8,300   Hewlett-Packard Co. ......................................   $    516
   8,000   Xerox Corp. ..............................................        822
                                                                        --------
                                                                           1,338
                                                                        --------
 Oil & Gas (0.7%):
  19,600   Baker Hughes(c)...........................................        706
  17,000   Halliburton Co.(c)........................................        805
   6,500   Schlumberger Ltd.(c)......................................        507
                                                                        --------
                                                                           2,018
                                                                        --------
 Oilfield Services & Equipment (0.6%):
   4,600   Camco International, Inc. ................................        321
   6,800   Cooper Cameron Corp.(b)...................................        405
  23,800   IRI International Corp.(b)................................        308
  10,600   Key Energy Group, Inc.(b).................................        174
  24,200   Newpark Resources, Inc.(b)................................        440
  12,200   Omni Energy Services(b)...................................        212
                                                                        --------
                                                                           1,860
                                                                        --------
 Pharmaceuticals (2.5%):
   6,500   Biovail Corp. International(b)(c).........................        221
  27,500   Dura Pharmaceuticals, Inc.(b)(c)..........................        717
  20,000   Eli Lilly & Co. ..........................................      1,229
   8,100   Johnson & Johnson(c)......................................        559
  21,300   Jones Pharma Incorporation(c).............................        655
  20,000   Pfizer, Inc. .............................................      2,095
  26,400   Warner-Lambert Co. .......................................      1,685
                                                                        --------
                                                                           7,161
                                                                        --------
 Records Management (0.0%):
   2,800   Lason, Inc.(b)............................................        114
                                                                        --------
 Rental Equipment/Furniture (0.4%):
  15,400   Rental Service Corp.(b)...................................        400
  14,700   Renter's Choice, Inc.(b)..................................        391
  10,000   US Rentals, Inc.(b).......................................        324
                                                                        --------
                                                                           1,115
                                                                        --------
 Resorts & Entertainment (0.9%):
  17,200   Carnival Cruise Lines.....................................      1,165
  10,700   Family Golf Centers, Inc.(b)(c)...........................        281
   6,700   Royal Caribbean Cruises Ltd.(c)...........................        467
  34,500   Signature Resorts, Inc.(b)(c).............................        535
  14,700   Vistana, Inc.(b)..........................................        312
                                                                        --------
                                                                           2,760
                                                                        --------
 Restaurants (0.2%):
  14,900   Cheesecake Factory(b).....................................        301
  16,900   Landry's Seafood Restaurants(b)...........................        383
                                                                        --------
                                                                             684
                                                                        --------
 Retail Stores (3.2%):
  14,781   Consolidated Stores Corp.(b)(c)...........................        564
  16,300   Costco Companies Inc.(b)..................................        943
  10,500   CVS Corp. ................................................        737
  14,400   Dayton Hudson Corp. ......................................        668
  11,093   Dollar General(c).........................................        423
  20,675   Home Depot, Inc.(c).......................................      1,625
  10,000   Linens 'N Things, Inc.(b).................................        321
  20,100   Lowe's Cos.(c)............................................      1,592
  22,800   MSC Industrial Direct Co.(b)..............................        608
   9,700   Office Depot, Inc.(b)(c)..................................        286
   8,100   Party City Corp.(b).......................................        238
   7,900   The Men's Wearhouse, Inc.(b)..............................        337
  28,300   Walgreen Co.(c)...........................................        996
                                                                        --------
                                                                           9,338
                                                                        --------
 Savings & Loans/Thrift (0.2%):
  18,000   Ocwen Financial Services Corp.(b).........................        439
                                                                        --------
 Semiconductors (0.7%):
  10,600   Applied Materials(b)(c)...................................        339
  11,900   Intel Corp. ..............................................        850
   6,200   KLA Instruments Corp.(b)..................................        210
   6,200   Texas Instruments.........................................        319
  11,200   Vitesse Semiconductor Corp.(b)............................        287
                                                                        --------
                                                                           2,005
                                                                        --------
 Technology (0.6%):
  11,300   Sanmina Corp.(b)(c).......................................        880
  19,450   Technology Solutions Co.(b)...............................        587
   7,200   Uniphase Corp.(b)(c)......................................        367
                                                                        --------
                                                                           1,834
                                                                        --------
 Technology-Software (0.5%):
  30,750   Visio Corp.(b)............................................      1,441
                                                                        --------
 Telecommunications - Services & Equipment (2.6%):
  19,700   AirTouch Communications, Inc.(b)(c).......................        938
   8,900   Electric Lightwave(b).....................................        121
  25,400   Lucent Technologies.......................................      1,803
   8,500   McLeod USA, Inc.(b).......................................        353
   9,900   MRV Communications(b)(c)..................................        230
  17,800   Nextel Communications, Inc., Series A(b)..................        419
  10,850   Pacific Gateway Exchange, Inc.(b).........................        462
   6,000   Philippine Long Distance--Sp ADR..........................        152
  10,200   Qwest Communications International(b)(c)..................        337
  13,600   SmarTalk Teleservices, Inc.(b)(c).........................        250
  11,300   Teleport Communications(b)................................        632
   8,700   Tellabs, Inc.(b)..........................................        598
   8,000   USN Communications, Inc.(b)...............................        104


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 COMMON STOCKS, CONTINUED:
 Telecommunications - Services & Equipment, continued:
  22,900   West TeleServices Corp.(b)................................   $    315
  19,200   WorldCom, Inc.(b).........................................        874
                                                                        --------
                                                                           7,588
                                                                        --------
 Transportation & Shipping (0.2%):
   8,400   Eagle USA Airfreight, Inc.(b).............................        274
   9,800   Kansas City Southern Industries, Inc. ....................        415
                                                                        --------
                                                                             689
                                                                        --------
 Wholesale Distribution (0.4%):
  55,666   Brightpoint, Inc.(b)(c)...................................        880
  11,050   Richfood Holdings, Inc. ..................................        270
                                                                        --------
                                                                           1,150
                                                                        --------
 Wholesale Distribution-Pharmaceuticals (0.6%):
  18,400   Cardinal Health, Inc.(c)..................................      1,640
                                                                        --------
  Total Common Stocks                                                    117,336
                                                                        --------
 FOREIGN COMMON STOCKS (9.6%):
 ARGENTINA (0.1%):
 Oil & Gas Exploration, Production & Services (0.1%):
   9,000   Sociedad Anonima, ADR.....................................        280
                                                                        --------
 AUSTRALIA (0.2%):
 Building Products/Construction (0.0%):
  25,000   Leighton Holdings.........................................         85
                                                                        --------
 Diversified Operations (0.0%):
  16,689   Wesfarmers(b).............................................        135
                                                                        --------
 Pharmaceuticals (0.2%):
  34,500   CSL Ltd.(b)...............................................        232
                                                                        --------
 Real Estate (0.0%):
   6,800   Lend Lease Corp ..........................................        145
                                                                        --------
                                                                             597
                                                                        --------
 AUSTRIA (0.0%):
 Engineering (0.0%):
     800   Va Technologies...........................................        108
                                                                        --------
 BELGIUM (0.2%):
 Diversified Operations (0.1%):
     700   Bel Barco N.V. ...........................................        179
                                                                        --------
 Retail Stores/Catalog (0.1%):
     700   Colruyt SA(b).............................................        449
                                                                        --------
                                                                             628
                                                                        --------
 CANADA (0.2%):
 Computer Software (0.1%):
  13,500   Discreet Logic, Inc.(b)...................................        189
                                                                        --------
 Electronic Components/Instruments (0.1%):
  19,500   CAE Inc. .................................................        163
                                                                        --------
 Manufacturing-Consumer Goods (0.0%):
   7,500   Bombardier, Inc., Class B.................................        193
                                                                        --------
                                                                             545
                                                                        --------
 CHILE (0.0%):
 Telecommunications (0.0%):
   6,500   Cia Telecomunicaciones de Chile SA, ADR...................        144
                                                                        --------
 DENMARK (0.1%):
 Apparel/Shoes (0.0%):
   1,500   Carli Gry International...................................        118
                                                                        --------
 Pharmaceuticals (0.1%):
   1,000   Novo-Nordisk AS--Series B.................................        158
                                                                        --------
                                                                             276
                                                                        --------
 FINLAND (0.2%):
 Computer Software (0.1%):
   1,600   TT Tieto Oy--B Shares.....................................        351
                                                                        --------
 Diversified Operations (0.1%):
   3,600   Huhtamaki Group...........................................        199
                                                                        --------
                                                                             550
                                                                        --------
 FRANCE (1.1%):
 Broadcasting & Publishing (0.1%):
   1,200   Television Francaise......................................        169
                                                                        --------
 Electrical & Electronic (0.2%):
   3,400   Alcatel Alsthom...........................................        727
                                                                        --------
 Electronic Components/Instruments (0.1%):
     400   Le Carbone Lorraine(b)....................................        183
                                                                        --------
 Engineering (0.2%):
   3,840   Altran Technologies SA....................................        786
                                                                        --------
 Machinery & Equipment (0.2%):
   6,200   Sidel SA..................................................        505
                                                                        --------
 Medical Equipment & Supplies (0.1%):
     535   Essilor International.....................................        228
                                                                        --------
 Retail Stores/Catalog (0.2%):
     640   Pinault-Printemps-Redoute.................................        527
                                                                        --------
                                                                           3,125
                                                                        --------
 GERMANY (0.7%):
 Diversified Operations (0.2%):
   8,000   Siemens AG................................................        525
                                                                        --------
 Machinery & Equipment (0.3%):
     850   Mannesmann AG(b)..........................................        791
                                                                        --------


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 FOREIGN COMMON STOCKS, CONTINUED:
 GERMANY, CONTINUED:
 Manufacturing - Consumer Goods (0.2%):
    3,740  Adidas-Salomon AG.........................................   $    660
                                                                        --------
                                                                           1,976
                                                                        --------
 GREECE (0.1%):
 Beverages & Tobacco (0.0%):
    4,000  Hellenic Bottling Co. SA..................................        134
                                                                        --------
 Telecommunications - Services & Equipment (0.1%):
    5,900  Hellenic Telecommunication Organization...................        173
                                                                        --------
                                                                             307
                                                                        --------
 HONG KONG (0.2%):
 Automobiles (0.0%):
  293,000  Qingling Motors Co.(b)....................................        115
                                                                        --------
 Electronic Components/Instruments (0.2%):
   40,500  Johnson Electric Holdings Ltd. ...........................        157
                                                                        --------
 Food Products & Services (0.0%):
  130,000  Ng Fung Hong Ltd.(b)......................................        111
                                                                        --------
 Utilities - Eletrical & Gas (0.0%):
   96,976  Hong Kong & China Gas Co. Ltd.(b) ........................        127
                                                                        --------
                                                                             510
                                                                        --------
 ISRAEL (0.3%):
 Computer Hardware (0.1%):
    8,100  Nice Systems Ltd.(b)......................................        295
                                                                        --------
 Computer Software (0.0%):
    5,200  MEMCO Software(b).........................................        116
                                                                        --------
 Medical Equipment & Supplies (0.1%):
    6,700  ESC Medical Systems(b)(c).................................        187
                                                                        --------
 Pharmaceuticals (0.1%):
    5,900  Teva Pharmaceutical Industries, Ltd. ADR..................        242
                                                                        --------
                                                                             840
                                                                        --------
 ITALY (0.3%):
 Electronic Components/Instruments (0.1%):
    6,500  Gewiss SpA................................................        148
                                                                        --------
 Jewelry (0.1%):
   60,000  Bulgari SpA...............................................        357
                                                                        --------
 Medical Equipment & Supplies (0.1%):
    4,700  Safilo SpA................................................        177
                                                                        --------
 Telecommunications (0.1%):
   45,000  Telecom Italia Mobile SpA.................................        266
                                                                        --------
                                                                             948
                                                                        --------
 JAPAN (1.7%):
 Computer Software (0.2%):
   7,000   TDK Corp. ................................................   $    550
                                                                        --------
 Consumer Electronics (0.1%):
   5,000   Sony Corporation..........................................        422
                                                                        --------
 Electrical & Electronic (0.3%):
   2,600   Keyence Corp. ............................................        313
   6,000   Rohm Co. .................................................        624
                                                                        --------
                                                                             937
                                                                        --------
 Electronic Components/Instruments (0.1%):
  21,000   Omron Corp.(b)............................................        317
                                                                        --------
 Food Products & Services (0.1%):
   7,000   Matsumotokiyoshi..........................................        241
                                                                        --------
 Machinery & Equipment (0.0%):
     600   Union Tool(b).............................................         21
                                                                        --------
 Manufacturing - Consumer Goods (0.4%):
  20,000   Canon.....................................................        475
  35,000   Casio Computer............................................        326
   8,000   Fuji Photo Film Ltd. .....................................        271
                                                                        --------
                                                                           1,072
                                                                        --------
 Office Equipment & Services (0.1%):
  24,000   Ricoh Co. Ltd. ...........................................        259
                                                                        --------
 Pharmaceuticals (0.3%):
  14,000   Sankyo Co. Ltd. ..........................................        337
  23,000   Takeda Chemical Industries................................        595
                                                                        --------
                                                                             932
                                                                        --------
 Toys (0.1%):
   2,700   Nintendo(b)...............................................        252
                                                                        --------
                                                                           5,003
                                                                        --------
 MEXICO (0.2%):
 Beverages & Tobacco (0.1%):
   7,540   Fomento Economico ADR.....................................        248
                                                                        --------
 Diversified Operations (0.1%):
  40,000   Grupo Carso SA de CV......................................        203
                                                                        --------
                                                                             451
                                                                        --------
 NETHERLANDS (0.8%):
 Broadcasting & Publishing (0.1%):
   3,100   Wolters Kluwer N.V. ......................................        436
                                                                        --------
 Commercial Services (0.1%):
   7,920   Getronics N.V. ...........................................        394
                                                                        --------
 Diversified Operations (0.1%):
   8,893   Internatio-Muller NV......................................        321
                                                                        --------



Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------
 FOREIGN COMMON STOCKS, CONTINUED:
 NETHERLANDS, CONTINUED:
 Electronic Components/Instruments (0.1%):
   3,400   Draka Holding.............................................   $    146
                                                                        --------
 Office Equipment & Services (0.4%):
   9,648   Ahrend....................................................        310
  19,600   Oce Van Grinten(b)........................................        824
                                                                        --------
                                                                           1,134
                                                                        --------
                                                                           2,431
                                                                        --------
 NEW ZEALAND (0.0%):
 Appliances & Household Products (0.0%):
  41,819   Fisher & Paykel Industries Ltd. ..........................        120
                                                                        --------
 PORTUGAL (0.2%):
 Telecommunications (0.2%):
  11,000   Portugal Telecom, SA ADR..................................        580
                                                                        --------
 SOUTH AFRICA (0.2%):
 Beverages & Tobacco (0.0%):
   4,500   South African Breweries Ltd.(b)...........................        127
                                                                        --------
 Insurance (0.0%):
   5,000   Liberty Life Association of Africa(b).....................        139
                                                                        --------
 Investment Company (0.2%):
  26,156   Dimension Data Holdings Ltd.(b)...........................        175
                                                                        --------
                                                                             441
                                                                        --------
 SPAIN (0.4%):
 Apparel/Shoes (0.1%):
   9,000   Cortefiel SA(b)...........................................        204
                                                                        --------
 Beverages & Tobacco (0.1%):
  15,000   Tabacalera SA(b)..........................................        324
                                                                        --------
 Commercial Services (0.2%):
  38,970   Prosegur, CIA de Seguridad SA(b)..........................        493
                                                                        --------
                                                                           1,021
                                                                        --------
 SWEDEN (0.5%):
 Building Products/Construction (0.0%):
   6,200   Lindab AB.................................................        119
                                                                        --------
 Industrial Goods & Services (0.2%):
  17,100   Atlas Copco AB--A Shares..................................        496
                                                                        --------
 Metals (0.0%):
   3,300   Assa Abloy AB--Series B...................................        129
                                                                        --------
 Telecommunications (0.2%):
   9,000   Nokia Corp., ADR..........................................        584
                                                                        --------
                                                                           1,328
                                                                        --------
 SWITZERLAND (0.5%):
 Food Products & Services (0.3%):
      345  Nestle SA(b)..............................................   $    740
                                                                        --------
 Pharmaceuticals (0.2%):
      200  Novartis AG...............................................        339
       50  Roche Holdings AG.........................................        516
                                                                        --------
                                                                             855
                                                                        --------
                                                                           1,595
                                                                        --------
 UNITED KINGDOM (1.4%):
 Aerospace/Defense (0.2%):
   55,600  British Aerospace PLC(b)..................................        493
   11,710  Cobham PLC(b).............................................        234
                                                                        --------
                                                                             727
                                                                        --------
 Air Transportation/Related (0.1%):
   45,000  Airtours PLC(b)...........................................        336
                                                                        --------
 Appliances & Household Products (0.0%):
   13,000  DFS Furniture(b)..........................................         54
                                                                        --------
 Computer Software (0.2%):
   15,257  Logica PLC(b).............................................        450
                                                                        --------
 Engineering (0.3%):
  181,067  Halma PLC(b)..............................................        381
   24,000  Siebe PLC.................................................        588
                                                                        --------
                                                                             969
                                                                        --------
 Food Products & Services (0.2%):
   25,000  Compass Group.............................................        489
                                                                        --------
 Machinery & Equipment (0.1%):
   48,000  TT Group PLC(b)...........................................        290
                                                                        --------
 Manufacturing - Consumer Goods (0.1%):
  121,000  Polypipe PLC(b)...........................................        372
                                                                        --------
 Metals (0.1%):
   33,000  Johnson Matthey PLC.......................................        333
                                                                        --------
                                                                           4,020
                                                                        --------
  Total Foreign Common Stocks                                             27,824
                                                                        --------
 PREFERRED STOCKS (0.5%):
 BRAZIL (0.1%):
 Banking (0.1%):
  260,000  Banco Itau SA.............................................        156
                                                                        --------
 GERMANY (0.4%):
 Computer Software (0.2%):
    1,260  Sap AG....................................................        698
                                                                        --------


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                             MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------   --------

 PREFERRED STOCKS, CONTINUED:
 GERMANY, CONTINUED:
 Cosmetics/Personal Care (0.1%):
     190   Wella AG(b)...............................................   $    183
                                                                        --------
 Medical Equipment & Supplies (0.1%):
   1,850   Fresenius.................................................        394
                                                                        --------
                                                                           1,275
                                                                        --------
  Total Preferred Stocks                                                   1,431
                                                                        --------
 RIGHTS FOREIGN SECURITIES (0.0%):
   4,408   Hong Kong & China Gas.....................................        --
                                                                        --------
  Total Rights Foreign Securities                                            --
                                                                        --------
 GOVERNMENT OBLIGATIONS (16.0%):
 Federal National Mortgage Association (4.1%):
  $3,000   8.00%, 2/25/21, Series G92-35.............................      3,099
   6,443   7.00%, 9/1/27.............................................      6,533
   2,414   6.50%, 11/1/27............................................      2,400
                                                                        --------
                                                                          12,032
                                                                        --------
 Government National Mortgage Association (3.1%):
   1,626   6.50%, 9/15/23--12/15/23..................................      1,619
   7,052   7.50%, 8/15/25............................................      7,288
                                                                        --------
                                                                           8,907
                                                                        --------
 U.S. Treasury Bonds (3.7%):
   5,000   7.25%, 8/15/22............................................      5,864
   3,220   6.50%, 11/15/26...........................................      3,494
   1,175   6.38%, 8/15/27(c).........................................      1,262
                                                                        --------
                                                                          10,620
                                                                        --------
 U.S. Treasury Notes (5.1%):
   2,710   6.25%, 3/31/99(c).........................................      2,726
   3,800   5.88%, 8/31/99............................................      3,815
   1,700   6.50%, 8/31/01............................................      1,745
   1,835   7.00%, 7/15/06(c).........................................      1,993
   4,400   6.50%, 10/15/06...........................................      4,641
                                                                        --------
                                                                          14,920
                                                                        --------
  Total Government Obligations                                            46,479
                                                                        --------
 CORPORATE BONDS (24.0%):
 Banking (2.4%):
     500   Continental Bank N.A., 11.25%, 7/1/01.....................        502
   2,600   First Union Lehman Bba 98-C1 A2, 6.56%, 11/18/35..........      2,656
   3,415   Swiss Bank, 7.75%, 9/1/26.................................      3,859
                                                                        --------
                                                                           7,017
                                                                        --------
 Consumer Goods & Services (1.3%):
   3,825   Nike, Inc., 6.38%, 12/1/03................................      3,878
                                                                        --------
 Financial Services (10.6%):
   3,200   Associates Corp., 6.00%, 04/15/03........................      3,188
   2,560   Banc One Auto Grantor Trust, Series 1997--B, 6.29%,
            7/20/04.................................................      2,574
   2,000   Beneficial Corp., 6.77%, 08/26/04........................      2,050
   2,500   Beneficial Corp., 12.88%, 8/01/13, Callable 8/1/97 @
            105.15..................................................      2,653
   3,240   Countrywide Home, 6.84%, 10/22/04........................      3,333
     700   ERAC USA Finance Co., 6.35%, 1/15/01.....................        704
   2,750   Ford Motor Credit Corp., 8.20%, 2/15/02..................      2,939
   3,750   John Deere Capital, 6.35%, 3/15/01.......................      3,782
   3,000   Salomon Smith Barney, 6.25%, 1/15/05.....................      2,966
     268   Sasco 1996, Series 6 C, 7.50%, 8/25/26...................        273
   2,748   Securitized Asset Sales, Inc., 7.53%, 3/25/24............      2,803
   3,215   Travelers Capital II, 7.75%, 12/01/36....................      3,392
                                                                       --------
                                                                         30,657
                                                                       --------
 Food & Household Products (1.0%):
   3,000   Nabisco, Inc., 6.38%, 2/1/35.............................      2,955
                                                                       --------
 Foreign Governments (2.1%):
   3,000   Providence of Saskatchewan, 8.00%, 7/15/04...............      3,292
   2,700   Quebec Province, 13.00%, 10/1/13, Callable 10/1/98 @
            104.75..................................................      2,886
                                                                       --------
                                                                          6,178
                                                                       --------
 Government Agency (1.0%):
   3,000   Federal National Mortgage Corp., 6.86%, 10/16/07.........      3,034
                                                                       --------
 Industrial Goods & Services (3.6%):
   2,700   Honeywell, Inc., 6.75%, 3/15/02..........................      2,771
   3,765   IBM Corp., 6.50%, 1/15/28................................      3,741
   3,200   Northrop-Grumman, 7.88%, 3/1/26..........................      3,624
                                                                       --------
                                                                         10,136
                                                                       --------
 Resorts & Entertainment (0.7%):
   1,850   Timer Warner Entertainment, 9.63%, 5/1/02................      2,070
                                                                       --------
 Utilities-Electric (1.3%):
   3,600   Cajun Electric Power, 9.52%, 3/15/19.....................      3,785
                                                                       --------
  Total Corporate Bonds                                                  69,710
                                                                       --------
 ASSET BACKED SECURITIES (3.1%):
   2,368   Banc One Auto Grantor Trust, 6.27%, 11/20/03.............      2,379
   2,450   Discover Card Master Trust, 6.05%, 8/18/08...............      2,451


Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Balanced Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                          SECURITY                            MARKET
   AMOUNT                          DESCRIPTION                          VALUE
 ---------- --------------------------------------------------------   --------
 ASSET BACKED SECURITIES, CONTINUED:
 $    3,500 First Plus Home Loan Trust, Series A3, 6.27%, 5/10/13...   $  3,504
        726 Lehman Federal Housing Administration, 6.78%, 3/25/08...        730
                                                                       --------
  Total Asset Backed Securities                                           9,064
                                                                       --------
 FLOATING RATE NOTES (1.0%):
 Financial Services (1.0%):
      3,000 Chase Capital, Series II, 6.22%, 2/01/27................      2,933
                                                                       --------
  Total Floating Rate Notes                                               2,933
                                                                       --------
 INVESTMENT COMPANIES (1.1%):
  3,076,414 Parkstone Prime Obligations Fund........................      3,076
                                                                       --------
  Total Investment Companies                                              3,076
                                                                       --------
 REPURCHASE AGREEMENTS (4.3%):
 $   12,616 Prudential Securities, 5.60%, 6/1/98, (Collaterized by
             $12,956, FNMA ARM, 6.24%, 2/1/35, market value-
             $12,956)...............................................     12,616
                                                                       --------
  Total Repurchase Agreements                                            12,616
                                                                       --------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (17.0%):
 Commercial Paper (4.5%):
     13,045 Glencore Asset Funding, 5.63%, 6/4/98...................     12,984
                                                                       --------
 Floating Rate Note (5.2%):
    10,000 Bankers Trust, 5.64%, 9/11/98...........................      9,996
     5,000 Sigma Finance, Inc., 5.69%, 9/9/98......................      5,000
                                                                      --------
                                                                        14,996
                                                                      --------
 Repurchase Agreements (7.3%):
    10,000 FUJI Triparty, 5.65%, 6/1/98, (Collateralized by
            $10,352, U.S. Treasury Note, 8.50%, 2/15/00, market
            value-$10,870).........................................     10,000
    11,607 Paine Webber, 5.68%, 6/1/98, (See Significant Accounting
            Policies, Lending Portfolio Securities in the Notes to
            Financial Statements for collateral)...................     11,607
                                                                      --------
                                                                        21,607
                                                                      --------
  Total Short Term Securities Purchased with Collateral                 49,587
                                                                      --------
  Total Investments (Cost $301,700)(a)--116.9%                         340,056
  Liabilities in excess of other assets (16.9)%                        (49,204)
                                                                      --------
  Total Net Assets--100.0%                                            $290,852
                                                                      ========

-------
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $89. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation...................................... $43,003
          Unrealized depreciation......................................  (4,736)
                                                                        -------
          Net unrealized appreciation.................................. $38,267
                                                                        =======

(b)  Represents non-income producing securities.
(c)  All or part of this security has been loaned at May 31, 1998.


See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------
 COMMON STOCKS (52.7%):
 Advertising (0.3%):
   3,200   HA-LO Industries, Inc.(b)...................................  $    99
                                                                         -------
 Apparel/Shoes (0.2%):
   1,500   Brylane, Inc.(b)............................................       71
                                                                         -------
 Banking (0.3%):
   1,300   State Street Corp.(c).......................................       90
                                                                         -------
 Broadcasting & Publishing (1.4%):
   5,700   CanWest Global Communications Corp. ........................      100
   4,000   Chancellor Media Corp.(b)(c)................................      168
   1,250   Clear Channel Communications, Inc.(b).......................      120
   1,500   Consolidated Graphics, Inc.(b)..............................       77
                                                                         -------
                                                                             465
                                                                         -------
 Building Products (0.2%):
   2,550   Royal Technologies Group Ltd.(b)............................       69
                                                                         -------
 Business Services (3.0%):
   2,500   Analog Devices, Inc.(b)(c)..................................       62
   1,300   Automatic Data Processing, Inc. ............................       83
   2,700   BA Merchant Services, Inc.(b)...............................       49
   1,300   Boron Lepore & Associates(b)................................       38
   2,300   Cintas Corp. ...............................................      105
   1,600   Hagler Bailly, Inc.(b)......................................       44
   2,450   International Telecommunications Data Systems(b)............       60
     800   Metzler Group, Inc.(b)......................................       22
   1,900   NCO Group, Inc.(b)..........................................       42
   1,400   Nova Corp.(b)...............................................       46
   2,800   Novacare Employee Services(b)...............................       25
   4,725   Paychex, Inc. ..............................................      171
   1,600   SOS Staffing Services(b)....................................       31
   3,200   Staff Leasing, Inc.(b)......................................       91
   4,200   SunGard Data Systems, Inc.(b)(c)............................      143
                                                                         -------
                                                                           1,012
                                                                         -------
 Chemicals (0.3%):
   2,100   Monsanto Co. ...............................................      116
                                                                         -------
 Commercial Services (0.6%):
   1,600   Central Parking Corp.(c) ...................................       72
   1,600   Iron Mountain, Inc.(b)......................................       66
   4,100   Renaissance Worldwide, Inc.(b)(c)...........................       77
                                                                         -------
                                                                             215
                                                                         -------
 Computer Hardware (0.5%):
   2,250   Apex PC Solutions, Inc.(b)..................................       57
   1,750   Insight Enterprises(b)......................................       55
   1,500   Sun Microsystems, Inc.(b)(c)................................       59
                                                                         -------
                                                                             171
                                                                         -------
 Computer Services (0.1%):
   1,000   Quickresponse Services(b)...................................       35
                                                                         -------
 Computer Software & Peripherals (5.3%):
   2,550   Aspen Technologies, Inc.(b).................................      114
   2,500   Axent Technologies(b).......................................       62
   4,600   BMC Software(b).............................................      212
   3,800   Cadence Design Systems, Inc.(b)(c)..........................      134
   2,600   Cambridge Technology Partners, Inc.(b)......................      130
   2,400   CBT Group(b)(c).............................................      119
   2,000   Cisco Systems, Inc.(b)......................................      151
     600   HBO & Company...............................................       35
   2,200   JDA Software Group, Inc.(b).................................       99
   2,200   Microsoft, Inc.(b)..........................................      187
   4,400   Parametric Technology Corp.(b)(c)...........................      135
   3,100   Pegasystems(b)(c)...........................................       67
   3,900   PeopleSoft, Inc.(b)(c)......................................      170
   5,475   VERITAS Software Corp.(b)...................................      220
                                                                         -------
                                                                           1,835
                                                                         -------
 Consumer Goods & Services (1.0%):
   1,575   Apollo Group, Inc.(b)(c)....................................       50
   1,300   Clorox Co. .................................................      109
   1,100   DVI, Inc.(b)................................................       23
   2,000   Procter & Gamble Co.(c) ....................................      168
                                                                         -------
                                                                             350
                                                                         -------
 Correctional Facilities (0.4%):
   1,300   Corrections Corp. of America(b).............................       30
   3,400   Wackenhut Corrections Corp.(b)..............................       82
   1,600   Youth Services International, Inc.(b).......................       12
                                                                         -------
                                                                             124
                                                                         -------
 Cosmetics/Personal Care (0.2%):
     600   Gillette Co. ...............................................       70
                                                                         -------
 Data Processing & Reproduction (1.0%):
   1,300   Applied Graphics Technologies, Inc.(b)......................       63
   2,300   Deltek Systems, Inc.(b).....................................       49
   2,700   Fiserv, Inc.(b).............................................      158
   1,300   Sterling Commerce, Inc.(b)(c)...............................       52
                                                                         -------
                                                                             322
                                                                         -------
 Diversified Operations (0.9%):
   3,900   Bodycote International(b)...................................       80
   2,100   Cognizant Corp. ............................................      112
   1,900   Tyco International Ltd. (c).................................      105
                                                                         -------
                                                                             297
                                                                         -------
 Educational Services (0.3%):
   3,300   Sylvan Learning Systems, Inc.(b)............................      101
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------
 COMMON STOCKS, CONTINUED:
 Electrical & Electronic (1.0%):
   1,800   Emerson Electric............................................  $   109
   1,800   General Electric Co. .......................................      150
   2,787   Molex, Inc. ................................................       73
                                                                         -------
                                                                             332
                                                                         -------
 Environmental Services (0.5%):
   1,650   American Disposal Services(b)...............................       65
   2,100   USA Waste Services, Inc.(b)(c)..............................       99
                                                                         -------
                                                                             164
                                                                         -------
 Financial Services (4.5%):
   1,400   American Express Co. .......................................      144
   2,000   Associates First Capital Corp. .............................      150
     700   CMAC Investment Corp. ......................................       42
   7,000   Concord EFS, Inc. (b).......................................      222
   2,100   Federal Home Loan Mortgage Corp. ...........................       96
   2,600   Finova Group, Inc.(c).......................................      144
   3,650   Franchise Mortgage Acceptance Co.(b)........................       80
     900   Household International(c)..................................      122
   3,800   Imperial Credit Industries, Inc.(b).........................       80
   4,300   MBNA Corp.(c)...............................................      136
   1,600   Metris Cos., Inc.(c)........................................       92
   2,200   Nationwide Financial Services, Inc. ........................       96
   1,500   Newcourt Credit Group, Inc. ................................       74
   2,900   Sirrom Capital Corp.(c).....................................       77
                                                                         -------
                                                                           1,555
                                                                         -------
 Food & Beverage (0.4%):
   1,000   Panamerican Beverages ADR...................................       34
   1,200   The Coca-Cola Co. ..........................................       94
                                                                         -------
                                                                             128
                                                                         -------
 Food Products & Services (0.7%):
   2,000   Bestfoods...................................................      113
   3,300   Safeway, Inc.(b)(c).........................................      120
                                                                         -------
                                                                             233
                                                                         -------
 Funeral Services (1.4%):
   2,300   Equity Corp. International(b)...............................       55
   7,400   Service Corp. International.................................      302
   3,800   Stewart Enterprises.........................................      103
                                                                         -------
                                                                             460
                                                                         -------
 Health & Personal Care (0.2%):
   1,900   Alberto-Culver Co.(c).......................................       51
                                                                         -------
 Health Care - Services (3.5%):
   1,400   Advanced Health Corp.(b)(c).................................       18
   4,400   American Oncology Resources, Inc.(b)........................       56
   2,100   Capital Senior Living Corp.(b)..............................       27
   1,800   Carematrix Corp.(b)(c)......................................       42
   1,200   Concentra Managed Care, Inc.(b).............................       28
   2,100   Envoy Corp.(b)(c)...........................................       92
   1,700   Health Care & Retirement Corp.(b)...........................       66
   6,550   Health Management Assoc.(b)(c)..............................      194
     700   Healthcare Financial Partners, Inc.(b)......................       34
   2,500   HEALTHSOUTH Corp.(b)(c).....................................       71
   3,100   NCS Healthcare, Inc.(b)(c)..................................       90
   5,800   Orthodontic Centers of America, Inc.(b).....................      123
   2,900   Parexel International Corp.(b)..............................       87
   1,800   Quintiles Transnational Corp.(b)(c).........................       88
   2,550   Serologicals Corp.(b).......................................       75
   2,600   Total Renal Care Holdings, Inc.(b)(c).......................       80
                                                                         -------
                                                                           1,171
                                                                         -------
 Hotels & Lodging (0.5%):
   2,600   Capstar Hotel(b)............................................       76
   2,800   Marriott International, Class A(c)..........................       97
                                                                         -------
                                                                             173
                                                                         -------
 Industrial Goods & Services (0.3%):
   1,000   United Technologies Corp. ..................................       94
                                                                         -------
 Insurance (2.4%):
   1,400   American International Group, Inc. .........................      173
     100   Annuity and Life Re(b)......................................        2
   1,800   Conseco, Inc.(c)............................................       84
   1,700   Marsh & McLennan Cos., Inc. ................................      149
   2,300   MGIC Investment Corp.(c)....................................      138
   5,250   SunAmerica, Inc.(c).........................................      256
                                                                         -------
                                                                             802
                                                                         -------
 Manufactured Housing (0.1%):
   1,200   Modtech, Inc.(b)............................................       24
                                                                         -------
 Manufacturing - Consumer Goods (0.4%):
   3,000   Newell Cos., Inc. ..........................................      145
                                                                         -------
 Medical Equipment & Supplies (1.9%):
     600   Cryolife, Inc.(b)...........................................       10
   2,500   Guidant Corp. ..............................................      161
   2,400   Henry Schein, Inc.(b).......................................       92
   1,900   Medquist, Inc.(b)...........................................       83
   1,300   Medtronic, Inc. ............................................       72
   1,400   Molecular Devices Corp.(b)..................................       21
   4,700   Omnicare, Inc.(c)...........................................      166
     900   Sabratek Corp.(b)(c)........................................       24
   1,200   Schick Technologies(b)......................................       22
                                                                         -------
                                                                             651
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------
 COMMON STOCKS, CONTINUED:
 Office Equipment & Services (0.4%):
   1,100   Hewlett-Packard Co. ........................................  $    68
     800   Xerox Corp. ................................................       83
                                                                         -------
                                                                             151
                                                                         -------
 Oil & Gas (0.7%):
   2,400   Baker Hughes(c).............................................       86
   2,100   Halliburton Co. ............................................      100
     700   Schlumberger Ltd.(c)........................................       55
                                                                         -------
                                                                             241
                                                                         -------
 Oilfield Services & Equipment (1.1%):
     900   Camco International, Inc. ..................................       63
   1,400   Cooper Cameron Corp.(b).....................................       83
   4,350   IRI International Corp.(b)..................................       56
   1,950   Key Energy Group, Inc.(b)...................................       32
   4,700   Newpark Resources, Inc.(b)..................................       86
   2,200   Omni Energy Services(b).....................................       38
                                                                         -------
                                                                             358
                                                                         -------
 Pharmaceuticals (2.8%):
   1,500   Biovail Corp. International(b)(c)...........................       51
   5,200   Dura Pharmaceuticals, Inc.(b)(c)............................      136
   2,300   Eli Lilly & Co. ............................................      141
   1,000   Johnson & Johnson(c)........................................       69
   3,900   Jones Medical Industries, Inc. .............................      120
   2,300   Pfizer, Inc. ...............................................      241
   3,000   Warner-Lambert Co. .........................................      191
                                                                         -------
                                                                             949
                                                                         -------
 Records Management (0.1%):
     500   Lason, Inc.(b)..............................................       20
                                                                         -------
 Rental Equipment Furniture (0.6%):
   2,900   Rental Service Corp.(b).....................................       75
   2,700   Renter's Choice, Inc.(b)....................................       72
   2,000   U.S. Rentals, Inc.(b).......................................       65
                                                                         -------
                                                                             212
                                                                         -------
 Resorts & Entertainment (1.3%):
   2,100   Carnival Cruise Lines.......................................      142
   2,000   Family Golf Centers, Inc.(b)(c).............................       53
   1,300   Royal Caribbean Cruises Ltd. ...............................       91
   6,600   Signature Resorts, Inc.(b)(c)...............................      102
   2,700   Vistana, Inc.(b)............................................       57
                                                                         -------
                                                                             445
                                                                         -------
 Restaurants (0.4%):
   2,750   Cheesecake Factory(b).......................................       56
   3,100   Landry's Seafood Restaurants(b).............................       70
                                                                         -------
                                                                             126
                                                                         -------
 Retail Stores (3.7%):
   2,775   Consolidated Stores(b)......................................      106
   2,000   Costco Companies, Inc.(b)...................................      116
   1,100   CVS Corp. ..................................................       77
   1,800   Dayton Hudson Corp. ........................................       83
   2,250   Dollar General(c)...........................................       86
   2,450   Home Depot, Inc. ...........................................      193
   2,200   Linens 'N Things, Inc.(b)...................................       71
   2,100   Lowe's Cos.(c)..............................................      166
   4,400   MSC Industrial Direct Co.(b)................................      117
   1,800   Office Depot, Inc.(b)(c)....................................       53
   1,600   Party City Corp.(b).........................................       47
   1,450   The Men's Wearhouse, Inc.(b)................................       62
   3,200   Walgreen Co.(c).............................................      113
                                                                         -------
                                                                           1,290
                                                                         -------
 Savings & Loans/Thrift (0.3%):
   3,500   Ocwen Financial Services Corp.(b)...........................       85
                                                                         -------
 Semiconductors (0.7%):
   1,000   Applied Materials(b)(c).....................................       32
   1,300   Intel Corp. ................................................       93
     700   KLA Instruments Corp.(b)....................................       24
     700   Texas Instruments...........................................       36
   2,200   Vitesse Semiconductor Corp.(b)..............................       56
                                                                         -------
                                                                             241
                                                                         -------
 Technology (1.0%):
   2,200   Sanmina Corp.(b)............................................      171
   3,600   Technology Solutions Co.(b).................................      109
   1,400   Uniphase Corp.(b)(c)........................................       71
                                                                         -------
                                                                             351
                                                                         -------
 Technology - Software (0.8%):
   5,650   Visio Corp.(b)..............................................      265
                                                                         -------
 Telecommunications - Services & Equipment (3.2%):
   2,150   AirTouch Communications, Inc.(b)(c).........................      102
   1,800   Electric Lightwave(b).......................................       25
   3,000   Lucent Technologies.........................................      211
   1,800   McLeod USA, Inc.(b).........................................       75
   1,900   MRV Communications(b)(c)....................................       44
   1,900   Nextel Communications, Inc., Series A.......................       45
   2,000   Pacific Gateway Exchange, Inc.(b)...........................       85
   1,500   Philippine Long Distance -Sp ADR............................       38
   2,000   Qwest Communications International(b).......................       66
   2,500   SmarTalk Teleservices, Inc.(b)(c)...........................       46
   1,300   Teleport Communications(b)..................................       73
   1,100   Tellabs, Inc.(b)(c).........................................       76
   1,500   USN Communications, Inc.(b).................................       20
   4,500   West TeleServices Corp.(b)..................................       62

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------

 COMMON STOCKS, CONTINUED:
 Telecommunications - Services & Equipment, continued:
   2,500   WorldCom, Inc.(b)(c)........................................  $   114
                                                                         -------
                                                                           1,082
                                                                         -------
 Transportation & Shipping (0.4%):
   1,600   Eagle USA Airfreight, Inc.(b)...............................       52
   2,100   Kansas City Southern Industries, Inc. ......................       89
                                                                         -------
                                                                             141
                                                                         -------
 Wholesale Distribution (0.7%):
  10,600   Brightpoint, Inc.(b)(c).....................................      167
   2,200   Richfood Holdings, Inc. ....................................       54
                                                                         -------
                                                                             221
                                                                         -------
 Wholesale Distribution - Pharmaceuticals (0.7%):
   2,600   Cardinal Health, Inc. ......................................      232
                                                                         -------
  Total Common Stocks                                                     17,835
                                                                         -------
 FOREIGN COMMON STOCKS (21.4%):
 ARGENTINA (0.1%):
 Oil & Gas Exploration, Production & Services (0.1%):
   1,300   Sociedad Anonima, ADR.......................................       40
                                                                         -------
 AUSTRALIA (0.6%):
 Construction (0.1%):
  13,000   Leighton Holdings...........................................       44
                                                                         -------
 Diversified Operations (0.1%):
   4,274   Wesfarmers Ltd.(b)..........................................       35
                                                                         -------
 Pharmaceuticals (0.3%):
  12,000   CSL Ltd.(b).................................................       81
                                                                         -------
 Real Estate (0.1%):
   1,800   Lend Lease Corp. Ltd.(b)....................................       38
                                                                         -------
                                                                             198
                                                                         -------
 AUSTRIA (0.1%):
 Engineering (0.1%):
     210   Va Technologies.............................................       28
                                                                         -------
 BELGIUM (0.4%):
 Diversified Operations (0.1%):
     150   Barco N.V. .................................................       38
                                                                         -------
 Retail Stores/Catalog (0.3%):
     175   Colrayt SA..................................................      113
                                                                         -------
                                                                             151
                                                                         -------
 CANADA (0.4%):
 Computer Software (0.1%):
   2,500   Discreet Logic, Inc.(b).....................................       35
                                                                         -------
 Electronic Components/Instruments (0.1%):
   6,000   CAE, Inc. ..................................................       50
                                                                         -------

 Manufacturing - Consumer Goods (0.1%):
   1,700   Bombardier, Inc. Class B....................................       44
                                                                         -------
                                                                             129
                                                                         -------
 CHILE (0.1%):
 Telecommunications (0.1%):
   1,700   Telecomunicaciones de Chile SA, ADR.........................       38
                                                                         -------
 DENMARK (0.2%):
 Apparel/Shoes (0.1%):
     400   Carli Gry International.....................................       32
                                                                         -------
 Pharmaceuticals (0.1%):
     250   Novo-Nordisk AS, Series B...................................       39
                                                                         -------
                                                                              71
                                                                         -------
 FINLAND (0.9%):
 Computer Software (0.2%):
     350   TT Tieto Oy-B Shares........................................       77
                                                                         -------
 Diversified Operations (0.2%):
   1,300   Huhtamaki Group.............................................       72
                                                                         -------
 Telecommunications (0.5%):
   2,500   Nokia Corp., ADR............................................      162
                                                                         -------
                                                                             311
                                                                         -------
 FRANCE (2.4%):
 Broadcasting & Publishing (0.1%):
     300   Television Francaise........................................       42
                                                                         -------
 Electrical & Electronic (0.5%):
     850   Alcatel Alstholm............................................      182
                                                                         -------
 Electrical Equipment (0.1%):
     100   Le Carbone Lorraine(b)......................................       46
                                                                         -------
 Engineering (0.7%):
   1,080   Altran Technologies SA......................................      221
                                                                         -------
 Machinery & Equipment (0.4%):
   1,600   Sidel SA....................................................      130
                                                                         -------
 Medical Equipment & Supplies (0.2%):
     135   Essilor International.......................................       58
                                                                         -------
 Retail Stores/Catalog (0.4%):
     165   Pinault-Printemps-Redoute SA................................      136
                                                                         -------
                                                                             815
                                                                         -------
 GERMANY (1.5%):
 Diversified Operations (0.4%):
   2,050   Siemens AG..................................................      135
                                                                         -------
 Machinery & Equipment (0.6%):
     220   Mannesmann AG...............................................      205
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------

 FOREIGN COMMON STOCKS, CONTINUED:
 GERMANY, CONTINUED:
 Manufacturing - Consumer Goods (0.5%):
     965   Adidas-Solomon AG...........................................  $   170
                                                                         -------
                                                                             510
                                                                         -------
 GREECE (0.2%):
 Beverages & Tobacco (0.1%):
   1,000   Hellenic Bottling Co. SA....................................       33
                                                                         -------
 Telecommunications--Services & Equipment (0.1%):
   1,500   Hellenic Telecommunication Organization.....................       45
                                                                         -------
                                                                              78
                                                                         -------
 HONG KONG (0.4%):
 Automobiles (0.1%):
  75,000   Qingling Motors Co.(b)......................................       30
                                                                         -------
 Electrical & Electronic (0.1%):
  10,500   Johnson Electric Holdings Ltd. .............................       40
                                                                         -------
 Food Products & Services (0.1%):
  28,000   Ng Fung Hong Ltd.(b)........................................       24
                                                                         -------
 Utilities--Electrical & Gas (0.1%):
  25,300   Hong Kong & China Gas Co. Ltd.(b)...........................       33
                                                                         -------
                                                                             127
                                                                         -------
 ISRAEL (0.5%):
 Computer Hardware (0.2%):
   1,550   Nice Systems Ltd.(b)........................................       57
                                                                         -------
 Computer Software (0.1%):
   1,000   MEMCO Software(b)...........................................       22
                                                                         -------
 Medical Equipment & Supplies (0.1%):
   1,200   ESC Medical Systems(b)(c)...................................       33
                                                                         -------
 Pharmaceuticals (0.1%):
   1,500   Teva Pharmaceutical Industries, Ltd. ADR....................       62
                                                                         -------
                                                                             174
                                                                         -------
 ITALY (0.7%):
 Electronic Components/Instruments (0.1%):
   1,800   Gewiss SpA..................................................       41
                                                                         -------
 Jewelry (0.2%):
  13,200   Bulgari SpA.................................................       78
                                                                         -------
 Medical Equipment & Supplies (0.1%):
   1,000   Safilo SpA..................................................       38
                                                                         -------
 Telecommunications (0.2%):
  12,000   Telecom Italia Mobile SpA...................................       71
                                                                         -------
                                                                             228
                                                                         -------
 JAPAN (4.0%):
 Computer Software (0.5%):
   2,000   TDK Corp. ..................................................      157
                                                                         -------
 Consumer Electronics (0.3%):
   1,300   Sony Corp. .................................................      110
                                                                         -------
 Electrical & Electronic (0.9%):
     700   Keyence Corp. ..............................................       84
   2,000   Rohm Co. Ltd. ..............................................      208
                                                                         -------
                                                                             292
                                                                         -------
 Electronic Components/Instruments (0.3%):
   6,000   Omron Corp.(b)..............................................       90
                                                                         -------
 Food Products & Services (0.2%):
   2,000   Matsumotokiyoshi............................................       69
                                                                         -------
 Manufacturing - Consumer Goods (0.8%):
   5,000   Canon.......................................................      119
   9,000   Casio Computer..............................................       84
   2,000   Fuji Photo Film Ltd. .......................................       68
                                                                         -------
                                                                             271
                                                                         -------
 Office Equipment & Services (0.2%):
   6,000   Ricoh Co. Ltd. .............................................       65
                                                                         -------
 Pharmaceuticals (0.7%):
   4,000   Sankyo Co. Ltd. ............................................       96
   6,000   Takeda Chemical Industries(b)...............................      155
                                                                         -------
                                                                             251
                                                                         -------
 Toys (0.2%):
     700   Nintendo(b).................................................       65
                                                                         -------
                                                                           1,370
                                                                         -------
 MEXICO (0.4%):
 Beverages & Tobacco (0.2%):
   1,960   Fomento Economico ADR.......................................       65
                                                                         -------
 Diversified Operations (0.2%):
  11,000   Grupo Carso SA de CV........................................       56
                                                                         -------
                                                                             121
                                                                         -------
 NETHERLANDS (1.9%):
 Broadcasting & Publishing (0.3%):
     800   Wolters Kluwer N.V. ........................................      112
                                                                         -------
 Commercial Services (0.3%):
   2,100   Getronics N.V. .............................................      105
                                                                         -------
 Diversified Operations (0.3%):
   2,351   Internatio-Muller N.V. .....................................       85
                                                                         -------
 Electronic Components/Instruments (0.1%):
     885   Draka Holding...............................................       38
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                            DESCRIPTION                           VALUE
 --------- ------------------------------------------------------------  -------

 FOREIGN COMMON STOCKS, CONTINUED:
 NETHERLANDS, CONTINUED:
 Office Equipment & Services (0.9%):
   2,480   Ahrend......................................................  $    80
   5,200   Oce Van Grinten(b)..........................................      218
                                                                         -------
                                                                             298
                                                                         -------
                                                                             638
                                                                         -------
 NEW ZEALAND (0.1%):
 Appliances & Household Products (0.1%):
   8,770   Fisher & Paykel Industries Ltd. ............................       25
                                                                         -------
 PORTUGAL (0.5%):
 Telecommunications (0.5%):
   3,000   Portugal Telecom, SA ADR....................................      158
                                                                         -------
 SOUTH AFRICA (0.3%):
 Beverages & Tobacco (0.1%):
   1,100   South African Breweries Ltd.(b).............................       31
                                                                         -------
 Insurance (0.1%):
   1,300   Liberty Life Association of Africa(b).......................       36
                                                                         -------
 Investment Company (0.1%):
   6,036   Dimension Data Holdings Ltd.(b).............................       40
                                                                         -------
                                                                             107
                                                                         -------
 SPAIN (0.8%):
 Apparel/Shoes (0.2%):
   2,400   Cortefiel SA(b).............................................       54
                                                                         -------
 Beverages & Tobacco (0.2%):
   3,800   Tabacalera SA(b)............................................       82
                                                                         -------
 Commercial Services (0.4%):
   9,500   Prosegur, CIA de Seguridad SA(b)............................      121
                                                                         -------
                                                                             257
                                                                         -------
 SWEDEN (0.6%):
 Building Products/Construction (0.1%):
   1,550   Lindab AB...................................................       30
                                                                         -------
 Industrial Goods & Services (0.4%):
   4,400   Atlas Copco.................................................      128
                                                                         -------
 Metals (0.1%):
     750   Assa Abloy AB, Series B.....................................       29
                                                                         -------
                                                                             187
                                                                         -------
 SWITZERLAND (1.3%):
 Food Products & Services (0.6%):
      90   Nestle SA...................................................      193
                                                                         -------

 Pharmaceuticals (0.7%):
      50   Novartis AG.................................................       85
      15   Roche Holdings AG...........................................      154
                                                                         -------
                                                                             239
                                                                         -------
                                                                             432
                                                                         -------
 UNITED KINGDOM (3.0%):
 Aerospace/Defense (0.5%):
  14,400   British Aerospace PLC(b)....................................      128
   2,720   Cobham PLC(b)...............................................       54
                                                                         -------
                                                                             182
                                                                         -------
 Air Transportation/Related (0.3%):
  11,400   Airtours PLC(b).............................................       85
                                                                         -------
 Appliances & Household Products (0.1%):
   6,000   DFS Furniture Co. PLC(b)....................................       25
                                                                         -------
 Computer Software (0.3%):
   3,929   Logica PLC(b)...............................................      116
                                                                         -------
 Engineering (0.7%):
  46,201   Halma PLC(b)................................................       97
   6,000   Siebe PLC...................................................      147
                                                                         -------
                                                                             244
                                                                         -------
 Food Products & Services (0.4%):
   6,300   Compass Group PLC...........................................      123
                                                                         -------
 Machinery & Equipment (0.2%):
  13,000   TT Group....................................................       78
                                                                         -------
 Manufacturing--Consumer Goods (0.3%):
  31,000   Polypipe PLC................................................       95
                                                                         -------
 Metals (0.3%):
   8,500   Johnson Matthey PLC.........................................       86
                                                                         -------
                                                                           1,034
                                                                         -------
  Total Foreign Common Stocks                                              7,227
                                                                         -------
 PREFERRED STOCKS (1.1%):
 BRAZIL (0.1%):
 Banking (0.1%):
  60,000   Banco Itau SA...............................................       36
                                                                         -------
 GERMANY (1.0%):
 Computer Software (0.5%):
     330   SAP AG......................................................      183
                                                                         -------
 Cosmetics/Personal Care (0.1%):
      50   Wella AG(b).................................................       48
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                            VALUE
 --------- -----------------------------------------------------------   -------

 PREFERRED STOCKS, CONTINUED:
 GERMANY, CONTINUED:
 Medical Equipment & Supplies (0.3%):
      490  Fresenuis AG...............................................   $   104
                                                                         -------
                                                                             335
                                                                         -------
  Total Preferred Stocks                                                     371
                                                                         -------
 CORPORATE BONDS (13.2%):
 Banking (1.5%):
 $    175  First Union Lehman, 6.56%, 11/18/35........................       179
      300  Swiss Bank, 7.75%, 9/1/26..................................       339
                                                                         -------
                                                                             518
                                                                         -------
 Financial Services (4.6%):
      300  Associates Corp., 6.00%, 4/15/03...........................       299
      239  Banc One Auto Grantor Trust, Series 1997-B, 6.29%, 7/20/04.       240
      300  Countrywide Home, 6.84%, 10/22/04..........................       309
      250  Ford Motor Credit Corp., 8.20%, 2/15/02....................       267
      225  Salomom Smith Barney, 6.25%, 1/15/05.......................       222
      200  Travelers Capital II, 7.75%, 12/01/36......................       211
                                                                         -------
                                                                           1,548
                                                                         -------
 Food & Household Products (1.0%):
      350  Nabisco, Inc., 6.38%, 2/1/35...............................       345
                                                                         -------
 Foreign Governments (1.8%):
      320  Providence of Saskatchewan, 8.00%, 7/15/04.................       351
      230  Quebec Province, 13.00%, 10/1/13, Callable 10/1/98 @
            104.75....................................................       246
                                                                         -------
                                                                             597
                                                                         -------
 Government Agency (0.7%):
      225  Federal National Mortgage Corp., 6.86%, 10/16/07...........       228
                                                                         -------
 Industrial (3.2%):
      230  Honeywell, Inc., 6.75%, 3/15/02............................       236
      350  IBM Corp., 6.50%, 1/15/28..................................       348
      115  Monsanto Co., 6.11%, 2/3/05................................       115
      350  Northrop-Grumman, 7.88%, 3/1/26............................       396
                                                                         -------
                                                                           1,095
                                                                         -------

 Resorts & Entertainment (0.4%):
 $    130  Timer Warner Entertainment, 9.63%, 5/1/02...................      145
                                                                         -------
  Total Corporate Bonds                                                    4,476
                                                                         -------
 FLOATING RATE NOTES (0.4%):
 Financial (0.4%):
      130  Chase Capital, Series II, 6.31%*, 2/1/27....................      127
                                                                         -------
  Total Floating Rate Notes                                                  127
                                                                         -------
 ASSET BACKED SECURITIES (1.9%):
      135  Banc One Auto Grantor Trust, 6.27%, 11/20/03................      136
      250  Discover Card Master Trust, 6.05%, 8/18/08..................      250
      270  First Plus Home Loan Trust, Series A3, 6.27%, 5/10/13.......      270
                                                                         -------
  Total Asset Backed Securities                                              656
                                                                         -------
 COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%):
 Government Agency Backed CMO's (1.5%):
 Federal National Mortgage Assoc. (1.0%):
      325  Series G92-35, 8.00%, 2/25/21...............................      336
                                                                         -------
 Securitized Asset Sales, Inc. (0.5%):
      157  7.53%, 3/25/24..............................................      160
                                                                         -------
  Total Collateralized Mortgage Obligations                                  496
                                                                         -------
 U.S. TREASURY NOTES (5.0%):
      500  6.25%, 3/31/99(c)...........................................      503
      730  6.38%, 4/30/99(c)...........................................      735
       35  6.50%, 8/31/01..............................................       36
       50  5.88%, 2/15/04..............................................       51
      325  7.88%, 11/15/04(c)..........................................      364
                                                                         -------
  Total U.S. Treasury Notes                                                1,689
                                                                         -------
 INVESTMENT COMPANIES (1.3%):
  416,266  Parkstone Prime Obligations Fund............................      416
   23,649  Union Bank of California....................................       24
                                                                         -------
  Total Investment Companies                                                 440
                                                                         -------
 RIGHTS - FOREIGN SECURITIES (0.0%):
 Business Services (0.0%):
        1  Hong Kong & China Gas Co. Ltd. .............................      --
                                                                         -------
  Total Rights-Foreign Securities                                            --
                                                                         -------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Aggressive Allocation Fund
(Amounts in Thousands, except Shares)

 SHARES OR
 PRINCIPAL                           SECURITY                           MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- -----------------------------------------------------------  -------
 REPURCHASE AGREEMENTS (2.0%):
  $  686   Prudential Securities, 5.60%, 6/1/98, (Collateralized by
            $692, FNMA CL, 7.00%, 6/1/28, market value-$703)..........  $   686
                                                                        -------
  Total Repurchase Agreements                                               686
                                                                        -------
 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (20.5%):
 Bankers Acceptance Notes (4.4%):
   1,500   Bank of Japan, 5.64%, 6/15/98..............................    1,494
                                                                        -------

      SHARES OR
      PRINCIPAL                       SECURITY                    MARKET
       AMOUNT                        DESCRIPTION                   VALUE
 --------------------------------------------------------------   -------

 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL, CONTINUED:
 Repurchase Agreements (16.1%):
 $             5,429  Paine Webber, 5.68%, 6/1/98, (See
                       Significant Accounting Policies, Lending
                       Portfolio Securities in the Notes to
                       Financial Statements for collateral)....   $ 5,429
                                                                  -------
  Total Short Term Securities Purchased with Collateral             6,923
                                                                  -------
  Total Investments (Cost $35,716)(a)--121.0%                      40,926
  Liabilities in excess of other assets (21.0)%                    (7,110)
                                                                  -------
  Total Net Assets--100.0%                                        $33,816
                                                                  =======

-------
 * Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rates, which will change periodically, are based upon bank prime rates or an index of the market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on May 31, 1998.
(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $9. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

          Unrealized appreciation.............................. $6,099
          Unrealized depreciation..............................   (898)
                                                                ------
          Net unrealized appreciation.......................... $5,201
                                                                ======

(b) Represents non-income producing securities.
(c) All or part of this security has been loaned at May 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Equity Income Fund
(Amounts in Thousands, except Shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------  ---------

 COMMON STOCKS (75.0%):
 Apparel/Shoes (2.5%):
  362,900  Intimate Brands, Inc.(c)..................................  $  10,411
                                                                       ---------
 Banking (4.0%):
  266,600  First Tennessee National Corp.(c).........................      8,465
  142,200  PNC Financial Corp. ......................................      8,212
                                                                       ---------
                                                                          16,677
                                                                       ---------
 Building Products (2.5%):
  182,600  Masco Corp.(c)............................................     10,271
                                                                       ---------
 Consumer Goods & Services (5.6%):
  389,300  Dial Corp.(c).............................................      9,660
  123,700  Ralston Purina Group(c)...................................     13,769
                                                                       ---------
                                                                          23,429
                                                                       ---------
 Electrical & Electronic (3.1%):
  211,200  Emerson Electric Co. .....................................     12,830
                                                                       ---------
 Financial Services (4.9%):
  449,818  MBNA Corp.(c).............................................     14,254
   83,158  PMI Group, Inc.(c)........................................      6,252
                                                                       ---------
                                                                          20,506
                                                                       ---------
 Food Products & Services (3.1%):
   12,370  Agribrands International, Inc.(b)(c)......................        424
  595,900  Flowers Industries, Inc.(c)...............................     12,290
                                                                       ---------
                                                                          12,714
                                                                       ---------
 Industrial Goods & Services (3.0%):
  131,600  United Technologies Corp.(c)..............................     12,370
                                                                       ---------
 Insurance (1.2%):
   51,233  Allstate Corp. ...........................................      4,822
                                                                       ---------
 Machinery & Equipment (2.3%):
  222,000  Snap-On, Inc. ............................................      9,740
                                                                       ---------
 Office Equipment & Services (5.1%):
  267,400  Pitney Bowes, Inc. .......................................     12,568
   85,050  Xerox Corp. ..............................................      8,739
                                                                       ---------
                                                                          21,307
                                                                       ---------
 Oil & Gas (9.5%):
  111,400  Atlantic Richfield Co. ...................................      8,786
  105,700  Mobil Corp................................................      8,245
  272,100  Occidental Petroleum Corp.(c).............................      7,517
  142,500  Royal Dutch Petroleum Co. ................................      7,989
  213,600  Ultramar Diamond Shamrock Corp.(c)........................      6,822
                                                                       ---------
                                                                          39,359
                                                                       ---------

 Pharmaceuticals (10.2%):
  302,000  American Home Products Corp. .............................     14,590
  146,320  Bristol-Myers Squibb Co.(c)...............................     15,731
  190,800  Eli Lilly & Co. ..........................................     11,722
                                                                       ---------
                                                                          42,043
                                                                       ---------
 Real Estate (1.2%):
   95,400  CCA Prison Realty Trust(c)................................      2,987
   54,600  Mack Cali Realty Corp. ...................................      1,966
                                                                       ---------
                                                                           4,953
                                                                       ---------
 Retail Stores (6.1%):
  209,200  J.C. Penney & Co., Inc.(c)................................     15,023
  168,150  Sears Roebuck & Co. ......................................     10,394
                                                                       ---------
                                                                          25,417
                                                                       ---------
 Telecommunications - Services & Equipment (2.1%):
  285,500  Frontier Corp. ...........................................      8,690
                                                                       ---------
 Utilities - Electric (5.3%):
  143,450  Duke Power Co.(c).........................................      8,266
  141,700  Florida Power & Light, Inc.(c)............................      8,706
  127,000  General Public Utility Corp.(c)...........................      4,890
                                                                       ---------
                                                                          21,862
                                                                       ---------
 Utilities - Gas (1.7%):
  124,300  Consolidated Natural Gas Co.(c)...........................      7,031
                                                                       ---------
 Utilities - Water (1.6%):
  223,400  American Water Works, Inc.(c).............................      6,562
                                                                       ---------
  Total Common Stocks                                                    310,994
                                                                       ---------
 PREFERRED STOCKS (8.9%):
 Financial Services (6.7%):
   85,900  Firstplus Times Trust.....................................      3,511
   73,100  Morgan Stanley............................................      7,493
   50,700  SunAmerica, Inc. .........................................      7,212
  301,100  The Money Store, Inc. ....................................      9,183
                                                                       ---------
                                                                          27,399
                                                                       ---------
 Real Estate (0.7%):
  120,500  Glenborough Realty........................................      3,043
                                                                       ---------
 Telecommunications - Services & Equipment (1.0%):
   57,700  AirTouch Communications...................................      4,017
                                                                       ---------
 Utilities - Gas (0.5%):
  111,800  Enron Oil & Gas Corp. ....................................      2,257
                                                                       ---------
  Total Preferred Stocks                                                  36,716
                                                                       ---------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Equity Income Fund
(Amounts in Thousands, except Shares)

  SHARES
    OR
 PRINCIPAL                          SECURITY                            MARKET
  AMOUNT                           DESCRIPTION                           VALUE
 --------- ----------------------------------------------------------  ---------

 CONVERTIBLE BONDS (13.3%):
 Health Care - Services (1.7%):
 $  5,290  Renal Treatment Centers, 5.63%, 7/15/06...................  $   6,917
                                                                       ---------
 Hotels & Lodging (2.2%):
    4,480  Capstar Hotel Corp., 4.75%, 10/15/04......................      3,892
    6,300  Signature Resorts, Inc., 5.75%, 1/15/07...................      5,253
                                                                       ---------
                                                                           9,145
                                                                       ---------
 Industrial Goods & Services (1.3%):
    3,965  Magna International, 5.00%, 10/15/02......................      5,293
                                                                       ---------
 Retail Stores (5.3%):
    9,470  Home Depot, Inc., 3.25%, 10/1/01, Callable 10/1/99 @
            100.81...................................................     16,336
    4,380  The Men's Wearhouse, 5.25%, 3/1/03........................      5,754
                                                                       ---------
                                                                          22,090
                                                                       ---------
 Technology (2.8%):
    4,280  Analog Devices Corp., 3.50%, 12/1/00......................      5,505
    4,350  Solectron Corp., 6.00%, 3/1/06............................      6,052
                                                                       ---------
                                                                          11,557
                                                                       ---------
  Total Convertible Bonds                                                 55,002
                                                                       ---------
 REPURCHASE AGREEMENTS (2.6%):
   10,952  Prudential Securities, 5.60%, 6/1/98, (collateralized by
            $11,064, FNMA ARM, 6.68%, 11/1/27, market value--
            $11,230).................................................     10,952
                                                                       ---------
  Total Repurchase Agreements                                             10,952
                                                                       ---------

 SHORT TERM SECURITIES PURCHASED WITH COLLATERAL (25.1%):
 Commercial Paper (10.7%):
         $ 13,043  KZH Holding Corp., 5.63%, 6/29/98.................   $ 12,976
           15,000  PHH Corp., 5.66%, 6/10/98.........................     14,967
           16,360  Providian Master Trust, 5.75%, 6/1/98.............     16,352
                                                                       ---------
                                                                          44,295
                                                                       ---------
 Floating Rate Note (8.4%):
           10,000  Bankers Trust, 5.64%, 9/11/98.....................      9,996
            5,000  Household CCMT, 5.66%, 1/15/99....................      5,000
           10,000  Merrill Lynch, 5.77%, 6/12/98.....................     10,000
           10,000  Sigma Finance Inc., 5.69%, 9/9/98.................      9,999
                                                                       ---------
                                                                          34,995
                                                                       ---------
 Repurchase Agreements (6.0%):
           24,852  Paine Webber, 5.68%, 6/1/98, (See
                    Significant Accounting Policies, Lending
                    Portfolio Securities in the Notes to
                    Financial Statements for collateral
                    description).....................................     24,852
                                                                       ---------
  Total Short Term Securities Purchased with Collateral                  104,142
                                                                       ---------
  Total Investments (Cost $370,490)(a)--24.8%                            517,806
  Liabilities in excess of other assets (24.8)%                         (103,047)
                                                                       ---------
  Total Net Assets--100.0%                                             $ 414,759
                                                                       =========

-------
(a) Represents cost for federal tax purposes and differs from market value by net unrealized appreciation of securities as follows:

          Unrealized appreciation............................ $150,634
          Unrealized depreciation............................   (3,318)
                                                              --------
          Net unrealized appreciation........................ $147,316
                                                              ========

(b) Represents non-income producing securities.
(c) All or a portion of this security has been loaned at May 31, 1998.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

1. ORGANIZATION:

 The Parkstone Group of Funds (the "Group") was organized on March 27, 1987, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust.

 The Group is authorized to issue an unlimited number of shares without par value. The Group presently offers shares of the Prime Obligations Fund, the U.S. Government Obligations Fund, the Tax-Free Fund, the Treasury Fund (collectively, "the money market funds"), the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International Discovery Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Bond Fund, the Municipal Bond Fund, the Michigan Municipal Bond Fund, the Conservative Allocation Fund, the Balanced Allocation Fund, the Aggressive Allocation Fund, and the Equity Income Fund (collectively, "the variable net asset value funds") (collectively, "the Funds" and individually, a "Fund"). First of America Bank Corporation ("FABC"), the parent of First of America Investment Corp. ("FIC"), recently completed its merger with National City Corporation ("NCC"), the parent corporation of National City Bank. As a result of the merger of FABC into NCC, FIC is a wholly-owned subsidiary of NCC. FIC serves as investment adviser to the Group. In connection with the merger, the Funds changed their fiscal year end to May 31, 1998.

   FUND                         OBJECTIVE
   ----                         ---------
   Prime Obligations Fund.....  To seek current income with liquidity and stability of principal.
   U.S. Government Obligations
   Fund.......................  To seek current income with liquidity and stability of principal.
   Tax-Free Fund..............  To seek as high a level of current interest income free from federal income taxes as is
                                consistent with the preservation of capital and
                                relative stability of principal.
   Treasury Fund..............  To seek current income with liquidity and stability of principal.
   Small Capitalization Fund..  To seek growth of capital by investing primarily in a diversified portfolio of common stock and
                                securities of small- to medium-sized companies.
   Mid Capitalization Fund....  To seek growth of capital by investing primarily in a diversified portfolio of common stocks and
                                securities convertible into common stocks.
   Large Capitalization Fund..  To seek growth of capital by investing in a diversified portfolio of common stocks and
                                securities convertible into common stocks of
   International Discovery      companies with large market capitalization.
   Fund.......................  To seek long-term growth of capital.
   Limited Maturity Bond Fund.  To seek current income as well as preservation of capital by investing in a portfolio of high-
                                and medium-grade fixed-income securities with
   Intermediate Government      remaining maturities of six years or less.
   Obligations Fund..........   To seek current income with preservation of
                                capital by investing in U.S. Government
                                securities with remaining maturities of twelve
   U.S. Government Income       years or less.
   Fund.......................  To provide shareholders with a high level of current income consistent with prudent
                                investment risk.
   Bond Fund..................  To seek current income as well as preservation of capital by investing in a portfolio of high-
                                and medium-grade fixed-income securities.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

          FUND                  OBJECTIVE
          ----                  ---------
   Municipal Bond Fund........  To seek current interest income which is exempt from federal income taxes as well as
   Michigan Municipal Bond      preservation of capital.
   Fund.......................  To seek income which is exempt from federal income tax and Michigan state income and
                                intangibles tax when received by certain
                                Shareholders, and to seek preservation of
   Conservative Allocation      capital.
   Fund.......................  To seek current income and conservation of capital, with a secondary objective of long-term
                                capital growth.
   Balanced Allocation Fund...  To seek current income, long-term capital growth and conservation of capital.
   Aggressive Allocation Fund.  To seek capital appreciation and income growth.
   Equity Income Fund.........  To seek current income by investing in a diversified portfolio of high quality, dividend-
                                paying common stocks and securities convertible
                                into common stocks and growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

  Investments of the money market funds are valued at either amortized cost, as permitted in accordance with Rule 2a-7 under the 1940 Act, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

  Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds and U.S. Government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean between the latest available bid and asked prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in foreign securities in the International Discovery Fund, the Balanced Allocation Fund, and the Aggressive Allocation Fund are valued based on quotations from the primary market in which they are traded. Repurchase Agreements held by the variable net assets funds are shown at original cost, which, combined with accrued interest, approximates market value. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

  SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

  FOREIGN CURRENCY TRANSLATION:

  The market value of investment securities, other assets and liabilities of the International Discovery Fund, the Balanced Allocation Fund, and the Aggressive Allocation Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  The International Discovery Fund, the Balanced Allocation Fund, and the Aggressive Allocation Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

  REPURCHASE AGREEMENTS:

  The Funds may purchase instruments from financial institutions, such as banks and broker-dealers approved by the Board of Trustees, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the collateral, in a segregated account, at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

  REVERSE REPURCHASE AGREEMENTS:

  The Funds may also enter into reverse repurchase agreements, pursuant to which the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers approved by the Board of Trustees, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will maintain assets having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the assets to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

  FORWARD CURRENCY CONTRACTS:

  The Funds may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

  A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held at are recorded for financial reporting purposes as unrealized gains and losses by the Funds. The following forwards were open at May 31, 1998.

                                    CONTRACT
                                     AMOUNT      CONTRACT VALUE  APPRECIATION  DELIVERY
   FORWARD CURRENCY CONTRACTS   (LOCAL CURRENCY)  U.S. DOLLAR   (DEPRECIATION)   DATE
   --------------------------   ---------------- -------------- -------------- --------
   INTERNATIONAL DISCOVERY
    FUND
    Short Contracts
     Belgian Franc.........           702,000       $19,024         $ (80)      6/2/98
     Italian Lire..........        77,137,500        43,778          (130)      6/1/98
                                                                    -----
      Net payable for for-
       ward currency con-
       tracts..............                                         $(210)
                                                                    =====
   BALANCED FUND
    Short Contracts
     Belgian Franc.........            37,800       $ 1,024         $  (4)      6/2/98
     Italian Lire..........         4,632,500         2,629            (8)      6/1/98
                                                                    -----
      Net payable for for-
       ward currency con-
       tracts..............                                         $ (12)
                                                                    =====
   AGGRESSIVE ALLOCATION
    FUND
    Short Contracts
     Belgian Franc.........             8,100       $   220         $  (1)      6/2/98
     Italian Lire..........         1,249,500           709            (2)      6/1/98
                                                                    -----
      Net payable for for-
       ward currency con-
       tracts..............                                         $  (3)
                                                                    =====

  LENDING PORTFOLIO SECURITIES:

  To generate additional income, the Funds, except the Treasury Fund, may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest and dividends on securities lent while simultaneously seeking to earn interest on the investment of collateral.

  When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government Securities, Repurchase Agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying schedules of portfolio investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

  There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

  good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. According to GAAP, a statement of cash flows is presented if the Fund lent out, on average, more than 10% of net assets during the year. Under this guideline, a statement of cash flows is presented for each of the Funds listed below. As of May 31, 1998, the following Funds had securities with the following market values on loan (amounts in thousands):

                                                          MARKET   MARKET VALUE
                                                         VALUE OF   OF LOANED
                                                        COLLATERAL  SECURITIES
                                                        ---------- ------------
  Mid Capitalization Fund..............................  $205,530    $198,701
  Large Capitalization Fund............................   112,934     109,503
  Limited Maturity Bond Fund...........................    46,982      45,646
  Intermediate Government Obligations Fund.............    35,420      34,116
  U.S. Government Income Fund..........................    41,215      39,839
  Bond Fund............................................   131,468     128,456
  Conservative Allocation Fund.........................     2,429       2,365
  Balanced Allocation Fund.............................    50,895      49,211
  Aggressive Allocation Fund...........................     6,923       6,699
  Equity Income Fund...................................   104,142     101,081

  The loaned securities were fully collateralized by cash, U.S. Government securities, short-term corporate notes and repurchase agreements as of May 31, 1998.

  As disclosed in the schedules of portfolio investments the Mid Capitalization, Large Capitalization, Limited Maturity Bond, U.S. Government Income, Bond, Conservative Allocation, Balanced Allocation, Aggressive Allocation and Equity Income Funds collectively, through Union Bank of California, as the leading agent, invested cash collateral in a PaineWebber Repurchase Agreement with an interest rate of 5.68% and a maturity of 6/1/98 which was collateralized by the following securities (amounts in thousands):

   PRINCIPAL                      DESCRIPTION                        MARKET VALUE
   ---------                      -----------                        ------------
   $ 3,461   Collateralized Mortgage Obligation       0.00%  9/23/17   $ 2,955
             Trust
   $22,707   Bear Stearns Secured Investors Trust     0.00%   3/1/19   $17,335
   $ 1,691   Residential Asset Securitization Trust   6.50%  7/25/13   $ 1,701
   $12,343   Independent National Mortgage            7.00%  5/25/26   $12,406
             Corporation
   $   685   Independent National Mortgage            6.93%  5/25/26   $   691
             Corporation
   $ 4,277   Countrywide Mortgage Backed Securities   7.82%  3/25/24   $ 4,440
   $ 2,266   Countrywide Funding Corp.                6.50%  3/25/24   $ 2,222
   $10,420   Residential Asset Securitization Trust   7.50%  9/25/26   $10,648
   $14,053   Residential Asset Securitization Trust   7.63%  9/25/26   $14,298
   $ 8,248   Residential Asset Securitization Trust   8.00% 12/25/26   $ 8,559
   $14,059   Chase Mortgage Finance Corporation       6.45%  5/25/28   $14,059
   $10,350   Chase Mortgage Finance Corporation       6.75%  5/25/28   $ 9,573
   $   452   Chase Mortgage Finance Corporation       6.75%  5/25/28   $   406
   $ 3,423   Chase Mortgage Finance Corporation       7.00%  4/25/25   $ 3,468
   $13,000   Chase Mortgage Finance Corporation       8.00% 12/25/23   $13,369
   $11,103   Citicorp Mortgage Securities Inc.        9.00%  8/25/27   $11,502

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

   PRINCIPLE                      DESCRIPTION                       MARKET VALUE
   ---------                      -----------                       ------------
   $10,709   Citicorp Mortgage Securities Inc.       7.15% 11/25/22   $10,954
    $1,177   Collateralized Mortgage Obligation      0.00%   5/1/17   $   892
             Trust
      $640   Collateralized Mortgage Obligation      0.00%  4/23/17   $   558
             Trust
      $852   Collateralized Mortgage Obligation      0.00%  4/23/17   $   742
             Trust
    $4,145   Collateralized Mortgage Obligation      0.00%  5/23/17   $ 3,657
             Trust
    $6,000   Collateralized Mortgage Securities      6.39% 10/20/20   $ 6,012
             Corp.
    $7,306   Contimortgage Home Equity Loan Trust    7.16%  7/15/11   $ 7,373
   $27,915   WMC Mortgage Loan Pass-Through          5.90%  3/20/29   $27,916
             Certificate

  MORTGAGE ROLLS:

  The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

  DIVIDENDS TO SHAREHOLDERS:

  Dividends from net investment income are declared daily and paid monthly for the money market funds. Dividends from net investment income are declared and paid monthly for the variable net asset value funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

  Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from GAAP. These "book/tax" differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

  These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

  As of May 31, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital (amounts in thousands):

                                                  ACCUMULATED    ACCUMULATED NET
                                               UNDISTRIBUTED NET    REALIZED
                                                  INVESTMENT       GAIN/(LOSS)
                                                    INCOME       ON INVESTMENTS
                                               ----------------- ---------------
   Small Capitalization Fund..................      $8,901            $ --
   Mid Capitalization Fund....................       5,117              --
   Large Capitalization Fund..................         751              --
   International Discovery Fund...............       1,359              945
   Limited Maturity Bond Fund.................          81              (61)
   Intermediate Government Obligations Fund...        (191)             383
   U.S. Government Income Fund................      (1,007)           2,103
   Bond Fund..................................          53              (53)
   Municipal Bond Fund........................          73              (73)
   Michigan Municipal Bond Fund...............          42              (42)
   Conservative Allocation Fund...............           4               (4)
   Balanced Allocation Fund...................          69              (68)
   Aggressive Allocation Fund.................           9               (9)

  FEDERAL INCOME TAXES:

  It is the policy of each of the Funds to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  EXPENSES:

  Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Group are allocated among the respective Funds based upon relative net assets or another appropriate basis. In addition, expenses that are directly attributable to a specific class are charged only to that class.

  The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses are recognized and realized and unrealized gains and losses are incurred.

  RECLASSIFICATIONS:

  Certain reclassifications have been made to the prior year financial statements and financial highlights in order to conform to the current period presentation.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998

3. PURCHASES AND SALES OF SECURITIES:

 Purchases and sales of securities (excluding short-term securities) for the eleven months ended May 31, 1998 were as follows (amounts in thousands):

                                                          PURCHASES    SALES
                                                          ---------- ----------
  Small Capitalization Fund.............................. $  379,708 $  469,023
  Mid Capitalization Fund................................    244,322    344,484
  Large Capitalization Fund..............................     87,433    138,262
  International Discovery Fund...........................    150,686    188,446
  Limited Maturity Bond Fund.............................    398,198    352,086
  Intermediate Government Obligations Fund...............  1,469,525  1,495,974
  U.S. Government Income Fund............................    665,210    656,494
  Bond Fund..............................................  2,733,181  2,751,253
  Municipal Bond Fund....................................    118,579    127,212
  Michigan Municipal Bond Fund...........................     64,449     73,687
  Conservative Allocation Fund...........................     19,868     14,117
  Balanced Allocation Fund...............................    326,923    311,021
  Aggressive Allocation Fund.............................     28,499     32,630
  Equity Income Fund.....................................     77,861    168,401

4. CAPITAL SHARE TRANSACTIONS:

 The Group has issued four classes of Fund shares in each of the Small Capitalization Fund, the Mid Capitalization Fund, the Large Capitalization Fund, the International Discovery Fund, the Limited Maturity Bond Fund, the Intermediate Government Obligations Fund, the U.S. Government Income Fund, the Bond Fund, the Balanced Allocation Fund, and the Equity Income Fund:
 Investor A Shares, Investor B Shares, Investor C Shares and Institutional Shares. The Group has issued three classes of Fund shares in each of the Prime Obligations Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund: Investor A Shares, Investor B Shares, and Institutional Shares and two classes of Fund shares in each of the U.S. Government Obligations Fund, the Tax-Free Fund and the Treasury Fund: Investor A Shares and Institutional Shares. The Group has issued one class of Fund shares in each of the Conservative Allocation Fund and the Aggressive Allocation Fund:
 Institutional Shares.

 The Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Investor B Shares made within five (four years if purchased before January 1, 1997) years of purchase and of Investor C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) fees and shareholder service fees paid by the Investor A Shares, Investor B Shares and Investor C Shares, and Investor B Shares and Investor C Shares, respectively, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                        (Amounts in Thousands)

                                  PRIME             U.S. GOVERNMENT
                           OBLIGATIONS FUND(A)      OBLIGATIONS FUND       TAX-FREEFUND          TREASURY FUND
                          -----------------------  -------------------  -------------------  -----------------------
                            AMOUNT       SHARES     AMOUNT     SHARES    AMOUNT     SHARES     AMOUNT       SHARES
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
For the eleven months
 ended May 31, 1998:
Investor A Shares:
 Shares issued..........  $ 1,090,813   1,090,780  $ 561,666   561,666  $ 293,914   293,912  $   915,653     915,653
 Dividends reinvested...        8,884       8,891      1,315     1,315        914       914          554         554
 Shares redeemed........   (1,076,810) (1,076,776)  (605,875) (605,875)  (287,187) (287,188)    (851,996)   (851,997)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase (de-
  crease)...............  $    22,887      22,895  $ (42,894)  (42,894) $   7,641     7,638  $    64,211      64,210
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
Investor B Shares:
 Shares issued..........  $       730         729  $     --        --   $     --        --   $       --          --
 Dividends reinvested...            4           4        --        --         --        --           --          --
 Shares redeemed........         (347)       (347)       --        --         --        --           --          --
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase...........  $       387         386  $     --        --   $     --        --   $       --          --
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
Institutional Shares:
 Shares issued..........  $   921,653     921,653  $ 316,849   316,849  $ 148,667   148,667  $   766,757     766,757
 Dividends reinvested...            4           4        --        --         --        --           --          --
 Shares redeemed........     (908,035)   (908,035)  (341,648) (341,648)  (153,489) (153,489)    (769,538)   (769,538)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase (de-
  crease)...............  $    13,622      13,622  $ (24,799)  (24,799) $  (4,822)   (4,822) $    (2,781)     (2,781)
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
For the year ended June
 30, 1997:
Investor A Shares:
 Shares issued..........  $   621,672     621,672  $ 730,447   730,448  $ 280,908   280,908  $ 1,034,231   1,034,232
 Dividends reinvested...        8,181       8,181      1,537     1,536        824       824          627         627
 Shares redeemed........     (582,286)   (582,286)  (706,845) (706,845)  (275,968) (275,968)  (1,017,589) (1,017,589)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase...........  $    47,567      47,567  $  25,139    25,139  $   5,764     5,764  $    17,269      17,270
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
Institutional Shares:
 Shares issued..........  $ 1,062,801   1,062,797  $ 398,008   398,008  $ 126,130   126,130  $   689,368     689,368
 Dividends reinvested...           12          12        --        --         --        --           --          --
 Shares redeemed........     (981,569)   (981,569)  (395,295) (395,295)  (123,383) (123,383)    (588,439)   (588,439)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase...........  $    81,244      81,240  $   2,713     2,713  $   2,747     2,747  $   100,929     100,929
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
For the year ended June
 30, 1996:
Investor A Shares:
 Shares issued..........  $   478,221     478,221  $ 637,510   637,510  $ 241,570   241,570  $ 1,354,172   1,354,172
 Dividends reinvested...        6,867       6,867      1,435     1,435        820       820          492         492
 Shares redeemed........     (446,172)   (446,172)  (621,181) (621,181)  (245,782) (245,782)  (1,301,320) (1,301,320)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase
  (decrease)............  $    38,916      38,916  $  17,764    17,764  $  (3,392)   (3,392) $    53,344      53,344
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========
Institutional Shares:
 Shares issued..........  $   993,374     993,374  $ 454,210   454,210  $ 134,776   134,776  $   648,403     648,403
 Dividends reinvested...           28          28         64        64        --        --             1           1
 Shares redeemed........   (1,037,700) (1,037,700)  (474,388) (474,388)  (127,125) (127,125)    (617,201)   (617,201)
                          -----------  ----------  ---------  --------  ---------  --------  -----------  ----------
 Net increase
  (decrease)............  $   (44,298)    (44,298) $ (20,114)  (20,114) $   7,651     7,651  $    31,203      31,203
                          ===========  ==========  =========  ========  =========  ========  ===========  ==========

-------
(a) Fund commenced offering of Investor B shares on September 26, 1997.

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                  (Amounts in Thousands)

                                SMALL                 MID                LARGE          INTERNATIONAL
                            CAPITALIZATION      CAPITALIZATION      CAPITALIZATION        DISCOVERY
                                 FUND                FUND                FUND                FUND
                          -------------------  ------------------  ------------------  -----------------
                           AMOUNT     SHARES    AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT    SHARES
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
For the eleven months
 ended May 31, 1998:
Investor A Shares:
 Shares issued..........  $ 742,080    27,212  $ 255,877   16,378  $  10,407      682  $   6,427     410
 Dividends reinvested...      8,345       326     15,034    1,093      1,848      134      1,402      96
 Shares redeemed........   (771,128)  (28,041)  (261,402) (16,582)    (5,105)    (329)   (13,589)   (872)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase (de-
  crease)...............  $ (20,703)     (503) $   9,509      889  $   7,150      487  $  (5,760)   (366)
                          =========  ========  =========  =======  =========  =======  =========  ======
Investor B Shares:
 Shares issued..........  $   8,110       299  $   2,794      185  $   5,300      349  $   1,492      97
 Dividends reinvested...      2,254        90      4,415      338        685       50        434      31
 Shares redeemed........    (12,631)     (472)    (4,478)    (302)      (748)     (49)    (2,654)   (178)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase (de-
  crease)...............  $  (2,267)      (83) $   2,731      221  $   5,237      350  $    (728)    (50)
                          =========  ========  =========  =======  =========  =======  =========  ======
Investor C Shares:
 Shares issued..........  $   3,920       145  $     877       58  $     282       19  $     449      29
 Dividends reinvested...        742        30        407       31          9        1         32       2
 Shares redeemed........     (3,708)     (140)      (987)     (66)       (73)      (6)      (340)    (22)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase...........  $     954        35  $     297       23  $     218       14  $     141       9
                          =========  ========  =========  =======  =========  =======  =========  ======
Institutional Shares:
 Shares issued..........  $ 147,252     5,320  $  85,360    5,577  $  71,064    4,704  $  60,496   3,912
 Dividends reinvested...     20,267       780     67,177    4,836     23,970    1,731      7,665     519
 Shares redeemed........   (208,250)   (7,510)  (168,207) (10,548)  (119,622)  (7,791)   (75,091) (4,781)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net (decrease).........  $ (40,731)   (1,410) $ (15,670)    (135) $ (24,588)  (1,356) $  (6,930)   (350)
                          =========  ========  =========  =======  =========  =======  =========  ======
For the year ended June
 30, 1997:
Investor A Shares:
 Shares issued..........  $ 749,582    25,792  $ 188,598   11,587  $  11,465      899  $  63,853   4,588
 Dividends reinvested...     23,998       841     22,250    1,428         20        2        --      --
 Shares redeemed........   (748,306)  (25,258)  (177,354) (11,083)    (2,540)    (199)   (61,621) (4,425)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase...........  $  25,274     1,375  $  33,494    1,932  $   8,945      702  $   2,232     163
                          =========  ========  =========  =======  =========  =======  =========  ======
Investor B Shares:
 Shares issued..........  $  22,151       806  $   7,531      443  $   3,029      241  $   3,979     282
 Dividends reinvested...      5,725       205      5,491      365         11        1        --      --
 Shares redeemed........     (4,442)     (170)    (2,176)    (135)      (341)     (28)    (1,688)   (118)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase...........  $  23,434       841  $  10,846      673  $   2,699      214  $   2,291     164
                          =========  ========  =========  =======  =========  =======  =========  ======
Investor C Shares:
 Shares issued..........  $   9,826       356  $   1,303       79  $      43        4  $     532      36
 Dividends reinvested...      1,584        56        458       30        --       --         --      --
 Shares redeemed........       (759)      (29)      (456)     (29)       (10)      (1)      (241)    (16)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase...........  $  10,651       383  $   1,305       80  $      33        3  $     291      20
                          =========  ========  =========  =======  =========  =======  =========  ======
Institutional Shares:
 Shares issued..........  $ 270,110     9,653  $ 146,813    8,771  $ 137,399   11,403  $ 119,834   8,149
 Dividends reinvested...     54,110     1,873    112,225    7,139      2,431      198         62       4
 Shares redeemed........   (156,401)   (5,260)  (231,028) (12,739)  (162,472) (12,606)  (116,808) (7,985)
                          ---------  --------  ---------  -------  ---------  -------  ---------  ------
 Net increase (de-
  crease)...............  $ 167,819     6,266  $  28,010    3,171  $ (22,642)  (1,005) $   3,088     168
                          =========  ========  =========  =======  =========  =======  =========  ======

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Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                 (Amounts in Thousands)

                                SMALL                MID               LARGE
                           CAPITALIZATION      CAPITALIZATION     CAPITALIZATION      INTERNATIONAL
                                FUND                FUND               FUND          DISCOVERY FUND
                          ------------------  ------------------  ----------------  ------------------
                           AMOUNT    SHARES    AMOUNT    SHARES    AMOUNT   SHARES   AMOUNT    SHARES
                          ---------  -------  ---------  -------  --------  ------  ---------  -------
For the year ended June
 30, 1996:
Investor A Shares:
 Shares issued..........  $ 716,574   24,410  $  43,954    2,330  $  1,890     176  $ 176,176   13,523
 Dividends reinvested...     11,443      425      1,731       95         1     --          29        2
 Shares redeemed........   (654,377) (22,140)   (35,147)  (1,871)     (314)    (29)  (176,114) (13,499)
                          ---------  -------  ---------  -------  --------  ------  ---------  -------
 Net increase...........  $  73,640    2,695  $  10,538      554  $  1,577     147  $      91       26
                          =========  =======  =========  =======  ========  ======  =========  =======
Investor B Shares:
 Shares issued..........  $  14,435      493      8,140      434  $    807      75  $   3,847      300
 Dividends reinvested...      1,919       72        329       18       --      --         --       --
 Shares redeemed........     (1,598)     (55)      (799)     (42)      (12)     (1)      (777)     (61)
                          ---------  -------  ---------  -------  --------  ------  ---------  -------
 Net increase...........  $  14,756      510  $   7,670      410  $    795      74  $   3,070      239
                          =========  =======  =========  =======  ========  ======  =========  =======
Investor C Shares:
 Shares issued..........  $   4,777      164        940       49  $      2     --   $     399       30
 Dividends reinvested...         67        3         14        1       --      --           1      --
 Shares redeemed........       (181)      (6)      (118)      (6)      --      --         (45)      (3)
                          ---------  -------  ---------  -------  --------  ------  ---------  -------
 Net increase...........  $   4,663      161  $     836       44  $      2     --   $     355       27
                          =========  =======  =========  =======  ========  ======  =========  =======
Institutional Shares:
 Shares issued..........  $ 178,465    6,099  $ 142,068    7,574  $268,046  24,775  $ 111,341    8,370
 Dividends reinvested...     33,689    1,238     18,788    1,026       228      21        414       33
 Shares redeemed........   (175,262)  (5,614)  (365,658) (18,489)   (4,553)   (418)   (53,166)  (4,080)
                          ---------  -------  ---------  -------  --------  ------  ---------  -------
 Net increase
  (decrease)............  $  36,892    1,723  $(204,802)  (9,889) $263,721  24,378  $  58,589    4,323
                          =========  =======  =========  =======  ========  ======  =========  =======

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Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                (Amounts in Thousands)

                             LIMITED         INTERMEDIATE
                             MATURITY         GOVERNMENT       U.S. GOVERNMENT
                            BOND FUND      OBLIGATIONS FUND      INCOME FUND         BOND FUND
                          ---------------  ------------------- -----------------  -----------------
                          AMOUNT   SHARES   AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT   SHARES
                          -------  ------  ---------  -------- --------  -------  --------  -------
For the eleven months
 ended May 31, 1998:
Investor A Shares:
 Shares issued..........  $24,130   2,540  $     520       54  $ 13,553    1,471  $  1,553      158
 Dividends reinvested...    1,606     169        581       59     2,471      269       830       84
 Shares redeemed........  (11,582) (1,219)    (5,456)    (555)  (20,652)  (2,238)   (6,086)    (615)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $14,154   1,490  $  (4,355)    (442) $ (4,628)    (498) $ (3,703)    (373)
                          =======  ======  =========  =======  ========  =======  ========  =======
Investor B Shares:
 Shares issued..........  $   520      55  $     169       17  $  4,184      456  $  1,078      109
 Dividends reinvested...       48       5         78        8       772       84       259       26
 Shares redeemed........     (509)    (54)      (396)     (41)   (4,962)    (539)   (1,076)    (108)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $    59       6  $    (149)     (16) $     (6)       1  $    261       27
                          =======  ======  =========  =======  ========  =======  ========  =======
Investor C Shares:
 Shares issued..........  $ 3,813     410  $      71        8  $    379       41  $    387       39
 Dividends reinvested...       52       6         10        1         8        1        26        3
 Shares redeemed........   (1,705)   (184)       (42)      (5)      (94)     (10)     (342)     (35)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase...........  $ 2,160     232  $      39        4  $    293       32  $     71        7
                          =======  ======  =========  =======  ========  =======  ========  =======
Institutional Shares:
 Shares issued..........  $66,363   6,981  $  31,582    3,209  $ 45,541    4,942  $ 81,867    8,245
 Dividends reinvested...    2,591     273      2,482      253       897       97    18,662    1,884
 Shares redeemed........  (54,768) (5,764)   (53,203)  (5,405)  (35,690)  (3,871) (126,566) (12,716)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $14,186   1,490  $ (19,139)  (1,943) $ 10,748    1,168  $(26,037)  (2,587)
                          =======  ======  =========  =======  ========  =======  ========  =======
For the year ended June
 30, 1997:
Investor A Shares:
 Shares issued..........  $17,211   1,814  $   1,090      113  $ 18,605    2,020  $  4,657      488
 Dividends reinvested...      903      95        759       78     2,469      269       938       98
 Shares redeemed........   (5,131)   (541)    (6,308)    (649)  (14,174)  (1,540)   (6,371)    (666)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $12,983   1,368  $  (4,459)    (458) $  6,900      749  $   (776)     (80)
                          =======  ======  =========  =======  ========  =======  ========  =======
Investor B Shares:
 Shares issued..........  $   457      48  $     238       24  $  6,266      681  $  1,973      205
 Dividends reinvested...       68       7         79        8       867       95       221       23
 Shares redeemed........     (583)    (61)      (195)     (20)   (3,041)    (331)     (752)     (78)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $   (58)     (6) $     122       12  $  4,092      445  $  1,442      150
                          =======  ======  =========  =======  ========  =======  ========  =======
Investor C Shares:
 Shares issued..........  $    40       4  $     119       12  $     66        7  $    336       35
 Dividends reinvested...        1     --           7        1         5        1        17        2
 Shares redeemed........      (11)     (1)       (13)      (1)      (71)      (8)      (62)      (6)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase...........  $    30       3  $     113       12  $    --       --   $    291       31
                          =======  ======  =========  =======  ========  =======  ========  =======
Institutional Shares:
 Shares issued..........  $49,609   5,230  $  27,055    2,785  $ 47,928    5,204  $ 92,145    9,555
 Dividends reinvested...    3,278     346      3,120      322       948      103    22,432    2,332
 Shares redeemed........  (53,531) (5,641)   (68,086)  (7,009)  (29,177)  (3,165) (181,073) (18,764)
                          -------  ------  ---------  -------  --------  -------  --------  -------
 Net increase (de-
  crease)...............  $  (644)    (65) $ (37,911)  (3,902) $ 19,699    2,142  $(66,496)  (6,877)
                          =======  ======  =========  =======  ========  =======  ========  =======

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Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                (Amounts in Thousands)

                                               INTERMEDIATE
                          LIMITED MATURITY      GOVERNMENT       U.S. GOVERNMENT
                             BOND FUND       OBLIGATIONS FUND      INCOME FUND         BOND FUND
                          ------------------ ------------------- -----------------  ----------------
                           AMOUNT   SHARES    AMOUNT    SHARES    AMOUNT   SHARES    AMOUNT   SHARES
                          --------  -------- ---------  -------- --------  -------  --------  ------
For the year ended June
 30, 1996:
Investor A Shares:
 Shares issued..........  $  1,949      203  $   3,161      321  $ 11,399    1,215  $ 11,308   1,165
 Dividends reinvested...       748       78        998      101     2,138      229       848      88
 Shares redeemed........    (6,858)    (713)    (8,204)    (830)  (11,274)  (1,202)   (9,229)   (948)
                          --------  -------  ---------  -------  --------  -------  --------  ------
 Net increase
  (decrease)............  $ (4,161)    (432) $  (4,045)    (408) $  2,263      242  $  2,927     305
                          ========  =======  =========  =======  ========  =======  ========  ======
Investor B Shares:
 Shares issued..........  $    822       86  $   1,134      115  $ 12,980    1,387  $  3,376     347
 Dividends reinvested...        51        5         62        6       569       61       115      12
 Shares redeemed........      (192)     (20)      (287)     (29)   (2,129)    (229)     (298)    (31)
                          --------  -------  ---------  -------  --------  -------  --------  ------
 Net increase...........  $    681       71  $     909       92  $ 11,420    1,219  $  3,193     328
                          ========  =======  =========  =======  ========  =======  ========  ======
Investor C Shares:
 Shares issued..........  $     11        1  $      75        7  $     54        7  $    322      33
 Dividends reinvested...       --       --           2      --          2      --          6       1
 Shares redeemed........        (1)     --          (4)     --        (15)      (2)     (142)    (15)
                          --------  -------  ---------  -------  --------  -------  --------  ------
 Net increase...........  $     10        1  $      73        7  $     41        5  $    186      19
                          ========  =======  =========  =======  ========  =======  ========  ======
Institutional Shares:
 Shares issued..........  $ 31,013    3,225  $  46,223    4,679  $ 41,249    4,396  $121,608  12,536
 Dividends reinvested...     4,061      422      3,811      386     1,213      130    22,854   2,357
 Shares redeemed........   (36,944)  (3,831)   (68,765)  (6,955)  (19,745)  (2,105)  (95,486) (9,818)
                          --------  -------  ---------  -------  --------  -------  --------  ------
 Net increase
  (decrease)............  $ (1,870)    (184) $ (18,731)  (1,890) $ 22,717    2,421  $ 48,976   5,075
                          ========  =======  =========  =======  ========  =======  ========  ======

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                                (Amounts in Thousands)

                                               MICHIGAN
                             MUNICIPAL         MUNICIPAL         CONSERVATIVE           BALANCED
                             BOND FUND         BOND FUND      ALLOCATION FUND(A)     ALLOCATION FUND
                          ----------------  ----------------  ---------------------  ----------------
                           AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT      SHARES     AMOUNT   SHARES
                          --------  ------  --------  ------  ----------  ---------  --------  ------
For the eleven months
 ended May 31, 1998:
Investor A Shares:
 Shares issued..........  $  1,862     175  $  7,990     725  $      --        --    $  2,097     156
 Dividends reinvested...       406      39     1,275     116         --        --         923      70
 Shares redeemed........    (2,351)   (223)   (9,650)   (872)        --        --      (3,637)   (270)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net (decrease).........  $    (83)     (9) $   (385)    (31) $      --        --    $   (617)    (44)
                          ========  ======  ========  ======  ==========  ========   ========  ======
Investor B Shares:
 Shares issued..........  $     80       8  $    996      90  $      --        --    $  1,900     142
 Dividends reinvested...        29       3       105       9         --        --         305      23
 Shares redeemed........      (336)    (32)     (676)    (61)        --        --        (959)    (71)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase (de-
  crease)...............  $   (227)    (21) $    425      38  $      --        --    $  1,246      94
                          ========  ======  ========  ======  ==========  ========   ========  ======
Investor C Shares:
 Shares issued..........  $    --      --   $    --      --   $      --        --    $    458      34
 Dividends reinvested...       --      --        --      --          --        --          41       3
 Shares redeemed........       --      --        --      --          --        --        (417)    (31)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase...........  $    --      --   $    --      --   $      --        --    $     82       6
                          ========  ======  ========  ======  ==========  ========   ========  ======
Institutional Shares:
 Shares issued..........  $ 15,154   1,434  $ 40,600   3,678  $    9,933       931   $ 67,862   5,034
 Dividends reinvested...       514      49     1,308     119         610        57     12,123     922
 Shares redeemed........   (26,380) (2,491)  (33,573) (3,042)     (4,795)     (445)   (78,144) (5,827)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase (de-
  crease)...............  $(10,712) (1,008) $  8,335     755  $    5,748       543   $  1,841     129
                          ========  ======  ========  ======  ==========  ========   ========  ======
For the year ended June
 30, 1997:
Investor A Shares:
 Shares issued..........  $  8,560     822  $  7,107     656  $      --        --    $  3,121     242
 Dividends reinvested...       270      26     1,238     114         --        --       2,336     187
 Shares redeemed........    (7,155)   (688)   (7,170)   (662)        --        --      (3,299)   (260)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase...........  $  1,675     160  $  1,175     108  $      --        --    $  2,158     169
                          ========  ======  ========  ======  ==========  ========   ========  ======
Investor B Shares:
 Shares issued..........  $    341      33  $    590      54  $      --        --    $  2,041     160
 Dividends reinvested...        23       2       104      10         --        --         613      49
 Shares redeemed........      (177)    (17)     (806)    (74)        --        --        (558)    (44)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase (de-
  crease)...............  $    187      18  $   (112)    (10) $      --        --    $  2,096     165
                          ========  ======  ========  ======  ==========  ========   ========  ======
Investor C Shares:
 Shares issued..........  $    --      --   $    --      --   $      --        --    $    501      39
 Dividends reinvested...       --      --        --      --          --        --          66       5
 Shares redeemed........       --      --        --      --          --        --        (132)    (10)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase...........  $    --      --   $    --      --   $      --        --    $    435      34
                          ========  ======  ========  ======  ==========  ========   ========  ======
Institutional Shares:
 Shares issued..........  $ 21,299   2,027  $ 35,903   3,317  $   11,873     1,175   $161,814  12,910
 Dividends reinvested...       393      37     1,118     103         122        12     14,642   1,172
 Shares redeemed........   (20,929) (1,994)  (29,433) (2,720)     (1,958)     (194)   (46,444) (3,683)
                          --------  ------  --------  ------  ----------  --------   --------  ------
 Net increase...........  $    763      70  $  7,588     700  $   10,037       993   $130,012  10,399
                          ========  ======  ========  ======  ==========  ========   ========  ======

-------
(a) For the year ended June 30, 1997, the information presented is for the period from December 30, 1996 (commencement of operations) through June 30, 1997.

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                          (Amounts in Thousands)

                                              MICHIGAN
                            MUNICIPAL        MUNICIPAL          BALANCED
                            BOND FUND        BOND FUND      ALLOCATION FUND
                          ---------------  ---------------  -----------------
                          AMOUNT   SHARES  AMOUNT   SHARES   AMOUNT   SHARES
                          -------  ------  -------  ------  --------  -------
For the year ended June
 30, 1996:
Investor A Shares:
 Shares issued..........  $15,920   1,523  $ 4,251     389  $  4,769      374
 Dividends reinvested...      285      27    1,256     116       967       76
 Shares redeemed........  (19,806) (1,894)  (6,772)   (619)   (2,876)    (225)
                          -------  ------  -------  ------  --------  -------
 Net increase
  (decrease)............  $(3,601)   (344) $(1,215)   (114) $  2,860      225
                          =======  ======  =======  ======  ========  =======
Investor B Shares:
 Shares issued..........  $   490      47  $ 1,672     154  $  2,848      222
 Dividends reinvested...       15       1       90       8       154       12
 Shares redeemed........     (211)    (20)    (454)    (42)     (261)     (20)
                          -------  ------  -------  ------  --------  -------
 Net increase...........  $   294      28  $ 1,308     120  $  2,741      214
                          =======  ======  =======  ======  ========  =======
Investor C Shares:
 Shares issued..........  $   --      --   $   --      --   $    372       29
 Dividends reinvested...      --      --       --      --         12        1
 Shares redeemed........      --      --       --      --       (162)     (12)
                          -------  ------  -------  ------  --------  -------
 Net increase...........  $   --      --   $   --      --   $    222       18
                          =======  ======  =======  ======  ========  =======
Institutional Shares:
 Shares issued..........  $21,245   2,020  $35,762   3,288  $ 34,675    2,705
 Dividends reinvested...      354      34    1,228     113     5,513      435
 Shares redeemed........  (24,461) (2,322) (28,002) (2,571)  (25,365)  (1,977)
                          -------  ------  -------  ------  --------  -------
 Net increase (de-
  crease)...............  $(2,862)   (268) $ 8,988     830  $ 14,823    1,163
                          =======  ======  =======  ======  ========  =======

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

                                               (Amounts in Thousands)

                                            AGGRESSIVE             EQUITY
                                        ALLOCATION FUND (A)     INCOME FUND
                                        --------------------- -----------------
                                          AMOUNT     SHARES    AMOUNT    SHARES
                                        ----------  --------- ---------  ------
For the eleven months ended May 31,
 1998:
Investor A Shares:
 Shares issued........................  $      --        --   $  10,194     534
 Dividends reinvested.................         --        --      16,166     928
 Shares redeemed......................         --        --     (20,575) (1,074)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $   5,785     388
                                        ==========  ========  =========  ======
Investor B Shares:
 Shares issued........................  $      --        --   $   6,379     334
 Dividends reinvested.................         --        --       3,856     223
 Shares redeemed......................         --        --      (3,200)   (170)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $   7,035     387
                                        ==========  ========  =========  ======
Investor C Shares:
 Shares issued........................  $      --        --   $     628      34
 Dividends reinvested.................         --        --         120       7
 Shares redeemed......................         --        --        (438)    (23)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $     310      18
                                        ==========  ========  =========  ======
Institutional Shares:
 Shares issued........................  $    9,513       858  $  24,482   1,317
 Dividends reinvested.................         446        40     11,116     640
 Shares redeemed......................     (19,093)   (1,712)   (65,461) (3,413)
                                        ----------  --------  ---------  ------
 Net increase (decrease)..............  $   (9,134)     (814) $ (29,863) (1,456)
                                        ==========  ========  =========  ======
For the year ended June 30, 1997:
Investor A Shares:
 Shares issued........................  $      --        --   $  17,476     991
 Dividends reinvested.................         --        --       9,217     539
 Shares redeemed......................         --        --     (19,770) (1,112)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $   6,923     418
                                        ==========  ========  =========  ======
Investor B Shares:
 Shares issued........................  $      --        --   $   6,794     385
 Dividends reinvested.................         --        --       1,506      88
 Shares redeemed......................         --        --      (1,807)   (103)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $   6,493     370
                                        ==========  ========  =========  ======
Investor C Shares:
 Shares issued........................  $      --        --   $     608      35
 Dividends reinvested.................         --        --          28       1
 Shares redeemed......................         --        --         (94)     (5)
                                        ----------  --------  ---------  ------
 Net increase.........................  $      --        --   $     542      31
                                        ==========  ========  =========  ======
Institutional Shares:
 Shares issued........................  $   39,922     3,954  $  53,563   3,180
 Dividends reinvested.................         195        19      7,868     460
 Shares redeemed......................      (2,857)     (281)  (116,931) (6,623)
                                        ----------  --------  ---------  ------
 Net increase (decrease)..............  $   37,260     3,692  $ (55,500) (2,983)
                                        ==========  ========  =========  ======

-------
(a) For the year ended June 30, 1997, the information presented is for the period from December 30, 1996 (commencement of operations) through June 30, 1997.

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998
Continued

               (Amounts in Thousands)

                   EQUITY
                 INCOME FUND
               ----------------
                AMOUNT   SHARES
               --------  ------
For the year
 ended June
 30, 1996:
Investor A
 Shares:
 Shares
  issued.....  $ 10,168     632
 Dividends
  reinvested.     3,421     213
 Shares
  redeemed...   (15,766)   (989)
               --------  ------
 Net
  (decrease).  $ (2,177)   (144)
               ========  ======
Investor B
 Shares:
 Shares
  issued.....  $  4,807     295
 Dividends
  reinvested.       342      21
 Shares
  redeemed...    (1,279)    (80)
               --------  ------
 Net
  increase...  $  3,870     236
               ========  ======
Investor C
 Shares:
 Shares
  issued.....  $    125       7
 Dividends
  reinvested.         3     --
 Shares
  redeemed...        (4)    --
               --------  ------
 Net
  increase...  $    124       7
               ========  ======
Institutional
 Shares:
 Shares
  issued.....  $ 35,336   2,196
 Dividends
  reinvested.     3,586     224
 Shares
  redeemed...  (108,373) (6,811)
               --------  ------
 Net
  (decrease).  $(69,451) (4,391)
               ========  ======

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


5. RELATED PARTY TRANSACTIONS:

 Investment advisory services are provided to the Group by FIC. Gulfstream Global Investors, Ltd. ("Gulfstream") serves as sub-investment adviser to the Conservative Allocation Fund, the Balanced Allocation Fund, the Aggressive Allocation Fund and the International Discovery Fund. Under the terms of the investment advisory agreement, FIC is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Under the terms of the sub-investment advisory agreement, Gulfstream is entitled to receive fees from FIC based on a percentage of the average daily net assets of the International Discovery Fund, and based on a percentage of the average daily net assets of the Conservative Allocation Fund, the Balanced Allocation Fund, and the Aggressive Allocation Fund invested in foreign securities.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are wholly-owned subsidiaries of The BISYS Group, Inc.

 BISYS, with whom certain officers of the Group are affiliated, serves the Group as Administrator. Such officers are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS's fees are computed at 0.20% of the average daily net assets of each Fund. BISYS also serves the Group as distributor and is entitled to receive commissions on sales of shares of the variable net asset value funds. For the year ended May 31, 1998, BISYS received $1,259,062 in commissions from sales of shares of the variable net asset value funds of which $1,248,198 was reallowed to other brokers and dealers. BISYS receives no fees for providing distribution services to the money market funds. BISYS Ohio serves the Group as transfer agent and mutual fund accountant.

 The Group has adopted an Investor A Distribution and Shareholder Service Plan (the "Investor A Plan"), an Investor B Distribution and Shareholder Service Plan (the "Investor B Plan"), and an Investor C Distribution and Shareholder Service Plan (the "Investor C Plan"), each in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Investor A Plan, each Fund is authorized to pay or reimburse BISYS, as distributor of Investor A shares, a periodic distribution and/or service fee, calculated at an annual rate not to exceed 0.25% of the average daily net assets of Investor A shares of that Fund. Pursuant to the Investor B and Investor C Plans, each Fund is authorized to pay or reimburse BISYS, as distributor of Investor B and Investor C shares,
 (a) a distribution fee in an amount not to exceed on an annual basis 0.75% of the average daily net assets of Investor B or Investor C shares of that Fund and (b) a service fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Investor B or Investor C shares of that Fund. These fees may be used by BISYS to pay banks, including the investment adviser, broker dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution, and shareholder service assistance in connection with the distribution of Fund shares.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows (amounts in thousands):

                                                       U.S.
                                           PRIME    GOVERNMENT   TAX
                                        OBLIGATIONS OBLIGATIONS FREE   TREASURY
                                           FUND        FUND     FUND     FUND
                                        ----------- ----------- -----  --------
  ELEVEN MONTHS ENDED MAY 31, 1998
  --------------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..     0.40%       0.40%    0.40%   0.40%
  ADMINISTRATION FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..     0.20%       0.20%    0.20%   0.20%
  Voluntary fee reductions.............    $ 161       $  70    $  32   $ 476
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..     0.25%       0.25%    0.25%   0.25%
  Voluntary fee reductions.............    $ 275       $ 265    $  77   $ 273
  12B-1 FEES INVESTOR B(A):
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..     0.75%        --       --      --
  SHAREHOLDER SERVICE FEES INVESTOR
   B(A):
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..     0.25%        --       --      --
  TRANSFER AGENT AND MUTUAL FUND
   ACCOUNTANT FEES.....................    $ 297       $ 147    $  84   $ 158
  YEAR ENDED JUNE 30, 1997
  ------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee re-
   ductions
   (percentage of average net assets)..     0.40%       0.40%    0.40%   0.40%
  ADMINISTRATION FEES:
  Annual fee before voluntary fee re-
   ductions
   (percentage of average net assets)..     0.20%       0.20%    0.20%   0.20%
  Voluntary fee reductions.............    $ 169       $  84    $  32   $ 404
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee re-
   ductions
   (percentage of average net assets)..     0.25%       0.25%    0.25%   0.25%
  Voluntary fee reductions.............    $ 263       $ 297    $  77   $ 193
  TRANSFER AGENT AND MUTUAL FUND AC-
   COUNTANT FEES.......................    $ 210       $ 118    $  73   $ 115

-------
(a) Commencement of operations for the Prime Obligations Fund Investor B shares was September 26, 1997.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                                SMALL           MID           LARGE      INTERNATIONAL
                            CAPITALIZATION CAPITALIZATION CAPITALIZATION   DISCOVERY
                                 FUND           FUND           FUND          FUND
                            -------------- -------------- -------------- -------------
  ELEVEN MONTHS ENDED MAY
   31, 1998
  -----------------------
  INVESTMENT ADVISORY
   FEES:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       1.00%          1.00%          0.80%          1.25%(a)
  ADMINISTRATION FEES:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.20%          0.20%          0.20%          0.20%
  12B-1 FEES INVESTOR A:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.25%          0.25%          0.25%          0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.75%          0.75%          0.75%          0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.75%          0.75%          0.75%          0.75%
  SHAREHOLDER SERVICE FEES
   INVESTOR B:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.25%          0.25%          0.25%          0.25%
  SHAREHOLDER SERVICE FEES
   INVESTOR C:
  Annual fee before
   voluntary fee
   reductions
   (percentage of average
   net assets)............       0.25%          0.25%          0.25%          0.25%
  TRANSFER AGENT AND
   MUTUAL FUND ACCOUNTANT
   FEES...................      $ 802          $ 446          $ 203          $ 434
  YEAR ENDED JUNE 30, 1997
  ------------------------
  INVESTMENT ADVISORY
   FEES:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   net assets)............       1.00%          1.00%          0.80%          1.25%(a)
  ADMINISTRATION FEES:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   net assets)............       0.20%          0.20%          0.20%          0.20%
  12B-1 FEES INVESTOR A:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   net assets)............       0.25%          0.25%          0.25%          0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   net assets)............       0.75%          0.75%          0.75%          0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   daily net assets)......       0.75%          0.75%          0.75%          0.75%
  SHAREHOLDER SERVICE FEES
   INVESTOR B:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   daily net assets)......       0.25%          0.25%          0.25%          0.25%
  SHAREHOLDER SERVICE FEES
   INVESTOR C:
  Annual fee before volun-
   tary fee reductions
   (percentage of average
   daily net assets)......       0.25%          0.25%          0.25%          0.25%
  TRANSFER AGENT AND MU-
   TUAL FUND ACCOUNTANT
   FEES...................      $ 561          $ 426          $ 166          $ 427

-------
(a) Investment advisory fees for the International Discovery Fund are calculated as 1.25% of the first $50 million, 1.20% of the next $50 million, 1.15% of the next $300 million and 1.05% over $400 million.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                                        LIMITED  INTERMEDIATE    U.S.
                                        MATURITY  GOVERNMENT  GOVERNMENT
                                          BOND   OBLIGATIONS    INCOME   BOND
                                          FUND       FUND        FUND    FUND
                                        -------- ------------ ---------- -----
  ELEVEN MONTHS ENDED MAY 31, 1998
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.74%      0.74%       0.74%    0.74%
  Voluntary fee reduction..............  $ 325      $  72       $ 646    $ 192
  ADMINISTRATION FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.20%      0.20%       0.20%    0.20%
  Voluntary fee reductions.............  $  85      $  90       $ 112    $ 240
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.75%      0.75%       0.75%    0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.75%      0.75%       0.75%    0.75%
  SHAREHOLDER SERVICE FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  SHAREHOLDER SERVICE FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  TRANSFER AGENT AND MUTUAL FUND AC-
   COUNTANT FEES.......................  $ 130      $ 155       $ 245    $ 260
  YEAR ENDED JUNE 30, 1997
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.74%      0.74%       0.74%    0.74%
  Voluntary fee reductions.............  $ 290      $  87       $ 620    $ 207
  ADMINISTRATION FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.20%      0.20%       0.20%    0.20%
  Voluntary fee reductions.............  $  76      $ 114       $ 107    $ 271
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.75%      0.75%       0.75%    0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.75%      0.75%       0.75%    0.75%
  SHAREHOLDER SERVICE FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  SHAREHOLDER SERVICE FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets)..   0.25%      0.25%       0.25%    0.25%
  TRANSFER AGENT AND MUTUAL FUND AC-
   COUNTANT FEES.......................  $ 151      $ 169       $ 244    $ 279

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                                               MICHIGAN
                                     MUNICIPAL MUNICIPAL CONSERVATIVE  BALANCED
                                       BOND      BOND     ALLOCATION  ALLOCATION
                                       FUND      FUND      FUND(A)       FUND
                                     --------- --------- ------------ ----------
  ELEVEN MONTHS ENDED MAY 31, 1998
  --------------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.74%     0.74%       1.00%       1.00%
  Voluntary fee reduction..........    $245      $438         $43        $650
  ADMINISTRATION FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.20%     0.20%       0.20%       0.20%
  Voluntary fee reductions.........    $129      $230         --          --
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.25%     0.25%        --         0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.75%     0.75%        --         0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................     --        --          --         0.75%
  SHAREHOLDER SERVICE FEES INVESTOR
   B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.25%     0.25%        --         0.25%
  SHAREHOLDER SERVICE FEES INVESTOR
   C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................     --        --          --         0.25%
  TRANSFER AGENT AND MUTUAL FUND
   ACCOUNTANT FEES.................    $104      $156         $15        $238
  YEAR ENDED JUNE 30, 1997
  ------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.74%     0.74%       1.00%       1.00%
  Voluntary fee reductions.........    $270      $438         $13        $485
  ADMINISTRATION FEES:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.20%     0.20%       0.20%       0.20%
  Voluntary fee reductions.........    $143      $232         --          --
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.25%     0.25%        --         0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.75%     0.75%        --         0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................     --        --          --         0.75%
  SHAREHOLDER SERVICE FEES INVESTOR
   B:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................    0.25%     0.25%        --         0.25%
  SHAREHOLDER SERVICE FEES INVESTOR
   C:
  Annual fee before voluntary fee
   reductions
   (percentage of average net as-
   sets)...........................     --        --          --         0.25%
  TRANSFER AGENT AND MUTUAL FUND
   ACCOUNTANT FEES.................    $121      $174         $24        $183

-------
(a) For the year ended June 30, 1997, the information presented is for the period from December 30, 1996 (commencement of operations) through June 30, 1997.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


                                                               AGGRESSIVE EQUITY
                                                               ALLOCATION INCOME
                                                                FUND (A)   FUND
                                                               ---------- ------
  ELEVEN MONTHS ENDED MAY 31, 1998
  --------------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................    1.00%    1.00%
  Voluntary fee reduction.....................................    $54       --
  ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................    0.20%    0.20%
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.75%
  SHAREHOLDER SERVICE FEES INVESTOR B:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  SHAREHOLDER SERVICE FEES INVESTOR C:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT FEES..............    $36      $412
  YEAR ENDED JUNE 30, 1997
  ------------------------
  INVESTMENT ADVISORY FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................    1.00%    1.00%
  Voluntary fee reductions....................................    $20       --
  ADMINISTRATION FEES:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................    0.20%    0.20%
  12B-1 FEES INVESTOR A:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  12B-1 FEES INVESTOR B:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.75%
  12B-1 FEES INVESTOR C:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.75%
  SHAREHOLDER SERVICE FEES INVESTOR B:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  SHAREHOLDER SERVICE FEES INVESTOR C:
  Annual fee before voluntary fee reductions
   (percentage of average net assets).........................     --      0.25%
  TRANSFER AGENT AND MUTUAL FUND ACCOUNTANT FEES..............    $25      $347

-------
(a) For the year ended June 30, 1997, the information presented is for the period from December 30, 1996 (commencement of operations) through June 30, 1997.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


6. CONCENTRATION OF CREDIT RISK

 The Michigan Municipal Bond Fund invests a substantial proportion of its assets in debt obligations issued by the State of Michigan and its political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

7. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

 For the eleven months ended May 31, 1998, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                    QUALIFIED
                                                                 DIVIDEND INCOME
                                                                 ---------------
  Large Capitalization Fund.....................................      57.48%
  Bond Fund.....................................................       2.42%
  Conservative Allocation Fund..................................       2.73%
  Balanced Allocation Fund......................................       5.33%
  Aggressive Allocation Fund....................................      19.24%
  Equity Income Fund............................................     100.00%

 For federal income tax purposes, the following Funds have capital loss carryforwards as of May 31, 1998, which are available to offset future capital gains, if any (amounts in thousands):

                                                                  AMOUNT EXPIRES
                                                                  ------ -------
  U.S. Government Obligations Fund............................... $   1   2002
  Limited Maturity Bond Fund..................................... 4,367   2002
                                                                  2,458   2003
                                                                    479   2004
                                                                  1,140   2005
                                                                    724   2006
  Intermediate Government Obligations Fund....................... 5,909   2002
                                                                  2,891   2003
                                                                  2,923   2004
  U.S. Government Income Fund.................................... 3,358   2003
                                                                  1,271   2004
                                                                  2,853   2005
  Bond Fund...................................................... 1,246   2003
                                                                  2,130   2005

 Under current tax law, capital losses and foreign currency losses realized after October 31, 1997 may be deferred and treated as occurring on the first day of the fiscal year ended May 31, 1999. As of May 31, 1998, the following funds have deferred losses of (amounts in thousands):

  Tax-Free Fund......................................................... $    1
  Large Capitalization Fund.............................................  1,718
  Limited Maturity Bond Fund............................................    527
  Intermediate Government Obligations Fund..............................     29
  U.S. Government Income Fund...........................................     11

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Parkstone Group of Funds                                        May 31, 1998


 During the eleven months ended May 31, 1998, the Tax-Free Fund, the Municipal Bond Fund and the Michigan Municipal Bond Fund declared $4,503,165, $5,429,059 and $10,609,730, respectively, of tax-exempt income distributions.

 During the eleven months ended May 31, 1998, the Funds declared long-term capital gain distributions in the following amounts (amounts in thousands):

                                                         28% CAPITAL 20% CAPITAL
                                                            GAINS       GAINS
                                                         ----------- -----------
  Small Capitalization Fund.............................   $ 4,798     $34,922
  Mid Capitalization Fund...............................    46,248      71,643
  Large Capitalization Fund.............................    28,807       4,639
  International Discovery Fund..........................       --       15,129
  Municipal Bond Fund...................................       703       1,409
  Michigan Municipal Bond Fund..........................       262         421
  Balanced Allocation Fund..............................     1,223       6,307
  Equity Income Fund....................................    39,895      28,232

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                   PRIME OBLIGATIONS FUND
                      ----------------------------------------------------------------------------------------------------------
                                                                                              YEAR ENDED JUNE 30,
                               ELEVEN MONTHS ENDED                 -------------------------------------------------------------
                                   MAY 31, 1998                              1997                     1996
                      ------------------------------------------   ------------------------ ------------------------
                      INVESTOR A    INVESTOR B(B)  INSTITUTIONAL   INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                      ----------    -------------  -------------   ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........      $  1.000        $1.000        $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                       --------        ------        --------       --------    --------     --------    --------
Investment
Activities
 Net investment
  income.........         0.045         0.027           0.046          0.048       0.049        0.050       0.051
                       --------        ------        --------       --------    --------     --------    --------
Distributions
 Net investment
  income.........        (0.045)       (0.027)         (0.046)        (0.048)     (0.049)      (0.050)     (0.051)
                       --------        ------        --------       --------    --------     --------    --------
NET ASSET VALUE,
 END OF PERIOD...      $  1.000        $1.000        $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                       ========        ======        ========       ========    ========     ========    ========
Total Return.....          4.63%(a)      2.75%(a)        4.73%(a)       4.91%       5.01%        5.07%       5.17%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end
 of period (000).      $217,934        $  387        $690,947       $195,046    $677,324     $147,478    $596,075
Ratio of expenses
 to average net
 assets .........          0.76%(c)      1.66%(c)        0.66%(c)       0.73%       0.63%        0.74%       0.64%
Ratio of net
 investment
 income to
 average net
 assets..........          4.93%(c)      4.01%(c)        5.04%(c)       4.80%       4.90%        4.93%       5.05%
Ratio of expenses
 to average net
 assets*.........          0.93%(c)      1.68%(c)        0.68%(c)       0.90%       0.65%        0.91%       0.66%
Ratio of net
 investment
 income to
 average net
 assets*.........          4.76%(c)      3.99%(c)        5.02%(c)       4.63%       4.88%        4.76%       5.03%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) For the period September 30, 1997 (commencement of offering investor B shares) to May 31, 1998.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                        PRIME OBLIGATIONS FUND, CONTINUED
                      ------------------------------------------------------------------------------------------------------
                                                         YEAR ENDED JUNE 30,
                      ------------------------------------------------------------------------------------------
                                1995                     1994                   1993 (A)
                      ------------------------ ------------------------ ------------------------
                      INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                      ---------- ------------- ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........      $  1.000    $  1.000     $  1.000    $  1.000     $  1.000    $  1.000
                       --------    --------     --------    --------     --------    --------
Investment
Activities
 Net investment
  income.........         0.047       0.048        0.027       0.028        0.028       0.029
                       --------    --------     --------    --------     --------    --------
Distributions
 Net investment
  income.........        (0.047)     (0.048)      (0.027)     (0.028)      (0.028)     (0.029)
                       --------    --------     --------    --------     --------    --------
NET ASSET VALUE,
 END OF PERIOD...      $  1.000    $  1.000     $  1.000    $  1.000     $  1.000    $  1.000
                       ========    ========     ========    ========     ========    ========
Total Return.....         4.81 %       4.91%        2.75%       2.85%        2.89%       2.91%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end
 of period (000).      $108,565    $640,380     $105,611    $561,697     $129,433    $478,821
Ratio of expenses
 to average net
 assets .........          0.75%       0.65%        0.74%       0.64%        0.66%       0.64%
Ratio of net
 investment
 income to
 average net
 assets..........          4.71%       4.83%        2.71%       2.84%        2.86%       2.88%
Ratio of expenses
 to average net
 assets*.........          0.92%       0.67%        0.91%       0.66%        0.71%       0.66%
Ratio of net
 investment
 income to
 average net
 assets*.........          4.54%       4.81%        2.54%       2.82%        2.81%       2.86%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.


See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                              U.S. GOVERNMENT OBLIGATIONS FUND
                         -------------------------------------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
                                                       -------------------------------------------------
                           ELEVEN MONTHS ENDED
                               MAY 31, 1998                      1997                     1996
                         ---------------------------   ------------------------ ------------------------
                         INVESTOR A    INSTITUTIONAL   INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                         ----------    -------------   ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000       $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                          --------       --------       --------    --------     --------    --------
Investment Activities
 Net investment income..     0.044          0.045          0.047       0.048        0.049       0.050
                          --------       --------       --------    --------     --------    --------
Distributions
 Net investment income..    (0.044)        (0.045)        (0.047)     (0.048)      (0.049)     (0.050)
                          --------       --------       --------    --------     --------    --------
NET ASSET VALUE, END OF
 PERIOD.................  $  1.000       $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                          ========       ========       ========    ========     ========    ========
Total Return............      4.53%(a)       4.62%(a)       4.79%       4.89%        4.99%       5.10%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........  $169,210       $185,384       $212,082    $210,162     $186,944    $207,451
Ratio of expenses to
 average net assets.....      0.76%(b)       0.66%(b)       0.74%       0.64%        0.74%       0.64%
Ratio of net investment
 income to average net
 assets.................      4.83%(b)       4.93%(b)       4.69%       4.79%        4.88%       4.99%
Ratio of expenses to
 average net assets*....      0.93%(b)       0.68%(b)       0.91%       0.66%        0.91%       0.66%
Ratio of net investment
 income to average net
 assets*................      4.66%(b)       4.91%(b)       4.52%       4.77%        4.71%       4.97%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.


See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        U.S. GOVERNMENT OBLIGATIONS FUND, CONTINUED
                         --------------------------------------------------------------------------
                                                    YEAR ENDED JUNE 30,
                         --------------------------------------------------------------------------
                                   1995                     1994                   1993 (A)
                         ------------------------ ------------------------ ------------------------
                         INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                         ---------- ------------- ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000    $  1.000     $  1.000    $  1.000     $  1.000       $  1.000
                          --------    --------     --------    --------     --------       --------
Investment Activities
 Net investment income..     0.047       0.048        0.027       0.028        0.028          0.028
                          --------    --------     --------    --------     --------       --------
Distributions
 Net investment income..    (0.047)     (0.048)      (0.027)     (0.028)      (0.028)        (0.028)
                          --------    --------     --------    --------     --------       --------
NET ASSET VALUE, END OF
 PERIOD.................  $  1.000    $  1.000     $  1.000    $  1.000     $  1.000       $  1.000
                          ========    ========     ========    ========     ========       ========
Total Return............      4.76%       4.87%        2.69%       2.79%        2.84%          2.86%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........  $169,179    $227,565     $172,482    $192,612     $208,311       $223,855
Ratio of expenses to
 average net assets.....      0.77%       0.67%        0.77%       0.67%        0.66%          0.64%
Ratio of net investment
 income to average net
 assets.................      4.62%       4.76%        2.64%       2.74%        2.79%          2.81%
Ratio of expenses to
 average net assets*....      0.94%       0.69%        0.94%       0.69%        0.72%          0.66%
Ratio of net investment
 income to average net
 assets*................      4.45%       4.74%        2.47%       2.72%        2.73%          2.79%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                       TAX-FREE FUND
                         -------------------------------------------------------------------------------
                                                                      YEAR ENDED JUNE 30,
                              ELEVEN MONTHS            -------------------------------------------------
                            ENDED MAY 31, 1998                   1997                     1996
                         ---------------------------   ------------------------ ------------------------
                         INVESTOR A    INSTITUTIONAL   INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                         ----------    -------------   ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $ 1.000        $  1.000       $ 1.000     $  1.000     $ 1.000     $  1.000
                          -------        --------       -------     --------     -------     --------
Investment Activities
 Net investment income..    0.026           0.027         0.028        0.029       0.029        0.030
                          -------        --------       -------     --------     -------     --------
Distributions
 Net investment income..   (0.026)         (0.027)       (0.028)      (0.029)     (0.029)      (0.030)
                          -------        --------       -------     --------     -------     --------
NET ASSET VALUE,
 END OF PERIOD..........  $ 1.000        $  1.000       $ 1.000     $  1.000     $ 1.000     $  1.000
                          =======        ========       =======     ========     =======     ========
Total Return............     2.66%(a)        2.75%(a)      2.83%        2.94%       2.91%        3.02%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........  $55,106        $104,062       $47,466     $108,884     $41,713     $106,154
Ratio of expenses to
 average net assets.....     0.76%(b)        0.66%(b)      0.78%        0.68%       0.76%        0.66%
Ratio of net investment
 income to average net
 assets.................     2.86%(b)        2.96%(b)      2.82%        2.90%       2.89%        2.97%
Ratio of expenses to
 average net assets*....     0.93%(b)        0.68%(b)      0.95%        0.70%       0.93%        0.68%
Ratio of net investment
 income to average net
 assets*................     2.69%(b)        2.94%(b)      2.65%        2.88%       2.72%        2.95%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                  TAX-FREE FUND, CONTINUED
                         --------------------------------------------------------------------------
                                                    YEAR ENDED JUNE 30,
                         --------------------------------------------------------------------------
                                   1995                     1994                   1993 (A)
                         ------------------------ ------------------------ ------------------------
                         INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                         ---------- ------------- ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $ 1.000      $ 1.000     $ 1.000      $ 1.000     $ 1.000      $ 1.000
                          -------      -------     -------      -------     -------      -------
Investment Activities
 Net investment income..    0.029        0.030       0.018        0.019       0.019        0.019
                          -------      -------     -------      -------     -------      -------
Distributions
 Net investment income..   (0.029)      (0.030)     (0.018)      (0.019)     (0.019)      (0.019)
                          -------      -------     -------      -------     -------      -------
NET ASSET VALUE, END OF
 PERIOD.................  $ 1.000      $ 1.000     $ 1.000      $ 1.000     $ 1.000      $ 1.000
                          =======      =======     =======      =======     =======      =======
Total Return............     2.90%        3.00%       1.81%        1.92%       2.07%        2.10%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........  $45,102      $98,489     $48,256      $84,465     $54,886      $86,292
Ratio of expenses to
 average net assets.....     0.74%        0.64%       0.68%        0.58%       0.58%        0.55%
Ratio of net investment
 income to average net
 assets.................     2.88%        2.97%       1.81%        1.90%       2.05%        2.08%
Ratio of expenses to
 average net assets*....     0.95%        0.70%       0.93%        0.68%       0.72%        0.65%
Ratio of net investment
 income to average net
 assets*................     2.67%        2.91%       1.56%        1.80%       1.91%        1.98%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.



See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                       TREASURY FUND
                         -------------------------------------------------------------------------------
                              ELEVEN MONTHS                           YEAR ENDED JUNE 30,
                              ENDED MAY 31,            -------------------------------------------------
                                   1998                          1997                     1996
                         ---------------------------   ------------------------ ------------------------
                         INVESTOR A    INSTITUTIONAL   INVESTOR A INSTITUTIONAL INVESTOR A INSTITUTIONAL
                         ----------    -------------   ---------- ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $  1.000       $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                          --------       --------       --------    --------     --------    --------
Investment Activities
 Net investment income..     0.045          0.046          0.047       0.048        0.049       0.050
                          --------       --------       --------    --------     --------    --------
Distributions
 Net investment income..   (0.045)         (0.046)        (0.047)     (0.048)      (0.049)     (0.050)
                          --------       --------       --------    --------     --------    --------
NET ASSET VALUE, END OF
 PERIOD.................  $  1.000       $  1.000       $  1.000    $  1.000     $  1.000    $  1.000
                          ========       ========       ========    ========     ========    ========
Total Return............      4.61%(a)       4.70%(a)       4.82%       4.93%        5.04%       5.14%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........  $240,208       $321,584       $176,006    $324,377     $158,723    $223,416
Ratio of expenses to
 average net assets.....      0.67%(b)       0.57%(b)       0.67%       0.57%        0.70%       0.60%
Ratio of net investment
 income to average net
 assets.................      4.90%(b)       5.00%(b)       4.72%       4.83%        4.87%       4.98%
Ratio of expenses to
 average net assets*....      0.92%(b)       0.67%(b)       0.92%       0.67%        0.95%       0.70%
Ratio of net investment
 income to average net
 assets*................      4.65%(b)       4.90%(b)       4.47%       4.73%        4.62%       4.88%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds
See notes to financial statements.

                                        TREASURY FUND, CONTINUED
                            ----------------------------------------------------
                              YEAR ENDED JUNE 30,
                            ------------------------   DECEMBER 1, 1993 TO
                                      1995              JUNE 30, 1994 (A)
                            ------------------------ ---------------------------
                            INVESTOR A INSTITUTIONAL INVESTOR A    INSTITUTIONAL
                            ---------- ------------- ----------    -------------
NET ASSET VALUE, BEGINNING
 OF PERIOD................   $  1.000    $  1.000     $ 1.000         $ 1.000
                             --------    --------     -------         -------
Investment Activities
 Net investment income....      0.047       0.048       0.016           0.017
                             --------    --------     -------         -------
Distributions
 Net investment income....     (0.047)     (0.048)     (0.016)         (0.017)
                             --------    --------     -------         -------
NET ASSET VALUE, END OF
 PERIOD...................   $  1.000    $  1.000     $ 1.000         $ 1.000
                             ========    ========     =======         =======
Total Return..............       4.81%       4.91%       1.66%(b)        1.72%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000).............   $105,391    $192,232     $56,535         $76,035
Ratio of expenses to
 average net assets.......       0.75%       0.64%       0.64%(c)        0.54%(c)
Ratio of net investment
 income to average net
 assets...................       4.82%       4.95%       2.84%(c)        3.15%(c)
Ratio of expenses to
 average net assets*......       1.04%       0.78%       0.99%(c)        0.74%(c)
Ratio of net investment
 income to average net
 assets*..................       4.52%       4.81%       2.49%(c)        2.95%(c)

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                SMALL CAPITALIZATION FUND
                         -----------------------------------------------------------------------------------------------------------
                                   ELEVEN MONTHS ENDED MAY 31, 1998                              YEAR ENDED JUNE 30, 1997
                         -------------------------------------------------------   -------------------------------------------------
                         INVESTOR A    INVESTOR B    INVESTOR C    INSTITUTIONAL   INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL
                         ----------    ----------    ----------    -------------   ----------  ----------  ----------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..... $  27.55      $ 26.99       $ 27.05        $  27.91       $  34.17    $ 33.78     $ 33.83      $  34.50
                          --------      -------       -------        --------       --------    -------     -------      --------
Investment Activities
 Net investment loss.....    (0.35)       (0.53)        (0.49)          (0.27)         (0.29)     (0.41)      (0.34)        (0.22)
 Net realized and
  unrealized gains
  (losses) from
  investments............    (0.18)       (0.14)        (0.18)          (0.19)         (1.08)     (1.13)      (1.19)        (1.12)
                          --------      -------       -------        --------       --------    -------     -------      --------
 Total from Investment
  Activities.............    (0.53)       (0.67)        (0.67)          (0.46)         (1.37)     (1.54)      (1.53)        (1.34)
                          --------      -------       -------        --------       --------    -------     -------      --------
Distributions
 Net realized gains......    (1.30)       (1.30)        (1.30)          (1.30)         (5.25)     (5.25)      (5.25)        (5.25)
                          --------      -------       -------        --------       --------    -------     -------      --------
 Total Distributions.....    (1.30)       (1.30)        (1.30)          (1.30)         (5.25)     (5.25)      (5.25)        (5.25)
                          --------      -------       -------        --------       --------    -------     -------      --------
NET ASSET VALUE, END OF
 PERIOD.................. $  25.72      $ 25.02       $ 25.08        $  26.15       $  27.55    $ 26.99     $ 27.05      $  27.91
                          ========      =======       =======        ========       ========    =======     =======    ==========
Total Return (excludes
 sales and redemption
 charges)................    (1.90)%(a)   (2.47)%(a)    (2.43)%(a)      (1.62)%(a)     (4.53)%    (5.13)%     (5.08)%       (4.39)%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)............ $163,178      $41,399       $14,747        $527,805       $188,645    $46,895     $14,962      $602,787
Ratio of expenses to
 average net assets......     1.60%(b)     2.35%(b)      2.35%(b)        1.35%(b)       1.57%      2.32%       2.32%         1.32%
Ratio of net investment
 loss to average net
 assets..................    (1.23)%(b)   (1.99)%(b)    (1.99)%(b)      (0.99)%(b)     (1.19)%    (1.94)%     (1.94)%       (0.94)%
Ratio of expenses to
 average net assets*.....     1.60%(b)     2.35%(b)      2.35%(b)        1.35%(b)       1.57%      2.32%       2.32%         1.32%
Ratio of net investment
 loss to average net
 assets*.................    (1.23)%(b)   (1.99)%(b)    (1.99)%(b)      (0.99)%(b)     (1.19)%    (1.94)%     (1.94)%       (0.94)%
Portfolio turnover (c)...    46.17%       46.17%        46.17%          46.17%         48.45%     48.45%      48.45%        48.45%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, t he ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                      SMALL CAPITALIZATION FUND, CONTINUED
                        ------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                        ------------------------------------------------------------------------------------------------------
                                             1996                                               1995
                        ------------------------------------------------ -----------------------------------------------------
                        INVESTOR A  INVESTOR B  INVESTOR C INSTITUTIONAL INVESTOR A  INVESTOR B INVESTOR C (A)   INSTITUTIONAL
                        ----------  ----------  ---------- ------------- ----------  ---------- --------------   -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..   $  25.88    $ 25.79      $25.91     $  26.08     $ 19.75      $19.83      $ 24.17         $  19.83
                         --------    -------      ------     --------     -------      ------      -------         --------
Investment Activities
 Net investment loss..      (0.23)     (0.39)      (0.20)       (0.27)      (0.18)      (0.19)       (0.05)          (0.25 )
 Net realized and
  unrealized gains
  (losses) from
  investments.........      12.17      12.03       11.77        12.34        8.46        8.30         3.94             8.65
                         --------    -------      ------     --------     -------      ------      -------         --------
 Total from Investment
  Activities..........      11.94      11.64       11.57        12.07        8.28        8.11         3.89             8.40
                         --------    -------      ------     --------     -------      ------      -------         --------
Distributions
 Net realized gains...      (3.65)     (3.65)      (3.65)       (3.65)      (2.15)      (2.15)       (2.15)          (2.15 )
                         --------    -------      ------     --------     -------      ------      -------         --------
 Total Distributions..      (3.65)     (3.65)      (3.65)       (3.65)      (2.15)      (2.15)       (2.15)          (2.15 )
                         --------    -------      ------     --------     -------      ------      -------         --------
NET ASSET VALUE, END
 OF PERIOD............   $  34.17    $ 33.78      $33.83     $  34.50     $ 25.88      $25.79      $ 25.91         $  26.08
                         ========    =======      ======     ========     =======      ======      =======         ========
Total Return (excludes
 sales and redemption
 charges).............      49.93%     48.87%      48.32%       50.03%      44.88%      43.78%       44.37%(b)       45.32 %
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000).........   $187,016    $30,310      $5,751     $528,866     $71,894      $9,990      $   224         $354,825
Ratio of expenses to
 average net assets...       1.54%      2.29%       2.29%        1.29%       1.55%       2.32%        3.53%(c)         1.33%
Ratio of net
 investment loss to
 average net assets...      (1.18)%    (1.93)%     (1.94)%      (0.93)%     (1.27)%     (2.03)%      (3.06)%(c)        1.06%
Ratio of expenses to
 average net assets*..       1.54%      2.29%       2.29%        1.29%       1.58%       2.55%        3.53%(c)         1.33%
Ratio of net
 investment loss to
 average net assets*..      (1.18)%    (1.93)%     (1.94)%      (0.93)%     (1.30)%     (2.26)%      (3.06)%(c)       (1.06)%
Portfolio turnover
 (d)..................      67.22%     67.22%      67.22%       67.22%      50.53%      50.53%       50.53%           50.53%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        SMALL CAPITALIZATION FUND, CONTINUED
                          --------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          --------------------------------------------------------------------
                                           1994                              1993 (A)
                          ------------------------------------------ -------------------------
                          INVESTOR A  INVESTOR B (B)   INSTITUTIONAL INVESTOR A  INSTITUTIONAL
                          ----------  --------------   ------------- ----------  -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD...   $ 20.31       $ 22.71         $  20.31     $ 14.64      $  14.64
                           -------       -------         --------     -------      --------
Investment Activities
 Net investment loss....     (0.15)        (0.09)           (0.28)      (0.13)        (0.14)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.09         (2.79)            0.30        6.75          6.76
                           -------       -------         --------     -------      --------
 Total from Investment
  Activities............     (0.06)        (2.88)            0.02        6.62          6.62
                           -------       -------         --------     -------      --------
Distributions
 Net realized gains ....     (0.50)          --             (0.50)      (0.95)        (0.95)
                           -------       -------         --------     -------      --------
 Total Distributions....     (0.50)          --             (0.50)      (0.95)        (0.95)
                           -------       -------         --------     -------      --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 19.75       $ 19.83         $  19.83     $ 20.31      $  20.31
                           =======       =======         ========     =======      ========
Total Return (excludes
 sales and redemption
 charges)...............     (0.55)%      (12.68)%(c)       (0.15)%     45.77%        45.77%
RATIOS/SUPPLEMENTARY
  DATA:
Net Assets at end of
 period (000)...........   $42,791       $ 2,130         $271,425     $27,976      $291,462
Ratio of expenses to
 average net assets.....      1.40%         2.35%(d)         1.30%       1.29%         1.26%
Ratio of net investment
 income (loss) to
 average net assets.....     (1.24)%       (2.19)%(d)       (1.14)%     (1.02)%       (0.98)%
Ratio of expenses to
 average net assets*....      1.55%         2.61%(d)         1.30%       1.36%         1.28%
Ratio of net investment
 loss to average net
 assets*................     (1.39)%       (2.45)%(d)       (1.14)%     (1.09)%       (1.01)%
Portfolio turnover (e)..     72.64%        72.64%           72.64%      71.21%        71.21%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                   MID-CAPITALIZATION FUND
                           ------------------------------------------------------------------------------------------------------
                                        ELEVEN MONTHS ENDED MAY 31, 1998                    YEAR ENDED JUNE 30, 1997
                           ----------------------------------------------------  ------------------------------------------------
                           INVESTOR A   INVESTOR B   INVESTOR C   INSTITUTIONAL  INVESTOR A INVESTOR B  INVESTOR C  INSTITUTIONAL
                           ----------   ----------   ----------   -------------  ---------- ----------  ----------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $ 15.72      $ 15.12       $15.24       $  15.82      $ 20.71    $ 20.28     $ 20.36      $  20.83
Investment Activities
 Net investment loss.....     (0.14)       (0.23)       (0.23)         (0.11)       (0.16)     (0.24)      (0.21)        (0.13)
 Net realized and
  unrealized gains from
  investments............      2.51         2.42         2.46           2.52         1.30       1.21        1.22          1.25
                            -------      -------       ------       --------      -------    -------     -------      --------
 Total from Investment
  Activities.............      2.37         2.19         2.23           2.41         1.14       0.97        1.01          1.12
                            -------      -------       ------       --------      -------    -------     -------      --------
Distributions
 Net realized gains......     (3.11)       (3.11)       (3.11)         (3.11)       (6.13)     (6.13)      (6.13)        (6.13)
                            -------      -------       ------       --------      -------    -------     -------      --------
 Total Distributions.....     (3.11)       (3.11)       (3.11)         (3.11)       (6.13)     (6.13)      (6.13)        (6.13)
                            -------      -------       ------       --------      -------    -------     -------      --------
NET ASSET VALUE, END OF
 PERIOD..................   $ 14.98      $ 14.20       $14.36       $  15.12      $ 15.72    $ 15.12     $ 15.24      $  15.82
                            =======      =======       ======       ========      =======    =======     =======      ========
Total Return (excludes
 sales and redemption
 charges)................     16.84%(a)    16.27%(a)    16.44%(a)      16.98%(a)     5.78%      4.94%       5.17%         5.58%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)............   $90,183      $23,780       $2,228       $518,080      $80,634    $21,994     $ 2,018      $544,082
Ratio of expenses to
 average net assets......      1.55%(b)     2.30%(b)     2.30%(b)       1.30%(b)     1.56%      2.31%       2.31%         1.31%
Ratio of net investment
 loss to average net
 assets..................     (1.02)%(b)   (1.77)%(b)   (1.77)%(b)     (0.77)%(b)   (1.05)%    (1.80)%     (1.80)%       (0.80)%
Ratio of expenses to
 average net assets*.....      1.55%(b)     2.30%(b)     2.30%(b)       1.30%(b)     1.56%      2.31%       2.31%         1.31%
Ratio of net investment
 loss to average net
 assets*.................     (1.02)%(b)   (1.77)%(b)   (1.77)%(b)     (0.77)%(b)   (1.05)%    (1.80)%     (1.80)%       (0.80)%
Portfolio turnover (c)...     38.41%       38.41%       38.41%         38.41%       38.47%     38.47%      38.47%        38.47%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                         MID-CAPITALIZATION FUND, CONTINUED
                      ----------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED JUNE 30,
                      ----------------------------------------------------------------------------------------------------------
                                           1996                                                1995
                      ------------------------------------------------- ----------------------------------------------------
                      INVESTOR A  INVESTOR B  INVESTOR C  INSTITUTIONAL INVESTOR A  INVESTOR B INVESTOR C (A)  INSTITUTIONAL
                      ----------  ----------  ----------  ------------- ----------  ---------- --------------  -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........      $ 16.56     $ 16.35     $ 16.40      $  16.62     $ 14.69      $14.63       $16.29        $  14.70
Investment
Activities
 Net investment
  loss...........        (0.16)      (0.23)      (0.17)        (0.16)      (0.12)      (0.11)       (0.02)          (0.08)
 Net realized and
  unrealized
  gains from
  investments....         4.97        4.82        4.79          5.03        3.46        3.30         1.60            3.47
                       -------     -------     -------      --------     -------      ------       ------        --------
 Total from
  Investment
  Activities.....         4.81        4.59        4.62          4.87        3.34        3.19         1.58            3.39
                       -------     -------     -------      --------     -------      ------       ------        --------
Distributions
 Net realized
  gains..........        (0.66)      (0.66)      (0.66)        (0.66)      (0.48)      (0.48)         --            (0.49)
 In excess of net
  realized
  gains..........          --          --          --            --        (0.99)      (0.99)       (1.47)          (0.98)
                       -------     -------     -------      --------     -------      ------       ------        --------
 Total
  Distributions..        (0.66)      (0.66)      (0.66)        (0.66)      (1.47)      (1.47)       (1.47)          (1.47)
                       -------     -------     -------      --------     -------      ------       ------        --------
NET ASSET VALUE,
 END OF PERIOD...      $ 20.71     $ 20.28     $ 20.36      $  20.83     $ 16.56      $16.35       $16.40        $  16.62
                       =======     =======     =======      ========     =======      ======       ======        ========
Total Return
 (excludes sales
 and redemption
 charges)........        29.57%      28.59%      28.69%        29.83%      24.85%      23.88%       23.56%(b)       25.20%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end
 of period (000).      $66,260     $15,840     $ 1,088      $650,495     $43,803      $6,073       $  153        $683,320
Ratio of expenses
 to average net
 assets..........         1.54%       2.29%       2.29%         1.29%       1.51%       2.29%        2.27%(c)        1.29%
Ratio of net
 investment loss
 to average net
 assets..........        (0.94)%     (1.70)%     (1.73)%       (0.68)%     (0.87)%     (1.61)%      (1.43)%(c)      (0.64)%
Ratio of expenses
 to average net
 assets*.........         1.54%       2.29%       2.29%         1.29%       1.54%       2.54%        2.53%(c)        1.29%
Ratio of net
 investment loss
 to average net
 assets*.........        (0.94)%     (1.71)%     (1.74)%       (0.68)%     (0.90)%     (1.87)%      (1.70)%(c)      (0.65)%
Portfolio
 turnover (d)....        49.27%      49.27%      49.27%        49.27%      46.39%      46.39%       46.39%          46.39%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        MID-CAPITALIZATION FUND, CONTINUED
                         --------------------------------------------------------------------
                                               YEAR ENDED JUNE 30,
                         --------------------------------------------------------------------
                                          1994                              1993 (A)
                         ------------------------------------------ -------------------------
                         INVESTOR A  INVESTOR B (B)   INSTITUTIONAL INVESTOR A  INSTITUTIONAL
                         ----------  --------------   ------------- ----------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....  $ 15.11       $ 16.66         $  15.10     $ 12.80      $  12.80
                          -------       -------         --------     -------      --------
Investment Activities
 Net investment loss....    (0.10)        (0.05)           (0.11)      (0.01)        (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments...........    (0.28)        (1.98)           (0.25)       2.74          2.73
                          -------       -------         --------     -------      --------
 Total from Investment
  Activities............    (0.38)        (2.03)           (0.36)       2.73          2.72
                          -------       -------         --------     -------      --------
Distributions
 Net investment income..      --            --               --        (0.02)        (0.02)
 Net realized gains.....    (0.04)          --             (0.04)      (0.40)        (0.40)
                          -------       -------         --------     -------      --------
 Total Distributions....    (0.04)          --             (0.04)      (0.42)        (0.42)
                          -------       -------         --------     -------      --------
NET ASSET VALUE, END OF
 PERIOD.................  $ 14.69       $ 14.63         $  14.70     $ 15.11      $  15.10
                          =======       =======         ========     =======      ========
Total Return (excludes
 sales and redemption
 charges)...............    (2.57)%      (12.18)%(c)       (2.44)%     21.42%        21.34%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........  $36,108       $ 1,616         $533,260     $26,460      $595,127
Ratio of expenses to
 average net assets.....     1.38%         2.30%(d)         1.28%       1.28%         1.24%
Ratio of net investment
 loss to average net
 assets.................    (0.75)%       (1.57)%(d)       (0.65)%     (0.12)%       (0.09)%
Ratio of expenses to
 average net assets*....     1.53%         2.56%(d)         1.28%       1.35%         1.27%
Ratio of net investment
 loss to average net
 assets*................    (0.90)%       (1.83)%(d)       (0.65)%     (0.19)%       (0.11)%
Portfolio turnover (e)..    70.87%        70.87%           70.87%      66.48%        66.48%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                LARGE CAPITALIZATION FUND
                           ------------------------------------------------------------------------------------------------------
                                   ELEVEN MONTHS ENDED MAY 31, 1998                          YEAR ENDED JUNE 30, 1997
                           -----------------------------------------------------   ----------------------------------------------
                           INVESTOR A    INVESTOR B   INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                           ----------    ----------   ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $ 14.44       $ 14.34       $14.28       $  14.48       $ 11.23     $11.22     $11.16     $  11.25
                            -------       -------       ------       --------       -------     ------     ------     --------
Investment Activities
 Net investment income
  (loss).................     (0.06)        (0.12)       (0.06)         (0.03)          --       (0.05)     (0.06)        0.03
 Net realized and
  unrealized gains from
  investments............      3.51          3.43         3.32           3.52          3.30       3.25       3.27         3.31
                            -------       -------       ------       --------       -------     ------     ------     --------
 Total from Investment
  Activities.............      3.45          3.31         3.26           3.49          3.30       3.20       3.21         3.34
                            -------       -------       ------       --------       -------     ------     ------     --------
Distributions
 Net investment income...       --            --           --             --          (0.01)       --       (0.01)       (0.03)
 Tax return of capital...     (0.03)        (0.03)       (0.03)         (0.03)          --         --         --           --
 Net realized gains......     (1.67)        (1.67)       (1.67)         (1.67)        (0.08)     (0.08)     (0.08)       (0.08)
                            -------       -------       ------       --------       -------     ------     ------     --------
 Total Distributions.....     (1.70)        (1.70)       (1.70)         (1.70)        (0.09)     (0.08)     (0.09)       (0.11)
                            -------       -------       ------       --------       -------     ------     ------     --------
NET ASSET VALUE, END OF
 PERIOD..................   $ 16.19       $ 15.95       $15.84       $  16.27       $ 14.44     $14.34     $14.28     $  14.48
                            =======       =======       ======       ========       =======     ======     ======     ========
Total Return (excludes
 sales and redemption
 charges)................     25.95%(a)     25.12%(a)    24.87%(a)      26.18%(a)     29.52%     28.62%     28.82%       29.81%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)............   $21,628       $10,169       $  268       $358,221       $12,260     $4,130     $   42     $338,388
Ratio of expenses to
 average net assets......      1.35%(b)      2.09%(b)     2.09%(b)       1.10%(b)      1.37%      2.12%      2.12%        1.12%
Ratio of net investment
 income (loss) to average
 net assets..............     (0.45)%(b)    (1.21)%(b)   (1.24)%(b)     (0.19)%(b)    (0.14)%    (0.88)%    (0.91)%       0.19%
Ratio of expenses to
 average net assets*.....      1.35%(b)      2.09%(b)     2.09%(b)       1.10%(b)      1.37%      2.12%      2.12%        1.12%
Ratio of net investment
 income (loss) to average
 net assets*.............     (0.45)%(b)    (1.21)%(b)   (1.24)%(b)     (0.19)%(b)    (0.14)%    (0.88)%    (0.91)%       0.19%
Portfolio turnover (c)...     24.74%        24.74%       24.74%         24.74%        48.44%     48.44%     48.44%       48.44%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds


                               LARGE CAPITALIZATION FUND, CONTINUED
                          -------------------------------------------------------
                              DECEMBER 28, 1995 TO JUNE 30, 1996(A)
                          -------------------------------------------------------
                          INVESTOR A    INVESTOR B    INVESTOR C    INSTITUTIONAL
                          ----------    ----------    ----------    -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.00        $10.00        $10.00        $  10.00
                            ------        ------        ------        --------
Investment Activities
 Net investment income
  (loss)................      0.03          0.01           --             0.03
 Net realized and
  unrealized gains from
  investments...........      1.23          1.23          1.17            1.25
                            ------        ------        ------        --------
 Total from Investment
  Activities............      1.26          1.24          1.17            1.28
                            ------        ------        ------        --------
Distributions
 Net investment income..     (0.03)        (0.02)          --            (0.03)
 In excess of net
  investment income.....       --            --          (0.01)            --
                            ------        ------        ------        --------
 Total Distributions....     (0.03)        (0.02)        (0.01)          (0.03)
                            ------        ------        ------        --------
NET ASSET VALUE, END OF
 PERIOD.................    $11.23        $11.22        $11.16        $  11.25
                            ======        ======        ======        ========
Total Return (excludes
 sales and redemption
 charges)...............      8.99%(b)      8.77%(b)      8.14%(b)       12.86%(b)
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $1,657        $  832        $    2        $274,150
Ratio of expenses to
 average net assets.....      1.40%(c)      1.78%(c)      2.24%(c)        2.19%(c)
Ratio of net investment
 income (loss) to
 average net assets.....      0.31%(c)     (0.32)%(c)    (0.45)%(c)       1.26%(c)
Ratio of expenses to
 average net assets*....      2.62%(c)      4.07%(c)      4.25%(c)        2.26%(c)
Ratio of net investment
 income (loss) to
 average net assets*....     (0.91)%(c)    (2.61)%(c)    (2.46)%(c)       1.19%(c)
Portfolio turnover (d)..      0.86%         0.86%         0.86%           0.86%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                INTERNATIONAL DISCOVERY FUND
                           -------------------------------------------------------------------------------------------------------
                                     ELEVEN MONTHS ENDED MAY 31, 1998                         YEAR ENDED JUNE 30, 1997
                           ------------------------------------------------------  -----------------------------------------------
                           INVESTOR A    INVESTOR B    INVESTOR C   INSTITUTIONAL  INVESTOR A INVESTOR B  INVESTOR C INSTITUTIONAL
                           ----------    ----------    ----------   -------------  ---------- ----------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.....   $ 16.25       $ 15.85        $16.21       $  16.41      $ 14.01    $ 13.77      $14.08     $  14.11
                            -------       -------        ------       --------      -------    -------      ------     --------
Investment Activities
 Net investment income
  (loss).................     (0.09)        (0.19)        (0.17)         (0.04)       (0.07)     (0.16)      (0.15)       (0.05)
 Net realized and
  unrealized gains from
  investments and foreign
  currencies.............      0.86          0.83          0.83           0.84         2.31       2.24        2.28         2.35
                            -------       -------        ------       --------      -------    -------      ------     --------
 Total from Investment
  Activities.............      0.77          0.64          0.66           0.80         2.24       2.08        2.13         2.30
                            -------       -------        ------       --------      -------    -------      ------     --------
Distributions
 Net realized gains......     (0.51)        (0.51)        (0.51)         (0.51)         --         --          --           --
                            -------       -------        ------       --------      -------    -------      ------     --------
 Total Distributions.....     (0.51)        (0.51)        (0.51)         (0.51)         --         --          --           --
                            -------       -------        ------       --------      -------    -------      ------     --------
NET ASSET VALUE, END OF
 PERIOD..................   $ 16.51       $ 15.98        $16.36       $  16.70      $ 16.25    $ 15.85      $16.21     $  16.41
                            =======       =======        ======       ========      =======    =======      ======     ========
Total Return (excludes
 sales and redemption
 charges)................      5.17 %(a)     4.47 %(a)     4.49 %(a)      5.31 %(a)   15.99 %    15.11 %     15.13 %      16.34 %
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)............   $43,268       $12,840        $1,026       $427,922      $48,557    $13,516      $  875     $426,111
Ratio of expenses to
 average net assets......      1.82 %(b)     2.56 %(b)     2.56 %(b)      1.56 %(b)    1.80 %     2.55 %      2.56 %       1.55 %
Ratio of net investment
 income (loss) to average
 net assets..............     (0.75)%(b)    (1.49)%(b)    (1.48)%(b)     (0.47)%(b)   (0.54)%    (1.29)%     (1.28)%      (0.29)%
Ratio of expenses to
 average net assets*.....      1.82 %(b)     2.56 %(b)     2.56 %(b)      1.56 %(b)    1.80 %     2.55 %      2.56 %       1.55 %
Ratio of net investment
 income (loss) to average
 net assets*.............     (0.75)%(b)    (1.49)%(b)    (1.48)%(b)     (0.47)%(b)   (0.54)%    (1.29)%     (1.28)%      (0.29)%
Portfolio turnover (c)...     34.15 %       34.15 %       34.15 %        34.15 %      45.18 %    45.18 %     45.18 %      45.18 %

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                  INTERNATIONAL DISCOVERY FUND, CONTINUED
                    --------------------------------------------------------------------------------------------------------
                                                            YEAR ENDED JUNE 30,
                    --------------------------------------------------------------------------------------------------------
                                         1996                                             1995
                    ----------------------------------------------- ----------------------------------------------------
                    INVESTOR A  INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A  INVESTOR B INVESTOR C(A)   INSTITUTIONAL
                    ----------  ---------- ---------- ------------- ----------  ---------- -------------   -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD...........   $ 12.23      $12.15     $12.42     $  12.33     $ 13.18      $13.21      $12.97         $  13.24
                     -------      ------     ------     --------     -------      ------      ------         --------
Investment
 Activities
 Net investment
  income (loss)...     (0.02)      (0.08)     (0.10)        0.02        0.03       (0.04)       0.03             0.04
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign
  currencies......      1.81        1.70       1.79         1.80       (0.36)      (0.40)       0.04            (0.33)
                     -------      ------     ------     --------     -------      ------      ------         --------
Total from
 Investment
 Activities.......      1.79        1.62       1.69         1.82       (0.33)      (0.44)       0.07            (0.29)
                     -------      ------     ------     --------     -------      ------      ------         --------
Distributions
 Net investment
  income..........       --          --         --         (0.02)        --          --          --               --
 Net realized
  gains...........     (0.01)        --       (0.03)       (0.02)      (0.62)      (0.62)      (0.62)           (0.62)
                     -------      ------     ------     --------     -------      ------      ------         --------
 Total Distribu-
  tions...........     (0.01)        --       (0.03)       (0.04)      (0.62)      (0.62)      (0.62)           (0.62)
                     -------      ------     ------     --------     -------      ------      ------         --------
NET ASSET VALUE,
 END OF PERIOD....    $14.01      $13.77     $14.08     $  14.11     $ 12.23      $12.15      $12.42         $  12.33
                     -------      ------     ------     --------     -------      ------      ------         --------
Total Return
 (excludes sales
 and redemption
 charges).........     14.65 %     13.33 %    13.62 %      14.76 %     (2.19)%     (3.03)%     (1.15)%(b)       (1.86)%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end
 of period (000)..   $39,575      $9,489     $  474     $364,095     $34,228      $5,469      $   82         $264,759
Ratio of expenses
 to average net
 assets...........      1.80 %      2.55 %     2.50 %       1.55 %      1.78 %      2.57 %     2.32 %(c)         1.56 %
Ratio of net
 investment income
 (loss) to average
 net assets.......     (0.11)%     (0.86)%    (0.84)%       0.12 %      0.08 %     (0.49)%     1.74 %(c)         0.31 %
Ratio of expenses
 to average net
 assets*..........      1.88 %      2.63 %     2.62 %       1.55 %      1.91 %      2.92 %     3.27 %(c)         1.59 %
Ratio of net
 investment income
 (loss) to average
 net assets*......     (0.19)%     (0.94)%    (0.97)%       0.12 %     (0.06)%     (0.84)%     0.79 %(c)         0.28 %
Portfolio turnover
 (d)..............     54.47 %     54.47 %    54.47 %      54.47 %    104.39 %    104.39 %    104.39 %         104.39 %

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                      INTERNATIONAL DISCOVERY FUND, CONTINUED
                          ---------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          ---------------------------------------------------------------------
                                                                      DECEMBER 29, 1992 TO
                                           1994                        JUNE 30 1993(A)(E)
                          ----------------------------------------- ---------------------------
                          INVESTOR A  INVESTOR B(C)   INSTITUTIONAL INVESTOR A    INSTITUTIONAL
                          ----------  -------------   ------------- ----------    -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.50       $14.12         $  11.54      $10.00        $  10.00
                           -------       ------         --------      ------        --------
Investment Activities
 Net investment income
  (loss)................     (0.02)       (0.01)           (0.01)       0.03            0.04
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currencies....      1.74        (0.90)            1.75        1.48            1.51
                           -------       ------         --------      ------        --------
Total from Investment
 Activities.............      1.72        (0.91)            1.74        1.51            1.55
                           -------       ------         --------      ------        --------
Distributions
 Net investment income..     (0.02)         --             (0.02)      (0.01)          (0.01)
 Net realized gains.....     (0.02)         --             (0.02)        --              --
                           -------       ------         --------      ------        --------
 Total Distributions....     (0.04)         --             (0.04)      (0.01)          (0.01)
                           -------       ------         --------      ------        --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 13.18       $13.21         $  13.24      $11.50        $  11.54
                           =======       ======         ========      ======        ========
Total Return (excludes
 sales and redemption
 charges)...............     14.99 %      (6.44)%(d)       15.12 %     15.11 %(d)      15.52 %(d)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........   $36,297       $2,680         $261,798      $8,353        $114,822
Ratio of expenses to
 average net assets.....      1.63 %       2.56 %(b)        1.52 %      1.64 %(b)       1.58 %(b)
Ratio of net investment
 income (loss) to
 average net assets.....     (0.29)%      (0.22)%(b)       (0.30)%     (1.02)%(b)      (0.82)%(b)
Ratio of expenses to
 average net assets*....      1.84 %       2.61 %(b)        1.57 %      1.81 %(b)       1.63 %(b)
Ratio of net investment
 income (loss) to
 average net assets*....     (0.49)%      (0.27)%(b)       (0.35)%     (0.85)%(b)      (0.77)%(b)
Portfolio turnover (f)..     37.23 %      37.23 %          37.23 %     12.47 %         12.47 %

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Annualized.
(c) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(d) Not annualized.
(e) Period from commencement of operations.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                           LIMITED MATURITY BOND FUND
                          ------------------------------------------------------------------------------------------------------
                                 ELEVEN MONTHS ENDED MAY 31, 1998                            YEAR ENDED JUNE 30, 1997
                          -----------------------------------------------------   ----------------------------------------------
                          INVESTOR A    INVESTOR B   INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                          ----------    ----------   ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.49        $ 9.49       $ 9.29       $   9.49       $  9.48     $ 9.46     $ 9.29     $   9.48
                           -------        ------       ------       --------       -------     ------     ------     --------
Investment Activities
 Net investment income..      0.47          0.40         0.42           0.50          0.55       0.48       0.48         0.57
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.01          0.02        (0.01)          0.01          0.01       0.02        --          0.02
                           -------        ------       ------       --------       -------     ------     ------     --------
 Total from Investment
  Activities............      0.48          0.42         0.41           0.51          0.56       0.50       0.48         0.59
                           -------        ------       ------       --------       -------     ------     ------     --------
Distributions
 Net investment income..     (0.47)        (0.41)       (0.42)         (0.50)        (0.55)     (0.47)     (0.48)       (0.58)
                           -------        ------       ------       --------       -------     ------     ------     --------
 Total Distributions....     (0.47)        (0.41)       (0.42)         (0.50)        (0.55)     (0.47)     (0.48)       (0.58)
                           -------        ------       ------       --------       -------     ------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.50        $ 9.50       $ 9.28       $   9.50       $  9.49     $ 9.49     $ 9.29     $   9.49
                           =======        ======       ======       ========       =======     ======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............      5.23%(a)      4.50%(a)     4.48%(a)       5.46%(a)      6.11%      5.39%      5.26%        6.42%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $41,571        $1,553       $2,199       $150,510       $27,381     $1,492     $   41     $136,126
Ratio of expenses to
 average net assets.....      1.07%(b)      1.82%(b)     1.80%(b)       0.82%(b)      1.11%      1.86%      1.86%        0.85%
Ratio of net investment
 income to average net
 assets.................      5.37%(b)      4.63%(b)     4.60%(b)       5.63%(b)      5.76%      5.02%      4.97%        6.03%
Ratio of expenses to
 average net assets*....      1.31%(b)      2.06%(b)     2.04%(b)       1.06%(b)      1.35%      2.10%      2.10%        1.10%
Ratio of net investment
 income to average net
 assets*................      5.13%(b)      4.39%(b)     4.36%(b)       5.39%(b)      5.52%      4.78%      4.73%        5.78%
Portfolio turnover (c)..    225.88%       225.88%      225.88%        225.88%       607.84%    607.84%    607.84%      607.84%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                         LIMITED MATURITY BOND FUND, CONTINUED
                       ---------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED JUNE 30,
                       ---------------------------------------------------------------------------------------------------------
                                            1996                                             1995
                       ---------------------------------------------- --------------------------------------------------
                       INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                       ---------- ---------- ---------- ------------- ---------- ---------- -------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD.   $  9.71     $ 9.70     $ 9.53     $   9.71     $  9.57     $ 9.56       $ 9.35       $   9.57
                        -------     ------     ------     --------     -------     ------       ------       --------
Investment
 Activities
 Net investment
  income.........          0.62       0.55       0.58         0.65        0.56       0.49         0.20           0.58
 Net realized and
  unrealized
  gains (losses)
  from
  investments....         (0.21)     (0.22)     (0.23)       (0.21)       0.13       0.12         0.17           0.13
                        -------     ------     ------     --------     -------     ------       ------       --------
 Total from
  Investment
  Activities.....          0.41       0.33       0.35         0.44        0.69       0.61         0.37           0.71
                        -------     ------     ------     --------     -------     ------       ------       --------
Distributions
 Net investment
  income.........         (0.62)     (0.55)     (0.58)       (0.65)      (0.55)     (0.47)       (0.19)         (0.57)
 Net realized
  gains..........         (0.01)       --         --         (0.01)         --         --           --             --
 Tax return of
  capital........         (0.01)     (0.02)       --         (0.01)         --         --           --             --
                        -------     ------     ------     --------     -------     ------       ------       --------
 Total
  Distributions..         (0.64)     (0.57)     (0.59)       (0.67)      (0.55)     (0.47)       (0.19)         (0.57)
                        -------     ------     ------     --------     -------     ------       ------       --------
NET ASSET VALUE,
 END OF PERIOD...       $  9.48     $ 9.46     $ 9.29     $   9.48     $  9.71     $ 9.70       $ 9.53       $   9.71
                        =======     ======     ======     ========     =======     ======       ======       ========
Total Return
 (excludes sales
 and redemption
 charges)........          4.37%      3.43%      3.71%        4.65%       7.53%      6.68%        3.58%(b)       7.76%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end
 of period (000).       $14,390     $1,547     $   11     $136,681     $18,930     $  892           --       $141,781
Ratio of expenses
 to average net
 assets..........          1.09%      1.84%      1.82%        0.84%       1.05%      1.85%        1.18%(c)       0.84%
Ratio of net
 investment
 income to
 average net
 assets..........          6.09%      5.35%      5.34%        6.32%       5.89%      5.14%        5.61%(c)       6.11%
Ratio of expenses
 to average net
 assets*.........          1.33%      2.08%      2.02%        1.08%       1.36%      2.36%        1.18%(c)       1.11%
Ratio of net
 investment
 income to
 average net
 assets*.........          5.85%      5.11%      5.14%        6.08%       5.58%      4.62%        5.61%(c)       5.84%
Portfolio
 turnover (d)....        618.60%    618.60%    618.60%      618.60%     397.97%    397.97%      397.97%        397.97%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                       LIMITED MATURITY BOND FUND, CONTINUED
                          -----------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          -----------------------------------------------------------------
                                           1994                            1993 (A)
                          ---------------------------------------- ------------------------
                          INVESTOR A INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ---------- --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.18       $ 9.99        $  10.18     $ 10.25     $  10.25
                           -------       ------        --------     -------     --------
Investment Activities
 Net investment income..      0.62         0.23            0.64        0.65         0.65
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.58)       (0.44)          (0.59)       0.13         0.13
                           -------       ------        --------     -------     --------
 Total from Investment
  Activities............      0.04        (0.21)           0.05        0.78         0.78
                           -------       ------        --------     -------     --------
Distributions
 Net investment income..     (0.61)       (0.22)          (0.62)      (0.69)       (0.69)
 Net realized gains.....        --           --              --       (0.16)       (0.16)
 In excess of net
  realized gains........     (0.04)          --           (0.04)         --           --
                           -------       ------        --------     -------     --------
 Total Distributions....     (0.65)       (0.22)          (0.66)      (0.85)       (0.85)
                           -------       ------        --------     -------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.57       $ 9.56        $   9.57     $ 10.18     $  10.18
                           =======       ======        ========     =======     ========
Total Return (excludes
 sales and redemption
 charges)...............      0.32%       (2.09)%(c)       0.43%       7.96%        7.98%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $24,907       $  629        $156,678     $18,060     $141,706
Ratio of expenses to
 average net assets.....      0.86%        1.78%(d)        0.76%       0.75%        0.72%
Ratio of net investment
 income to average net
 assets.................      6.22%        5.36%(d)        6.32%       6.41%        6.45%
Ratio of expenses to
 average net assets*....      1.30%        2.33%(d)        1.05%       1.08%        1.01%
Ratio of net investment
 income to average net
 assets*................      5.78%        4.81%(d)        6.03%       6.08%        6.16%
Portfolio turnover (e)..    353.28%      353.28%         353.28%     123.10%      123.10%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                        INTERMEDIATE GOVERNMENT OBLIGATIONS FUND
                          ------------------------------------------------------------------------------------------------------
                                   ELEVEN MONTHS ENDED MAY 31, 1998                          YEAR ENDED JUNE 30, 1997
                          -----------------------------------------------------   ----------------------------------------------
                          INVESTOR A    INVESTOR B   INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                          ----------    ----------   ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.73        $ 9.71       $ 9.54       $   9.73       $   9.70   $   9.67   $   9.52    $   9.71
                           -------        ------       ------       --------       --------   --------   --------    --------
Investment Activities
 Net investment income..      0.49          0.43         0.40           0.52           0.52       0.45       0.45        0.55
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.16          0.15         0.18           0.16           0.04       0.03       0.02        0.03
                           -------        ------       ------       --------       --------   --------   --------    --------
 Total from Investment
  Activities............      0.65          0.58         0.58           0.68           0.56       0.48       0.47        0.58
                           -------        ------       ------       --------       --------   --------   --------    --------
Distributions
 Net investment income..     (0.49)        (0.43)       (0.43)         (0.52)         (0.53)     (0.44)     (0.45)      (0.56)
 Tax return of capital..     (0.01)        (0.01)       (0.01)         (0.01)           --         --         --          --
                           -------        ------       ------       --------       --------   --------   --------    --------
 Total Distributions....     (0.50)        (0.44)       (0.44)         (0.53)         (0.53)     (0.44)     (0.45)      (0.56)
                           -------        ------       ------       --------       --------   --------   --------    --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.88        $ 9.85       $ 9.68       $   9.88       $   9.73   $   9.71   $   9.54    $   9.73
                           =======        ======       ======       ========       ========   ========   ========    ========
Total Return (excludes
 sales and redemption
 charges)...............      6.78%(a)      6.07%(a)     6.19%(a)       7.03%(a)       5.91%      5.09%      5.03%       6.11%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $14,461        $1,852       $  235       $171,481       $ 18,552   $  1,972   $    194    $187,856
Ratio of expenses to
 average net assets.....      1.22%(b)      1.97%(b)     1.96%(b)       0.97%(b)       1.23%      1.98%      1.99%       0.98%
Ratio of net investment
 income to average net
 assets.................      5.42%(b)      4.67%(b)     4.67%(b)       5.67%(b)       5.41%      4.67%      4.69%       5.66%
Ratio of expenses to
 average net assets*....      1.31%(b)      2.06%(b)     2.05%(b)       1.06%(b)       1.32%      2.07%      2.07%       1.07%
Ratio of net investment
 income to average net
 assets*................      5.34%(b)      4.58%(b)     4.58%(b)       5.58%(b)       5.32%      4.58%      4.61%       5.57%
Portfolio turnover (c)..    774.28%       774.28%      774.28%        774.28%      1,516.78%  1,516.78%  1,516.78%   1,516.78%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                               INTERMEDIATE GOVERNMENT OBLIGATIONS FUND, CONTINUED
                        -------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                        -------------------------------------------------------------------------------------------------
                                             1996                                             1995
                        ---------------------------------------------- --------------------------------------------------
                        INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                        ---------- ---------- ---------- ------------- ---------- ---------- -------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..   $  9.93     $ 9.89     $ 9.76     $   9.93     $  9.62     $ 9.60       $ 9.42       $   9.62
                         -------     ------     ------     --------     -------     ------       ------       --------
Investment Activities
 Net investment
  income..............      0.60       0.53       0.53         0.62        0.50       0.43         0.18           0.52
 Net realized and
  unrealized gains
  (losses) from
  investments.........     (0.25)     (0.24)     (0.25)       (0.24)       0.31       0.30         0.33           0.31
                         -------     ------     ------     --------     -------     ------       ------       --------
 Total from Investment
  Activities..........      0.35       0.29       0.28         0.38        0.81       0.73         0.51           0.83
                         -------     ------     ------     --------     -------     ------       ------       --------
Distributions
 Net investment
  income..............     (0.58)     (0.51)     (0.52)       (0.60)      (0.50)     (0.44)       (0.17)         (0.52)
                         -------     ------     ------     --------     -------     ------       ------       --------
 Total Distributions..     (0.58)     (0.51)     (0.52)       (0.60)      (0.50)     (0.44)       (0.17)         (0.52)
                         -------     ------     ------     --------     -------     ------       ------       --------
NET ASSET VALUE,
 END OF PERIOD........   $  9.70     $ 9.67     $ 9.52     $   9.71     $  9.93     $ 9.89       $ 9.76       $   9.93
                         =======     ======     ======     ========     =======     ======       ======       ========
Total Return (excludes
 sales and redemption
 charges).............      3.69%      2.93%      2.86%        3.95%       8.69%      7.84%        5.21%(b)       9.02%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000).........   $22,954     $1,843     $   80     $225,313     $27,521     $  977       $    9       $249,169
Ratio of expenses to
 average net assets...      1.21%      1.96%      1.96%        0.96%       1.25%      2.06%        2.09%(c)       1.04%
Ratio of net
 investment income to
 average net assets...      5.51%      4.78%      4.83%        5.76%       5.22%      4.41%        4.24%(c)       5.43%
Ratio of expenses to
 average net assets*..      1.30%      2.05%      2.05%        1.05%       1.41%      2.42%        2.36%(c)       1.16%
Ratio of net
 investment income to
 average net assets*..      5.42%      4.69%      4.74%        5.67%       5.07%      4.05%        3.98%(c)       5.31%
Portfolio turnover
 (d)..................    916.39%    916.39%    916.39%      916.39%     549.93%    549.13%      549.13%        549.13%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                INTERMEDIATE GOVERNMENT OBLIGATIONS FUND, CONTINUED
                          ------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          ------------------------------------------------------------------
                                           1994                             1993 (A)
                          ----------------------------------------- ------------------------
                          INVESTOR A  INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ----------  --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.53        $10.14        $  10.53     $ 10.42     $  10.42
                           -------        ------        --------     -------     --------
Investment Activities
 Net investment income..      0.59          0.21            0.60        0.68         0.68
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.66)        (0.54)          (0.66)       0.21         0.22
                           -------        ------        --------     -------     --------
 Total from Investment
  Activities............     (0.07)        (0.33)          (0.06)       0.89         0.90
                           -------        ------        --------     -------     --------
Distributions
 Net investment income..     (0.59)        (0.21)          (0.60)      (0.73)       (0.73)
 Net realized gains.....       --            --              --        (0.05)       (0.06)
 In excess of net
  realized gains........     (0.25)          --            (0.25)        --           --
                           -------        ------        --------     -------     --------
 Total Distributions....     (0.84)        (0.21)          (0.85)      (0.78)       (0.79)
                           -------        ------        --------     -------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.62        $ 9.60        $   9.62     $ 10.53     $  10.53
                           =======        ======        ========     =======     ========
Total Return (excludes
 sales and redemption
 charges)...............     (0.90)%       (3.31)%(c)      (0.80)%      8.92%        8.94%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $36,106        $  531        $281,232     $37,055     $272,607
Ratio of expenses to
 average net assets.....      1.00%         1.92%(d)        0.90%       0.90%        0.87%
Ratio of net investment
 income to average net
 assets.................      5.80%         4.80%(d)        5.90%       6.51%        6.54%
Ratio of expenses to
 average net assets*....      1.29%         2.32%(d)        1.04%       1.08%        1.01%
Ratio of net investment
 income to average net
 assets*................      5.51%         4.41%(d)        5.76%       6.33%        6.40%
Portfolio turnover (e)..    546.06%       546.06%         546.06%     225.90%      225.90%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                           U.S. GOVERNMENT INCOME FUND
                          -------------------------------------------------------------------------------------------------------
                                 ELEVEN MONTHS ENDED MAY 31, 1998                             YEAR ENDED JUNE 30, 1997
                          ------------------------------------------------------   ----------------------------------------------
                          INVESTOR A    INVESTOR B    INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                          ----------    ----------    ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD ...   $  9.15       $  9.13        $ 9.10       $   9.15       $  9.25    $  9.21     $ 9.19     $   9.25
                           -------       -------        ------       --------       -------    -------     ------     --------
Investment Activities
 Net investment income..      0.61          0.55          0.54           0.63          0.70       0.63       0.64         0.72
 Net realized and
  unrealized (losses)
  from investments......      0.08          0.07          0.08           0.08         (0.10)     (0.09)     (0.11)       (0.10)
                           -------       -------        ------       --------       -------    -------     ------     --------
 Total from Investment
  Activities............      0.69          0.62          0.62           0.71          0.60       0.54       0.53         0.62
                           -------       -------        ------       --------       -------    -------     ------     --------
Distributions
 Net investment income..     (0.53)        (0.47)        (0.47)         (0.55)        (0.59)     (0.52)     (0.50)       (0.61)
 Tax return of capital..     (0.04)        (0.04)        (0.04)         (0.04)        (0.11)     (0.10)     (0.12)       (0.11)
                           -------       -------        ------       --------       -------    -------     ------     --------
 Total Distributions....     (0.57)        (0.51)        (0.51)         (0.59)        (0.70)     (0.62)     (0.62)       (0.72)
                           -------       -------        ------       --------       -------    -------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.27       $  9.24        $ 9.21       $   9.27       $  9.15    $  9.13     $ 9.10     $   9.15
                           =======       =======        ======       ========       =======    =======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............      7.80%(a)      6.98%(a)      7.03%(a)       8.04%(a)      6.86%      6.06%      6.07%        6.91%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $54,710       $23,739        $  363       $161,567       $58,589    $23,448     $   69     $148,854
Ratio of expenses to
 average net assets.....      1.00%(b)      1.75%(b)      1.74%(b)       0.75%(b)      1.02%      1.77%      1.77%        0.77%
Ratio of net investment
 income to average net
 assets.................      7.20%(b)      6.45%(b)      6.34%(b)       7.44%(b)      7.64%      6.89%      6.89%        7.90%
Ratio of expenses to
 average net assets*....      1.34%(b)      2.09%(b)      2.08%(b)       1.09%(b)      1.36%      2.11%      2.11%        1.11%
Ratio of net investment
 income to average net
 assets*................      6.86%(b)      6.11%(b)      6.01%(b)       7.10%(b)      7.30%      6.55%      6.55%        7.56%
Portfolio turnover (c)..    278.94%       278.94%       278.94%        278.94%       499.53%    499.53%    499.53%      499.53%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                      U.S. GOVERNMENT INCOME FUND, CONTINUED
                         -------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                         -------------------------------------------------------------------------------------------------
                                              1996                                            1995
                         ---------------------------------------------- --------------------------------------------------
                         INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C(A)  INSTITUTIONAL
                         ---------- ---------- ---------- ------------- ---------- ---------- -------------  -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD...   $  9.42    $  9.39     $ 9.36     $   9.42     $  9.41     $ 9.38      $ 9.12        $   9.41
                          -------    -------     ------     --------     -------     ------      ------        --------
Investment Activities
 Net investment income.      0.73       0.66       0.66         0.75        0.75       0.68        0.28            0.76
 Net realized and
  unrealized gains
  (losses) from
  investments..........     (0.17)     (0.18)     (0.17)       (0.17)        --        0.01        0.24            0.01
                          -------    -------     ------     --------     -------     ------      ------        --------
 Total from Investment
  Activities...........      0.56       0.48       0.49         0.58        0.75       0.69        0.52            0.77
                          -------    -------     ------     --------     -------     ------      ------        --------
Distributions
 Net investment income.     (0.65)     (0.59)     (0.66)       (0.67)      (0.66)     (0.61)      (0.25)          (0.68)
 Tax return of capital.     (0.08)     (0.07)        --        (0.08)      (0.08)     (0.07)      (0.03)          (0.08)
                          -------    -------     ------     --------     -------     ------      ------        --------
 Total Distributions...     (0.73)     (0.66)     (0.66)       (0.75)      (0.74)     (0.68)      (0.28)          (0.76)
                          -------    -------     ------     --------     -------     ------      ------        --------
NET ASSET VALUE, END OF
 PERIOD................   $  9.25    $  9.21     $ 9.19     $   9.25     $  9.42     $ 9.39      $ 9.36        $   9.42
                          =======    =======     ======     ========     =======     ======      ======        ========
Total Return (excludes
 sales and redemption
 charges)..............      5.97%      5.22%      5.25%        6.34%       8.46%      7.71%       5.26%(b)        8.70%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)..........   $52,250    $19,556     $   70     $130,615     $50,931     $8,478      $   29        $110,190
Ratio of expenses to
 average net assets....      1.01%      1.76%      1.76%        0.76%       1.04%      1.83%       2.88%(c)        0.83%
Ratio of net investment
 income to average net
 assets................      7.70%      6.92%      6.92%        7.94%       8.03%      7.28%      11.54%(c)        8.25%
Ratio of expenses to
 average net assets*...      1.35%      2.10%      2.10%        1.10%       1.44%      2.44%       2.88%(c)        1.19%
Ratio of net investment
 income to average net
 assets*...............      7.36%      6.58%      6.58%        7.60%       7.63%      6.67%      11.54%(c)        7.89%
Portfolio turnover (d).    348.01%    348.01%    348.01%      348.01%     114.71%    114.71%     114.71%         114.71%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        U.S. GOVERNMENT INCOME FUND, CONTINUED
                          --------------------------------------------------------------------
                                   YEAR ENDED JUNE 30,
                          ----------------------------------------   NOVEMBER 12, 1992 TO
                                           1994                      JUNE 30, 1993 (A)(E)
                          ---------------------------------------- ---------------------------
                          INVESTOR A INVESTOR B(C)   INSTITUTIONAL INVESTOR A    INSTITUTIONAL
                          ---------- -------------   ------------- ----------    -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.04      $ 9.88         $  10.04     $ 10.00         $ 10.00
                           -------      ------         --------     -------         -------
Investment Activities
 Net investment income..      0.74        0.28             0.74        0.48            0.48
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.64)      (0.50)           (0.63)       0.04            0.04
                           -------      ------         --------     -------         -------
 Total from Investment
  Activities............      0.10       (0.22)            0.11        0.52            0.52
                           -------      ------         --------     -------         -------
Distributions
 Net investment income..     (0.72)      (0.27)           (0.73)      (0.48)          (0.48)
 Tax return of capital..     (0.01)      (0.01)           (0.01)        --              --
                           -------      ------         --------     -------         -------
 Total Distributions....     (0.73)      (0.28)           (0.74)      (0.48)          (0.48)
                           -------      ------         --------     -------         -------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.41      $ 9.38         $   9.41     $ 10.04         $ 10.04
                           =======      ======         ========     =======         =======
Total Return (excludes
 sales and redemption
 charges)...............      0.94%      (2.26)%(d)        1.04%       5.35%(d)        5.37%(d)
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $54,027      $2,787         $101,506     $32,633         $71,862
Ratio of expenses to
 average net assets.....      0.82%       1.77%(b)         0.72%       0.75%(b)        0.70%(b)
Ratio of net investment
 income to average net
 assets.................      7.42%       6.72%(b)         7.51%       7.41%(b)        7.49%(b)
Ratio of expenses to
 average net assets*....      1.36%       2.42%(b)         1.11%       1.23%(b)        1.09%(b)
Ratio of net investment
 income to average net
 assets*................      6.87%       6.08%(b)         7.12%       6.93%(b)        7.09%(b)
Portfolio turnover (f)..    102.24%     102.24%          102.24%     135.06%         135.06%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Annualized.
(c) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(d) Not annualized.
(e) Period from commencement of operations.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                                           BOND FUND
                          ------------------------------------------------------------------------------------------------------
                                 ELEVEN MONTHS ENDED MAY 31, 1998                            YEAR ENDED JUNE 30, 1997
                          -----------------------------------------------------   ----------------------------------------------
                          INVESTOR A    INVESTOR B   INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                          ----------    ----------   ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $  9.68        $ 9.69       $ 9.65       $   9.73       $  9.51     $ 9.51     $ 9.47     $   9.56
                           -------        ------       ------       --------       -------     ------     ------     --------
Investment Activities
 Net investment income..      0.52          0.46         0.47           0.56          0.56       0.50       0.49         0.59
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.32          0.32         0.31           0.31          0.17       0.16       0.17         0.17
                           -------        ------       ------       --------       -------     ------     ------     --------
 Total from Investment
  Activities............      0.84          0.78         0.78           0.87          0.73       0.66       0.66         0.76
                           -------        ------       ------       --------       -------     ------     ------     --------
Distributions
 Net investment income..     (0.53)        (0.47)       (0.47)         (0.56)        (0.56)     (0.48)     (0.48)       (0.59)
                           -------        ------       ------       --------       -------     ------     ------     --------
 Total Distributions....     (0.53)        (0.47)       (0.47)         (0.56)        (0.56)     (0.48)     (0.48)       (0.59)
                           -------        ------       ------       --------       -------     ------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.99        $10.00       $ 9.96       $  10.04       $  9.68     $ 9.69     $ 9.65     $   9.73
                           =======        ======       ======       ========       =======     ======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............      8.83%(a)      8.18%(a)     8.11%(a)       9.15%(a)      7.92%      7.09%      7.15%        8.20%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $16,669        $6,423       $  595       $481,998       $19,760     $5,967     $  508     $492,102
Ratio of expenses to
 average net assets.....      1.19%(b)      1.94%(b)     1.94%(b)       0.94%(b)      1.19%      1.94%      1.94%        0.94%
Ratio of net investment
 income to average net
 assets.................      5.81%(b)      5.07%(b)     5.06%(b)       6.06%(b)      5.88%      5.15%      5.18%        6.13%
Ratio of expenses to
 average net assets*....      1.28%(b)      2.03%(b)     2.03%(b)       1.04%(b)      1.28%      2.03%      2.03%        1.03%
Ratio of net investment
 income to average net
 assets*................      5.71%(b)      4.98%(b)     4.96%(b)       5.97%(b)      5.79%      5.06%      5.09%        6.04%
Portfolio turnover (c)..    545.68%       545.68%      545.68%        545.68%       827.00%    827.00%    827.00%      827.00%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                              BOND FUND, CONTINUED
                      ------------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                      ------------------------------------------------------------------------------------------------------
                                           1996                                             1995
                      ---------------------------------------------- ---------------------------------------------------
                      INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A)  INSTITUTIONAL
                      ---------- ---------- ---------- ------------- ---------- ---------- --------------  -------------
NET ASSET VALUE,
 BEGINNING OF
 PERIOD..........      $  9.67    $  9.68    $  9.64     $   9.72     $   9.30   $   9.26     $   9.02       $   9.29
                       -------    -------    -------     --------     --------   --------     --------       --------
Investment
 Activities
 Net investment
  income.........         0.57       0.50       0.50         0.59         0.58       0.52         0.22           0.61
 Net realized and
  unrealized
  gains (losses)
  from
  investments....        (0.16)     (0.17)     (0.17)       (0.16)        0.38       0.42         0.62           0.43
                       -------    -------    -------     --------     --------   --------     --------       --------
 Total from
  Investment
  Activities.....         0.41       0.33       0.33         0.43         0.96       0.94         0.84           1.04
                       -------    -------    -------     --------     --------   --------     --------       --------
Distributions
 Net investment
  income.........        (0.57)     (0.50)     (0.50)       (0.59)       (0.58)     (0.52)       (0.22)         (0.61)
 In excess of net
  realized gains.          --         --         --           --         (0.01)       --           --             --
                       -------    -------    -------     --------     --------   --------     --------       --------
 Total
  Distributions..        (0.57)     (0.50)     (0.50)       (0.59)       (0.59)     (0.52)       (0.22)         (0.61)
                       -------    -------    -------     --------     --------   --------     --------       --------
NET ASSET VALUE,
 END OF PERIOD...      $  9.51    $  9.51    $  9.47     $   9.56     $   9.67   $   9.68     $   9.64       $   9.72
                       =======    =======    =======     ========     ========   ========     ========       ========
Total Return
 (excludes sales
 and redemption
 charges)........         4.27%      3.46%      3.50%        4.49%       10.85%     10.62%        8.41%(b)      11.78%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end
 of period (000).      $20,175    $ 4,426    $   210     $549,336     $ 17,572   $  1,330     $     28       $509,189
Ratio of expenses
 to average net
 assets..........         1.19%      1.94%      1.91%        0.94%        1.24%      2.03%        1.99%(c)       1.02%
Ratio of net
 investment
 income to
 average net
 assets..........         5.71%      4.97%      5.00%        5.96%        6.32%      5.54%        5.62%(c)       6.54%
Ratio of expenses
 to average net
 assets*.........         1.28%      2.03%      2.03%        1.03%        1.39%      2.39%        2.26%(c)       1.14%
Ratio of net
 investment
 income to
 average net
 assets*.........         5.62%      4.88%      4.88%        5.87%        6.17%      5.18%        5.36%(c)       6.42%
Portfolio
 turnover (d)....      1189.27%   1189.27%   1189.27%     1189.27%    1,010.64%  1,010.64%    1,010.64%      1,010.64%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                BOND FUND, CONTINUED
                          ------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          ------------------------------------------------------------------
                                           1994                             1993 (A)
                          ----------------------------------------- ------------------------
                          INVESTOR A  INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ----------  --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.54        $ 9.95        $  10.53     $ 10.54     $  10.54
                           -------        ------        --------     -------     --------
Investment Activities
 Net investment income..      0.59          0.22            0.60        0.71         0.71
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.72)        (0.70)          (0.72)       0.47         0.46
                           -------        ------        --------     -------     --------
 Total from Investment
  Activities............     (0.13)        (0.48)          (0.12)       1.18         1.17
                           -------        ------        --------     -------     --------
Distributions
 Net investment income..     (0.57)        (0.21)          (0.58)      (0.73)       (0.73)
 Net realized gains.....       --            --              --        (0.45)       (0.45)
 In excess of net
  realized gains........     (0.54)          --            (0.54)        --           --
                           -------        ------        --------     -------     --------
 Total Distributions....     (1.11)        (0.21)          (1.12)      (1.18)       (1.18)
                           -------        ------        --------     -------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $  9.30        $ 9.26        $   9.29     $ 10.54     $  10.53
                           =======        ======        ========     =======     ========
Total Return (excludes
 sales and redemption
 charges)...............     (1.62)%       (4.84)%(c)      (1.52)%     11.93%       11.84%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $18,391        $  485        $469,903     $18,562     $442,291
Ratio of expenses to
 average net assets.....      0.98%         1.89%(d)        0.88%       0.89%        0.87%
Ratio of net investment
 income to average net
 assets.................      5.86%         5.34%(d)        5.97%       6.47%        6.50%
Ratio of expenses to
 average net assets*....      1.27%         2.29%(d)        1.02%       1.07%        1.01%
Ratio of net investment
 income to average net
 assets*................      5.57%         4.94%(d)        5.83%       6.29%        6.36%
Portfolio turnover (e)..    893.27%       893.27%         893.27%     443.98%      443.98%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                       MUNICIPAL BOND FUND
                          -----------------------------------------------------------------------------
                           ELEVEN MONTHS ENDED MAY 31, 1998              YEAR ENDED JUNE 30, 1997
                          ---------------------------------------   -----------------------------------
                          INVESTOR A   INVESTOR B   INSTITUTIONAL   INVESTOR A INVESTOR B INSTITUTIONAL
                          ----------   ----------   -------------   ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.53       $10.51       $  10.54        $10.43     $10.39     $  10.43
                            ------       ------       --------        ------     ------     --------
Investment Activities
 Net investment income..      0.35         0.28           0.37          0.44       0.36         0.46
 Net realized and
  unrealized gains from
  investments...........      0.22         0.21           0.21          0.12       0.13         0.14
                            ------       ------       --------        ------     ------     --------
Total from Investment
 Activities.............      0.57         0.49           0.58          0.56       0.49         0.60
                            ------       ------       --------        ------     ------     --------
Distributions
 Net investment income..     (0.39)       (0.32)         (0.41)        (0.41)     (0.32)       (0.44)
 Net realized gains.....     (0.18)       (0.18)         (0.18)        (0.05)     (0.05)       (0.05)
                            ------       ------       --------        ------     ------     --------
 Total Distributions....     (0.57)       (0.50)         (0.59)        (0.46)     (0.37)       (0.49)
                            ------       ------       --------        ------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................    $10.53       $10.50       $  10.53        $10.53     $10.51     $  10.54
                            ======       ======       ========        ======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............      5.46%(a)     4.75%(a)       5.71%(a)      5.47%      4.81%        5.89%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........    $9,502       $  706       $123,856        $9,601     $  993     $134,579
Ratio of expenses to
 average net assets.....      1.02%(b)     1.77%(b)       0.77%(b)      1.06%      1.81%        0.81%
Ratio of net investment
 income to average net
 assets.................      3.64%(b)     2.89%(b)       3.89%(b)      4.19%      3.43%        4.41%
Ratio of expenses to
 average net assets*....      1.31%(b)     2.06%(b)       1.07%(b)      1.35%      2.10%        1.10%
Ratio of net investment
 income to average net
 assets*................      3.34%(b)     2.59%(b)       3.60%(b)      3.90%      3.14%        4.12%
Portfolio turnover (c)..     85.56%       85.56%         85.56%        48.83%     48.83%       48.83%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                       MUNICIPAL BOND FUND, CONTINUED
                          -----------------------------------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,
                          -----------------------------------------------------------------------------------------
                                         1996                                         1995
                          ----------------------------------- -----------------------------------------------------
                          INVESTOR A INVESTOR B INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A)(B) INSTITUTIONAL
                          ---------- ---------- ------------- ---------- ---------- ----------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....    $10.39     $10.36     $  10.39     $ 10.29     $10.26        $ 9.88         $  10.29
                            ------     ------     --------     -------     ------        ------         --------
Investment Activities
 Net investment income
  (loss)................      0.41       0.33         0.43        0.41       0.33         (0.03)            0.46
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.03       0.03         0.04        0.27       0.27          0.65             0.27
                            ------     ------     --------     -------     ------        ------         --------
 Total from Investment
  Activities............      0.44       0.36         0.47        0.68       0.60          0.62             0.73
                            ------     ------     --------     -------     ------        ------         --------
Distributions
 Net investment income..     (0.40)     (0.33)       (0.43)      (0.41)     (0.33)        (0.14)           (0.46)
 In excess of net
  realized gains .......       --         --           --        (0.17)     (0.17)        (0.16)           (0.17)
                            ------     ------     --------     -------     ------        ------         --------
 Total Distributions....     (0.40)     (0.33)       (0.43)      (0.58)     (0.50)        (0.30)           (0.63)
                            ------     ------     --------     -------     ------        ------         --------
NET ASSET VALUE, END OF
 PERIOD.................    $10.43     $10.39     $  10.43     $ 10.39     $10.36        $10.20         $  10.39
                            ======     ======     ========     =======     ======        ======         ========
Total Return (excludes
 sales and redemption
 charges)...............      4.29%      3.48%        4.55%       7.02%      6.17%         3.47%(c)         7.25%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........    $7,835     $  735     $132,527     $11,378     $  447            --         $134,784
Ratio of expenses to
 average net assets.....      1.05%      1.80%        0.80%       1.02%      1.80%         0.71%(d)         0.80%
Ratio of net investment
 income (loss) to
 average net assets.....      3.85%      3.11%        4.10%       4.00%      3.22%        (0.54)%(d)        4.21%
Ratio of expenses to
 average net assets*....      1.34%      2.09%        1.09%       1.33%      2.33%         0.71%(d)         1.08%
Ratio of net investment
 income (loss) to
 average net assets*....      3.56%      2.82%        3.81%       3.68%      2.68%        (0.54)%(d)        3.93%
Portfolio turnover (e)..     47.46%     47.46%       47.46%      35.15%     35.15%        35.15%           35.15%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) There was only one share outstanding for the Investor C shares at June 30, 1995.
(c) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                           MUNICIPAL BOND FUND, CONTINUED
                          ------------------------------------------------------------------
                                                 YEAR ENDED JUNE 30,
                          ------------------------------------------------------------------
                                           1994                            1993 (A)
                          ---------------------------------------- -------------------------
                          INVESTOR A INVESTOR B (B)  INSTITUTIONAL INVESTOR A  INSTITUTIONAL
                          ---------- --------------  ------------- ---------- --------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.92       $10.76        $  10.92      $10.58      $  10.58
                           -------       ------        --------      ------      --------
Investment Activities
 Net investment income
  (loss)................      0.40         0.13            0.41        0.49          0.49
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.31)       (0.50)          (0.31)       0.48          0.48
                           -------       ------        --------      ------      --------
 Total from Investment
  Activities............      0.09        (0.37)           0.10        0.97          0.97
                           -------       ------        --------      ------      --------
Distributions
 Net investment income..     (0.39)       (0.13)          (0.40)      (0.53)        (0.53)
 Net realized gains.....     (0.21)          --           (0.21)      (0.10)        (0.10)
 In excess of net
  realized gains .......     (0.12)          --           (0.12)         --            --
                           -------       ------        --------      ------      --------
 Total Distributions....     (0.72)       (0.13)          (0.73)      (0.63)        (0.63)
                           -------       ------        --------      ------      --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.29       $10.26        $  10.29      $10.92      $  10.92
                           =======       ======        ========      ======      ========
Total Return (excludes
 sales and redemption
 charges)...............      0.71%       (3.41)%(c)       0.81%       9.46%         9.48%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $13,123       $  359        $147,687      $9,333      $146,302
Ratio of expenses to
 average net assets.....      0.87%        1.80%(d)        0.77%       0.76%         0.73%
Ratio of net investment
 income (loss) to
 average net assets.....      3.72%        2.88%(d)        3.83%       4.56%         4.61%
Ratio of expenses to
 average net assets*....      1.32%        2.37%(d)        1.06%       1.09%         1.02%
Ratio of net investment
 income (loss) to
 average net assets*....      3.27%        2.31%(d)        3.53%       4.23%         4.31%
Portfolio turnover (e)..     44.39%       44.39%          44.39%      67.26%        67.26%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                  MICHIGAN MUNICIPAL BOND FUND
                          ------------------------------------------------------------------------------
                           ELEVEN MONTHS ENDED MAY 31, 1998               YEAR ENDED JUNE 30, 1997
                          ----------------------------------------   -----------------------------------
                          INVESTOR A    INVESTOR B   INSTITUTIONAL   INVESTOR A INVESTOR B INSTITUTIONAL
                          ----------    ----------   -------------   ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.89        $10.90       $  10.89       $ 10.76     $10.76     $  10.77
                           -------        ------       --------       -------     ------     --------
Investment Activities
 Net investment income..      0.42          0.34           0.44          0.49       0.41         0.51
 Net realized and
  unrealized gains from
  investments...........      0.23          0.23           0.23          0.14       0.13         0.14
                           -------        ------       --------       -------     ------     --------
 Total from Investment
  Activities............      0.65          0.57           0.67          0.63       0.54         0.65
                           -------        ------       --------       -------     ------     --------
Distributions
 Net investment income..     (0.45)        (0.37)         (0.47)        (0.46)     (0.36)       (0.49)
 Net realized gains.....     (0.03)        (0.03)         (0.03)        (0.04)     (0.04)       (0.04)
                           -------        ------       --------       -------     ------     --------
 Total Distributions....     (0.48)        (0.40)         (0.50)        (0.50)     (0.40)       (0.53)
                           -------        ------       --------       -------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 11.06        $11.07       $  11.06       $ 10.89     $10.90     $  10.89
                           =======        ======       ========       =======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............      5.96%(a)      5.32%(a)       6.30%(a)      5.89%      5.05%        6.11%
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of
 period (000)...........   $38,536        $3,983       $206,246       $38,302     $3,503     $194,950
Ratio of expenses to
 average net assets.....      0.99%(b)      1.74%(b)       0.74%(b)      1.01%      1.76%        0.76%
Ratio of net investment
 income to average net
 assets.................      4.09%(b)      3.34%(b)       4.34%(b)      4.48%      3.73%        4.73%
Ratio of expenses to
 average net assets*....      1.28%(b)      2.03%(b)       1.03%(b)      1.30%      2.05%        1.05%
Ratio of net investment
 income to average net
 assets*................      3.80%(b)      3.05%(b)       4.05%(b)      4.19%      3.44%        4.44%
Portfolio turnover (c)..     26.24%        26.24%         26.24%        28.48%     28.48%       28.48%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                   MICHIGAN MUNICIPAL BOND FUND, CONTINUED
                          -----------------------------------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,
                          -----------------------------------------------------------------------------------------
                                         1996                                         1995
                          ----------------------------------- -----------------------------------------------------
                          INVESTOR A INVESTOR B INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A)(B) INSTITUTIONAL
                          ---------- ---------- ------------- ---------- ---------- ----------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.75     $10.75     $  10.76     $ 10.53     $10.52        $10.11         $  10.53
                           -------     ------     --------     -------     ------        ------         --------
Investment Activities
 Net investment income
  (loss)................      0.47       0.40         0.50        0.48       0.40         (0.02)            0.50
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.04       0.04         0.04        0.23       0.24          0.62             0.25
                           -------     ------     --------     -------     ------        ------         --------
Total from Investment
 Activities.............      0.51       0.44         0.54        0.71       0.64          0.60             0.75
                           -------     ------     --------     -------     ------        ------         --------
Distributions
 Net investment income .     (0.47)     (0.40)       (0.50)      (0.48)     (0.40)          --             (0.50)
 Net realized gains.....     (0.03)     (0.03)       (0.03)      (0.01)     (0.01)        (0.17)           (0.02)
                           -------     ------     --------     -------     ------        ------         --------
 Total Distributions....     (0.50)     (0.43)       (0.53)      (0.49)     (0.41)        (0.17)           (0.52)
                           -------     ------     --------     -------     ------        ------         --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.76     $10.76     $  10.77     $ 10.75     $10.75        $10.54         $  10.76
                           =======     ======     ========     =======     ======        ======         ========
Total Return (excludes
 sales and redemption
 charges)...............      4.87%      4.13%        5.12%       6.99%      6.28%         3.39%(c)         7.33%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $36,681     $3,565     $185,191     $37,874     $2,270           --          $176,068
Ratio of expenses to
 average net assets.....      1.02%      1.77%        0.77%       1.00%      1.78%         0.48%(d)         0.78%
Ratio of net investment
 income (loss) to
 average net assets.....      4.32%      3.57%        4.57%       4.57%      3.80%        (0.32)%(d)        4.79%
Ratio of expenses to
 average net assets*....      1.31%      2.06%        1.06%       1.32%      2.32%         0.48%(d)         1.07%
Ratio of net investment
 income (loss) to
 average net assets*....      4.03%      3.28%        4.28%       4.25%      3.25%        (0.32)%(d)        4.50%
Portfolio turnover (e)..     27.66%     27.66%       27.66%      26.06%     26.06%        26.06%           26.06%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) There was only one share outstanding for the Investor C shares at June 30, 1995.
(c) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                      MICHIGAN MUNICIPAL BOND FUND, CONTINUED
                          -----------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          -----------------------------------------------------------------
                                           1994                            1993 (A)
                          ---------------------------------------- ------------------------
                          INVESTOR A INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ---------- --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 10.97       $11.09        $  10.97     $ 10.58     $  10.58
                           -------       ------        --------     -------     --------
Investment Activities
 Net investment income
  (loss)................      0.47         0.16            0.48        0.50         0.50
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.36)       (0.57)          (0.36)       0.47         0.47
                           -------       ------        --------     -------     --------
Total from Investment
 Activities.............      0.11        (0.41)           0.12        0.97         0.97
                           -------       ------        --------     -------     --------
Distributions
 Net investment income .     (0.45)       (0.16)          (0.46)      (0.54)       (0.54)
 Net realized gains.....     (0.01)         --            (0.01)      (0.04)       (0.04)
 In excess of net
  realized gains .......     (0.09)         --            (0.09)        --           --
                           -------       ------        --------     -------     --------
 Total Distributions....     (0.55)       (0.16)          (0.56)      (0.58)       (0.58)
                           -------       ------        --------     -------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.53       $10.52        $  10.53     $ 10.97     $  10.97
                           =======       ======        ========     =======     ========
Total Return (excludes
 sales and redemption
 charges)...............      0.92%       (3.69)%(c)       1.02%       9.40%        9.42%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $42,204       $1,302        $181,051     $32,778     $165,414
Ratio of expenses to
 average net assets.....      0.85%        1.77%(d)        0.75%       0.78%        0.76%
Ratio of net investment
 income (loss) to
 average net assets.....      4.25%        3.51%(d)        4.35%       4.67%        4.70%
Ratio of expenses to
 average net assets*....      1.29%        2.32%(d)        1.04%       1.12%        1.05%
Ratio of net investment
 income (loss) to
 average net assets*....      3.81%        2.97%(d)        4.06%       4.33%        4.41%
Portfolio turnover (e)..      6.69%        6.69%           6.69%      35.81%       35.81%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                CONSERVATIVE ALLOCATION FUND
                                               --------------------------------
                                               ELEVEN MONTHS  DECEMBER 30, 1996
                                                   ENDED             TO
                                               MAY 31, 1998   JUNE 30, 1997 (A)
                                               -------------  -----------------
                                               INSTITUTIONAL    INSTITUTIONAL
                                               -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $ 10.36          $ 10.00
                                                  -------          -------
Investment Activities
 Net investment income.......................        0.35             0.14
 Net realized and unrealized gains from in-
  vestments..................................        0.79             0.34
                                                  -------          -------
 Total from Investment Activities............        1.14             0.48
                                                  -------          -------
Distributions
 Net investment income.......................       (0.35)           (0.12)
 Net realized gains..........................       (0.07)             --
                                                  -------          -------
 Total Distributions.........................       (0.42)           (0.12)
                                                  -------          -------
NET ASSET VALUE, END OF PERIOD...............     $ 11.08          $ 10.36
                                                  =======          =======
Total Return (excludes sales and redemption
 charges)....................................       11.18%(b)         4.87%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)............     $17,031          $10,287
Ratio of expenses to average net assets......        1.07%(c)         1.64%(c)
Ratio of net investment income (loss) to av-
 erage net assets............................        3.69%(c)         3.12%(c)
Ratio of expenses to average net assets*.....        1.37%(c)         1.94%(c)
Ratio of net investment income (loss) to av-
 erage net assets*...........................        3.39%(c)         2.82%(c)
Portfolio turnover...........................       99.41%           62.11%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                            BALANCED ALLOCATION FUND
                          ------------------------------------------------------------------------------------------------------
                                 ELEVEN MONTHS ENDED MAY 31, 1998                            YEAR ENDED JUNE 30, 1997
                          -----------------------------------------------------   ----------------------------------------------
                          INVESTOR A    INVESTOR B   INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                          ----------    ----------   ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 13.00        $13.00       $12.92       $  12.99       $ 13.37     $13.36     $13.28     $  13.37
                           -------        ------       ------       --------       -------     ------     ------     --------
Investment Activities
 Net investment income..      0.29          0.19         0.18           0.32          0.32       0.21       0.21         0.35
 Net realized and
  unrealized gains from
  investments and
  foreign currencies....      1.21          1.21         1.21           1.20          1.12       1.13       1.14         1.12
                           -------        ------       ------       --------       -------     ------     ------     --------
Total from Investment
 Activities.............      1.50          1.40         1.39           1.52          1.44       1.34       1.35         1.47
                           -------        ------       ------       --------       -------     ------     ------     --------
Distributions
 Net investment income..     (0.32)        (0.23)       (0.23)         (0.35)        (0.33)     (0.22)     (0.23)       (0.37)
 Net realized gains.....     (0.36)        (0.36)       (0.36)         (0.36)        (1.48)     (1.48)     (1.48)       (1.48)
                           -------        ------       ------       --------       -------     ------     ------     --------
 Total Distributions....     (0.68)        (0.59)       (0.59)         (0.71)        (1.81)     (1.70)     (1.71)       (1.85)
                           -------        ------       ------       --------       -------     ------     ------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 13.82        $13.81       $13.72       $  13.80       $ 13.00     $13.00     $12.92     $  12.99
                           =======        ======       ======       ========       =======     ======     ======     ========
Total Return (excludes
 sales and redemption
 charges)...............     11.87%(a)     11.05%(a)    11.04%(a)      12.06%(a)     11.61%     10.82%     10.90%       11.86%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $19,404        $7,988       $  927       $262,533       $18,826     $6,299     $  795     $245,347
Ratio of expenses to
 average net assets.....      1.36%(b)      2.11%(b)     2.11%(b)       1.12%(b)      1.36%      2.11%      2.11%        1.10%
Ratio of net investment
 income to average net
 assets.................      2.32%(b)      1.57%(b)     1.56%(b)       2.57%(b)      2.47%      1.73%      1.75%        2.77%
Ratio of expenses to
 average net assets*....      1.62%(b)      2.37%(b)     2.37%(b)       1.37%(b)      1.61%      2.36%      2.36%        1.36%
Ratio of net investment
 income to average net
 assets*................      2.07%(b)      1.32%(b)     1.31%(b)       2.32%(b)      2.22%      1.48%      1.50%        2.51%
Portfolio turnover (c)..    117.80%       117.80%      117.80%        117.80%       425.05%    425.05%    425.05%      425.05%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                       BALANCED ALLOCATION FUND, CONTINUED
                        -------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                        -------------------------------------------------------------------------------------------------
                                             1996                                             1995
                        ---------------------------------------------- --------------------------------------------------
                        INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                        ---------- ---------- ---------- ------------- ---------- ---------- -------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..   $ 12.19     $12.18     $12.12     $  12.19     $ 10.67     $10.67       $11.13        $ 10.67
                         -------     ------     ------     --------     -------     ------       ------        -------
Investment Activities
 Net investment
  income..............      0.32       0.23       0.24         0.36        0.28       0.20         0.09           0.31
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currencies..      1.74       1.74       1.71         1.74        1.69       1.67         1.16           1.68
                         -------     ------     ------     --------     -------     ------       ------        -------
Total from Investment
 Activities...........      2.06       1.97       1.95         2.10        1.97       1.87         1.25           1.99
                         -------     ------     ------     --------     -------     ------       ------        -------
Distributions
 Net investment
  income..............     (0.31)     (0.22)     (0.22)       (0.35)      (0.29)     (0.20)       (0.10)         (0.31)
 Net realized gains...     (0.57)     (0.57)     (0.57)       (0.57)      (0.01)     (0.06)         --           (0.03)
 In excess of net
  realized gains......       --         --         --           --        (0.15)     (0.10)       (0.16)         (0.13)
                         -------     ------     ------     --------     -------     ------       ------        -------
 Total Distributions..     (0.88)     (0.79)     (0.79)       (0.92)      (0.45)     (0.36)       (0.26)         (0.47)
                         -------     ------     ------     --------     -------     ------       ------        -------
NET ASSET VALUE, END
 OF PERIOD............   $ 13.37     $13.36     $13.28     $  13.37     $ 12.19     $12.18       $12.12        $ 12.19
                         =======     ======     ======     ========     =======     ======       ======        =======
Total Return (excludes
 sales and redemption
 charges).............     17.51%     16.71%     16.61%       17.81%      18.96%     17.96%       17.53%(b)      19.22%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000).........   $17,097     $4,278     $  362     $113,493     $12,849     $1,291       $  114        $89,294
Ratio of expenses to
 average net assets...      1.41%      2.16%      2.16%        1.16%       1.47%      2.25%        2.16%(c)       1.25%
Ratio of net
 investment income to
 average net assets...      2.37%      1.64%      1.65%        2.62%       2.54%      1.74%        1.65%(c)       2.75%
Ratio of expenses to
 average net assets*..      1.66%      2.45%      2.41%        1.41%       1.78%      2.77%        2.68%(c)       1.52%
Ratio of net
 investment income to
 average net assets*..      2.12%      1.35%      1.40%        2.37%       2.23%      1.22%        1.13%(c)       2.47%
Portfolio turnover
 (d)..................    437.90%    437.90%    437.90%      437.90%     250.66%    250.66%      250.66%        250.66%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                        BALANCED ALLOCATION FUND, CONTINUED
                          ------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          ------------------------------------------------------------------
                                           1994                             1993 (A)
                          ----------------------------------------- ------------------------
                          INVESTOR A  INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ----------  --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 11.09        $11.71         $ 11.08      $ 9.68      $  9.68
                           -------        ------         -------      ------      -------
Investment Activities
 Net investment income..      0.26          0.10            0.27        0.28         0.28
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currencies....     (0.43)        (1.05)          (0.41)       1.42         1.41
                           -------        ------         -------      ------      -------
Total from Investment
 Activities.............     (0.17)        (0.95)          (0.14)       1.70         1.69
                           -------        ------         -------      ------      -------
Distributions
 Net investment income..     (0.25)        (0.09)          (0.27)      (0.29)       (0.29)
                           -------        ------         -------      ------      -------
 Total Distributions....     (0.25)        (0.09)          (0.27)      (0.29)       (0.29)
                           -------        ------         -------      ------      -------
NET ASSET VALUE, END OF
 PERIOD.................   $ 10.67        $10.67         $ 10.67      $11.09      $ 11.08
                           =======        ======         =======      ======      =======
Total Return (excludes
 sales and redemption
 charges)...............     (1.63)%       (8.16)%(c)      (1.44)%     17.74%       17.66%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $11,901        $  744         $71,427      $6,115      $42,318
Ratio of expenses to
 average net assets.....      1.18%         2.05%(d)        1.09%       1.18%        1.15%
Ratio of net investment
 income to average net
 assets.................      2.38%         1.94%(d)        2.49%       2.66%        2.70%
Ratio of expenses to
 average net assets*....      1.63%         2.61%(d)        1.39%       1.53%        1.46%
Ratio of net investment
 income to average net
 assets*................      1.93%         1.38%(d)        2.18%       2.31%        2.40%
Portfolio turnover (e)..    192.39%       192.39%         192.39%     177.99%      177.99%

-------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                  AGGRESSIVE ALLOCATION FUND
                                                --------------------------------
                                                ELEVEN MONTHS  DECEMBER 30, 1996
                                                    ENDED             TO
                                                MAY 31, 1998   JUNE 30, 1997 (A)
                                                -------------  -----------------
                                                INSTITUTIONAL    INSTITUTIONAL
                                                -------------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD..........     $ 10.57          $ 10.00
                                                   -------          -------
Investment Activities
 Net investment income .......................        0.12             0.07
 Net realized and unrealized gains from in-
  vestments and foreign currencies............        1.19             0.56
                                                   -------          -------
 Total from Investment Activities.............        1.31             0.63
                                                   -------          -------
Distributions
 Net investment income........................       (0.13)           (0.06)
                                                   -------          -------
 Total Distributions..........................       (0.13)           (0.06)
                                                   -------          -------
NET ASSET VALUE, END OF PERIOD................     $ 11.75          $ 10.57
                                                   =======          =======
Total Return (excludes sales and redemption
 charges).....................................       12.45%(b)         6.38%(b)
RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000).............     $33,816          $39,043
Ratio of expenses to average net assets.......        1.30%(c)         1.32%(c)
Ratio of net investment income (loss) to aver-
 age net assets...............................        1.11%(c)         1.61%(c)
Ratio of expenses to average net assets*......        1.45%(c)         1.47%(c)
Ratio of net investment income (loss) to aver-
 age net assets*..............................        0.96%(c)         1.46%(c)
Portfolio turnover............................       76.47%           44.68%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                              EQUITY INCOME FUND
                         -------------------------------------------------------------------------------------------------------
                                ELEVEN MONTHS ENDED MAY 31, 1998                             YEAR ENDED JUNE 30, 1997
                         ------------------------------------------------------   ----------------------------------------------
                         INVESTOR A    INVESTOR B    INVESTOR C   INSTITUTIONAL   INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL
                         ----------    ----------    ----------   -------------   ---------- ---------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD...     $19.20       $19.14        $19.23         $19.13       $ 17.31    $ 17.27     $17.36     $  17.30
                          --------      -------        ------       --------       -------    -------     ------     --------
Investment Activities
 Net investment income.       0.25         0.11          0.11           0.29          0.29       0.16       0.15         0.34
 Net realized and
  unrealized gains
  (losses) from
  investments..........       2.72         2.71          2.72           2.70          3.57       3.57       3.58         3.51
                          --------      -------        ------       --------       -------    -------     ------     --------
 Total from Investment
  Activities...........       2.97         2.82          2.83           2.99          3.86       3.73       3.73         3.85
                          --------      -------        ------       --------       -------    -------     ------     --------
Distributions
 Net investment income.      (0.21)       (0.10)        (0.09)         (0.25)        (0.28)     (0.17)     (0.17)       (0.33)
 Net realized gains....      (3.18)       (3.18)        (3.18)         (3.18)        (1.69)     (1.69)     (1.69)       (1.69)
                          --------      -------        ------       --------       -------    -------     ------     --------
 Total Distributions...      (3.39)       (3.28)        (3.27)         (3.43)        (1.97)     (1.86)     (1.86)       (2.02)
                          --------      -------        ------       --------       -------    -------     ------     --------
NET ASSET VALUE, END OF
 PERIOD................     $18.78       $18.68        $18.79         $18.69       $ 19.20    $ 19.14     $19.23     $  19.13
                          ========      =======        ======       ========       =======    =======     ======     ========
Total Return (excludes
 sales and redemption
 charges)..............      17.08%(a)    16.28%(a)     16.22%(a)      17.31%(a)     23.81%     22.96%     22.86%       23.80%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)..........   $104,503      $27,767        $1,094       $281,395       $99,423    $21,038     $  778     $315,878
Ratio of expenses to
 average net assets....       1.58%(b)     2.33%(b)      2.33%(b)       1.33%(b)      1.58%      2.33%      2.33%        1.33%
Ratio of net investment
 income to average net
 assets................       1.39%(b)     0.64%(b)      0.63%(b)       1.65%(b)      1.62%      0.88%      0.88%        1.89%
Ratio of expenses to
 average net assets*...       1.58%(b)     2.33%(b)      2.33%(b)       1.33%(b)      1.58%      2.33%      2.33%        1.33%
Ratio of net investment
 income (loss) to
 average net assets*...       1.39%(b)     0.64%(b)      0.63%(b)       1.65%(b)      1.62%      0.88%      0.88%        1.89%
Portfolio turnover (c).      18.62%       18.62%        18.62%         18.62%        20.14%     20.14%     20.14%       20.14%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                                          EQUITY INCOME FUND, CONTINUED
                        -------------------------------------------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                        -------------------------------------------------------------------------------------------------
                                             1996                                             1995
                        ---------------------------------------------- --------------------------------------------------
                        INVESTOR A INVESTOR B INVESTOR C INSTITUTIONAL INVESTOR A INVESTOR B INVESTOR C (A) INSTITUTIONAL
                        ---------- ---------- ---------- ------------- ---------- ---------- -------------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD..   $ 14.49    $ 14.47     $14.54     $  14.49     $ 13.50     $13.49       $13.38       $  13.50
                         -------    -------     ------     --------     -------     ------       ------       --------
Investment Activities
 Net investment
  income..............      0.30       0.19       0.19         0.34        0.36       0.26         0.11           0.39
 Net realized and
  unrealized gains
  (losses) from
  investments.........      3.27       3.25       3.27         3.26        1.00       0.99         1.17           1.00
                         -------    -------     ------     --------     -------     ------       ------       --------
 Total from Investment
  Activities..........      3.57       3.44       3.46         3.60        1.36       1.25         1.28           1.39
                         -------    -------     ------     --------     -------     ------       ------       --------
Distributions
 Net investment
  income..............     (0.30)     (0.19)     (0.19)       (0.34)      (0.36)     (0.26)       (0.11)         (0.39)
 In excess of net
  investment income...       --         --         --           --        (0.01)     (0.01)       (0.01)         (0.01)
 Net realized gains...     (0.45)     (0.45)     (0.45)       (0.45)        --         --           --             --
                         -------    -------     ------     --------     -------     ------       ------       --------
 Total Distributions..     (0.75)     (0.64)     (0.64)       (0.79)      (0.37)     (0.27)       (0.12)         (0.40)
                         -------    -------     ------     --------     -------     ------       ------       --------
NET ASSET VALUE, END
 OF PERIOD............   $ 17.31    $ 17.27     $17.36     $  17.30     $ 14.49     $14.47       $14.54       $  14.49
                         =======    =======     ======     ========     =======     ======       ======       ========
Total Return (excludes
 sales and redemption
 charges).............     25.05%     24.11%     24.17%       25.30%      10.32%      9.41%        9.71%(b)      10.55%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000).........   $82,396    $12,590     $  164     $337,318     $71,063     $7,131       $   25       $346,164
Ratio of expenses to
 average net assets...      1.57%      2.32%      2.32%        1.32%       1.54%      2.32%        2.30%(c)       1.32%
Ratio of net
 investment income to
 average net assets...      1.86%      1.11%      1.11%        2.11%       2.65%      1.86%        1.88%(c)       2.86%
Ratio of expenses to
 average net assets*..      1.57%      2.32%      2.32%        1.32%       1.57%      2.57%        2.55%(c)       1.32%
Ratio of net
 investment income to
 average net assets*..      1.86%      1.11%      1.11%        2.11%       2.61%      1.61%        1.62%(c)       2.86%
Portfolio turnover
 (d)..................     40.75%     40.75%     40.75%       40.75%      77.70%     77.70%       77.70%         77.70%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from November 16, 1994 (commencement of offering of Investor C shares) to June 30, 1995.
(b) Represents total return for the Institutional shares for the period from July 1, 1994 to November 15, 1994 plus the total return for the Investor C shares for the period from November 16, 1994 to June 30, 1995.
(c) Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Parkstone Group of Funds

                                           EQUITY INCOME FUND, CONTINUED
                          ------------------------------------------------------------------
                                                YEAR ENDED JUNE 30,
                          ------------------------------------------------------------------
                                           1994                             1993(A)
                          ----------------------------------------- ------------------------
                          INVESTOR A  INVESTOR B (B)  INSTITUTIONAL INVESTOR A INSTITUTIONAL
                          ----------  --------------  ------------- ---------- -------------
NET ASSET VALUE,
 BEGINNING OF PERIOD....   $ 14.69        $14.92        $  14.69     $ 13.14     $  13.14
                           -------        ------        --------     -------     --------
Investment Activities
 Net investment income..      0.37          0.13            0.39        0.45         0.45
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.56)        (1.43)          (0.56)       1.69         1.69
                           -------        ------        --------     -------     --------
 Total from Investment
  Activities............     (0.19)        (1.30)          (0.17)       2.14         2.14
                           -------        ------        --------     -------     --------
Distributions
 Net investment income..     (0.37)        (0.13)          (0.39)      (0.45)       (0.45)
 Net realized gains.....     (0.24)          --            (0.24)      (0.14)       (0.14)
 In excess of net
  realized gains........     (0.39)          --            (0.39)        --           --
                           -------        ------        --------     -------     --------
 Total Distributions....     (1.00)        (0.13)          (1.02)      (0.59)       (0.59)
                           -------        ------        --------     -------     --------
NET ASSET VALUE, END OF
 PERIOD.................   $ 13.50        $13.49        $  13.50     $ 14.69     $  14.69
                           =======        ======        ========     =======     ========
Total Return (excludes
 sales and redemption
 charges)...............     (1.63)%       (8.76)%(c)      (1.53)%     16.71%       16.73%
RATIOS/SUPPLEMENTARY
 DATA:
Net Assets at end of
 period (000)...........   $76,108        $3,836        $355,538     $50,000     $384,240
Ratio of expenses to
 average net assets.....      1.40%         2.33%(d)        1.30%       1.29%        1.26%
Ratio of net investment
 income to average net
 assets.................      2.56%         1.87%(d)        2.64%       3.24%        3.28%
Ratio of expenses to
 average net assets*....      1.55%         2.59%(d)        1.30%       1.36%        1.28%
Ratio of net investment
 income to average net
 assets*................      2.41%         1.61%(d)        2.64%       3.17%        3.25%
Portfolio turnover (e)..     69.35%        69.35%          69.35%      67.26%       67.26%

-------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) On April 1, 1993 the shareholders of the Group exchanged their shares for either the Group's Investor A shares or Institutional shares. For the year ended June 30, 1993 the Financial Highlights ratios of expenses, ratios of net investment income, total return and the per share investment activities and distributions are presented on a basis whereby the Fund's net investment income, expenses, and distributions for the period July 1, 1992 through March 31, 1993 were allocated to each class of shares based upon the relative net assets of each class of shares as of April 1, 1993 and the results combined therewith the results of operations and distributions for each applicable class for the period April 1, 1993 through June 30, 1993.
(b) Period from February 4, 1994 (commencement of offering of Investor B shares) to June 30, 1994.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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The Parkstone Mutual Funds

Growth Funds

Parkstone Small Capitalization Fund
Parkstone Mid Capitalization Fund
Parkstone Large Capitalization Fund
Parkstone International Discovery Fund

Growth and Income Funds

Parkstone Conservative Allocation Fund
Parkstone Balanced Allocation Fund
Parkstone Aggressive Allocation Fund
Parkstone Equity Income Fund

Income Funds

Parkstone Bond Fund
Parkstone Limited Maturity Bond Fund
Parkstone Intermediate Government Obligations Fund
Parkstone U.S. Government Income Fund

Tax-Free Income Funds

Parkstone Municipal Bond Fund
Parkstone Michigan Municipal Bond Fund
                                                           ---------
Money Market Funds                                         PARKSTONE
                                                           ---------
Parkstone Prime Obligations Fund                          MUTUAL FUNDS
Parkstone U.S. Government Obligations Fund
Parkstone Tax-Free Fund
Parkstone Treasury Fund

                                                    ----------------------------
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                                                    -----------   U.S. Postage
                                                    -----------       PAID
                                                    -----------  Columbus, Ohio
                                                    -----------  Permit No. 2443
                                                    ----------------------------